UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)

ERIC E. MILLER, Esq.

1200 RIVER ROAD

SUITE 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2006

Date of reporting period: 01/31/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Large Cap Value Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.3%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	4,900	$304,437

Banks (11.8%)
Bank of America Corp.	25,618	1,133,085
IndyMac Bancorp, Inc. (c)	5,500	224,730
PNC Bank Corp.	4,100	265,926
TD Banknorth, Inc. (c)	5,900	170,982
U.S. Bancorp	19,700	589,227
Wachovia Corp.	14,000	767,620
Washington Mutual, Inc.	10,048	425,231
Wells Fargo Co.	10,100	629,836

		4,206,637

Capital Goods (1.6%)
Cummins Engine, Inc. (c)	3,700	360,010
Teleflex, Inc.	3,300	208,131

		568,141

Chemicals (1.9%)
Ashland, Inc.	4,700	309,824
Lyondell Chemical Co.	15,000	360,150

		669,974

Computer Software & Services (0.7%)
Cognizant Technology Solutions Corp. (b)	4,500	235,665

Computers & Peripherals (2.3%)
Apple Computer, Inc. (b)	2,900	218,979
Hewlett-Packard Co.	12,600	392,868
International Business Machines Corp.	2,500	203,250

		815,097

Diversified Financials (12.8%)
Citigroup, Inc.	32,960	1,535,277
Countrywide Credit Industries, Inc.	16,098	538,317
Goldman Sachs Group, Inc.	1,800	254,250
J.P. Morgan Chase & Co.	25,228	1,002,813
Merrill Lynch & Co., Inc.	7,300	548,011
Morgan Stanley Dean Witter & Co.	10,900	669,805

		4,548,473

Diversified Telecommunication Services (3.5%)
Bellsouth Corp.	22,800	655,956
Sprint Corp.	12,200	279,258
Verizon Communications, Inc.	9,700	307,102

		1,242,316

Electric Utilities (6.0%)
CMS Energy Corp. (b) (c)	18,600	269,142
Dominion Resources, Inc.	2,200	166,166
Edison International	11,300	495,166
Emerson Electric Co.	2,600	201,370
FirstEnergy Corp.	11,100	556,110
TXU Corp.	8,500	430,440

		2,118,394

Electronics - Military (1.0%)
L-3 Communications Holdings, Inc.	4,200	340,284

Financial - Investment Banker & Broker (2.3%)
Lehman Brothers Holdings, Inc.	4,900	688,205
New Century Financial Corp. (c)	3,700	145,151

		833,356

Food & Beverages (2.5%)
Coca-Cola Co.	8,700	360,006
General Mills, Inc.	7,200	349,992
Pilgrim’s Pride Corp. (c)	6,700	163,078

		873,076

Food & Drug Retailing (0.9%)
Kroger Co. (b)	18,300	336,720

Gas Utilities (1.0%)
Sempra Energy	7,700	369,985

Hotels Restaurants & Leisure (0.9%)
McDonald’s Corp.	9,000	315,090

Household Products (0.5%)
Colgate-Palmolive Co.	3,500	192,115

Insurance (8.1%)
American International Group, Inc.	7,150	468,039
CIGNA Corp.	3,200	389,120
Genworth Financial, Inc., Class A	10,400	340,704
Hartford Financial Services Group, Inc.	6,200	509,826
Prudential Financial, Inc.	6,200	467,108
St. Paul Travelers Cos., Inc. (The)	12,700	576,326
UnitedHealth Group, Inc.	2,210	131,318

		2,882,441

Media (4.5%)
Clear Channel Communications, Inc.	5,800	169,766
Time Warner, Inc.	44,500	780,085
Walt Disney Co. (The)	25,700	650,467

		1,600,318

Medical (1.1%)
Abbott Laboratories	8,700	375,405

Metals & Mining (1.3%)
Phelps Dodge Corp.	2,900	465,450

Multi-Sector Companies (0.8%)
General Electric Co.	8,300	271,825

Oil & Gas (14.7%)
Anadarko Petroleum Corp.	3,500	377,370
ChevronTexaco Corp.	13,400	795,692
ConocoPhillips	13,800	892,860
Devon Energy Corp.	6,600	450,186
Exxon Mobil Corp.	30,700	1,926,425
Tesoro Petroleum Corp. (c)	4,800	347,856
Valero Energy Corp.	7,800	486,954

		5,277,343

Packaging & Containers (0.4%)
Sonoco Products Co. (c)	5,000	154,850

Paper & Forest Products (0.7%)
Louisiana-Pacific Corp. (c)	8,300	244,435

Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	9,500	216,505
Merck & Co., Inc.	18,200	627,900
Pfizer, Inc.	28,700	737,016

		1,581,421

Printing & Publishing (0.8%)
Donnelley (R.R.) & Sons Co.	8,300	270,580

Real Estate (3.3%)
General Growth Properties, Inc. (c)	8,900	459,240
HRPT Properties Trust	17,500	187,775
MDC Holdings, Inc. (c)	5,400	342,630
Vornado Realty Trust	2,100	185,514

		1,175,159

Retail (2.2%)
Abercrombie & Fitch Co.	4,800	318,672
Federated Department Stores, Inc.	3,900	259,857
V.F. Corp.	3,800	210,824

		789,353

Semiconductors (0.5%)
Freescale Semiconductor, Inc. (b)	6,500	164,125

Software (0.6%)
BEA Systems, Inc. (b)	19,900	206,363

Telecommunications (2.8%)
AT&T Inc.	27,300	708,435
Comverse Technology, Inc. (b)	11,100	304,029

		1,012,464

Tobacco (1.3%)
Altria Group, Inc.	6,600	477,444

Transportation (1.2%)
YRC Worldwide, Inc. (b) (c)	8,500	423,640

Total Common Stocks		35,342,376

Cash Equivalents (0.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $236,725)	$236,697	236,697

Total Cash Equivalents		236,697

Short-Term Securities Held as Collateral for Securities Lending (8.4%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	2,971,675	2,971,675

Total Short-Term Securities Held as Collateral for Securities Lending		2,971,675

Total Investments (Cost $33,166,132) (a) - 108.4%		38,550,748
Liabilities in excess of other assets - (8.4)%		(2,984,167)

NET ASSETS - 100.0%		$35,566,581

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006.

Gartmore Mid Cap Growth Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.6%)
Aerospace & Defense (2.7%)
L-3 Communications Holdings, Inc.	1,900	$153,938

Banks (2.6%)
East West Bancorp, Inc.	1,950	71,975
Zions Bancorp	920	72,744

		144,719

Business Services (2.2%)
ChoicePoint, Inc. (b)	1,600	65,792
Corporate Executive Board Co. (The)	690	58,057

		123,849

Casino Services (0.5%)
Shuffle Master, Inc. (b)	1,090	27,686

Circuit Boards (1.0%)
Multi-Fineline Electronix, Inc (b)	1,100	59,136

Computer Software & Services (9.3%)
Business Objects S.A. ADR - FR (b)	1,960	81,339
eResearch Technology, Inc. (b)	3,150	56,291
Factset Research Systems, Inc.	1,890	75,372
Fiserv, Inc. (b)	1,620	71,248
Henry (Jack) & Associates, Inc.	2,520	51,584
Intuit, Inc. (b)	1,420	74,309
Navteq Corp. (b)	1,290	57,934
Network Appliance, Inc. (b)	2,120	66,144

		534,221

Construction (2.4%)
Centex Corp.	960	68,535
D.R. Horton, Inc.	1,823	68,034

		136,569

Consumer & Commercial Services (4.9%)
Alliance Data Systems Corp. (b)	2,020	85,345
Heartland Payment Systems, Inc. (b)	2,060	50,697
Rollins, Inc.	3,360	72,206
Total System Services, Inc.	3,600	70,668

		278,916

Consumer Products (5.4%)
Ball Corp.	1,080	43,740
Church & Dwight, Inc.	1,240	45,632
Fortune Brands, Inc.	540	40,478
Gildan Activewear, Inc., Class A (b)	2,200	105,997
Jarden Corp. (b)	2,755	67,883

		303,730

Distribution (0.5%)
SCP Pool Corp.	720	28,714

Electronics (6.3%)
Amphenol Corp., Class A	1,730	87,936
Cabot Microelectronics Corp. (b)	1,570	52,140
Jabil Circuit, Inc. (b)	2,610	105,444
Microchip Technology, Inc.	2,950	110,654

		356,174

Energy (2.4%)
Headwaters, Inc. (b)	1,920	66,240
MDU Resources Group, Inc.	1,990	72,038

		138,278

Financial Services (4.5%)
Affiliated Managers Group, Inc. (b)	980	90,944
BlackRock, Inc.	460	61,088
Investors Financial Services Corp.	1,200	56,328
TD Ameritrade Holding Corp. (b)	2,400	48,576

		256,936

Gaming & Leisure (2.8%)
Penn National Gaming, Inc. (b)	3,300	105,930
Scientific Games Corp. (b)	1,570	50,319

		156,249

Healthcare (3.1%)
Express Scripts, Inc. (b)	990	90,377
St. Jude Medical, Inc. (b)	1,760	86,469

		176,846

Insurance (1.2%)
W.R. Berkley Corp.	1,350	66,690

Medical Products & Services (5.5%)
Biomet, Inc.	1,200	45,372
Dade Behring Holdings, Inc.	1,720	67,304
Fisher Scientific International, Inc. (b)	1,010	67,539
Kinetic Concept, Inc. (b)	1,081	39,121
ResMed, Inc. (b)	2,370	93,472

		312,808

Oil & Gas (8.8%)
EOG Resources, Inc.	1,410	119,201
Kinder Morgan, Inc.	720	69,300
Patterson-UTI Energy, Inc.	3,090	116,246
World Fuel Services Corp.	1,590	54,791
XTO Energy, Inc.	2,880	141,351

		500,889

Pharmaceuticals (2.2%)
Barr Pharmaceuticals, Inc. (b)	1,170	76,729
IVAX Corp. (b)	2	62
Kos Pharmaceuticals, Inc. (b)	1,040	45,562

		122,353

Retail (7.7%)
Abercrombie & Fitch Co.	1,090	72,365
Bed, Bath & Beyond, Inc. (b)	1,490	55,741
Coach, Inc. (b)	2,420	86,999
Copart, Inc. (b)	2,110	53,151
Office Depot, Inc. (b)	2,640	87,516
Williams Sonoma, Inc. (b)	2,010	79,958

		435,730

Scientific & Technical Instruments (0.8%)
Waters Corp. (b)	1,030	43,209

Security & Commodity Exchanges (0.6%)
Chicago Mercantile Exchange	20	8,465
IntercontinentalExchange, Inc. (b)	500	25,410

		33,875

Semiconductors (4.9%)
KLA-Tencor Corp.	150	7,797
Marvel Technology Group Ltd. (b)	2,090	142,998

MEMC Electronic Materials, Inc. (b)	1,640	46,871
QLogic Corp. (b)	1,770	70,216
Tessera Technologies, Inc. (b)	350	11,298

		279,180

Telecommunications (9.2%)
ADC Telecommunications, Inc. (b)	3,060	77,602
Amdocs Ltd. ADR - GG (b)	1,970	63,434
Comverse Technology, Inc. (b)	4,000	109,560
Flir Systems, Inc. (b)	2,520	59,724
Neustar, Inc. (b)	3,190	92,542
NII Holdings, Inc. (b)	2,420	119,692

		522,554

Transportation (2.7%)
Expeditors International of Washington, Inc.	590	43,389
J.B. Hunt Transport Services, Inc.	1,840	43,792
Oshkosh Truck Corp.	1,290	63,610

		150,791

Waste Disposal (1.4%)
Stericycle, Inc. (b)	1,290	77,103

Total Common Stocks		5,421,143

Cash Equivalents (3.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $194,291)	$194,267	194,267

Total Cash Equivalents		194,267

Total Investments (Cost $4,521,850) (a) - 99.0%		5,615,410
Other assets in excess of liabilities - 1.0%		56,918

NET ASSETS - 100.0%		$5,672,328

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

GG	Guernsey

Gartmore Small Cap Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.1%)
Airlines (0.4%)
US Airways Group, Inc. (b)	14,400	$422,496

Apparel (1.2%)
Hot Topic, Inc. (b) (c)	7,630	109,567
Pacific Sunwear of California, Inc. (b)	29,521	723,559
Perry Ellis International, Inc. (b)	24,448	496,539

		1,329,665

Auto Parts & Equipment (2.0%)
American Axle & Manufacturing Holdings, Inc.	30,354	564,281
Axcelis Technologies, Inc. (b)	51,885	327,913
CSK Auto Corp. (b)	48,415	784,323
Wabash National Corp. (c)	25,218	537,900

		2,214,417

Banking (4.5%)
Bankatlantic Bancorp Class B (c)	37,632	526,848
Centerstate Bank of Florida, Inc.	1,380	50,329
Firstbank Corp.	17,039	395,305
Mainsource Financial Group, Inc. (c)	40,864	788,675
Mortgageit Holdings, Inc. (c)	56,267	756,791
National Penn Bancshares, Inc. (c)	9,600	218,688
Southwest Bancorp	26,177	583,485
State National Banchshares, Inc. (b)	9,700	264,228
UCBH Holdings, Inc. (c)	47,021	815,814
Wintrust Financial Corp.	10,174	546,344

		4,946,507

Book Publishing (0.6%)
Readers Digest Association	41,602	661,056

Building Materials (0.8%)
Meritage Corp. (b)	7,491	453,205
Walter Industries, Inc. (c)	7,007	443,193

		896,398

Business Services & Equipment (5.8%)
Acxiom Corp.	25,836	611,538
Ares Capital Corporation (c)	28,543	473,814
Ciber, Inc. (b) (c)	105,212	660,731
Dexcom, Inc. (b) (c)	14,184	269,496
Duratek, Inc. (b) (c)	44,234	784,269
Gevity HR, Inc.	40,681	1,116,693
Heartland Payment Systems, Inc. (b)	26,942	663,043
Jack Henry & Associates, Inc.	18,665	382,073
SOTHEBY’S Holdings (b)	25,044	498,125
Volt Information Sciences, Inc. (b)	17,875	437,580
Watson Wyatt & Co. Holdings (c)	16,280	495,563

		6,392,925

Chemicals (1.2%)
Huntsman Corp. (b)	29,791	644,081
Schawk, Inc., Class A (c)	13,213	290,686
Tredegar Industries, Inc.	27,544	411,232

		1,345,999

Coal (0.5%)
Arch Coal, Inc. (c)	330	28,618
Natural Resource Partners LP	1,239	66,881
Natural Resource Partners LP	9,591	504,486

		599,985

Communication Equipment (0.7%)
Polycom, Inc. (b) (c)	42,160	817,061

Computer Software & Services (7.8%)
Agile Software Corp. (b) (c)	116,622	749,879
Alliance Data Systems Corp. (b)	30,877	1,304,554
Compuware Corp. (b)	32,334	266,432
Extreme Networks, Inc. (b)	114,239	559,771
Hutchinson Technology, Inc. (b) (c)	12,552	347,439
Kanbay International ,Inc. (b)	35,361	596,186
Kronos, Inc. (b)	9,456	371,621
Mentor Graphics Corp. (b) (c)	25,301	278,311
Omnicell, Inc. (b)	18,068	209,227
Qad, Inc.	42,485	341,579
SSA Global Technologies, Inc. (b) (c)	22,274	387,568
Synnex Corp. (b) (c)	49,353	919,446
TIBCO Software, Inc. (b)	117,088	935,533
WebMethods, Inc. (b)	179,839	1,386,560

		8,654,106

Construction & Building Materials (1.7%)
H&E Equipment Services, Inc. (b)	35,810	827,212
Interline Brands, Inc. (b)	21,132	536,753
Orleans Homebuilders, Inc. (c)	3,188	54,865
Perini Corp. (b)	12,065	332,149
Technical Olympic USA, Inc. (c)	5,100	115,770

		1,866,749

Consumer Goods & Services (0.3%)
Jarden Corp. (b) (c)	12,000	295,680

Containers (0.7%)
Owens- Illinois, Inc. (b)	34,033	748,386

Correctional institutions (0.6%)
Geo Group, Inc. (b)	28,294	692,071

Defense (0.6%)
Kaman, Class A	31,421	662,040

Distribution (2.3%)
Aviall, Inc. (b) (c)	16,607	573,938
Bell Microproducts, Inc. (b) (c)	77,625	493,695
Directed Electronics, Inc. (b)	72,354	1,031,044
Nasch Finch Co. (c)	5,427	160,639
Spectrum Brands, Inc. (b) (c)	14,124	267,085

		2,526,401

Drugs (0.2%)
CV Therapeutics (b) (c)	7,000	172,270

Electronics (2.1%)
Amis Holding, Inc. (b)	25,000	258,750
Celestica, Inc. (b)	53,505	533,980
Hubbell, Inc. Class B	19,917	895,269
Integrated Silicon Solution, Inc. (b)	41,668	274,592
International Displayworks, Inc. (b)	58,980	382,780

		2,345,371

Energy (0.3%)
Calpine Corp. (b)	15,180	3,355
CMS Energy Corp. (b)	19,080	276,087

Headwaters, Inc. (b) (c)	1,281	44,195

		323,637

Engineering (0.8%)
URS Corp. (b)	20,977	897,396

Entertainment (1.1%)
Great Wolf Resorts, Inc. (b) (c)	70,099	726,927
Vail Resorts, Inc. (b)	17,606	535,046

		1,261,973

Financial Services (4.1%)
Asset Acceptance Capital (b)	25,906	632,106
Eaton Vance Corp. (c)	11,781	339,528
Euronet Worldwide, Inc. (b) (c)	13,550	437,259
Investors Financial Services Corp. (c)	5,753	270,046
KKR Financial Corp.	36,721	822,183
MCG Capital Corp. (c)	69,035	1,076,947
NBC Capital Corp. (c)	17,234	428,954
United Panam Financial Corp. (b) (c)	17,141	503,774

		4,510,797

Food & Related (0.5%)
Ralcorp Holding, Inc. (b)	13,951	548,274

Gaming & Leisure (0.4%)
Boyd Gaming Corp.	9,446	426,959

Healthcare (2.0%)
Amedisys, Inc. (b) (c)	2,305	104,532
American Retirement Corp. (b)	37,476	1,020,471
Brookdale Senior Living, Inc. (c)	16,208	547,020
Hythiam, Inc. (b) (c)	67,182	408,467
PSS World Medical, Inc. (b) (c)	5,493	97,501

		2,177,991

Insurance (5.9%)
Aspen Insurance Holdings Ltd.	87,720	2,033,349
Endurance Specialty Holdings Ltd.	26,133	860,560
PartnerRe Ltd.	4,928	304,452
Phoenix Cos, Inc. (The) (c)	20,375	307,459
Platinum Underwriter Holdings Ltd.	23,777	728,765
PMI Group, Inc. (The) (c)	29,436	1,272,518
Presidential Life Corp. (c)	15,053	323,188
U.S.I. Holdings Corp. (b) (c)	52,147	734,230

		6,564,521

Internet (2.6%)
Corillian Corp. (b)	167,074	526,283
Interwoven, Inc. (b)	64,331	611,788
Matrix One, Inc. (b) (c)	266,922	1,331,941
RADWARE Ltd. (b)	20,918	408,947

		2,878,959

Machinery (0.8%)
Applied Industrial Technology, Inc.	12,492	530,910
Gehl (b) (c)	2,176	63,539
Pentair, Inc.	7,162	275,021

		869,470

Manufacturing (1.0%)
Barnes Group, Inc. (c)	19,632	743,464
Grand Prideco, Inc. (b)	7,699	385,643

		1,129,107

Medical (2.7%)
Adolor Corp. (b)	22,232	340,150
Atricure, Inc. (b)	7,700	86,702
Cutera, Inc. (b)	10,884	296,480

I-FLOW Corp. (b) (c)	10,300	163,564
Immucor, Inc. (b) (c)	23,107	694,365
Keryx Biopharmaceuticals, Inc. (b) (c)	6,300	100,989
LHC Group, Inc. (b) (c)	23,597	375,192
Momenta Pharmaceuticals, Inc. (b) (c)	14,095	287,538
Neurometrix, Inc. (b) (c)	12,345	426,026
Sun Healthcare Group, Inc. (b)	26,700	178,890

		2,949,896

Metals (1.0%)
Coeur d’Alene Mines Corp. (b) (c)	95,695	495,700
Hecla Mining Co. (b)	81,432	429,961
NN, Inc.	17,779	229,705

		1,155,366

Oil & Gas (10.8%)
Airgas, Inc.	15,090	585,190
Calumet Specialty Products (b)	44,000	1,042,800
Carrizo Oil & Gas (b) (c)	7,150	206,349
CNX Gas Corp. (b)	11,000	228,250
Dcp Midstream Partners LP (b)	19,061	529,896
Denbury Resources, Inc. (b)	20,581	612,696
Energy Partners Ltd. (b)	1,861	52,238
FMC Technologies, Inc. (b)	1,920	99,494
Forest Oil Corp. (b)	7,893	406,490
Hydril Co. (b)	250	20,588
Key Energy Group, Inc. (b)	12,190	192,602
Linn Energy LLC (b) (c)	64,970	1,364,370
McMoRan Exploration Co. (b)	18,710	380,187
National-Oilwell, Inc. (b)	3,485	265,104
Noble Energy, Inc.	1,712	79,231
Parallel Petroleum (b) (c)	15,762	333,051
Remington Oil & Gas (b)	790	35,392
Riata Energy 144A (b)	45,000	765,000
Rossetta Resources, Inc. (b)	1,637	29,466
Rowan Cos., Inc.	9,578	429,382
Swift Energy Co. (b)	13,594	671,815
Transglobe Energy Corp. (b)	23,380	143,086
Transmeridian Exploration Inc. (b) (c)	33,800	211,250
Warren Resources, Inc. (b) (c)	57,645	1,019,740
Western Refining, Inc. (b) (c)	19,850	372,188
Willbros Group, Inc. (b) (c)	10,050	206,025
Williams Scotsman International, Inc. (b)	92,554	1,781,665

		12,063,545

Paper & Related Products (2.9%)
Ennis, Inc. (c)	82,449	1,587,144
Potlatch Corp. (c)	13,783	706,103
Smurfit-Stone Container Corp. (b)	73,913	945,347

		3,238,594

Pharmaceuticals (1.9%)
Arcadia Pharmaceuticals, Inc. (b) (c)	37,386	490,504
Conor Medsystems, Inc. (b) (c)	1,300	30,537
Human Genome Sciences, Inc. (b) (c)	5,000	55,000
Nitromed, Inc. (b) (c)	5,767	64,821
NPS Pharmaceuticals, Inc. (b) (c)	6,400	90,880
Nuvelo, Inc. (b) (c)	61,840	1,060,556
Panacos Pharmaceuticals, Inc. (b)	33,487	309,755

		2,102,053

Radio (0.7%)
Radio One, Inc., Class D (b) (c)	37,565	411,712
Westwood One, Inc.	21,243	318,433

		730,145

Railroad Equipment (0.5%)
American Railcar Industries (b)	19,670	587,720

Real Estate Investment Trusts (4.1%)
American Financial Realty Trust	62,945	782,406
Deerfield Triarc Capital Corp. (c)	57,296	752,869
Global Signal, Inc. (c)	11,205	541,202
Hospitality Properties Trust	15,796	677,175
Lexington Corporate Properties Trust (c)	32,252	715,994
Trammell Crow Co. (b) (c)	36,379	1,033,528

		4,503,174

Restaurants (2.9%)
Bob Evans Farms	26,599	710,193
Lone Star Steakhouse & Saloon, Inc.	60,450	1,637,591
Ruby Tuesday, Inc. (c)	28,156	805,543

		3,153,327

Retail (4.5%)
AC Moore Arts & Crafts, Inc. (b) (c)	10,706	162,410
Charlotte Russe Holding, Inc. (b) (c)	63,250	1,036,035
Dollar Tree Stores, Inc. (b)	18,678	463,028
Elizabeth Arden, Inc. (b) (c)	31,498	665,868
Lenox Group, Inc. (b)	24,847	339,162
New York & Co., Inc. (b) (c)	58,999	1,143,400
PC Connection (b)	10,000	57,100
Petsmart, Inc.	13,024	326,381
Talbots, Inc. (c)	29,134	811,965

		5,005,349

Semiconductors (4.5%)
Cypress Semiconductor Corp. (b) (c)	31,643	535,716
Integrated Device Technology, Inc. (b) (c)	58,444	811,787
Lattice Semiconductor Corp. (b)	54,323	246,083
Novellus Systems, Inc. (b)	12,465	353,383
Pericom Semiconductor Corp. (b) (c)	57,853	561,174
Photronics, Inc. (b) (c)	58,772	1,060,248
Semtech Corp. (b)	29,091	560,874
Spansion Inc., Class A (b) (c)	61,157	795,041

		4,924,306

Steel (0.6%)
L.B. Foster Co. (b)	700	11,235
NS Group, Inc. (b)	1,762	79,642
Quanex Corp.	6,146	381,728
Steel Dynamics, Inc.	3,757	174,400

		647,005

Telecommunications (3.9%)
Alaska Communications Systems Group, Inc.	80,496	796,105
Andrew Corp. (b)	100,186	1,299,413
C&D Technologies, Inc. (c)	64,377	534,329
Consolidated Communications Holdings, Inc.	73,070	925,797
Plantronics, Inc. (c)	9,004	315,140
Valor Communications Group (c)	35,852	422,695

		4,293,479

Tobacco (0.5%)
Loews Corp.- Carolina Group	10,949	504,968

Transportation (2.9%)
Eagle Bulk Shipping, Inc. (c)	1,034	14,011
Emergency Medical Services (b)	110,388	1,383,161
Genco Shipping & Trading	11,860	191,776

Greenbrier Cos., Inc. (The)	16,609	588,789
RailAmerica, Inc. (b)	48,815	480,828
Rush Enterprises, Inc., Class A (b)	9,313	157,390
Seaspan Corp.	3,770	75,325
StealthGas, Inc.	23,491	305,383

		3,196,663

Waste Management (0.2%)
WCA Waste Corp. (b)	27,113	194,129

Total Common Stocks		108,428,386

Cash Equivalents (3.8%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $4,236,002)	$4,235,495	4,235,495

Total Cash Equivalents		4,235,495

Short-Term Securities Held as Collateral for Securities Lending (30.2%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	33,381,603	33,381,603

Total Short-Term Securities Held as Collateral for Securities Lending		33,381,603

Total Investments (Cost $139,069,837) (a) - 132.1%		146,045,484
Liabilities in excess of other assets - (32.1)%		(35,536,147)

NET ASSETS - 100.0%		$110,509,337

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	All or part of the security was on loan as of January 31, 2006.

Gartmore Bond Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (5.6%)
Ameriquest Mortgage Securities, Inc., 7.14%, 02/25/33	$1,000,000	$999,293
Chase Funding Mortgage Loan, 6.24%, 01/25/13	1,332,525	1,345,620
Residential Asset Mortgage Products, Inc., 2002-RSI-AI5, 5.91%, 01/25/32	1,157,211	1,153,478
Residential Funding Securities Corp. 2003-RM2-AI3, 4.50%, 05/25/33	1,000,000	961,222
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	1,000,000	1,009,403
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	1,000,000	963,550

Total Asset Backed Securities		6,432,566

Commercial Mortgage Backed Securities (8.2%)
Banks (0.9%)
ABN Amro Mortgage Corp., Class A23, 5.50%, 06/25/33	1,000,000	987,878

Commercial Services (7.2%)
Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34, (b)	1,000,000	1,058,911
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	2,000,000	2,082,890
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	2,000,000	2,093,279
Merrill Lynch Mortgage Investors, Inc., 7.56%, 09/15/09	1,928,202	2,057,219
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,075,583

		8,367,882

Total Commercial Mortgage Backed Securities		9,355,760

Corporate Bonds (45.3%)
Air Freight & Couriers (0.9%)
Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,063,480

Airlines (3.4%)
America West Airlines, Series A, 6.85%, 07/02/09	287,908	283,362
Continental Airlines, Inc., Class A-2, Series 98-3, 6.32%, 11/01/08	1,000,000	1,004,411
Southwest Airlines Co., Class A-1, Series 01-1, 5.10%, 05/01/06	710,848	711,159
United Air Lines, Inc., 6.60%, 09/01/13	1,910,000	1,880,636

		3,879,568

Automobiles (1.8%)
Daimlerchrysler, Inc., 7.30%, 01/15/12	1,000,000	1,075,663
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	1,000,000	973,304

		2,048,967

Banks (0.8%)
Rabobank Cap III, 5.25%, 12/29/49	1,000,000	970,120

Computers (0.6%)
Digital Equipment Corp., 7.75%, 04/01/23	625,000	695,338

Construction & Building Materials (1.4%)
Caterpillar, Inc., 9.38%, 08/15/11	500,000	599,742
Masco Corp., 6.75%, 03/15/06	1,000,000	1,001,993

		1,601,735

Electronics (0.9%)
Texas Instruments, Inc., 6.13%, 02/01/06	1,000,000	1,000,000

Energy (0.9%)
Energy Transfer Partners, 5.65%, 08/01/12 (b)	1,000,000	993,839

Financial Leasing Company (0.4%)
Xtra, Inc., 6.88%, 03/15/06	430,000	430,697

Financial Miscellaneous (8.3%)
Block Financial Corp., 8.50%, 04/15/07	1,000,000	1,036,310
Countryide Home Loans, 5.50%, 08/25/35	1,000,000	988,030
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	463,545
General Motors Acceptance Corp., 6.75%, 12/01/14 (c)	500,000	473,872
International Lease Finance Corp., 5.75%, 10/15/06	1,000,000	1,004,168
John Deere Capital Corp., 4.50%, 08/25/08	1,000,000	987,115
OMX Timber Fin Inv LLC, Class A1, 5.42%, 01/29/20	1,000,000	993,360
Opteum Mortgage Acceptance Corp., 5.68%, 12/25/35	1,000,000	992,248
Regions Financial Corp., 7.00%, 03/01/11	1,600,000	1,740,388
SLM Corp., 5.09%, 12/15/08	1,000,000	1,000,614

		9,679,650

Food & Related (2.4%)
McCormick & Co., Inc., 6.40%, 02/01/06	1,000,000	1,000,000
Whitman Corp., 7.29%, 09/15/26	1,500,000	1,783,676

		2,783,676

Hotels & Casinos (0.9%)
MGM Mirage, Inc., 6.75%, 08/01/07	1,000,000	1,012,500

Insurance (2.0%)
AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,191,822
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,065,491

		2,257,313

Machinery & Capital Goods (1.1%)
Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,255,383

Medical Equipment & Supplies (2.7%)
Bard (C.R.) Inc., 6.70%, 12/01/26	1,000,000	1,126,055

Baxter Finco BV, 4.75%, 10/15/10	1,000,000	982,028
Guidant Corp., 6.15%, 02/15/06	1,000,000	1,000,434

		3,108,517

Mortgage Bankers & Brokers (2.1%)
Enterprise Mortgage Acceptance Co., 6.63%, 01/15/25	2,000,000	1,399,911
Master Alternative Loans Trust, 5.50%, 12/25/35	1,000,000	978,112

		2,378,023

Motor Vehicle Parts & Accessories (1.7%)
Eaton Corp., 8.88%, 06/15/19	1,500,000	1,929,639

Office Furniture (0.9%)
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,070,861

Oil & Gas (2.2%)
Kinder Morgan, Inc., 6.50%, 09/01/12	1,500,000	1,581,135
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (b) (c)	1,000,000	988,500

		2,569,635

Paper & Forest Products (2.8%)
Temple-Inland, Inc., 7.88%, 05/01/12	1,000,000	1,086,194
Willamette Industries, Inc., 7.35%, 07/01/26	2,000,000	2,108,162

		3,194,356

Security Brokers & Dealers (0.9%)
Nuveen Investments, 5.50%, 09/15/15	1,000,000	979,490

Telecommunications (2.4%)
TCI Communications, Inc., 9.80%, 02/01/12	1,000,000	1,194,519

US West Communications, Inc., 6.88%, 09/15/33	1,750,000	1,614,375

		2,808,894

Utilities (3.5%)
Baltimore Gas & Electric, 7.50%, 01/15/07	1,200,000	1,226,016
Interstate P&L Co., 7.25%, 10/01/06	1,000,000	1,014,501
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	763,639
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,026,446

		4,030,602

Total Corporate Bonds		51,742,283

Principal Only Bond (1.1%)
U.S. Treasury Strips (1.1%)
8.75%, 08/15/20	2,500,000	1,256,195

Total Principal Only Bond		1,256,195

Taxable Municipal Bonds (1.4%)
Iowa (0.9%)
Tobacco Settlement Authority, 6.50%, 06/01/23	1,000,000	1,005,880

Louisiana (0.5%)
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	573,302	577,756

Total Taxable Municipal Bonds		1,583,636

U.S. Government Sponsored & Agency Obligations (22.6%)
Federal Home Loan Mortgage Corporation (3.2%)
3.50%, 07/01/18, Gold Pool E01443	3,977,671	3,682,214

Federal National Mortgage Association (7.7%)
7.01%, 09/01/07, Pool #323286	333,784	335,694
7.30%, 05/25/10, Series 00-T5	3,000,000	3,269,128
6.62%, 06/01/16, Pool #383661	1,893,867	2,085,712
5.00%, 04/01/19, Pool #386905	976,999	961,640
6.85%, 05/17/20, Series 97-M6	142,955	144,007
5.50%, 05/25/23, Series 03-33	2,000,000	2,020,453

		8,816,634

Sovereign Agency (0.3%)
AID-Israel, 0.00%, 05/15/24	1,000,000	399,528

U.S. Treasury Bonds (8.3%)
5.50%, 08/15/28 (c)	7,500,000	8,287,793
5.38%, 02/15/31 (c)	1,085,000	1,194,432

		9,482,225

U.S. Treasury Notes (3.0%)
4.13%, 08/15/08 (c)	1,000,000	992,227
4.13%, 05/15/15	1,000,000	968,555
4.25%, 08/15/15 (c)	1,575,000	1,539,194

		3,499,976

Total U.S. Government Sponsored & Agency Obligations		25,880,577

Yankee Bond (0.9%)
Consumer Products (0.9%)
Tupperware Finance Co. BV, 7.25%, 10/01/06	1,000,000	1,004,846

Total Yankee Bond		1,004,846

Commercial Paper (14.9%)
Countrywide Financial Corp., 4.50%, 02/01/06	3,000,000	2,999,625
Greyhawk Funding LLC PP, 4.50%, 02/03/06	2,611,000	2,610,347
KBC Financial Products Ltd., 4.48%, 2/01/06	4,000,000	4,000,000
National Grid PLC, 4.50%, 02/02/06	3,619,000	3,618,095
PB Finance (Delaware), 4.47%, 02/02/06	1,741,000	1,740,565
Societe Generale North Americana, 4.30%, 02/02/06	2,000,000	1,999,761

Total Commercial Paper		16,968,393

Short Term Securities Held as Collateral for Securities Lending (5.3%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	6,025,264	6,025,264

Total Short Term Securities Held as Collateral for Securities Lending		6,025,264

Total (Cost $116,690,074) (a) - 105.3%		120,249,520
Liabilities in excess of other assets - (5.3%)		(6,025,264)

Net Assets - 100.0%		$114,224,256

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	All or part of the security was on loan as of January 31, 2006.

Gartmore Government Bond Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (98.5%)
Federal Home Loan Bank (23.6%)
4.00%, 01/23/07 (b)	$25,000,000	$24,798,750
6.02%, 01/09/08, Series AA-08	1,000,000	1,022,737
4.13%, 07/25/08, Series 1	10,000,000	9,848,390
5.99%, 04/15/13, Series BD-13	1,500,000	1,601,429

		37,271,306

Federal Home Loan Mortgage Corporation (29.8%)
2.60%, 05/10/06, Series MTN	10,000,000	9,944,140
2.76%, 05/19/06, Series MTN	10,000,000	9,943,910
2.15%, 06/02/06, Series MTN	1,000,000	991,738
5.50%, 04/01/07, Gold Pool #M90718	301,652	303,314
7.25%, 06/15/07, REMIC, Series 1313-G	158	157
5.00%, 10/15/16, Series 2562, Class PE	6,087,000	6,055,635
5.50%, 11/15/20, REMIC, Series 2541-VL	1,500,000	1,489,031
5.50%, 01/15/22, REMIC, Series 2666-OC	1,500,000	1,507,451
5.50%, 12/15/22, Series 2533-PG	2,500,000	2,481,556
5.00%, 02/15/23, Series 2960, Class BL	3,916,728	3,816,665
6.50%, 03/15/24, REMIC, Series 1684-I	2,000,000	2,072,379
5.50%, 05/15/25, Series 2970, Class DY	5,000,000	4,966,376
5.00%, 10/15/28, Series 2644, Class AY	3,080,000	3,036,655
6.50%, 03/15/31, REMIC, Series 2296-H	322,774	330,244

		46,939,251

Federal National Mortgage Association (35.4%)
6.10%, 07/01/08, Pool #380488	894,698	907,268
6.00%, 11/25/08, REMIC, Series 94-48-E	328,446	328,686
4.50%, 04/01/10, Pool #M80812	1,365,643	1,342,563
6.30%, 05/01/13, Pool #380311	1,797,944	1,828,304
6.30%, 04/01/14, Pool #381570	1,010,677	1,068,165
7.90%, 08/01/15, Pool #381190	1,571,527	1,826,257
7.11%, 10/01/15, Pool #383142	2,595,325	2,761,785
8.20%, 03/10/16	5,000,000	6,291,575
5.50%, 04/25/16, REMIC, Series 02-55-QD	3,000,000	3,011,704
6.68%, 05/01/16, Pool #383452	1,847,182	1,941,901
6.59%, 02/01/17	2,530,350	2,795,447
4.50%, 12/18/17	3,748,000	3,483,785
5.26%, 12/29/17	10,000,000	9,787,680
7.90%, 01/01/18, Pool #382229	3,022,143	3,563,681
9.25%, 10/25/18, REMIC, Series 88-25-B	19,245	20,644
8.10%, 08/12/19	1,000,000	1,289,278
8.50%, 01/25/20, REMIC, Series 90-7-B	52,952	55,136
6.85%, 05/17/20, Series 97-M6-C	220,866	222,491
7.50%, 02/25/23, REMIC, Series 93-16-Z	226,381	236,888
6.00%, 12/25/23, REMIC, Series 93-226-PK	1,000,000	1,021,500
5.50%, 09/25/24, Series 2004-68-DY	2,391,304	2,396,536
8.43%, 11/18/24, Series MTN	500,000	692,932
6.00%, 10/25/32, Series 2004-45-ZL	2,105,037	2,105,921
3.50%, 11/25/32, REMIC, Series 03-66-AP	4,427,030	4,160,368
6.27%, 02/25/35, REMIC, Series 98-M4-D	2,500,000	2,652,865

		55,793,360

Sovereign Agency (3.7%)
AID - Israel, 6.80%, 02/15/12, Series 3-D	1,000,000	1,077,689
AID - Israel, 5.50%, 09/18/23	2,525,000	2,675,869
AID - Panama, 7.15%, 04/01/27	2,000,000	2,041,680

		5,795,238

U.S. Treasury Bonds (6.0%)
6.25%, 08/15/23 (b)	8,000,000	9,417,504

Total U.S. Government Sponsored and Agency Obligations		155,216,659

CASH EQUIVALENTS (1.2%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $1,882,961)	1,882,736	1,882,736

Total Cash Equivalents		1,882,736

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (7.5%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	$11,854,524	11,854,524

Total Short-Term Securities Held as Collateral for Securities Lending		11,854,524

Total Investments (Cost $168,957,475) (a) - 107.2%		168,953,919
Liabilities in excess of other assets - (7.2)%		(11,344,018)

NET ASSETS - 100.0%		$157,609,901

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	All or part of the security was on loan as of January 31, 2006.

REMIC    Real Estate Mortgage Investment Conduit

Gartmore Morley Enhanced Income Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES (69.8%)
Agency Wrapped (0.4%)
Federal Home Loan Mortgage Corporation
Series T-50, Class A7, 3.55%, 10/27/31	$2,000,000	$1,934,820

Auto Loans (19.8%)
Americredit Automobile Receivables Trust, 2.18%, 07/07/08	3,480,491	3,460,860
Americredit Automobile Receivables Trust, 3.10%, 11/06/09	3,891,124	3,844,568
Americredit Automobile Receivables Trust, 2.72%, 01/06/10	4,195,641	4,132,623
BMW Vehicle Owner Trust, 2.67%, 03/25/08	2,772,961	2,746,045
Capital Auto Receivables Asset Trust,
Series 2003-2, Class A3A, 1.44%, 02/15/07	90,715	90,590
Capital Auto Receivables Asset Trust,
Series 2004-2, Class A1A, 3.12%, 03/15/07	4,587,620	4,569,069
Capital Auto Receivables Asset Trust,
Series 2003-2, Class A4A, 1.96%, 01/15/09	3,500,000	3,450,147
Capital One Auto Finance Trust, 2.22%, 08/15/07	130,995	130,863
Capital One Auto Finance Trust, 2.96%, 04/15/09	6,270,000	6,205,186
Capital One Auto Finance Trust, 3.44%, 06/15/09	3,418,057	3,389,405
Capital One Prime Auto Receivables Trust, 3.04%, 07/15/07	1,073,029	1,069,925
Chase Manhattan Auto Owner Trust,
Series 2003-A, Class A3, 1.52%, 05/15/07	138,934	138,753
Chase Manhattan Auto Owner Trust,
Series 2002-B, Class A4, 4.21%, 01/15/09	1,617,551	1,617,057
Ford Credit Auto Owner Trust, 3.48%, 11/15/08	4,580,000	4,521,755
Honda Auto Receivables Owner Trust,
Series 2004-3, Class A2, 2.48%, 05/18/07	1,539,202	1,533,704
Honda Auto Receivables Owner Trust,
Series 2004-3, Class A3, 2.91%, 10/20/08	4,750,000	4,658,874
Honda Auto Receivables Owner Trust,
Series 2003-3, Class A4, 2.77%, 11/21/08	3,235,000	3,168,108
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A2, 3.75%, 09/17/07	3,000,000	2,989,407
Nissan Auto Receivables Owner Trust,
Series 2004-B, Class A3, 3.35%, 05/15/08	6,749,132	6,679,685
Onyx Acceptance Auto Trust, 3.10%, 07/15/09	2,521,927	2,510,687
Onyx Acceptance Auto Trust, 2.94%, 12/15/10	5,000,000	4,896,191
Onyx Acceptance Owner Trust, 4.07%, 04/15/09	6,016,135	6,010,498
WFS Financial Owner Trust, 2.19%, 06/20/08	3,318,520	3,298,691
WFS Financial Owner Trust, 2.74%, 09/20/10	4,133,396	4,092,010
WFS Financial Owner Trust, 2.41%, 12/20/10	5,000,000	4,928,511
World Omni Auto Receivables Trust, 4.30%, 03/20/08	5,000,000	4,983,410
World Omni Auto Receivables Trust, 3.29%, 11/12/08	6,770,000	6,697,596

		95,814,218

Credit Cards (16.6%)
American Express Credit Account Master Trust, 5.53%, 10/15/08	5,000,000	5,004,829

American Express Credit Account Master Trust, 1.69%, 01/15/09	4,000,000	3,952,950
Bank One Issuance Trust,
Series 2003-A2, Class A2, 4.52%, 10/15/08	3,100,000	3,099,580
Capital One Master Trust, 5.45%, 03/16/09	4,500,000	4,508,465
Capital One Master Trust, 5.30%, 06/15/09	3,000,000	3,004,823
Capital One Master Trust, 4.60%, 08/17/09	6,581,000	6,562,349
Chase Credit Card Master Trust,
Series 2001-6, Class A, 4.60%, 03/16/09	4,000,000	4,004,215
Citibank Credit Card Issuance Trust,
Series 2003-A5, Class A5, 2.50%, 04/07/08	4,000,000	3,983,287
Citibank Credit Card Master Trust,
Series 1999-5, Class A, 6.10%, 05/15/08	3,000,000	3,009,581
Discover Card Master Trust I,
Series 1996-3, Class A, 6.05%, 08/18/08	10,565,000	10,569,455
Discover Card Master Trust I,
Series 2002-2, Class A, 5.15%, 10/15/09	9,000,000	9,024,630
MBNA Credit Card Master Note Trust, 5.75%, 10/15/08	5,000,000	5,013,416
MBNA Credit Card Master Note Trust, 4.95%, 06/15/09	6,700,000	6,708,124
MBNA Credit Card Master Note Trust, 2.70%, 09/15/09	8,000,000	7,792,949
Standard Credit Card Master Trust,
Series 1994-2, Class A, 7.25%, 04/07/08	4,000,000	4,016,924

		80,255,577

Equipment Loan (0.7%)
MBNA Practice Solutions Owner Trust, 3.93%, 01/15/08	3,503,981	3,501,520

Financial Services (15.4%)
AIG Sunamer Global Finance XII, 5.30%, 05/30/07	8,000,000	8,025,288
Bank of America Corp., 5.25%, 02/01/07	7,000,000	7,022,855
Caterpillar Financial Service Corp., 2.63%, 01/30/07	5,000,000	4,886,535
Citigroup, Inc., 5.75%, 05/10/06	5,000,000	5,012,665
General Electric Capital Corp.,
Series MTNA, 2.97%, 07/26/06	s4,000,000	3,966,512
General Electric Capital Corp., 7.88%, 12/01/06	4,000,000	4,097,940
John Hancock Global Funding II, 5.63%, 06/27/06	5,000,000	5,013,455
JP Morgan Chase & Co., 5.63%, 08/15/06 (b)	5,000,000	5,020,610
Lehman Brothers Holdings, 6.25%, 05/15/06	5,000,000	5,018,635
Merrill Lynch & Co., 2.47%, 03/10/06	5,000,000	4,988,435
Morgan Stanley Dean Witter, 6.10%, 04/15/06	5,000,000	5,011,285
US Bank NA, 2.85%, 11/15/06 (b)	6,000,000	5,905,926
Wachovia Corp., 4.95%, 11/01/06	5,000,000	4,997,090
Wells Fargo Co., 6.88%, 04/01/06	5,310,000	5,326,419

		74,293,650

Mortgage Backed (13.5%)
Centex Home Equity, 2.98%, 04/25/20	269,192	268,165
Centex Home Equity, 3.70%, 06/25/22	509,205	506,066
Centex Home Equity, 3.26%, 04/25/28	3,315,235	3,300,774
Centex Home Equity, 4.20%, 06/25/35	3,048,177	3,028,475
Centex Home Equity, 5.04%, 10/25/35	6,062,339	6,036,749
Chase Funding Mortgage Loan, 2.98%, 04/25/26	3,826,206	3,787,654
Chase Funding Mortgage Loan, 3.34%, 05/25/26	5,000,000	4,913,196
Chase Funding Mortgage Loan, 4.21%, 09/25/26	5,000,000	4,949,581
Chase Funding Mortgage Loan, 3.30%, 11/25/29	5,000,000	4,918,036

Countrywide, 4.28%, 03/25/35	3,707,437	3,683,140
Countrywide, 4.32%, 11/25/35	3,651,673	3,629,176
Popular ABS Mortgage Pass-Through Trust, 5.36%, 01/25/08	6,547,979	6,536,110
Popular ABS Mortgage Pass-Through Trust, 4.67%, 09/25/35	4,308,914	4,309,655
Popular ABS Mortgage Pass-Through Trust, 4.66%, 11/25/35	4,586,234	4,586,503
Residential Asset Mortgage Products, Inc., 3.61%, 10/25/28	304,451	303,378
Residential Asset Mortgage Products, Inc., 3.35%, 08/25/29	2,432,614	2,407,388
Residential Asset Mortgage Products, Inc., 5.00%, 03/25/31	3,500,000	3,483,267
Residential Asset Securities Corp.,
Series 2003-KS7, Class AI3, 3.37%, 11/25/28	670,419	668,261
Residential Funding Mortgage Securities I,
Series 2004-HS1, Class AI3, 2.68%, 01/25/19	3,900,000	3,818,564

		65,134,137

Rate Reduction Bonds (0.5%)
PG&E Energy Recovery Funding LLC, 3.32%, 09/25/08	2,387,545	2,375,813

Utilities (2.9%)
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A4, 6.91%, 09/15/09	7,222,300	7,336,950
Public Service New Hampshire Funding
LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	6,436,823	6,507,655

		13,844,605

Total Asset Backed Securities		338,820,191

COMMERCIAL MORTGAGE BACKED SECURITIES (17.0%)
Asset Securitization Corp., 7.40%, 10/13/26	4,770,032	4,850,006
Banc of America Commercial Mortgage, Inc.,
Series 2004-3, Class A1, 2.98%, 06/10/39	3,593,645	3,561,541
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A1, 4.36%, 11/10/42	4,647,293	4,611,101
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class A1, 4.04%, 07/10/43	4,023,005	3,978,928
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	1,335,441	1,351,396
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class A1, 2.62%, 08/13/46	1,372,844	1,363,467
Commercial Mortgage Asset Trust, 6.59%, 01/17/32	2,262,135	2,282,936
CS First Boston Mortgage Securities Corp., 2.61%, 08/15/36	2,243,628	2,175,010
CS First Boston Mortgage Securities Corp., 2.08%, 05/15/38	7,058,192	6,779,045
GMAC Commercial Mortgage Securities, Inc., 3.11%, 12/10/41	2,534,863	2,514,778
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A1, 3.11%, 08/10/38	2,447,494	2,427,749
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3, Class A1, 4.47%, 11/15/35	29,062	29,006
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-PNC1,	2,773,754	2,681,734

Class A1, 2.80%, 06/12/41
LB-UBS Commercial Mortgage Trust,
Series 2000-C5, Class A1, 6.41%, 12/15/19	7,095,645	7,222,737
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A2, 5.53%, 12/15/25	8,000,000	8,036,392
LB-UBS Commercial Mortgage Trust,
Series 2002-C7, Class A1, 3.17%, 12/15/26	999,486	979,450
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A1, 2.72%, 03/15/27	5,152,815	4,986,315
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A3, 6.46%, 02/15/33	2,204,387	2,242,415
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A1, 5.02%, 10/15/35	726,523	725,051
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A2, 5.90%, 10/15/35	7,000,000	7,072,957
Morgan Stanley Dean Witter Capital I,
Series 2004-HQ4, Class A1, 2.73%, 04/14/40	1,707,651	1,694,310
Morgan Stanley Dean Witter Capital I,
Series 2003-T11, Class A1, 3.26%, 06/13/41	2,174,761	2,108,995
Morgan Stanley Dean Witter Capital I,
Series 2005-T17, Class A1, 3.39%, 12/13/41	1,530,668	1,517,971
Nomura Asset Corp., 6.28%, 03/15/30	1,617,789	1,626,440
Wachovia Bank Commercial Mortgage Trust, 3.00%, 11/15/34	5,687,484	5,596,640

Total Commercial Mortgage Backed Securities		82,416,370

COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
Federal Home Loan Mortgage Corporation (5.0%)
Series 2791, Class KA, 4.00%, 11/15/15	971,771	967,780
Series 2611, Class KC, 3.50%, 01/15/17	1,744,768	1,680,747
Series 2691, Class MA, 4.00%, 01/15/18	1,611,108	1,600,023
Series 2664, Class GA, 4.50%, 01/15/18	1,873,369	1,844,005
Series 2700, Class PA, 4.50%, 04/15/18	1,611,413	1,603,658
Series 2613, Class PA, 3.25%, 05/15/18	1,827,626	1,706,029
Series 2630, Class JA, 3.00%, 06/15/18	1,882,041	1,794,083
Series 2928, Class NA, 5.00%, 11/15/19	5,974,073	5,959,599
Series 2682, Class XK, 3.00%, 01/15/21	4,000,000	3,906,022
Series 2726, Class AC, 3.75%, 09/15/22	2,903,817	2,866,263

		23,928,209

Federal National Mortgage Association (2.6%)
Series 2004-34, Class PL, 3.50%, 05/25/14	3,988,362	3,891,374
Series 2003-61, Class HK, 3.00%, 12/25/17	4,874,811	4,827,966
Series 2003-57, Class NB, 3.00%, 06/25/18	1,655,300	1,558,336
Series 2003-75, Class NB, 3.25%, 08/25/18	1,269,087	1,213,733
Series 2003-14, Class AN, 3.50%, 03/25/33	1,227,800	1,170,658

		12,662,067

Non-Agency Mortgage Backed (0.3%)
Residential Funding Mortgage Securities I,
Series 2003-S11, Class A1, 2.50%, 06/25/18	1,744,412	1,665,850

Total Collateralized Mortgage Obligations		38,256,126

CASH EQUIVALENTS (4.6%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $22,402,910)	22,400,228	22,400,228

Total Cash Equivalents		22,400,228

SOVEREIGN BOND (1.0%)
Canada (1.0%)
Ontario Province, 6.00%, 02/21/06	5,000,000	5,003,040

Total Sovereign Bond		5,003,040

U.S. GOVERNMENT AGENCIES - MORTGAGES (0.9%)
Federal Home Loan Mortgage Corporation (0.1%)
Pool #E00678, 6.50%, 06/01/14	229,385	235,294
Pool #E00991, 6.00%, 07/01/16	276,964	282,286

		517,580

Federal National Mortgage Association (0.8%)
Pool #190255, 6.50%, 02/01/09	152,561	155,448
Pool #254256, 5.50%, 04/01/09	91,441	91,751
Pool #253845, 6.00%, 06/01/16	350,881	358,666
Pool #254089, 6.00%, 12/01/16	530,004	541,764
Pool #545415, 6.00%, 01/01/17	471,579	482,043
Pool #625178, 5.50%, 02/01/17	1,025,889	1,033,252
Pool #254195, 5.50%, 02/01/17	1,072,311	1,080,009

		3,742,933

Total U.S. Government Agencies - Mortgages		4,260,513

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.2%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	$913,300	913,300

Total Short-Term Securities Held as Collateral for Securities Lending		913,300

Total Investments (Cost $494,237,185) (a) - 101.4%		490,403,918
Liabilities in excess of other assets - (1.4)%		(6,515,053)

NET ASSETS - 100.0%		$483,888,865

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	All or part of the security was on loan as of January 31, 2006.

At January 31,2006, the Fund’s open short futures contracts were as follows:

Number of Contracts	Short Contract*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation) at 01/31/06
125	U.S. Treasury 2 Year Note	03/31/06	$25,605,469	$23,438

*	Cash pledged as collateral.

Gartmore Short Duration Bond Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (23.6%)
Automobiles (10.3%)
Capital Auto Receivables Asset Trust,
3.35%, 02/15/08, Series 2004-2, Class A2	$2,000,000	$1,974,820
Chase Manhattan Auto Owner Trust,
2.06%, 12/15/09, Series 2003, Class A	3,000,000	2,936,747
Onyx Acceptance Auto Trust,
2.94%, 12/15/10, Series 2004-A, Class A4	4,342,000	4,251,853
Volkswagen Auto Loan Enhanced Trust,
2.94%, 03/22/10, Series 2003-2	3,000,000	2,929,960

		12,093,380

Credit Cards (2.6%)
Capital One Master Trust,
5.30%, 06/15/09, Series 2001-5	2,999,000	3,003,821

Home Equity Loans (10.7%)
Centex Home Equity,
4.12%, 01/25/32, Series 2004-B, Class AF4	4,000,000	3,815,333
Citifinancial Mortgage Securities, Inc.,
4.43%, 10/25/33, Series 2003-4, Class AF4	3,000,000	2,953,125
Equity One, Inc.,
4.27%, 07/25/34, Series 2004-3, Class AF3	3,000,000	2,977,908
Residential Asset Mortgage Products, Inc.,
4.47%, 03/25/32, Class 2003-KS10	3,000,000	2,971,290

		12,717,656

Total Asset Backed Securities		27,814,857

Commercial Mortgage Backed Securities (17.1%)
Bear Stearns Commercial Mortgage Securities, Inc.,
5.06%, 11/15/16, Series 2001-TOP4	3,428,173	3,422,272
Bear Stearns Commercial Mortgage Securities, Inc.,
6.08%, 02/15/35, Series 2001-TOP2	1,558,014	1,576,628
CS First Boston Mortgage Securities Corp.,
7.33%, 04/15/62, Series 2000-C1, Class A1	2,321,717	2,405,393
Morgan Stanley Dean Witter Capital I,
6.54%, 07/15/30, Series 1998-WFS, Class A2	2,803,480	2,877,173
Morgan Stanley Dean Witter Capital I,
6.46%, 02/15/33, Series 2001-TOP1	1,763,510	1,793,932
Morgan Stanley Dean Witter Capital I,
6.01%, 07/15/33, Series 2001-TOP3	3,038,551	3,091,038
Nomura Asset Securities Corp.,
6.59%, 03/15/30, Series 1998-D6	2,875,000	2,962,127
Salomon Brothers Mortgage Securities,
6.34%, 12/18/33, Series 2000-C3, Class A1	1,989,094	2,007,231

Total Commercial Mortgage Backed Securities		20,135,794

Corporate Bonds (14.3%)
Banks (5.4%)
Norwest Financial, Inc., 6.88%, 08/08/06	3,353,000	3,382,339
Wachovia Corp., 4.95%, 11/01/06	3,000,000	3,000,000

		6,382,339

Financial Services (8.9%)
Household Finance Co., 5.88%, 02/01/09	1,500,000	1,531,875
Merrill Lynch, 2.07%, 06/12/06	3,000,000	2,970,000
Principal Life Global, 6.13%, 03/01/06 (b)	3,000,000	3,003,750
Province of Ontario, 3.38%, 01/15/08	3,000,000	2,913,750

		10,419,375

Total Corporate Bonds		16,801,714

U.S. Government Sponsored and Agency Obligations (2.1%)
Federal Home Loan Mortgage Corporation (2.1%)
3.61%, 09/27/12, Series T-50, Class A6	2,464,574	2,415,297

Total U.S. Government Sponsored and Agency Obligations		2,415,297

U.S. Government Sponsored Mortgage-Backed Obligations (19.9%)
Federal Home Loan Mortgage Corporation (6.0%)
4.50%, 07/15/14, Series 2870, Class BC	3,000,000	2,955,375
4.00%, 05/15/16, Series 2676, Class CV	1,969,049	1,912,816
4.00%, 08/15/29, Series 2626, Class UN	2,239,409	2,192,202

		7,060,393

Federal National Mortgage Association (10.1%)
4.50%, 08/25/10, Series 2004-79, Class VE	2,032,628	2,007,342
4.00%, 10/25/13, Series 2004-9, Class YJ	5,000,000	4,890,249
4.00%, 10/25/16, Series 2004-80, Class LG	5,000,000	4,869,943

		11,767,534

Government National Mortgage Association (3.8%)
4.00%, 01/20/34, Series 2004-76, Class QA	2,355,923	2,267,634
3.47%, 04/20/34, Series 2004-22, Class BK	2,334,046	2,242,178

		4,509,812

Total U.S. Government Sponsored Mortgage-Backed Obligations		23,337,739

U.S. Treasury Notes (17.8%)
U.S. Treasury Notes (17.8%)
4.125%, 08/15/08	9,000,000	8,932,500
4.375%, 11/15/08	12,000,000	11,970,000

Total U.S. Treasury Notes		20,902,500

Cash Equivalents (4.9%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $5,740,128)	5,739,441	5,739,441

Total Cash Equivalents		5,739,441

Total Investments (Cost $119,427,514) (a) - 99.7%		117,147,342
Other assets in excess of liabilities - 0.3%		351,272

NET ASSETS - 100.0%		$117,498,614

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Tax Free Income Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Municipal Bond (99.6%)
Alabama (8.2%)
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.75%, 12/01/2015	1,500,000	$1,618,380
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.50%, 12/01/2021	4,000,000	4,102,080
Alabama Housing Finance Authority Single-Family Revenue Bonds, (Collateralized Home Mortgage Revenue Bond Program), Series 1996-D, 6.00%, 10/01/2016	795,000	812,554
Auburn University Alabama General Fee Revenue Bonds, 5.50%, 06/01/2018	1,685,000	1,810,954
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, 4.75%, 01/01/2029	1,750,000	1,752,398
Jefferson County, Alabama Sewer Capital Improvement Revenue Warrants, Series A, 5.13%, 02/01/2029	4,000,000	4,218,159

		14,314,525

Arizona (1.1%)
Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.63%, 01/01/2029	1,800,000	1,952,280

Colorado (2.1%)
Denver, Colorado City & County Airport Revenue Bonds, Series B, 5.50%, 11/15/2025	3,500,000	3,589,390

District of Columbia (1.5%)
District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 06/01/2029	1,775,000	1,860,573
District of Columbia Prerefunded General Obligation Unlimited, Series A, 5.50%, 06/01/2029	725,000	778,730

		2,639,303

Florida (2.6%)
Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 06/01/2022	1,050,000	1,140,741
Tampa Bay Water Florida Utility System Revenue Bonds, 5.50%, 10/01/2018	3,000,000	3,433,800

		4,574,541

Georgia (4.0%)
Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 01/01/2026	1,000,000	1,083,880

Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 06/01/2028	1,000,000	1,032,070
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/2018	465,000	577,149
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/2018	55,000	65,052
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, 6.60%, 01/01/2018	2,230,000	2,649,262
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 10/01/2025	1,500,000	1,533,015

		6,940,428

Illinois (12.8%)
Chicago Illinois Prerefunded Project General Obligation Limited, Series A, 5.38%, 01/01/2024	1,995,000	2,123,638
Chicago Illinois Unrefunded Project General Obligation Limited, Series A, 5.38%, 01/01/2024	935,000	988,613
Chicago Park District, Illinois General Obligation Unlimited Tax Park Bonds, Series 1996, 5.60%, 01/01/2021	3,050,000	3,144,184
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.50%, 11/15/2020	1,750,000	1,888,915
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.65%, 11/15/2024	3,000,000	3,253,950
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 05/01/2023	3,425,000	3,638,823
Illinois State Sales Tax Revenue Bonds, 5.00%, 06/15/2019	2,000,000	2,138,740
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Bonds (Mccormick Place Expansion Project), 5.50%, 12/15/2024	4,500,000	4,831,559

		22,008,422

Indiana (4.6%)
Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 07/01/2020	1,000,000	1,121,070
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 01/01/2015	5,335,000	6,963,082

		8,084,152

Kansas (1.0%)
Wichita, Kansas Hospital Revenue Refunding Bonds (Facilities Improvements Series 11), 6.75%, 11/15/2019	1,500,000	1,689,510

Louisiana (1.1%)
Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.88%, 05/15/2039	1,750,000	1,844,798

Massachusetts (5.0%)
Massachusetts Bay Transportation Authority Revenue Bonds, (General Transportation System), Series A, 5.38%, 03/01/2019	2,000,000	2,023,300
Massachusetts State Consumer Loan General Obligation Limited, Series C, 5.50%, 11/01/2015	1,500,000	1,685,160
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 08/01/2019	1,000,000	1,144,000
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 10/01/2018	2,000,000	2,278,540
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/2021	95,000	102,893
Massachusetts State Unrefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/2021	1,405,000	1,521,727

		8,755,620

Michigan (4.4%)
Michigan State General Obligation Unlimited Tax Bonds (Environmental Protection Program), Series 1992, 6.25%, 11/01/2012	3,500,000	3,901,380
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 11/15/2024	1,500,000	1,587,885
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 11/15/2018	2,000,000	2,176,320

		7,665,585

Minnesota (0.9%)
St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 02/01/2018	1,500,000	1,595,595

Missouri (1.1%)
Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 12/01/2012	1,415,000	1,561,976
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund-Multiple, Series A, Refunded Portion, 6.55%, 07/01/2014	365,000	365,653

		1,927,629

Nevada (0.7%)
University of Nevada Community College Revenue Bonds, 5.38%, 07/01/2020	1,200,000	1,267,560

New Jersey (2.6%)
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 06/15/2017	1,000,000	1,134,060
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series B, 6.00%, 12/15/2015	2,000,000	2,256,220
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/2016	790,000	927,286
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/2016	55,000	64,354
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 01/01/2016	155,000	180,070

		4,561,990

New Mexico (0.9%)
Bernalillo County, New Mexico Gross Receipts Tax Revenue Bonds, 5.25%, 10/01/2026	1,500,000	1,592,580

New York (1.3%)
New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, 6.00%, 04/01/2014	1,000,000	1,134,300
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/2019	205,000	225,555
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/2019	795,000	874,715

		2,234,570

North Carolina (2.9%)
North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, 6.25%, 03/01/2017	735,000	741,034
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Prerefunded, 5.00%, 02/15/2029	1,070,000	1,113,549
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Unrefunded, 5.00%, 02/15/2029	1,230,000	1,232,202
North Carolina Medical Care Commission Hospital Revenue Bonds (Firsthealth of the Carolinas), 4.75%, 10/01/2026	2,000,000	2,022,380

		5,109,165

Ohio (4.5%)
Cleveland, Ohio Waterworks Revenue Bonds, Series K, 5.25%, 01/01/2020	1,000,000	1,086,560
Franklin County, Ohio Hospital Refunding & Improvement Revenue Bonds, (The Children’s Hospital Project), Series 1996-A, 5.75%, 11/01/2020	1,100,000	1,125,322
Hamilton, Ohio City School District General Obligation Bonds, Series A, 5.50%, 12/01/2019	1,000,000	1,083,890

Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center), 6.75%, 04/01/2018	2,500,000	2,835,650
Ohio State Building, Ohio Sales Tax Revenue Bonds, 5.00%, 04/01/2017	1,655,000	1,761,317

		7,892,739

Pennsylvania (0.6%)
Pennsylvania State University General Obligation Unlimited Bonds, 5.25%, 03/01/2016	1,000,000	1,080,200

South Carolina (4.7%)
Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 02/01/2016	1,685,000	1,813,009
South Carolina State Public Service Authority Revenue Bonds, Series A, 5.50%, 01/01/2022	1,000,000	1,066,460
South Carolina Transportation Infrastructure Revenue Bonds, 5.50%, 10/01/2030	1,000,000	1,079,070
South Carolina Transportation Infrastructure Revenue Bonds, Series A, 5.38%, 10/01/2024	3,000,000	3,224,430
Spartanburg, South Carolina Water System Revenue Bonds, Series 1996, 6.10%, 06/01/2021	1,000,000	1,009,630

		8,192,599

Tennessee (3.1%)
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 5.38%, 07/01/2024	4,200,000	4,378,668
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 6.00%, 07/01/2014	1,000,000	1,080,610

		5,459,278

Texas (16.6%)
Beaumont Independent School District, Texas General Obligation Unlimited Tax School Building Bonds, Series 1996, 5.00%, 02/15/2016	1,000,000	1,000,640
Collin County, Texas Permanent Improvement General Obligation Limited Tax Bonds, Series A, 5.50%, 02/15/2019	1,300,000	1,379,573
Comal, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, 5.63%, 08/01/2019	2,000,000	2,142,720
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 02/15/2018	2,300,000	2,522,548
Fort Worth, Texas General Obligation Limited Tax Bonds, 5.63%, 03/01/2017	1,350,000	1,384,088
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 07/01/2027	5,325,000	6,253,361

Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series 1997, 5.38%, 08/15/2017	1,500,000	1,530,885
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series A, 4.75%, 02/15/2026	2,000,000	2,020,780
Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 08/15/2022	1,000,000	1,047,030
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 01/01/2017	1,245,000	1,470,631
Montgomery County, Texas General Obligation Limited, 5.25%, 09/01/2019	1,000,000	1,075,150
San Antonio, Texas Water Revenue Bonds, 5.00%, 05/15/2025	1,000,000	1,036,450
Socorro, Texas Independent School District General Obligation Unlimited Tax Bonds, Series A, 5.75%, 02/15/2014	1,000,000	1,047,990
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 02/01/2020	1,500,000	1,584,930
United Independent School District General Obligation Unlimited Tax Bonds, 5.38%, 08/15/2025	1,000,000	1,065,560
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 08/01/2019	2,000,000	2,147,700

		28,710,036

Vermont (1.3%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/2023	2,000,000	2,194,120

Virginia (3.9%)
Fairfax County, Virginia Water Authority Refunding Revenue Bonds, Series 1992, 6.00%, 04/01/2022	940,000	985,289
Henrico County, Virginia Water & Sewer System Refunding Revenue Bonds, Series 1994, 5.88%, 05/01/2014	1,205,000	1,213,278
Virginia College Building Authority Educational Facilities Revenue Bonds, 5.00%, 02/01/2018	2,955,000	3,128,873
Virginia Commonwealth Transportation Board Revenue Bonds, 5.00%, 04/01/2018	1,435,000	1,521,444

		6,848,884

Washington (4.5%)
Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 03/01/2026	1,000,000	1,035,400
Seattle, Washington Water Systems Revenue Bonds, 5.38%, 03/01/2029	2,000,000	2,093,580
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series 1997-D, 5.38%, 01/01/2022	3,500,000	3,567,095

Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series C, 5.80%, 01/01/2017	1,000,000	1,084,120

		7,780,195

Wisconsin (1.6%)
Wisconsin State General Obligation Unlimited, Series C, 5.55%, 05/01/2021	1,000,000	1,080,970
Wisconsin State Transportation Revenue Bonds, Series A, 5.50%, 07/01/2016	1,500,000	1,626,060

		2,707,030

Total Municipal Bond		173,212,724

Total Investments (Cost $160,370,200) (a) - 99.6%		173,212,724
Other assets in excess of liabilities - 0.4%		681,248

NET ASSETS - 100.0%		$173,893,972

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
Distribution of investments, as a percentage of net assets in securities at value, is as follows:

Industry	Percent	Value
Air, Water, and Solid Waste	1.24%	$2,147,700
Airports Flying Fields	2.69%	4,673,270
Colleges and Universities	5.28%	9,177,747
Educational Services	0.60%	1,047,990
Elementary and Secondary Schools	4.82%	8,373,870
Environmental Quality	0.21%	365,653
Facilities Support Services	4.39%	7,629,327
Finance, Taxation, and Money	6.70%	11,649,175
General Obligation	22.30%	38,775,389
Health Services	8.00%	13,906,759
Highway and Street Construction	0.87%	1,521,444
Hospitals	12.01%	20,877,963
Local and Surburban	1.16%	2,023,300
Regulation, Administration of Transportation	1.61%	2,797,770
Regulation, Administration of Utilities	0.60%	1,035,400
Single Family Housing	0.89%	1,553,588
Tobacco and Tobacco Products	4.37%	7,565,258
Transportation Services	8.43%	14,656,862
Water, sewer, and Utility	13.48%	23,434,259

	99.65%	$173,212,724

Gartmore Global Financial Services Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.0%)
AUSTRALIA (3.9%)
Banking (3.9%)
Australia & New Zealand Banking Group Ltd. (c)	4,530	$85,583
Macquarie Bank Ltd. (c)	5,340	275,812
National Australia Bank Ltd. (c)	17,670	454,155

		815,550

CANADA (3.0%)
Banking (1.2%)
Bank of Nova Scotia	6,380	259,110

Financial Services (1.8%)
Manulife Financial Corp.	6,010	366,258

		625,368

FRANCE (3.9%)
Banking (2.1%)
BNP Paribas SA (c)	4,980	443,898

Financial Services (1.5%)
Credit Agricole SA (c)	8,800	310,498

Insurance (0.3%)
Axa (c)	1,840	62,313

		816,709

GERMANY (2.7%)
Financial Services (1.7%)
Deutsche Bank AG (c)	3,320	356,343

Insurance (1.0%)
Allianz AG (c)	1,270	204,385

		560,728

GREECE (1.1%)
Banking (1.1%)
Alpha Bank A.E. (c)	6,420	220,224

HONG KONG (0.4%)
Financial Services (0.4%)
Hang Lung Group Ltd. (c)	36,500	82,048

IRELAND (0.7%)
Banking (0.7%)
Bank of Ireland (c)	8,430	144,683

ITALY (1.2%)
Banking (1.2%)
UniCredito Italiano SpA (c)	34,130	243,629

JAPAN (10.3%)
Banking (4.5%)
Mitsubishi UFJ Financial Group, Inc. (c)	47	676,739
Sumitomo Mitsui Financial Group, Inc. (c)	7	81,555
Sumitomo Trust & Banking Co. Ltd. (c)	9,000	98,882
Suruga Bank Ltd. (The) (c)	7,000	89,924

		947,100

Financial Services (5.8%)
Mizuho Financial Group, Inc. (c)	62	506,467

Nomura Holdings, Inc. (c)	10,700	208,394
Orix Corp. (c)	1,900	491,072

		1,205,933

		2,153,033

NETHERLANDS (4.7%)
Financial Services (2.2%)
ABN Amro Holding NV (c)	5,210	144,461
Fortis NV (c)	9,050	316,241

		460,702

Insurance (2.5%)
ING Groep NV (c)	14,720	525,236

		985,938

SPAIN (2.0%)
Banking (2.0%)
Banco Bilbao Vizcaya Argentaria SA (c)	20,920	422,809

SWEDEN (0.5%)
Banking (0.5%)
Skandinaviska Enskilda Banken AB (c)	4,670	104,250

SWITZERLAND (5.4%)
Financial Services (3.8%)
UBS AG (c)	7,400	805,130

Insurance (1.6%)
Zurich Financial Services AG (c)	1,520	332,966

		1,138,096

UNITED KINGDOM (10.9%)
Banking (8.4%)
Barclays PLC (c)	14,980	159,969
HBOS PLC (c)	24,170	425,160
HSBC Holdings PLC (c)	29,893	496,921
Lloyds TSB Group PLC (c)	39,980	364,070
Royal Bank of Scotland Group PLC (c)	9,700	300,410

		1,746,530

Financial Services (2.5%)
Amvescap PLC (c)	23,890	218,656
Man Group PLC (c)	8,650	314,142

		532,798

UNITED STATES (45.3%)
Banking (12.0%)
Bank of America Corp.	14,230	629,412
Colonial BancGroup, Inc.	11,530	287,097
Hudson City Bancorp, Inc.	14,430	179,221
New York Community Bancorp, Inc.	3,540	60,392
Northern Trust Corp.	1,950	101,810
Silicon Valley Bancshares (b)	4,810	237,999
SunTrust Banks, Inc.	1,730	123,609
U.S. Bancorp	5,320	159,121
Wachovia Corp.	9,260	507,726
Zions Bancorp	3,030	239,582

		2,525,969

Financial Services (21.3%)
American Express Co.	960	50,352
AmeriCredit Corp. (b)	9,840	282,998
Capital One Financial Corp.	1,930	160,769
Charles Schwab Corp. (The)	13,360	197,594
Chicago Mercantile Exchange	520	220,090
Citigroup, Inc.	12,250	570,605

E*TRADE FINANCIAL (b)	11,200	266,448
Franklin Resources, Inc.	2,050	201,925
GFI Group, Inc. (b)	2,640	144,118
Goldman Sachs Group, Inc.	3,040	429,400
Host Marriott Corp.	5,320	106,134
Investment Technology Group, Inc. (b)	3,600	161,928
J.P. Morgan Chase & Co.	13,800	548,550
Legg Mason, Inc.	1,460	189,362
Merrill Lynch & Co., Inc.	4,200	315,294
Moody’s Corp.	1,200	75,984
Nasdaq Stock Market, Inc. (b)	2,200	92,202
OptionsXpress Holdings, Inc.	1,750	51,100
SLM Corp.	2,950	165,082
United PanAm Financial Corp. (b)	4,860	142,835
Washington Mutual, Inc.	2,310	97,759

		4,470,529

Insurance (10.0%)
ACE Ltd.	2,520	137,970
American Equity Investment Life Holding Co.	9,400	132,070
American International Group, Inc.	9,760	638,889
Assurant, Inc.	1,450	66,584
Conseco, Inc. (b)	4,160	101,379
Endurance Specialty Holdings Ltd.	3,500	115,255
Hartford Financial Services Group	1,910	157,059
MetLife, Inc.	6,480	325,037
PartnerRe Ltd.	1,270	78,461
St. Paul Travelers Cos.	7,290	330,820

		2,083,524

Real Estate Investment Trusts (2.0%)
General Growth Properties, Inc.	2,900	149,640
KKR Financial Corp.	4,920	110,159
ProLogis	3,130	160,319

		420,118

		9,500,140

Total Common Stocks		20,092,533

Cash Equivalents (4.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $898,858)	$898,750	898,750

Total Cash Equivalents		898,750

Total Investments (Cost $18,763,689) (a) - 100.3%		20,991,283
Liabilities in excess of other assets - (0.3)%		(61,573)

NET ASSETS - 100.0%		$20,929,710

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

At January 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Swiss Franc	02/02/06	$(90,830)	$(91,510)	$(680)

Total Short
Contracts		$(90,830)	$(91,510)	$(680)

Gartmore Global Health Sciences Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.5%)
Diagnostic Equipment (1.5%)
Cytyc Corp. (b)	14,608	$439,701

Distribution & Wholesale (0.7%)
MWI Veterinary Supply, Inc. (b)	8,252	220,081

Drugs (34.3%)
Abbott Laboratories	21,500	927,725
Adams Respiratory Therapeutics, Inc. (b)	6,620	285,852
Allion Healthcare, Inc. (b)	27,880	423,776
Andrx Corp. (b)	16,120	282,906
Barr Pharmaceuticals, Inc. (b)	7,280	477,422
Cardiome Pharma Corp. (b)	12,720	173,119
Forest Laboratories, Inc. (b)	14,730	681,704
Merck & Co., Inc.	26,320	908,040
Novartis AG ADR - CH	11,065	610,345
Penwest Pharmaceuticals Co. (b)	14,770	304,705
Pfizer, Inc.	57,667	1,480,888
Roche Holding AG	6,231	984,618
Sanofi-Aventis ADR - UK	13,830	636,180
Shire Pharmaceuticals Group PLC	9,926	483,893
Wyeth	31,180	1,442,075

		10,103,248

Health Care Services (5.4%)
American Healthways, Inc. (b)	12,870	575,032
American Retirement Corp. (b)	9,510	258,957
Lincare Holdings, Inc. (b)	7,990	337,657
WebMD Health Corp., Class A (b)	10,520	420,169

		1,591,815

Insurance (15.1%)
Aetna, Inc.	3,150	304,920
CIGNA Corp.	4,860	590,976
Coventry Health Care, Inc. (b)	13,261	789,958
Humana, Inc. (b)	14,790	824,838
UnitedHealth Group, Inc.	25,621	1,522,405
WellPoint, Inc. (b)	5,630	432,384

		4,465,481

Medical - Biomedical/Genetic (4.5%)
Alexion Pharmaceuticals, Inc. (b)	13,110	377,830
Arena Pharmaceuticals, Inc. (b)	15,775	267,702
BioCryst Pharmaceuticals, Inc. (b)	7,330	139,490
Regeneron Pharmaceuticals, Inc. (b)	26,086	397,290
Sirna Therapeutics, Inc. (b)	35,040	148,920

		1,331,232

Medical Equipment & Supplies (1.9%)
St. Jude Medical, Inc. (b)	5,466	268,545
Wright Medical Group, Inc. (b)	13,570	302,882

		571,427

Medical Instruments (3.8%)
Beckman Coulter, Inc.	7,998	476,281
Thoratec Corp. (b)	13,860	350,658

Ventana Medical Systems, Inc. (b)	7,040	283,994

		1,110,933

Medical Products (12.9%)
EV3, Inc. (b)	16,580	268,596
Johnson & Johnson	14,024	806,941
Medtronic, Inc.	20,126	1,136,514
NuVasive, Inc. (b)	16,050	295,160
NxStage Medical, Inc. (b)	14,615	179,765
Panacos Pharmaceuticals, Inc. (b)	19,508	180,449
PSS World Medical, Inc. (b)	18,510	328,553
ResMed, Inc. (b)	7,421	292,684
Symmetry Medical, Inc. (b)	15,550	330,904

		3,819,566

Medical Products & Services (6.3%)
Cardinal Health, Inc.	14,533	1,046,957
DJ Orthopedics, Inc. (b)	9,450	310,244
Pharmaceutical Product Development, Inc.	7,300	505,014

		1,862,215

Medical Services (3.7%)
McKesson Corp.	12,815	679,195
Medco Health Solutions, Inc. (b)	7,840	424,144

		1,103,339

Therapeutics (7.3%)
Genentech, Inc. (b)	6,619	568,704
Genzyme Corp. (b)	10,396	737,493
ImClone Systems, Inc. (b)	8,310	299,409
Medicines Co. (The) (b)	15,230	293,178
NPS Pharmaceuticals, Inc. (b)	17,740	251,908

		2,150,692

Total Common Stocks		28,769,730

Cash Equivalents (3.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $1,104,781)	$1,104,649	1,104,649

Total Cash Equivalents		1,104,649

Total Investments (Cost $27,889,730) (a) - 101.2%		29,874,379
Liabilities in excess of other assets - (1.2)%		(355,357)

NET ASSETS - 100.0%		$29,519,022

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	China

UK	United Kingdom

Gartmore Global Natural Resources Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.6%)
Agriculture (0.1%)
Cadiz, Inc. (b)	2,700	$55,998

Coal Mining (4.3%)
Alpha Natural Resources (b)	19,000	447,070
Arch Coal, Inc.	3,308	286,870
James River Coal Co. (b)	7,200	306,360
Natural Resource Partners LP	861	46,477
Natural Resource Partners LP	9,571	503,434
Peabody Energy Corp.	3,251	323,507

		1,913,718

Copper Production (1.0%)
Phelps Dodge Corp.	2,341	375,731
Southern Copper Corp.	900	78,390

		454,121

Energy (3.5%)
BJ Services Co.	16,906	684,524
Calpine Corp. (b)	7,968	1,761
CMS Energy Corp. (b)	5,561	80,468
ITC Holdings Corp.	1,000	27,200
Murphy Oil Corp.	1,974	112,518
NRG Energy, Inc. (b)	6,600	318,582
Suntech Power Holdings - ADR CA (b)	5,890	250,266
TXU Corp.	1,410	71,402

		1,546,721

Energy Equipment & Services (0.5%)
Tidewater, Inc.	4,000	233,680

Engineering & Construction (0.9%)
Washington Group International	6,700	397,645

Gold Mining (3.3%)
Barrick Gold Corp.	14,000	440,440
Newmont Mining Corp.	9,500	587,100
Novagold Resources Inc. (b)	35,000	429,100

		1,456,640

Industrial Gases (0.9%)
Praxair, Inc.	7,800	410,904

Machinery (1.3%)
AGCO Corp. (b)	23,400	421,434
Lone Star Technologies, Inc. (b)	3,000	170,700

		592,134

Metals (2.1%)
Century Aluminum Co. (b)	18,400	627,072
Novelis, Inc.	8,000	153,440
Rio Tinto PLC - ADR GB	700	143,507

		924,019

Minerals (0.4%)
BHP Billiton Ltd. - ADR AU	5,000	197,250

Oil & Gas Drilling (6.0%)
ENSCO International, Inc.	11,323	578,831

Hydril (b)	250	20,588
Nabors Industries Ltd. (b)	2,900	235,625
Noble Corp.	2,956	237,781
Precision Drilling Corp. - CA	1,500	50,295
Rowan Cos., Inc.	34,797	1,559,949

		2,683,069

Oil Company-Exploration & Production (42.4%)
Anadarko Petroleum Corp.	10,100	1,088,982
Apache Corp.	2,603	196,605
Burlington Resources, Inc.	8,334	760,561
Canadian Natural Resources Ltd.	3,900	241,800
Carrizo Oil & Gas, Inc. (b)	3,450	99,567
Chesapeake Energy Corp.	4,400	154,176
Cimarex Energy Co. (b)	700	31,892
CNX Gas Corp. (b)	9,000	186,750
DCP Midstream Partners LP (b)	17,939	498,704
Denbury Resources, Inc. (b)	49,934	1,486,535
Devon Energy Corp.	7,063	481,767
EnCana Corp.	7,200	358,992
Energy Partners Ltd. (b)	1,209	33,937
EOG Resources, Inc.	10,989	929,010
Forest Oil Corp. (b)	10,039	517,009
Gastar Exploration Ltd. (b)	2,000	10,011
InterOil Corp. (b)	1,300	24,050
Kerr-Mcgee Corp.	4,000	441,560
Linn Energy LLC (b)	50,030	1,050,630
McMoRan Exploration Co. (b)	29,588	601,228
Newfield Exploration Co. (b)	40,133	2,102,969
Noble Energy, Inc.	22,532	1,042,781
Occidental Petroleum Corp.	3,830	374,223
Parallel Petroleum Corp. (b)	20,833	440,201
Remington Oil & Gas (b)	610	27,328
Riata Energy (b)	87,000	1,479,000
Rossetta Resources, Inc. (b)	863	15,534
Southwestern Energy Co. (b)	5,000	215,700
Swift Energy Co. (b)	26,133	1,291,493
Talisman Energy, Inc.	3,791	230,986
Transglobe Energy Corp. (b)	37,620	230,234
Transmeridian Exploration Inc. (b)	85,100	531,875
Transocean Sedco Forex, Inc. (b)	5,009	406,480
Warren Resources, Inc. (b)	61,497	1,087,882
Weatherford International, Inc. (b)	2,000	89,560
XTO Energy, Inc.	600	29,448

		18,789,460

Oil Company-Integrated (8.5%)
BP PLC - ADR GB	7,272	525,838
ChevronTexaco Corp.	10,937	649,439
ConocoPhillips	16,066	1,039,470
Exxon Mobil Corp.	22,815	1,431,642
Marathon Oil Corp.	94	7,226
Suncor Energy, Inc.	1,000	80,120

		3,733,735

Oil Field Services (5.4%)
Grand Prideco, Inc. (b)	7,523	376,827
Halliburton Co.	19,582	1,557,749
Key Energy Group (b)	9,810	154,998
National-Oilwell Varco, Inc. (b)	3,905	297,053

		2,386,627

Oil Refining & Marketing (3.2%)
Calumet Specialty Products (b)	35,770	847,749
Headwaters, Inc. (b)	603	20,804

Valero Energy	5,200	324,636
Western Refining, Inc. (b)	11,700	219,375

		1,412,564

Packaging & Containers (0.5%)
Owens-Illinois, Inc. (b)	10,000	219,900

Paper & Related Products (1.3%)
Smurfit-Stone Container Corp. (b)	23,515	300,757
Temple-Inland, Inc.	4,500	211,050
Upm-Kymmene Oyj Corp.	3,400	69,768

		581,575

Pipelines (3.1%)
El Paso Corp.	2,000	26,920
Enbridge, Inc.	1,200	38,100
Kinder Morgan Management LLC (b)	5,000	226,750
Questar Corp.	323	26,318
The Williams Cos., Inc.	39,713	946,757
Western Gas Resources, Inc.	2,649	125,828

		1,390,673

Plastics (0.3%)
PolyOne Corp. (b)	20,000	143,200

Raw Materials (2.2%)
Alcoa, Inc.	2,400	75,600
Cameco Corp.	4,800	379,584
Inco Ltd.	2,800	143,584
Vulcan Materials Co.	5,000	359,400

		958,168

Steel Production (1.8%)
Gerdau Ameristeel Corp.	72,600	540,870
L.B. Foster (b)	300	4,815
NS Group, Inc. (b)	5,286	238,927

		784,612

Transport Services (3.2%)
American Railcar Industries (b)	9,580	286,241
Eagle Bulk Shipping, Inc.	440	5,962
Genco Shipping & Trading Ltd.	4,544	73,476
H&E Equipment Services, Inc. (b)	29,160	673,596
OMI Corp.	1,000	17,560
StealthGas, Inc.	29,206	379,678

		1,436,513

Water Treatment Systems (0.4%)
Zenon Environmental, Inc. (b)	13,000	197,374

Total Common Stocks		42,900,300

Cash Equivalents (4.9%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $2,170,739)	2,170,479	2,170,479

Total Cash Equivalents		2,170,479

Total Investments (Cost $39,244,876) (a) - 101.5%		45,070,779
Liabilities in excess of other assets - (1.5)%		(681,647)

NET ASSETS - 100.0%		$44,389,132

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depositary Receipt

AU	Australia

CA	Canada

GB	Great Britian

Gartmore Global Technology and Communications Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.4%)
Commercial Services (0.6%)
Alliance Data Systems Corp. (b)	1,600	$67,600

Computer Hardware (18.9%)
Dell, Inc. (b)	12,740	373,409
EMC Corp. (b)	20,740	277,916
Hewlett Packard Co.	15,430	481,107
Ingram Micro, Inc. (b)	20,570	398,030
International Business Machines Corp.	8,810	716,252

		2,246,714

Computer Services (5.0%)
Affiliated Computer Services, Inc. (b)	2,960	185,296
Cognizant Technology Solutions Corp. (b)	6,030	315,791
Reynolds & Reynolds Co.	3,300	93,720

		594,807

Computer Software (7.7%)
Computer Associates International, Inc.	4,000	109,200
Microsoft Corp.	20,600	579,890
Oracle Corp. (b)	8,150	102,446
Quest Software, Inc. (b)	3,900	61,776
Verifone Holdings, Inc. (b)	2,170	55,378

		908,690

Computers - Memory Devices (4.9%)
Hutchinson Technology, Inc. (b)	18,620	515,402
Imation Corp.	1,300	58,929

		574,331

Data Processing/Management (0.5%)
Automatic Data Processing, Inc.	1,450	63,713

E-Commerce & Services (8.2%)
eBay, Inc. (b)	6,680	287,908
Google, Inc., Class A (b)	690	298,943
GSI Commerce, Inc. (b)	8,720	147,106
Yahoo, Inc. (b)	6,850	235,229

		969,186

Electronic Components (14.9%)
Flextronics International Ltd. (b)	5,180	54,183
Intel Corp.	31,630	672,769
International DisplayWorks, Inc. (b)	46,630	302,629
Ionatron, Inc. (b)	5,800	58,348
LG Philips LCD Co. ADR - KR (b)	6,480	148,068
LSI Logic Corp. (b)	16,250	148,688
MIPS Technologies, Inc. (b)	19,020	173,082
Nam Tai Electronics, Inc.	6,500	151,905
TTM Technologies, Inc. (b)	5,760	59,904

		1,769,576

Internet Security (2.4%)
McAfee, Inc. (b)	5,690	131,951
Symantec Corp. (b)	8,080	148,511

		280,462

Internet Software & Services (2.7%)
Tibco Software, Inc. (b)	12,270	98,037
Traffic.com, Inc. (b)	11,490	137,880
VeriSign, Inc. (b)	3,300	78,375

		314,292

Marketing Services (0.9%)
24/7 Real Media, Inc. (b)	12,070	109,113

Networking (6.5%)
Cisco Systems, Inc. (b)	32,410	601,854
Foundry Networks, Inc. (b)	6,260	94,088
Juniper Networks, Inc. (b)	3,800	68,894

		764,836

Semiconductors (11.6%)
Analog Devices, Inc.	4,450	176,977
Applied Materials, Inc.	12,000	228,600
ASML Holding NV ADR - NL (b)	3,960	89,456
Cypress Semiconductor Corp. (b)	4,440	75,169
Fairchild Semiconductor International, Inc. (b)	3,960	79,002
Linear Technology Corp.	1,490	55,443
LTX Corp. (b)	9,720	52,780
Monolithic Power System, Inc. (b)	3,800	65,588
National Semiconductor Corp.	4,260	120,175
Photronics Corp. (b)	11,560	208,542
Texas Instruments, Inc.	7,610	222,440

		1,374,172

Technology (1.2%)
Avnet, Inc. (b)	5,790	141,566

Telecommunication Equipment (4.4%)
Comtech Telecommunications Corp. (b)	3,440	109,633
Corning, Inc. (b)	6,750	164,363
Neustar, Inc. (b)	8,490	246,294

		520,290

Wireless Equipment (5.0%)
Motorola, Inc.	11,900	270,249
Qualcomm, Inc.	6,600	316,536

		586,785

Total Common Stocks		11,286,133

Cash Equivalents (4.9%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $574,763)	$574,694	574,694

Total Cash Equivalents		574,694

Total Investments (Cost $11,346,155) (a) - 100.3%		11,860,827
Liabilities in excess of other assets - (0.3)%		(40,067)

NET ASSETS - 100.0%		$11,820,760

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

KR	Korea

NL	Netherlands

Gartmore Global Utilities Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.1%)
AUSTRIA (1.7%)
Telecommunications (1.7%)
Telekom Austria AG (c)	6,730	$163,006

BELGIUM (0.3%)
Electric Utility (0.2%)
Elia System Operator SA (b) (c)	500	18,716

Telecommunications (0.1%)
Mobistar SA (c)	120	9,033

		27,749

CANADA (1.6%)
Oil & Gas Utility (1.6%)
Suncor Energy, Inc.	1,900	151,910

DENMARK (0.7%)
Telecommunications (0.7%)
TDC (c)	1,020	64,904

FINLAND (2.1%)
Oil & Gas Utility (2.1%)
Fortum Oyj (c)	9,221	206,038

FRANCE (5.2%)
Building & Construction (0.9%)
Bouygues SA (c)	1,610	88,182

Telecommunications (0.4%)
France Telecom SA (c)	1,543	35,136

Water Utility (3.9%)
Suez SA (c)	10,283	380,482

		503,800

GERMANY (8.6%)
Gas & Electric Utility (8.2%)
E. ON AG (c)	3,863	432,162
RWE AG (c)	4,400	363,112

		795,274

Telecommunications (0.4%)
Deutsche Telekom AG (c)	2,404	38,083

		833,357

GREECE (1.5%)
Telecommunications (1.5%)
Hellenic Telecommunications	6,187	143,109

Organization SA (b) (c)
HONG KONG (0.1%)
Electric Utility (0.1%)
CLP Holdings Ltd. (c)	1,500	8,563

ITALY (1.3%)
Electric Utility (1.1%)
Enel SPA (c)	12,742	107,987

Oil & Gas (0.1%)
Snam Rete Gas SPA (c)	2,251	9,758

Telecommunications (0.1%)
Telecom Italia SPA (c)	2,836	7,968

		125,713

JAPAN (10.3%)
Electric Utility (1.8%)
Chubu Electric Power Co., Inc. (c)	1,600	39,054
Kansai Electric Power Co., Inc. (c)	1,300	29,177
Kyushu Electric Power Co., Inc. (c)	1,000	22,747
Tohoku Electric Power Co., Inc. (c)	1,000	21,511
Tokyo Electric Power Co., Inc. (c)	2,600	65,355

		177,844

Gas Utility (0.5%)
Osaka Gas Co., Ltd. (c)	6,000	21,578
Tokyo Gas Co., Ltd. (c)	5,000	23,214

		44,792

Telecommunications (8.0%)
KDDI Corp. (c)	51	269,166
Nippon Telegraph & Telephone Corp. (c)	54	249,242
NTT DoCoMo, Inc. (c)	161	257,382

		775,790

		998,426

MEXICO (1.2%)
Telecommunications (1.2%)
America Movil SA de CV	3,380	114,007

NORWAY (1.9%)
Telecommunications (1.9%)
Telenor ASA (c)	18,500	185,765

SOUTH AFRICA (2.5%)
Telecommunications (2.5%)
MTN Group Ltd. (c)	11,620	120,766
Telkom SA (c)	5,040	123,748

		244,514

SPAIN (4.9%)
Electric Utility (1.8%)
Iberdrola SA (c)	6,160	175,309

Gas & Electric Utility (2.5%)
Endesa SA (c)	7,020	201,483
Union Fenosa SA (c)	1,162	43,787

		245,270

Telecommunications (0.6%)
Telefonica SA (c)	3,560	54,296

		474,875

UNITED KINGDOM (20.7%)
Electric Utility (6.4%)
International Power PLC (c)	34,160	164,845
Scottish & Southern Energy PLC (c)	13,006	247,259
Scottish Power PLC (c)	21,150	215,480

		627,584

Gas & Electric Utility (1.7%)
Centrica PLC (c)	15,210	72,156
National Grid PLC (c)	9,504	97,345

		169,501

Telecommunications (7.5%)
Vodafone Group PLC (c)	347,130	729,949

Water Utility (5.1%)
AWG PLC (c)	10,125	201,822
Northumbrian Water Group PLC (c)	23,062	99,467
Pennon Group PLC (c)	9,321	198,926

		500,215

		2,027,249

UNITED STATES (33.5%)
Electric Utility (4.7%)
Dominion Resources, Inc.	581	43,883
DPL, Inc.	3,470	88,971
Edison International	1,221	53,504
Mirant Corp. (b)	5,000	140,000
PPL Corp.	4,264	128,474

		454,832

Gas & Electric Utility (5.8%)
Exelon Corp.	3,050	175,131
FirstEnergy Corp.	2,300	115,230
PG&E Corp.	3,210	119,765
TXU Corp.	2,816	142,602
Wisconsin Energy Corp.	470	19,510

		572,238

Oil & Gas Utility (3.4%)
ConocoPhillips	2,148	138,975
EOG Resources, Inc.	1,157	97,813
The Williams Cos., Inc.	3,890	92,738

		329,526

Telecommunications (19.6%)
American Tower Corp. (b)	5,890	182,237
AT&T Inc.	22,843	592,775
BellSouth Corp.	23,531	676,986
Sprint Nextel Corp.	16,095	368,415
Verizon Communications, Inc.	3,000	94,980

		1,915,393

		3,271,989

Total Common Stocks		9,544,974

Cash Equivalents (1.3%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $127,331)	127,316	127,316

Total Cash Equivalents		127,316

Total Investments (Cost $9,085,233) (a) - 99.4%		9,672,290
Other assets in excess of liabilities - 0.6%		61,826

NET ASSETS - 100.0%		$9,734,116

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	Fair Valued Security

Gartmore Mid Cap Growth Leaders Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.4%)
Aerospace & Defence (3.7%)
Rockwell Collins, Inc.	32,995	$1,548,125

Commercial Banks (2.6%)
SVB Financial Group (b)	21,470	1,062,336

Computer Software & Services (10.9%)
Adobe Systems, Inc.	24,580	976,318
Cognizant Technology Solutions Corp. (b)	17,200	900,764
Quest Software, Inc. (b)	76,590	1,213,186
Satyam Computer Services Ltd. ADR IN	35,640	1,397,087

		4,487,355

Financial (3.0%)
T Rowe Price Group, Inc.	16,075	1,228,612

Hospitals (3.9%)
Community Health Systems, Inc. (b)	44,565	1,621,720

Hotels & Casinos (1.8%)
Station Casinos, Inc.	10,870	726,660

Hotels & Motels (3.6%)
Starwood Hotels & Resorts Worldwide, Inc.	24,770	1,506,264

Industrial Gases (3.5%)
Praxair, Inc.	27,800	1,464,504

Insurance (8.4%)
Aetna, Inc.	13,545	1,311,156
American Equity Investment Life Holding Co.	61,510	864,216
PartnerRe Ltd.	21,030	1,299,233

		3,474,605

Machinery (3.4%)
W.W. Grainger, Inc.	19,580	1,388,809
Manufacturing (7.9%)
Fortune Brands, Inc.	8,450	633,412
Ingersoll Rand Co.	35,570	1,396,834
Precision Castparts Corp.	25,205	1,258,990

		3,289,236

Medical Equipment & Supplies (2.4%)
St. Jude Medical, Inc. (b)	20,215	993,163

Medical Services (9.4%)
Fisher Scientific International, Inc. (b)	19,705	1,317,673
Gilead Sciences, Inc. (b)	25,100	1,527,837
McKesson Corp.	20,035	1,061,855

		3,907,365

Oil & Gas (8.3%)
BJ Services Co.	29,940	1,212,271
Noble Corp.	7,565	608,529
Patterson-UTI Energy, Inc.	23,355	878,615
The Williams Cos., Inc.	31,335	747,026

		3,446,441

Retail (10.3%)
Abercrombie & Fitch Co.	18,950	1,258,091
Coach, Inc. (b)	30,695	1,103,485
J.C. Penney Company, Inc.	18,785	1,048,203
Staples, Inc.	34,780	824,634

		4,234,413

Semiconductors (9.6%)
Analog Devices, Inc.	33,420	1,329,113
Fairchild Semiconductor International, Inc. (b)	67,595	1,348,520
Novellus Systems, Inc. (b)	46,130	1,307,786

		3,985,419

Telecommunications (2.7%)
Comverse Technology, Inc. (b)	41,265	1,130,248

Total Common Stocks		39,495,275

Commercial Paper (6.7%)
Banking (6.7%)
KBC Financial Products Ltd., 4.48%, 02/01/06	2,776,000	2,776,00

Total Commercial Paper		2,776,000

Total Investments (Cost $37,784,326) (a) - 102.1%		42,271,275
Liabilities in excess of other assets - (2.1)%		(886,644)

NET ASSETS - 100.0%		$41,384,631

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depository Receipt

IN	India

Gartmore Nationwide Leaders Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (88.4%)
Automobiles (2.0%)
Ford Motor Co.	40,000	$343,200

Banks (4.5%)
Barclays PLC ADR - GB	18,700	799,051

Containers (2.7%)
Owens-Illinois, Inc. (b)	21,700	477,183

Healthcare (4.5%)
Aetna, Inc.	8,100	784,080

Insurance (8.3%)
Berkshire Hathaway, Inc., Class B (b)	223	653,836
Old Republic International Corp.	37,300	800,085

		1,453,921

Medical (6.2%)
Abbott Laboratories	10,500	453,075
Johnson & Johnson	11,100	638,694

		1,091,769

Metals & Mining (9.9%)
Barrick Gold Corp. ADR - CA	30,400	956,384
Freeport-McMoRan Copper & Gold, Inc.	12,400	796,700

		1,753,084

Oil & Gas (8.5%)
ConocoPhillips	7,200	465,840
Newfield Exploration Co. (b)	11,700	613,080
Pride International, Inc. (b)	11,700	413,127

		1,492,047

Railroads (2.3%)
Norfolk Southern Corp.	8,200	408,688

Real Estate Investment Trusts (3.1%)
First Industrial Realty Trust, Inc.	13,800	539,166

Retail (7.5%)
Federated Department Stores, Inc.	13,600	906,168
TJX Cos., Inc. (The)	16,000	408,480

		1,314,648

Semiconductors (9.1%)
Advanced Micro Devices, Inc. (b)	21,600	904,176
Intel Corp.	32,600	693,402

		1,597,578

Tobacco (15.9%)
Altria Group, Inc.	16,300	1,179,141
Imperial Tobacco Group PLC ADR - GB	17,500	1,041,250
Reynolds American, Inc.	5,820	588,577

		2,808,968

Utilities (3.9%)
Progress Energy, Inc.	15,800	689,196

Total Common Stocks		15,552,579

CASH EQUIVALENTS (7.2%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $1,271,944)	$1,271,792	1,271,792

Total Cash Equivalents		1,271,792

Total Investments (Cost $16,057,536) (a) - 95.6%		16,824,371
Other assets in excess of liabilities - 4.4%		767,535

NET ASSETS - 100.0%		$17,591,906

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GB	United Kingdom

Gartmore Small Cap Leaders Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (92.7%)
Agricultural Operations (0.4%)
Andersons, Inc. (The)	1,400	$68,530

Apparel & Accessories (3.5%)
Perry Ellis International, Inc. (b)	15,700	318,867
Volcom, Inc. (b)	9,300	352,842

		671,709

Auto Parts & Equipment (2.6%)
Standard Motor Products, Inc.	46,200	486,486

Computer Software & Services (13.7%)
Black Box Corp.	4,800	243,024
Interwoven Software, Inc. (b)	34,000	323,340
Merge Technologies, Inc. (b)	11,900	314,160
QAD, Inc.	41,800	336,072
Smith Micro Software, Inc. (b)	42,000	343,980
TIBCO Software, Inc. (b)	76,400	610,435
Tumbleweed Communications Corp. (b)	98,400	261,754
webMethods, Inc. (b)	24,400	188,124

		2,620,889

Construction & Building Materials (0.2%)
U.S. Concrete, Inc. (b)	3,100	37,572

Consumer Goods & Services (5.2%)
Jarden Corp. (b)	11,000	271,040
Parlux Fragrances, Inc. (b)	10,300	344,638
Sotheby’s Holdings, Inc. (b)	19,000	377,910

		993,588

Electronics (3.9%)
Directed Electronics, Inc. (b)	24,400	347,700
Multi-Fineline Electronix, Inc. (b)	7,300	392,448

		740,148

Financial & Miscellaneous (9.5%)
CVB Financial Corp.	19,250	316,663
KKR Financial Corp.	27,400	613,486
MCG Capital Corp.	20,400	318,240
Wilmington Trust Corp.	7,800	323,700
World Acceptance Corp. (b)	9,000	255,240

		1,827,329

Food & Related (1.6%)
Sunopta, Inc. (b)	42,200	303,840

Gambling (1.6%)
Scientific Games Corp. (b)	9,400	301,270

Human Resources (1.6%)
Kforce, Inc. (b)	24,100	313,300

Machinery (1.7%)
Gorman-Rupp Co. (The)	14,700	318,990

Manufacturing (8.8%)
Armor Holdings, Inc. (b)	5,100	243,117
Blount International, Inc. (b)	28,400	455,820
Ennis, Inc.	19,200	369,600
Rudolph Technologies, Inc. (b)	21,900	334,851
Simpson Manufacturing Co., Inc.	6,920	267,735

		1,671,123

Marketing Services (3.1%)
24/7 Real Media, Inc. (b)	27,700	250,408
Ventiv Health, Inc. (b)	13,300	339,017

		589,425

Medical (3.2%)
First Horizon Pharmaceutical Corp. (b)	13,100	220,211
West Pharmaceutical Services, Inc.	12,900	393,837

		614,048

Oil Services (2.7%)
Allis-Chalmers Energy, Inc. (b)	8,500	154,700
World Fuel Services Corp.	10,200	351,492

		506,192

Real Estate Investment Trusts (2.3%)
Inland Real Estate Corp.	7,000	107,310
Universal Health Realty Income Trust	9,700	338,627

		445,937

Reinsurance (2.1%)
Aspen Insurance Holdings Ltd.	17,400	403,332

Retail (8.0%)
Charlotte Russe Holding, Inc. (b)	20,800	340,704
Jos. A. Bank Clothiers, Inc. (b)	5,870	300,955
MarineMax, Inc. (b)	14,200	446,874
New York & Co., Inc. (b)	10,700	207,366
Rush Enterprises, Inc., Class A (b)	13,800	233,220

		1,529,119

Semiconductors (3.7%)
ON Semiconductor Corp. (b)	36,400	273,364
Silicon Motion Technology Corp. ADR - TW (b)	26,600	430,122

		703,486

Steel (0.7%)
Novamerican Steel, Inc. (b)	3,000	129,210

Telecommunications (6.9%)
Arris Group, Inc. (b)	26,100	306,936
RF Micro Devices, Inc. (b)	65,000	473,200
Sirenza Microdevices, Inc. (b)	50,300	352,100
Valor Communications Group, Inc.	14,800	174,492

		1,306,728

Transportation (5.7%)
Celadon Group, Inc. (b)	10,800	334,800
Marten Transport Ltd. (b)	15,000	333,300
Werner Enterprises, Inc.	19,100	411,605

		1,079,705

Total Common Stocks		17,661,956

Total Investments (Cost $16,143,540) (a) - 92.7%		17,661,956
Other assets in excess of liabilities - 7.3%		1,398,726

NET ASSETS - 100.0%		$19,060,682

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

TW	Tawian

Gartmore U.S. Growth Leaders Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (93.2%)
Aerospace & Defense (2.8%)
Boeing Co. (The)	69,970	$4,779,651

Computer Software & Services (16.1%)
Business Objects S.A. ADR - FR (b)	140,550	5,832,824
Cognizant Technology Solutions Corp., Class A (b)	107,110	5,609,351
EMC Corp. (b)	513,050	6,874,869
F5 Networks, Inc. (b)	62,680	4,055,396
Red Hat, Inc. (b)	166,050	4,807,148

		27,179,588

Financial Services (12.9%)
E*TRADE Financial Corp. (b)	225,490	5,364,407
Goldman Sachs Group, Inc.	41,360	5,842,100
SLM Corp.	84,900	4,751,004
T. Rowe Price Group, Inc.	74,920	5,726,136

		21,683,647

Healthcare (13.6%)
Aetna, Inc.	68,950	6,674,360
Barr Laboratories, Inc. (b)	78,750	5,164,425
St. Jude Medical, Inc. (b)	119,260	5,859,244
Zimmer Holdings, Inc. (b)	75,340	5,194,693

		22,892,722

Hotels & Casinos (3.2%)
Starwood Hotels & Resorts Worldwide, Inc.	88,580	5,386,550

Machinery (3.4%)
Cymer, Inc. (b)	127,000	5,732,780

Oil & Gas (13.3%)
Halliburton Co.	89,710	7,136,431
Praxair, Inc.	103,750	5,465,550
Rowan Cos., Inc.	112,910	5,061,755
Williams Cos., Inc. (The)	199,700	4,760,848

		22,424,584

Retail (6.7%)
Abercrombie & Fitch Co.	93,160	6,184,892
Coach, Inc. (b)	142,120	5,109,214

		11,294,106

Semiconductors (3.5%)
National Semiconductor Corp.	208,000	5,867,680

Telecommunications (9.5%)
Comverse Technology, Inc. (b)	204,580	5,603,446
Corning, Inc. (b)	216,440	5,270,314
XM Satellite Radio Holdings, Inc. (b)	197,020	5,157,984

		16,031,744

Transportation (8.2%)
J.B. Hunt Transport Services, Inc.	221,900	5,281,220
United Parcel Service, Inc., Class B	64,380	4,822,706
UTI Worldwide, Inc.	36,160	3,787,037

		13,890,963

Total Common Stocks		157,164,015

CASH EQUIVALENTS (4.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $7,849,407)	$7,848,467	7,848,467

Total Cash Equivalents		7,848,467

Total Investments (Cost $153,093,723) (a) - 97.9%		165,012,482
Other assets in excess of liabilities - 2.1%		3,568,470

NET ASSETS - 100.0%		$168,580,952

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

Gartmore Worldwide Leaders Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (102.6%)
AUSTRALIA (2.3%)
Computer Software & Services (2.3%)
Computershare Ltd. (c)	200,280	$1,044,226

FRANCE (7.8%)
Automotive (3.1%)
Renault SA (c)	14,900	1,404,885

Chemicals (1.7%)
Rhodia SA (b) (c)	284,000	761,350

Food Products & Services (3.0%)
Groupe Danone (c) (d)	12,500	1,384,857

		3,551,092

GERMANY (4.2%)
Banking (4.2%)
Commerzbank AG (c)	56,300	1,912,955

ITALY (4.4%)
Banking (4.4%)
UniCredito Italiano SPA (c)	281,300	2,007,993

JAPAN (22.0%)
Electronics (3.5%)
Toshiba Corp. (c) (d)	250,000	1,596,227

Financial Services (4.3%)
Mizuho Financial Group, Inc. (c)	129	1,053,779
Nomura Holdings, Inc. (c)	47,200	919,271

		1,973,050

Real Estate (6.2%)
Mitsui Fudosan Co. Ltd. (c)	76,000	1,600,251
Sumitomo Realty & Development Co. Ltd. (c)	54,000	1,223,165

		2,823,416

Retail (2.4%)
The Daiei, Inc. (b) (c)	35,250	1,093,706

Steel Producers (3.0%)
Sumitomo Metal Industries Ltd. (c)	333,000	1,347,683

Telecommunications (2.6%)
NTT Data Corp. (c)	243	1,206,427

		10,040,50

NETHERLANDS (1.4%)
Electronics (1.4%)
TomTom NV (b) (c) (d)	19,400	645,178

SOUTH KOREA (3.9%)
Electronics (1.2%)
Samsung Electronics Co. Ltd. GDR (c)	1,400	536,550

Retail (0.7%)
Lotte Shopping Co. Ltd. GDR (b)	15,299	314,547

Semiconductors (2.0%)
Samsung Electronics Co. Ltd. (c)	1,190	909,033

		1,760,130

SWITZERLAND (3.3%)
Financial Services (3.3%)
Julius Baer Holding Ltd. (b) (c)	18,700	1,502,662

UNITED KINGDOM (16.0%)
Apparel Manufacturers (2.0%)
Burberry Group PLC (c)	116,000	889,878

Financial Services (5.1%)
Lloyds TSB Group PLC (c)	252,000	2,294,791

Metals (2.0%)
Lonmin PLC (c)	25,000	932,547

Pharmaceuticals (3.7%)
AstraZeneca PLC (c)	35,000	1,697,286

Telecommunications (3.2%)
O2 PLC (c)	409,700	1,454,134

		7,268,636

UNITED STATES (37.3%)
Computer Software & Services (3.9%)
Apple Computer, Inc. (b)	23,600	1,782,036

Consumer Goods (0.0%)
The Procter & Gamble Co.	1	30

Entertainment (0.5%)
CKX, Inc. (b)	18,800	236,692

Financial Services (4.4%)
JP Morgan Chase & Co.	50,100	1,991,475

Machinery & Equipment (3.3%)
Caterpillar, Inc.	22,250	1,510,775

Medical Systems (2.9%)
Davita, Inc. (b)	24,200	1,324,950

Oil & Gas (6.5%)
Encana Corp.	22,700	1,131,822
Occidental Petroleum Corp.	18,600	1,817,405

		2,949,227

Real Estate (1.5%)
CB Richard Ellis Group, Inc., Class A (b)	10,600	669,072

Restaurants (2.9%)
McDonald’s Corp.	37,100	1,298,871

Retail (6.0%)
Coach, Inc. (b)	51,800	1,862,210
J.C. Penny, Inc.	15,800	881,640

		2,743,850

Telecommunications (3.1%)
Motorola Inc.	62,500	1,419,375

Transportation (2.3%)
FedEx Corp.	10,500	1,062,075

		16,988,428

Total Common Stocks		46,721,809

Cash Equivalents (4.6%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $2,118,082)	$2,117,828	2,117,828

Total Cash Equivalents		2,117,828

Short-Term Securities Held as Collateral for Securities Lending (4.5%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	2,047,028	2,047,028

Total Short-Term Securities Held as Collateral for Securities Lending		2,047,028

Total Investments (Cost $46,291,127) (a) - 111.7%		50,886,665
Liabilities in excess of other assets - (11.7)%		(5,324,100)

NET ASSETS - 100.0%		$45,562,565

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair-Valued Security

(d)	All or part of the security was on loan as of January 31, 2006.

GDR – Global Depositary Receipt

At January 31, 2006, the Fund’s open forward currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	02/01/06	1,429,947	1,423,183	(6,764)
Japanese Yen	02/02/06	349,762	350,851	1,089
British Pound	02/01/06	130,208	129,595	(613)

Total Long Contracts		1,909,917	1,903,629	(6,288)

Gartmore China Opportunities Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (100.5%)
CHINA (21.7%)
Banking (1.6%)
China Construction Bank (b)	498,000	$195,798

Building & Construction (3.7%)
Baoye Group Co. Ltd. (c)	196,000	235,048
Zhejiang Expressway Co. Ltd. (c)	340,000	217,487

		452,535

E-Commerce (1.5%)
Ctrip.com International LTD. ADR	3,000	185,760

Metals & Mining (2.6%)
Aluminum Corporation of China Ltd. (c)	334,000	309,791

Oil & Gas (5.8%)
China Oilfield Services Ltd. (c)	654,000	331,477
CNOOC Ltd. (c)	220,000	188,704
PetroChina Co. Ltd. (c)	174,000	173,035

		693,216

Real Estate (0.6%)
China Resources Land Ltd. (c)	140,000	77,243

Telecommunications (1.8%)
China Telecom Co. Ltd. (c)	584,000	221,766

Transportation (1.3%)
Xiamen International Port Co. Ltd. (b)	652,000	162,212

Utilities (2.8%)
Shanghai Electric Group Co. Ltd. (b) (c)	842,000	335,249

		2,633,570

HONG KONG (78.8%)
Apparel (4.4%)
China Ting Group Holdings Ltd. (b)	828,000	240,155
Prime Success International Group Ltd. (c)	480,000	294,149

		534,304

Auto Parts & Equipment (2.4%)
Dongfeng Motor Corp. (b)	906,000	291,976

Chemicals (3.2%)
Kingboard Chemical Holdings Ltd. (c)	119,000	384,091

Clothing & Textiles (2.3%)
LI Ning Co. Ltd. (c)	340,000	284,320

Commercial Services (0.2%)
Linmark Group Ltd. (c)	98,000	27,624

Diversified Operations (7.1%)
Beijing Enterprises Holdings Ltd. (c)	148,000	273,372
China Resources Enterprise Ltd. (c)	136,000	289,975
Melco International Development Ltd. (c)	190,000	304,077

		867,424

E-Commerce (1.7%)
China LotSynergy Holdings Ltd. (b) (c)	482,000	211,030

Food Products (7.4%)
China Yurun Food Group Ltd. (b)	446,000	330,583
COFCO International Ltd. (c)	612,000	317,133
Global Bio-Chem Technology Group Co. Ltd. (c)	454,000	249,624

		897,340

Health Care Products (2.4%)
Hengan International Group Co. Ltd. (c)	240,000	286,598

Home Furnishings (1.2%)
Kasen International Holdings Ltd. (b)	434,000	151,054

Hotels, Restaurants & Leisure (2.5%)
Regal Hotels International Holdings Ltd. (c)	3,832,000	301,937

Insurance (1.9%)
China Life Insurance Co. Ltd. (b) (c)	232,000	234,727

Machinery & Machine Tools (1.9%)
Techtronic Industries Co. Ltd. (c)	121,000	233,905

Medical Products (4.2%)
China Shineway Pharmaceutical Group Ltd. (c)	368,000	194,496
Shandong Weigao Group Medical Polymer Co. Ltd. (c)	1,012,000	313,091

		507,587

Metal Frames (0.0%)
Moulin Global Eyecare Holdings Ltd. (b)	272,000	0

Motion Pictures & Services (0.7%)
Richie Multi - Media Holdings Ltd. (b) (c)	3,230,000	82,504

Oil & Gas (5.5%)
China Gas Holdings Ltd. (b) (c)	1,434,000	280,612
China Petroleum & Chemical Corp. (c)	620,000	383,273

		663,885

Paper Products (4.2%)
Lee & Man Paper Manufacturing Ltd. (c)	304,000	351,174
Vision Grande Group Holdings Ltd. (c)	264,000	165,053

		516,227

Real Estate (13.9%)
Cheung Kong (Holdings) Ltd. (c)	32,000	344,573
Henderson Land Development Co. Ltd. (c)	46,000	235,018
Hongkong Land Holdings Ltd. (c)	100,000	330,607
Hysan Development Co. (c)	97,000	246,741
Shun Tak Holdings Ltd. (c)	230,000	252,766
Sinochem Hong Kong Holdings Ltd. (b) (c)	1,248,000	271,121

		1,680,826

Retail (7.4%)
GOME Electrical Appliances Holdings Ltd. (c)	356,600	278,957
Lifestyle International Holdings Ltd. (c)	168,000	250,780
Wumart Stores, Inc. (c)	165,000	365,355

		895,092

Transportation (4.3%)
China Travel International Investment Hong Kong Ltd. (c)	978,000	266,086
Cosco Pacific Ltd. (c)	126,000	257,833

		523,919

		9,576,370

Total Common Stocks		12,209,940

Total Investments (Cost $10,416,061) (a) - 100.5%		12,209,940
Liabilities in excess of other assets - (0.5)%		(61,970)

NET ASSETS - 100.0%		$12,147,970

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

At January 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hong Kong Dollar	02/01/06	$15,058	$15,056	$(2)
Hong Kong Dollar	02/02/06	40,372	40,366	(6)

Total Long
Contracts		$55,430	$55,422	$(8)

Gartmore Emerging Markets Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.1%)
BRAZIL (14.9%)
Banking (2.5%)
Banco Bradesco SA	17,500	$688,602
Unibanco Holdings GDR	10,400	875,888

		1,564,490

Electric Utility (1.1%)
Companhia Energetica de Minas Gerais	14,257,756	687,158

Food & Beverage (1.0%)
CIA Brasileira BEB	1,287,400	529,808
CIA Brasileira BEB	191,700	66,891

		596,699

Insurance (0.7%)
Porto Seguro SA	29,900	405,699

Mining (1.6%)
Companhia Vale do Rio Doce, Class A	22,066	976,054

Oil & Gas (3.5%)
Petroleo Brasileiro SA ADR	19,100	1,804,950
Petroleo Brasileiro SA ADR (c)	4,000	344,800

		2,149,750

Retail (1.7%)
Lojas Renner SA	25,200	1,071,370

Steel (1.9%)
Usinas Siderurgicas de Minas Gerais SA	36,700	1,200,261

Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR	29,800	529,248

		9,180,729

CHINA (4.0%)
Automobile (0.9%)
Dongfeng Motor Corp. (b)	1,736,000	559,459

Banking (0.9%)
China Construction Bank (b)	1,442,000	566,948

Manufacturing (1.2%)
Shanghai Electric Group Co. Ltd. (b) (d)	1,810,000	720,665

Metals (1.0%)
Aluminum Corp. of China Ltd. (d)	680,000	630,713

		2,477,785

CZECH REPUBLIC (1.0%)
Multi-Media (1.0%)
Central European Media Enterprises Ltd., Class A (b)	10,000	603,200

HONG KONG (3.0%)
Oil & Gas (1.3%)
Sinotec Corp. (d)	1,298,000	802,400

Real Estate (0.9%)
China Resources Enterprise Ltd. (d)	264,000	562,892

Telecommunications (0.8%)
Foxconn International Holdings Ltd. (b) (d)	280,000	496,460

		1,861,752

HUNGARY (0.8%)
Oil & Gas (0.8%)
MOL Magyar Olaj-es Gazipari Rt. (d)	5,000	521,109

ISRAEL (1.9%)
Banking (1.2%)
Bank Leumi Le-Israel (b) (d)	194,300	729,294

Computer Software (0.7%)
Retalix Ltd. (b)	16,800	433,440

		1,162,734

KAZAKHSTAN (0.6%)
Mining (0.6%)
KazakhGold Group Ltd. (b)	14,100	370,125

KOREA (21.3%)
Automobile (0.6%)
Ssangyong Motor Co. (b) (d)	47,900	385,331

Banking (0.9%)
Kookmin Bank ADR (b)	6,800	542,232

Beverages (1.0%)
Hite Brewery Co. Ltd. (b) (d)	4,932	630,634

Building - Residential/Commercial (1.3%)
Hyundai Development Co. (b) (d)	20,360	800,961

Communications Equipment (0.6%)
KH Vatec Co. Ltd. (b) (d)	10,984	346,715

Diversified Operations (0.6%)
LG Corp. (b) (d)	10,740	386,589

Electrical Equipment (1.5%)
Kumho Electric, Inc. (b) (d)	12,651	907,502

Electronics (4.7%)
Samsung Electronics Co. Ltd. (d)	1,732	1,323,063
Samsung Electronics GDR (b)	5,279	1,544,107

		2,867,170

Financial Services (4.5%)
Daishin Securities Co. (b) (d)	26,600	676,732
Hana Financial Group, Inc. (b)	28,769	1,411,152
LG Card Co. Ltd. (b) (d)	12,600	699,657

		2,787,541

Oil & Gas (1.8%)
SK Corp. (d)	18,300	1,128,897

Retail (2.5%)
Hyundai Department Store Co. Ltd. (b) (d)	9,900	1,116,007
Lotte Shopping Co. Ltd. GDR (b)	19,471	400,324

		1,516,331

Semiconductors (1.3%)
Hynix Semiconductor, Inc. (b) (d)	20,500	787,226

		13,087,129

LEBANON (0.9%)
Telecommunications (0.9%)
Investcom LLC GDR (b)	31,600	556,792

MEXICO (7.1%)
Building Products (1.6%)
Cemex SA de CV ADR	14,800	976,504

Diversified Operations (0.6%)
Grupo Carso SA de CV	144,574	397,340

Financial Services (1.7%)
Grupo Financiero Banorte SA de CV	430,300	1,026,388

Retail (0.9%)
Wal-Mart de Mexico SA de CV	93,400	544,170

Steel (0.7%)
Industrias CH SA (b)	164,400	400,803

Telecommunications (1.6%)
America Movil SA de CV ADR	30,100	1,015,273

		4,360,478

PERU (0.8%)
Metals & Mining (0.8%)
Compainia de Minas Buenaventura ADR	17,000	471,240

RUSSIA (6.0%)
Automobile (0.6%)
JSC Severstal - Avto (b)	17,300	371,950

Brewery (0.4%)
Efes Breweries International GDR (b)	6,350	239,395

Electric (0.9%)
RAO Unified Energy System GDR (b)	10,900	531,920

Oil & Gas (3.0%)
LUKOIL ADR (d)	18,800	1,439,817
OAO Gazprom GDR	5,600	479,360

		1,919,177

Retail (1.1%)
Pyaterochka Holding NV GDR (b)	41,832	658,854

		3,721,296

SOUTH AFRICA (11.4%)
Banking (3.1%)
ABSA Group Ltd. (d)	100,769	1,860,083

Brewery (0.8%)
SABMiller PLC. (d)	25,400	516,792

Diversified Operations (1.5%)
Barloworld Ltd. (d)	48,200	926,984

Mining (2.7%)
Anglo American PLC (d)	16,081	619,876
Harmony Gold Mining Co. Ltd. (b) (d)	56,000	1,036,701

		1,656,577

Oil & Gas (1.1%)
Sasol Ltd. (d)	16,900	691,970

Telecommunications (2.2%)
MTN Group Ltd. (d)	132,152	1,373,450

		7,025,856

TAIWAN (10.1%)
Agricultural Products (1.1%)
Taiwan Fertilizer Co. Ltd. (d)	551,000	682,870

Banking (0.6%)
TA Chong Bank Ltd. (b) (d)	1,274,820	351,707

Building Products (0.7%)
Taiwan Cement Corp. (d)	543,700	406,112

Computer Hardware (3.7%)
Asustek Computer, Inc. (b) (d)	321,000	1,065,343
Compal Electronics, Inc. (d)	716,709	678,391
Foxconn Technology Co. Ltd. (d)	101,300	521,638

		2,265,372

Electronics (4.0%)
AU Optronics Corp. (d)	504,000	750,103
Delta Electronics, Inc. (b) (d)	366,000	780,931

Inventec Appliance Corp. (b) (d)	140,000	1,003,915

		2,534,949

		6,241,010

THAILAND (3.4%)
Banking (0.6%)
Kasikornbank Public Co. Ltd. (d)	215,200	397,709

Financial Services (0.7%)
Phatra Securities Co. (b) (d)	356,400	419,330

Oil & Gas (1.1%)
Thai Oil Public Co. Ltd. (b)	380,500	655,303

Telecommunications (1.0%)
Shin Corporation Public Co. Ltd.	481,700	596,877

		2,069,219

TURKEY (2.9%)
Automobile (0.8%)
Ford Otosan (d)	52,941	489,009

Banking (1.4%)
Denizbank AS (b) (d)	92,302	787,468
Finansbank AS (b) (d)	19,000	107,315

		894,783

Telecommunications (0.7%)
Turkcell Iletisim Hizmetleri AS (d)	60,100	412,787

		1,796,579

Total Common Stocks		55,507,033

Participation Notes (5.9%)
INDIA (4.5%)
Automobile (1.1%)
Tata Motors Ltd., 0.00% (d)	39,600	635,976

Building Materials (1.0%)
India Cements Ltd., 0.00%, 01/06/11 (b)	213,100	630,776

Chemicals (1.0%)
Reliance Industries Ltd., 0.00%, 03/24/06	27,400	628,556

Technology (0.7%)
Tata Consultancy Services Ltd., 0.00%, 08/20/07 (d)	11,200	424,032

Telecommunications (0.7%)
Bharti Tele-Ventures Ltd., 0.00%, 04/27/07 (b) (d)	53,231	431,171

		2,750,511

Malaysia (1.4%)
Banking (0.8%)
Bumiputra-Commerce Holdings Bhd (d)	347,600	514,517

Electric (0.6%)
Tenega Nasional Berhad, 0.00%, 08/01/06 (b) (d)	121,200	342,933

		857,450

Total Participation Notes		3,607,961

Cash Equivalents (1.2%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $733,366)	$733,278	733,278

Total Cash Equivalents		733,278

Warrants (0.9%)
INDIA (0.9%)
Bharti Televen, expiring 04/27/07	54,900	442,494
Tata Consultancy, expiring 08/20/07	2,600	98,444

		540,938

Total Warrants		540,938

Total Investments (Cost $45,229,898) (a) - 98.1%		60,389,210
Other assets in excess of liabilities - 1.9%		1,187,475

NET ASSETS - 100.0%		$61,576,685

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Preferred Stock.

(d)	Fair Valued Security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At January 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
South African Rand	02/02/06	$83,348	$84,035	$687

Total Long
Contracts		$83,348	$84,035	$687

Gartmore International Growth Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
ARGENTINA (1.8%)
Steel (1.8%)
Tenaris SA (c)	23,700	$377,765

AUSTRALIA (2.8%)
Coal (1.6%)
Excel Coal Ltd. (c)	43,759	230,826
Felix Resources Ltd. (c)	62,997	107,885

		338,711

Pharmaceuticals (1.2%)
CSL Ltd. (c)	7,820	256,437

		595,148

AUSTRIA (2.1%)
Oil & Gas (2.1%)
OMV AG (c)	6,190	438,395

BRAZIL (1.6%)
Banking (1.6%)
Banco Bradesco SA ADR	8,410	335,895

CANADA (4.2%)
Mining (2.1%)
Inco Ltd. ADR	8,940	458,444

Oil & Gas (2.1%)
Suncor Energy, Inc.	5,516	441,018

		899,462

FRANCE (10.9%)
Banking (1.6%)
BNP Paribas SA (c)	3,890	346,740

Chemicals (1.6%)
Rhodia SA (b) (c)	126,380	338,801

Diversified Operations (1.6%)
LVMH Moet Hennessy SA (c)	3,735	336,780

Engineering (1.6%)
Alstom SA (b) (c)	4,350	330,024

Food Products & Services (2.4%)
Groupe Danone (c)	4,640	514,059

Utilities (2.1%)
Suez SA (c)	12,050	445,863

		2,312,267

GERMANY (5.4%)
Banking (2.0%)
Commerzbank AG (c)	12,100	411,133

Consumer Goods (1.8%)
Puma AG (c)	1,200	381,535

Utilities (1.6%)
RWE AG (c)	4,220	348,257

		1,140,925

IRELAND (2.8%)
Airlines (1.5%)
Ryanair Holdings PLC ADR (b)	6,010	328,988

Beverages (1.3%)
C&C Group PLC (c)	40,010	271,838

		600,826

ITALY (1.6%)
Banking (1.6%)
UniCredito Italiano SPA (c)	48,400	345,492

JAPAN (23.6%)
Automotive (2.8%)
Suzuki Motor Corp. (c)	16,100	327,864
Toyota Motor Corp. (c)	5,200	268,474

		596,338

Electronics (1.5%)
Nippon Electric Glass Co. Ltd. (c)	12,000	314,700

Financial Services (11.2%)
Credit Saison Co. Ltd. (c)	8,800	394,174
Matsui Securities Co. Ltd. (c)	28,600	435,951
Mitsubishi UFJ Financial Group, Inc. (c)	32	460,758
Mizuho Financial Group, Inc. (c)	31	253,234
Orix Corp. (c)	2,000	516,918
Sumitomo Mitsui Financial Group, Inc. (c)	29	337,869

		2,398,904

Real Estate (3.9%)
Misawa Homes Holdings, Inc. (b) (c)	5,600	320,150
Mitsui Fudosan Co. Ltd. (c)	24,000	505,343

		825,493

Telecommunications (1.3%)
NTT Data Corp. (c)	57	282,989

Textile Products (1.7%)
Toray Industries, Inc. (c)	44,000	366,483

Tobacco (1.2%)
Japan Tobacco, Inc. (c)	17	263,713

		5,048,620

MEXICO (1.4%)
Financial Services (1.4%)
Grupo Financiero Banorte SA de CV	127,910	305,102

NETHERLANDS (2.9%)
Electronics (1.2%)
TomTom NV (b) (c)	7,600	252,750

Food Products & Services (1.7%)
Koninlijke Numico NV (b) (c)	7,942	361,526

		614,276

NORWAY (1.8%)
Oil & Gas (1.8%)
Statoil ASA (c)	13,540	374,576

SOUTH AFRICA (1.6%)
Oil & Gas (1.6%)
Sasol Ltd. (c)	8,310	340,253

SOUTH KOREA (7.6%)
Banking (1.2%)
Kookmin Bank ADR (b)	3,200	255,168

Electronics (5.2%)
Hynix Semiconductor, Inc. (b) (c)	11,830	454,287
Samsung Electronics Co. Ltd. GDR (c)	1,690	647,693

		1,101,980

Financial Services (0.9%)
Daishin Securities Co. Ltd. (b) (c)	7,700	195,896

Retail (0.3%)
Lotte Shopping Co. Ltd. (b)	3,245	66,717

		1,619,761

SWEDEN (1.9%)
Banking (1.9%)
Skandiaviska Enskilda Banken AB, Series A (c)	17,680	394,678

SWITZERLAND (5.1%)
Banking (1.7%)
UBS AG (c)	3,480	378,628

Chemicals (1.7%)
Syngenta AG (c)	2,770	353,114

Luxury Goods (1.7%)
Compagnie Financiere Richemont AG (c)	7,870	358,528

		1,090,270

TAIWAN (3.3%)
Computers (1.4%)
High Tech Computer Corp. (c)	14,000	308,384

Semiconductors (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,590	384,372

		692,756

UNITED KINGDOM (16.0%)
Aerospace & Defense (3.8%)
BAE Systems PLC (c)	48,240	358,002
Rolls-Royce Group PLC (c)	58,070	448,400

		806,402

Financial Services (1.8%)
Lloyds TSB Group PLC (c)	41,600	378,822

Metals (1.9%)
Vedanta Resources PLC (c)	23,580	406,880

Mining (1.6%)
Rio Tinto PLC (c)	6,620	338,928

Oil & Gas (0.8%)
BP PLC (c)	13,694	165,265

Pharmaceuticals (1.6%)
AstraZeneca PLC (c)	6,850	332,183

Steel (1.8%)
Corus Group PLC (c)	309,570	384,849

Transportation (1.5%)
British Airways PLC (b) (c)	56,760	329,230

Water & Sewerage Services (1.2%)
Pennon Group PLC (c)	11,994	255,972

		3,398,531

Total Common Stocks		20,924,998

CASH EQUIVALENTS (2.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $514,241)	$514,179	514,179

Total Cash Equivalents		514,179

Total Investments (Cost $17,599,824) (a) - 100.8%		21,439,177
Liabilities in excess of other assets - (0.8)%		(163,162)

NET ASSETS - 100.0%		$21,276,015

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At January 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	02/01/06	$269,829	$269,235	$(594)

Total Long Contracts		$269,829	$269,235	$(594)

Gartmore Convertible Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Convertible Bonds (58.5%)
Aerospace & Defense (3.3%)
Lockheed Martin Corp., 4.09%, 08/15/33	$1,485,000	$1,619,838

Auto & Auto Parts (1.5%)
CSK Auto Inc., 4.63%, 12/15/25 (b)	700,000	738,941

Banking (4.9%)
Citigroup Funding, Inc., 1.00%, 07/20/12	1,520,000	1,466,800
Euronet Worldwide, Inc., 3.50%, 10/15/25 (b)	940,000	989,350

		2,456,150

Broadcast Media (2.9%)
Liberty Media Corp., 3.50%, 01/15/31	1,395,000	1,443,825

Computer Services (2.0%)
Electronic Data Systems, 3.88%, 07/15/23	1,000,000	1,011,250

Computers (8.5%)
EMC Corp., 4.50%, 04/01/07	2,260,000	2,404,074
Intel Corp., 2.95%, 12/15/35 (b)	2,045,000	1,858,394

		4,262,468

Consulting Services (1.9%)
FTI Consulting, 3.75%, 07/15/12 (b)	850,000	937,125

Diversified Financial Services (7.8%)
American Express Credit Corp., 1.85%, 12/01/33	1,770,000	1,902,750
E*TRADE Financial Corp., 6.00%, 02/01/07	765,000	796,556
SLM Corp., 4.15%, 07/25/35	1,195,000	1,220,334

		3,919,640

Electronic Components, (1.5%)
Hutchinson Tech, 3.25%, 01/15/26	750,000	750,938

Food and Beverages (1.1%)
Nash Finch Co., 1.63%, 03/15/35	1,400,000	554,750

Insurance (2.3%)
PMI Group, Inc., 2.50%, 07/15/21	1,110,000	1,158,563

Manufacturing (1.0%)
Danaher Corp., 1.71%, 01/22/21	580,000	483,575

Media (1.9%)
Walt Disney Co., 2.13%, 04/15/23	900,000	920,250

Medical (4.0%)
Amgen, 0.00%, 03/01/32	1,000,000	762,500
Manor Care, Inc., 2.13%, 08/01/35 (b)	1,215,000	1,236,263

		1,998,763

Oil & Gas Exploration (1.5%)
Devon Energy Corp., Subordinated Notes, 4.95%, 8/15/08	625,000	728,906

Pharmaceutical preparations (1.6%)
Nektar Therapeutics, 3.25%, 09/28/12	710,000	812,950

Pharmaceuticals (6.2%)
Ivax Corp., 4.50%, 05/15/08	1,180,000	1,202,125
Wyeth, 4.24%, 01/15/24	1,800,000	1,865,700

		3,067,825

Semiconductors (1.3%)
LSI Logic, 4.00%, 05/15/10	615,000	621,919

Telecommunications (3.3%)
ADC Telecommunications, 5.05%, 06/15/13	895,000	975,550
Lucent Technologies, 8.00%, 08/01/31	635,000	641,350

		1,616,900

Total Convertible Bonds		29,104,576

Convertible Preferred Stocks (38.2%)
Aerospace & Defense (1.9%)
Northrop Grumman Corp.	7,200	953,100

Automobiles (3.4%)
Ford Motor Co.	17,250	552,000
General Motors Corp.	32,750	597,687
General Motors Corp. Series A	23,300	538,813

		1,688,500

Building Materials (2.7%)
TXI Capital Trust I	25,140	1,363,845

Chemicals (3.8%)
Celanese Corp.	33,400	981,125
Huntsman Corp.	20,000	922,500

		1,903,625

Crude Petroleum & Natural Gas (1.4%)
Chesapeake Energy Corp.	6,900	700,350

Diversified Financial Services (2.7%)
Marshall & Ilsley Corp.	52,300	1,344,110

Energy (2.7%)
Centerpointe Energy, Inc.	40,050	1,333,665

Insurance (10.7%)
Genworth Financial, Inc.	31,350	1,123,897
Reinsurance Group of America, Inc.	11,250	682,031
Scottish RE Group Ltd.	33,500	1,034,313
Travelers Property Casualty	57,415	1,452,599
XL Capital Ltd.	44,100	979,902

		5,272,742

Rental & Leasing (2.5%)
Hanover Compress Cap Trust	24,725	1,217,706

Savings & Loans (4.8%)
Sovereign Cap Trust IV	30,750	1,387,594
Washington Mutual Capital Trust I	18,570	989,781

		2,377,375

Utility (1.6%)
NRG Energy, Inc.	3,250	810,063

Total Convertible Preferred Stocks		18,965,081

Common Stock (0.4%)
Drugs (0.4%)
Amgen, Inc. (b)	2,500	182,225

Total Common Stock		182,225

Cash Equivalents (6.0%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $2.974.746)	$2,974,390	2,974,390

Total Cash Equivalents		2,974,390

Total Investments (Cost $50,240,125) (a) - 103.1%		51,226,272
Liabilities in excess of other assets - (3.1)%		(1,554,752)

NET ASSETS - 100.0%		$49,671,520

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore High Yield Bond Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (88.7%)
Advertising Services (1.9%)
R.H. Donnelley Corp., 8.88%, 01/15/16	100,000	$101,125
R.H. Donnelley Corp., 6.88%, 01/15/13	75,000	68,625
R.H. Donnelley Corp. 144A, 6.88%, 01/15/13	100,000	91,750
WDAC Subsidiary Corp., 8.38%, 12/01/14	200,000	194,500

		456,000

Aerospace Defense Equipment (1.2%)
K&F Acquisition, Inc., 7.75%, 11/15/14	45,000	45,788
Sequa Corp., 9.00%, 08/01/09	125,000	135,624
Vought Aircraft Industries, Inc., 8.00%, 07/15/11	125,000	115,938

		297,350

Apparel (1.2%)
Broder Bros Co., 11.25%, 10/15/10	120,000	117,900
Levi Strauss & Co., 9.75%, 01/15/15	165,000	173,869

		291,769

Auto (0.6%)
General Motors 8.38%, 07/15/33	100,000	74,000
Hertz Corp., 8.88%, 01/01/14	50,000	51,625
Hertz Corp., 10.50%, 01/01/16	30,000	31,350

		156,975

Auto Parts & Equipment (3.2%)
Arvinmeritor, Inc., 8.75%, 03/01/12	85,000	84,150
Commercial Vehicle Group, 8.00%, 07/01/13	55,000	55,550
Dura Operating Corp., 8.63%, 04/15/12	40,000	32,800
Goodyear Tire & Rubber, 9.00%, 07/01/15	125,000	125,000
Rexnord Corp., 10.13%, 12/15/12	150,000	162,375
Tenneco Automotive, Inc., 8.63%, 11/15/14	110,000	110,550
TRW Automotive, Inc., 9.38%, 02/15/13	92,000	100,050
TRW Automotive, Inc., 11.00%, 02/15/13	35,000	39,725
United Rentals North America, Inc., 7.00%, 02/15/14	85,000	80,538

		790,738

Building & Construction (2.9%)
D.R. Horton, Inc., 8.50%, 04/15/12	110,000	117,195
K. Hovnanian Enterprises, 7.75%, 05/15/13	55,000	55,413
Ply Gem Industries, Inc., 9.00%, 02/15/12	175,000	151,375
WCI Communities, Inc., 9.13%, 05/01/12	370,000	377,399

		701,382

Building Products (0.8%)
Goodman Global Holdings, 7.88%, 12/15/12	175,000	165,375
Maax Holdings, Inc., 0.00%, 12/15/12	75,000	26,250

		191,625

Cable & Satellite (6.3%)
Adelphia Communications, 8.88%, 01/15/07	40,000	35,400
Adelphia Communications, 10.88%, 10/01/10 (b)	125,000	83,438
Cablevision Systems Corp., 8.00%, 04/15/12	350,000	333,374
Charter Communications Holdings I LLC, 11.00%, 10/01/15	165,000	135,713
Charter Communications Holdings LLC, 8.63%, 04/01/09	325,000	240,499

Charter Communications Holdings LLC , 8.38%, 04/30/14 (c)	85,000	84,894
Charter Communications Holdings,	175,000	117,250
Series B, 10.25%, 01/15/10
Echostar DBS Corp., 9.13%, 01/15/09	164,000	171,584
Intelsat Bermuda Ltd., 8.25%, 01/15/13	85,000	84,788
Intelsat Ltd., 7.63%, 04/15/12	185,000	149,850
Young Broadcasting, Inc., 10.00%, 03/01/11	125,000	113,438

		1,550,228

Chemicals (5.0%)
BCP Crystal Holdings Corp., 9.63%, 06/15/14	81,000	89,910
Crompton Corp., 9.88%, 08/01/12	55,000	62,013
Equistar Chemical Funding, 10.13%, 09/01/08	105,000	114,450
Huntsman Corp., 10.13%, 07/01/09	100,000	103,375
Huntsman International LLC, 11.50%, 07/15/12	100,000	114,750
IMC Global, Inc., 11.25%, 06/01/11	70,000	75,250
Koppers Industry, Inc., 9.88%, 10/15/13	125,000	135,624
Lyondell Chemical Co., 9.50%, 12/15/08	112,000	117,459
Millennium America, Inc., 9.25%, 06/15/08	85,000	91,375
Polyone Corp., 10.63%, 05/15/10	110,000	117,013
Resolution Performance Products, 8.00%, 12/15/09	55,000	56,169
Solutia, Inc., 11.25%, 07/15/09	80,000	78,000
Solutia, Inc., 7.38%, 10/15/27	80,000	65,000

		1,220,388

Communication & Mobile (1.8%)
American Tower Corp., 7.13%, 10/15/12	175,000	181,563
Rogers Wireless, Inc., 8.00%, 12/15/12	60,000	63,600
Ubiquitel Operating Co., 9.88%, 03/01/11	170,000	186,575

		431,738

Computer Services (0.9%)
Sungard Data Systems, Inc., 9.13%, 08/15/13	50,000	52,000
Sungard Data Systems, Inc., 10.25%, 08/15/15	40,000	40,200
Unigraphics Solutions, Inc., 10.00%, 06/01/12	110,000	121,000

		213,200

Construction Machinery (0.4%)
Case New Holland, Inc., 9.25%, 08/01/11	85,000	90,950

Consumer Products & Services (1.3%)
Doane Pet Care Co., 10.75%, 03/01/10	85,000	91,800

Doane Pet Care Co., 10.63%, 11/15/15	50,000	52,250

Iron Mountain, Inc., 7.75%, 01/15/15	85,000	86,275
Sealy Mattress Co., 8.25%, 06/15/14	85,000	87,763

		318,088

Containers (3.5%)
Constar International, 11.00%, 12/01/12	85,000	68,850
Crown Americas, Inc., 7.63%, 11/15/13	85,000	87,975
Crown Cork & Seal, 8.00%, 04/15/23	175,000	167,125
Owens Brockway Glass Containers, 6.75%, 12/01/14	60,000	58,050
Owens Illinois, Inc., 7.50%, 05/15/10	105,000	106,575
Silgan Holdings, Inc., 6.75%, 11/15/13	50,000	49,750
Solo Cup Co., 8.50%, 02/15/14	240,000	211,800
Stone Container Corp. 9.75% 2/01/11	75,000	75,750
Tekni-Plex, Inc., 10.88%, 08/15/12	40,000	44,000

		869,875

Cosmetics & Toiletries (0.6%)
Del Laboratories, Inc., 8.00%, 02/01/12	45,000	36,450
Elizabeth Arden, Inc., 7.75%, 01/15/14	110,000	111,375

		147,825

Crude Petroleum & Natural Gas (0.4%)
Cheasapeake Energy, 6.50%, 08/15/17	105,000	103,950

Diversified Manufacturing Operations (0.3%)
Blount, Inc., 8.88%, 08/01/12	55,000	57,750
Invensys PLC, 9.88%, 03/15/11 (c)	25,000	25,625

		83,375

E-Commerce (0.3%)
FTD, Inc., 7.75%, 02/15/14	73,000	72,818

Electronics (0.2%)
Itron, Inc., 7.75%, 05/15/12	50,000	50,875

Energy (0.2%)
NRG Energy, Inc., 7.38%, 02/01/16	40,000	40,700

Finance (4.0%)
Atlantic Broadband Finance, 9.38%, 01/15/14	175,000	159,250
E Trade Financial Corp., 7.88%, 12/01/15	50,000	52,250
Ford Motor Credit Co., 8.63%, 11/01/10	200,000	192,529
General Motors Acceptance Corp., 7.00%, 02/01/12	210,000	199,962
General Motors Acceptance Corp., 8.00%, 11/01/31	205,000	209,024
Global Cash Accounting & Finance, 8.75%, 03/15/12	110,000	117,700
Labranche & Co., 9.50%, 05/15/09	60,000	63,900

		994,615

Food & Beverage (0.5%)
Pilgrims Pride Corp., 9.25%, 11/15/13	50,000	53,125
Stater Bros. Holdings, 8.13%, 06/15/12	75,000	74,625

		127,750

Forestry (0.4%)
Tembec Industries, Inc., 8.50%, 02/01/11	220,000	99,000

Gaming (4.7%)
American Casino & Entertainment, 7.85%, 02/01/12	55,000	56,238
Boyd Gaming Corp., 6.75%, 04/15/14	105,000	103,163
Circus & Eldorado, 10.13%, 03/01/12	55,000	59,125
Hard Rock Hotel, Inc., 8.88%, 06/01/13	110,000	119,625
Herbst Gaming, Inc., 8.13%, 06/01/12	200,000	206,500
MGM Mirage, Inc., 9.75%, 06/01/07	170,000	178,500
Park Place Entertainment Corp., 8.13%, 05/15/11	210,000	231,524
Poster Financial Group, 8.75%, 12/01/11	60,000	62,550
Station Casinos, Inc., 6.00%, 04/01/12	130,000	130,000

		1,147,225

Healthcare (4.5%)
Ameripath, Inc., 10.50%, 04/01/13	110,000	116,050
Beverly Enterprises, Inc., 7.88%, 06/15/14	55,000	60,500
Healthsouth Corp., 7.63%, 06/01/12	240,000	252,600
Iasis Healthcare Corp., 8.75%, 06/15/14	50,000	51,188
Team Health, Inc., 11.25%, 12/01/13	175,000	181,125
Tenet Healthcare Corp., 9.88%, 07/01/14	210,000	210,000
Warner Chilcott Corp., 8.75%, 02/01/15	250,000	245,000

		1,116,463

Insurance (0.7%)
Crum & Forster Holding Corp., 10.38%, 06/15/13	70,000	74,025
Fairfax Financial Holdings, 7.75%, 04/26/12	100,000	94,500

		168,525

Leisure (1.5%)
Gaylord Entertainment Co., 8.00%, 11/15/13	50,000	52,000
Host Marriott LP, 7.13%, 11/01/13	100,000	102,875
Universal City Florida, 8.38%, 05/01/10	100,000	100,250
Vail Resorts, Inc., 6.75%, 02/15/14	105,000	105,525

		360,650

Machinery & Equipment (1.8%)
Columbus McKinnon Corp., 8.88%, 11/01/13	250,000	263,125
NMHG Holdings Co., 10.00%, 05/15/09	170,000	180,200

		443,325

Manufacturing (1.1%)
Maax Corp., 9.75%, 06/15/12	80,000	67,200
Reddy Ice Holdings, Inc., 0.00%, 11/01/12	260,000	210,600

		277,800

Media (1.8%)
Canwest Media, Inc., 8.00%, 09/15/12	115,000	116,438
LBI Media, Inc., 10.13%, 07/15/12	250,000	265,937
LBI Media, Inc., 11.00%, 10/15/13	85,000	62,581

		444,956

Medical (1.1%)
Alliance Imaging, 7.25%, 12/15/12	50,000	40,875
Elan Fin PLC/Elan Fin CP, 7.75%, 11/15/11	100,000	94,375
Select Medical Corp., 7.63%, 02/01/15	160,000	142,400

		277,650

Metals & Mining (1.5%)
Century Alumnium Co., 7.50%, 08/15/14	60,000	61,500
Chaparral Steel Co., 10.00%, 07/15/13	55,000	60,500
Ispat Inland ULC, 9.75%, 04/01/14	26,000	29,900
Novelis, Inc., 7.25%, 02/15/15	105,000	99,225
Wise Metals Group, 10.25%, 05/15/12	175,000	120,750

		371,875

Multimedia (0.2%)
Quebecor Media, 7.75%, 03/15/16	50,000	51,000

Oil & Gas (8.1%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	160,464
Atlas Pipeline Partners, 8.13%, 12/15/15	50,000	51,500
Chesapeake Energy Corp., 6.25%, 01/15/18	80,000	79,000
Denbury Resources, Inc., 7.50%, 12/15/15	50,000	51,875
EL Paso Corp., 7.75%, 06/15/10	325,000	337,999
EL Paso Corp., 7.42%, 02/15/37	175,000	174,125
EL Paso Production Holdings, 7.75%, 06/01/13	200,000	211,499
Forest Oil Corp., 8.00%, 06/15/08	40,000	41,800
Giant Industries, 11.00%, 05/15/12	70,000	77,875
Ocean Rig Norway AS, 8.38%, 07/01/13	115,000	123,050
Petrobras International Finance, 9.13%, 07/02/13	85,000	99,748
Premcor Refining Group, 6.13%, 05/01/11	40,000	41,445
Southern Natural Gas, 8.88%, 03/15/10	125,000	133,720
Tesora Corp., 6.25%, 11/01/12	75,000	75,563
Whiting Petroleum Corp., 7.00%, 02/01/14	50,000	50,250
Williams Cos., Inc., 8.13%, 03/15/12	85,000	92,969
Williams Cos., Inc. Series A, 7.50%, 01/15/31	210,000	222,599

		2,025,481

Paper & Forest Products (0.8%)
Boise Cascade LLC, 7.13%, 10/15/14	45,000	41,513
JSG Funding PLC, 7.75%, 04/01/15	85,000	75,225
Newpage Corp., 12.00%, 05/01/13	80,000	77,800

		194,538

Pharmaceuticals (0.2%)
Leiner Health Products, 11.00%, 06/01/12	40,000	38,100

Publishing (0.7%)
CBD Media Holdings, 9.25%, 07/15/12	175,000	177,406

Real Estate Development (0.2%)
Ashton Woods Usa/Finance, 9.50%, 10/01/15	50,000	46,563

Retail (0.8%)
Finlay Fine Jewerly Corp., 8.38%, 06/01/12	50,000	44,375
Inergy LP Inergy Fin, 8.25%, 03/01/16 (c)	50,000	50,625
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14	100,000	95,250

		190,250

Technology (3.2%)
Amkor Technology, Inc., 9.25%, 02/15/08	80,000	78,400
Lucent Technologies, 6.45%, 03/15/29	185,000	155,400
Nortel Networks Ltd., 6.13%, 02/15/06	125,000	125,000
Sanmina Corp., 10.38%, 01/15/10	170,000	186,362
Sanmina Sci Corp., 8.13%, 03/01/16	105,000	106,050
Xerox Corp., 7.63%, 06/15/13	125,000	132,813

		784,025

Telecommunication Services (8.9%)
Alamosa Delaware, Inc., 12.00%, 07/31/09	85,000	92,331
Centennial Communications, 10.00%, 01/01/13	75,000	77,625
Centennial Communications Corp., 8.13%, 02/01/14	175,000	178,063
Digicel Ltd., 9.25%, 09/01/12	225,000	236,250
Insight Midwest, 10.50%, 11/01/10	125,000	131,719
Iwo Holdings, Inc., 0.00%, 01/15/15	100,000	73,750
Level 3 Financing, Inc., 10.75%, 10/15/11	105,000	98,700
MCI, Inc., 6.91%, 05/01/07	9,000	9,090
MCI, Inc., 7.69%, 05/01/09	9,000	9,281
MCI, Inc., 8.74%, 05/01/14	111,000	125,153
Nextel Communications, 8.13%, 07/01/11	40,000	42,900
Nextel Communications, 5.95%, 03/15/14	170,000	171,206
Qwest Communication International, 7.25%, 02/15/11	250,000	251,250
Qwest Corp., 8.88%, 03/15/12	255,000	282,412
Rural Cellular Corp., 9.75%, 01/15/10	160,000	163,200
Rural Cellular Corp., 9.88%, 02/01/10	250,000	268,749

		2,211,679

Theaters (0.3%)
AMC Entertainment, Inc. , 9.88%, 02/01/12	75,000	71,250

Transportation Services (1.4%)
American Commercial Lines, 9.50%, 02/15/15	49,000	52,981
CHC Helicopter Corp., 7.38%, 05/01/14	105,000	106,575
Greenbrier Companies, Inc., 8.38%, 05/15/15	55,000	57,338
Quality Distribution, 9.00%, 11/15/10	55,000	48,469
Sea Containers Ltd., 10.50%, 05/15/12	80,000	79,200

		344,563

Utilities (5.7%)
AES Corp., 8.75%, 05/15/13 (c)	235,000	255,562
Allegheny Energy Supply, 8.25%, 04/15/12 (c)	85,000	94,350

Aquila, Inc., 7.63%, 11/15/09	105,000	107,363
Calpine Canada Energy Financing, 8.50%, 05/01/08	80,000	29,200
CMS Energy Corp., 9.88%, 10/15/07	170,000	181,688
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	105,000	114,975
Edison Mission Energy, 7.73%, 06/15/09	70,000	71,925
Edison Mission Energy, 9.88%, 04/15/11	255,000	295,799
Mission Energy Holding, 13.50%, 07/15/08	175,000	202,125
Reliant Resources, Inc., 9.25%, 07/15/10	50,000	49,375

		1,402,362

Waste Management (0.9%)
Allied Waste North America, 7.38%, 04/15/14	105,000	101,588
Allied Waste North America, 7.25%, 03/15/15	110,000	111,100

		212,688

Wholesale Distribution (0.7%)
Aviall, Inc., 7.63%, 07/01/11	80,000	82,600
Buhrmann U.S., Inc., 8.25%, 07/01/14	90,000	91,350

		173,950

Total Corporate Bonds		21,833,538

Yankee Bonds (0.6%)
Paper & Forest Products (0.6%)
Abitibi Consolidated, Inc., 7.75%, 06/15/11	75,000	70,313
Abitibi Consolidated, Inc., 6.00%, 06/20/13	85,000	70,125

Total Yankee Bonds		140,438

Preferred Stocks (1.4%)
Broadcasting (0.4%)
Spanish Broadcasting Systems, Inc., 10.75% 10/15/13	102	109,804

ISP Communication (0.0%)
Rhythms Netconnections, Inc., 6.75% 03/03/12 (c)(e)(f)	1,691	0

Media (0.8%)
Paxson Communications, 13.25% 11/15/06	21	180,599

Real Estate Investment Trusts (0.2%)
Istar Financial, Inc., 7.80% 09/29/08	2,215	56,217

Total Preferred Stocks		346,620

Common Stocks (0.1%)
Telecommunications (0.1%)
Verizon Communications	748	23,682

Total Common Stocks		23,682

Warrants (0.0%)
Fixed Communication (0.0%)
Maxcom Telecommunications SA 04/01/07 (b)(d)(e)(f)	46	0

ISP Communication (0.0%)
Metricom, Inc. 02/15/10 (b)( d)(e)(f)	676	0

Total Warrants		0

Cash Equivalents (8.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $2,055,273)	$2,055,028	2,055,028

Total Cash Equivalents		2,055,028
Total Investments (Cost $24,195,834) (a) - 99.2%		24,399,306
Other assets in excess of liabilities - 0.8%		199,401

NET ASSETS - 100.0%		$24,598,707

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Security in default.

(c)	Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These Securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Fair Valued Security.

(e)	Denotes a non-income producing security.

(f)	Security has deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

Gartmore Micro Cap Equity Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.5%)
Advertising Services (1.4%)
24/7 Real Media, Inc. (b) (c)	195,700	$1,769,128

Apparel & Accessories (0.8%)
Rocky Shoes & Boots (b) (c)	45,489	959,818

Auto Parts & Equipment (1.9%)
Impco Technologies, Inc. (b) (c)	360,000	2,289,600

Bank Holdings Companies (3.5%)
Pacific Premier Bancorp, Inc. (b)	125,000	1,512,500
Royal Bancshares of Pennsylvania, Inc., Class A (c)	54,433	1,320,000
Vineyard National Bancorp Co. (c)	50,000	1,522,500

		4,355,000

Business Services (1.6%)
PeopleSupport, Inc. (b)	190,000	1,972,200

Capital Goods (2.2%)
Parlux Fragrances, Inc. (b) (c)	80,000	2,676,800

Chemicals (1.9%)
American Vanguard Corp. (c)	90,000	2,322,900

Computer Software & Services (8.8%)
Indus International, Inc. (b)	637,900	2,245,408
MapInfo Corp. (b)	122,400	1,729,512
Smith Micro Software, Inc. (b)	290,000	2,375,099
TechTeam Global, Inc. (b) (c)	83,173	854,187
Tumbleweed Communications Corp. (b)	604,000	1,606,700
Website Pros, Inc. (b)	197,600	1,976,000

		10,786,906

Consulting Services (1.9%)
Perficient, Inc. (b) (c)	225,000	2,326,500

Cosmetics (1.2%)
CCA Industries, Inc.	150,000	1,530,000

Electronic Components (1.6%)
NVE Corp. (b) (c)	115,000	1,943,489

Electronics (4.7%)
Cyberoptics Corp. (b) (c)	137,000	2,178,300
Fargo Electronics (b)	80,000	1,544,000
International DisplayWorks, Inc. (b) (c)	325,000	2,109,250

		5,831,550

Engineering Services (0.9%)
Englobal Corp. (b) (c)	97,000	1,124,230

Financial (3.7%)
FirstCity Financial Corp. (b)	120,000	1,447,200
Medallion Financial Corp.	110,269	1,260,375
World Acceptance Corp. (b) (c)	65,000	1,843,400

		4,550,975

Food & Food Distributors (1.5%)
SunOpta, Inc. (b) (c)	260,100	1,872,720

Healthcare (2.6%)
Allied Healthcare International, Inc. (b)	280,000	1,878,800
Option Care, Inc. (c)	95,000	1,311,950

		3,190,750

Hotels & Motels (1.2%)
Jameson Inns, Inc. (b)	610,000	1,512,800

Human Resources (1.9%)
Kforce, Inc. (b) (c)	180,000	2,340,000

Insurance (1.1%)
KMG America Corp. (b)	150,000	1,350,000

Insurance Brokers (1.1%)
James River Group, Inc. (b)	65,989	1,363,333

Internet (2.8%)
A.D.A.M., Inc. (b)	56,200	497,370
Aladdin Knowledge Systems (b) (c)	70,000	1,211,000
Health Grades, Inc. (b)	123,200	725,636
Imergent, Inc. (b)	185,900	1,013,155

		3,447,161

Machinery (1.4%)
Gehl Co. (b) (c)	60,738	1,773,550

Medical Equipment & Supplies (5.8%)
Encore Medical Corp. (b) (c)	372,700	2,005,126
Lifeline Systems, Inc. (b) (c)	45,000	2,114,999
Meridian Bioscience, Inc. (c)	50,000	1,247,000
Rockwell Medical Technologies, Inc. (b)	9,400	40,984
ThermoGenesis Corp. (b)	430,000	1,775,900

		7,184,009

Medical Services (1.9%)
Metropolitan Health Networks, Inc. (b)	650,000	1,417,000
Novamed Eyecare (b) (c)	120,500	906,160

		2,323,160

Metal Processors (1.4%)
Sun Hydraulics Corp. (c)	79,800	1,739,640

Printing (1.7%)
Multi-Color Corp.	75,000	2,062,500

Research & Development (1.3%)
Kendle International, Inc. (b)	65,000	1,623,050

Restaurants (3.4%)
Buffalo Wild Wings, Inc. (b) (c)	62,000	1,964,780
Famous Dave’s of America, Inc. (b)	175,000	2,238,250

		4,203,030

Retail (5.1%)
Collegiate Pacific, Inc. (c)	165,000	1,691,250
Lenox Group, Inc. (b)	114,371	1,561,164
Sportsman’s Guide, Inc. (The) (b)	65,800	1,519,980
United Retail Group, Inc. (b)	100,000	1,549,000

		6,321,394

Semiconductors (4.9%)
FSI International, Inc. (b) (c)	400,000	2,216,000
Kopin Corp. (b)	325,000	1,547,000
Rudolph Technologies, Inc. (b) (c)	147,200	2,250,688

		6,013,688

Services (1.2%)
Providence Service Corp. (b) (c)	50,000	1,429,000

Telecommunication Equipment (1.9%)
Sirenza Microdevices, Inc. (b)	333,100	2,331,700

Telecommunications (5.6%)
Airspan Networks, Inc. (b) (c)	360,000	2,228,400
EFJ, Inc. (b) (c)	225,000	2,526,750
Radyne ComStream, Inc. (b) (c)	160,000	2,196,800

		6,951,950

Transportation (3.7%)
Celadon Group, Inc. (b) (c)	80,000	2,480,000
MC Shipping, Inc. (c)	154,900	2,064,817

		4,544,817

Transportation Services (4.3%)
Dynamex, Inc. (b) (c)	84,400	1,728,512
Frozen Food Express Industries, Inc. (b) (c)	59,500	777,665
Marten Transport Ltd. (b) (c)	127,500	2,833,050

		5,339,227

Veterinary Diagnostics (1.3%)
Neogen Corp. (b)	70,343	1,582,718

Veterinary Services (1.4%)
PetMed Express, Inc. (b) (c)	100,000	1,766,000

Wireless Equipment (2.9%)
Globecomm Systems, Inc. (b) (c)	190,000	1,444,000
Relm Wireless Corp. (b)	200,000	2,094,000

		3,538,000

Total Common Stocks		120,243,293

Cash Equivalents (2.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $3,143,929)	$3,143,553	3,143,553

Total Cash Equivalents		3,143,553

Short-Term Securities Held as Collateral for Securities Lending (31.0%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securitites Lending)	38,281,170	38,281,170

Total Cash Equivalents		38,281,170

Total Investments (Cost $139,906,412) (a) - 131.0%		161,668,016
Liabilities in excess of other assets - (31.0%)		(38,281,170)

NET ASSETS - 100.0%		$123,386,846

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006.

Gartmore Small Cap Growth Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.4%)
Aerospace & Defense (0.8%)
Armor Holdings, Inc. (b)	600	$28,602

Apparel (0.8%)
True Religion Apparel, Inc. (b)	1,300	30,498

Applications Software (0.5%)
American Reprographics (b)	700	19,110

Beverages (0.5%)
Hansen Natural Corp. (b)	200	17,560

Biological Products (0.6%)
Cotherix, Inc. (b)	2,200	20,394

Building (3.1%)
Granite Construction, Inc.	800	32,384
Interline Brands, Inc. (b)	1,100	27,940
Simpson Manufacturing Co., Inc.	500	19,345
Washington Group International	600	35,610

		115,279

Casino Hotels (1.4%)
Scientific Games Corp. (b)	1,100	35,255
Shuffle Master, Inc. (b)	600	15,240

		50,495

Catalogs (0.6%)
Coldwater Creek, Inc. (b)	1,050	21,420

Coal (0.8%)
Alpha Natural Resources, Inc. (b)	1,200	28,236

Collectibles (0.9%)
RC2 Corp. (b)	900	31,383

Communication (2.9%)
Crown Castle International Corp. (b)	600	18,978
J2 Global Communications, Inc. (b)	500	23,875
Neustar, Inc. (b)	1,360	39,454
Verint Systems, Inc. (b)	700	25,375

		107,682

Computer Products (3.4%)
Palm, Inc. (b)	800	31,584
Rackable Systems, Inc. (b)	1,200	36,060
Webex Communications, Inc. (b)	2,300	55,844

		123,488

Computer Services (0.3%)
Metasolv, Inc. (b)	3,440	10,939

Computer Software (3.3%)
Aspen Technologies, Inc. (b)	4,000	34,200
Omnicell, Inc. (b)	1,600	18,528
Sumtotal Systems, Inc. (b)	7,100	33,867
Webmethods, Inc. (b)	4,500	34,695

		121,290

Consulting Services (0.8%)
The Advisory Board Co. (b)	600	29,988

Consumer Products (0.5%)
Jarden Corp. (b)	700	17,248

Data Processing (0.5%)
eFunds Corp. (b)	700	16,506

Distribution (0.7%)
Keystone Automotive Industries, Inc. (b)	700	26,628

Electric & Electronic Equipment (2.7%)
Directed Electronics, Inc. (b)	2,800	39,900
Flir Systems, Inc. (b)	1,400	33,180
Novatel, Inc. (b)	800	26,696

		99,776

Electrical Components (2.2%)
Hurco Co. (b)	2,300	79,350

Electronic Commerce (0.7%)
ValueVision Media, Inc., Class A (b)	2,000	24,500

Electronic Components (1.9%)
Fairchild Semiconductor International, Inc. (b)	1,500	29,925
Zoran Corporation (b)	2,000	39,220

		69,145

Energy (3.6%)
Grand Prideco, Inc. (b)	400	20,036
Headwaters, Inc. (b)	800	27,600
Ormat Technologies, Inc.	600	21,150
Tidewater, Inc.	1,100	64,262

		133,048

Engineering (0.7%)
Foster Wheeler Ltd. (b)	500	24,625

Finance (0.8%)
International Securities Exchange, Inc. (b)	800	29,720

Finance Services (0.7%)
Portfolio Recovery Associates, Inc. (b)	500	24,625

Footwear & Related Apparel (0.7%)
Wolverine World Wide, Inc.	1,100	26,455

Gaming & Leisure (0.8%)
Alliance Gaming Corp. (b)	1,900	28,899

Health services (3.8%)
Allion Healthcare, Inc. (b)	1,590	24,168
HEALTHSOUTH Corp. (b)	5,000	24,150
Immucor, Inc. (b)	1,400	42,070
Orasure Technologies, Inc. (b)	1,400	15,274
Sun Healthcare Group, Inc. (b)	5,300	35,510

		141,172

Holding Companies (1.1%)
SVB Financial Group (b)	800	39,584

Insurance (3.2%)
American Equity Investment Life Holding Co.	1,900	26,695
Arch Capital Group (b)	600	32,604
Aspen Insurance Holdings Ltd.	1,100	25,498
Partnerre Ltd.	500	30,890

		115,687

Internet (1.2%)
MatrixOne, Inc. (b)	5,200	25,948
Openwave Systems, Inc. (b)	900	19,404

		45,352

Internet Software & Services (1.3%)
Internet Capital Group, Inc. (b)	2,900	26,274
Lionbridge Technologies, Inc. (b)	3,000	22,890

		49,164

Leisure & Recreational Products (0.8%)
WMS Industries, Inc. (b)	1,100	28,809

Machinery (1.8%)
Advanced Energy Industries (b)	1,600	25,104
Gardner Denver Machinery, Inc. (b)	800	42,320

		67,424

Manufacturing (2.3%)
Clarcor, Inc.	600	20,448
Esco Technologies, Inc. (b)	900	44,226
Steelcase Inc Class A	1,100	18,535

		83,209

Medical (3.5%)
Amicas, Inc. (b)	5,500	28,490
Dialysis Corporation of America (b)	2,200	24,442
Psychiatric Solutions, Inc. (b)	1,400	46,186
United Surgical Partners (b)	800	31,008

		130,126

Medical Equipment & Supplies (7.0%)
American Medical Systems Holdings, Inc. (b)	2,200	49,852
Cyberonics (b)	1,500	45,015
Cytyc Corp. (b)	600	18,060
EV3, Inc. (b)	4,000	64,800
Intuitive Surgical, Inc. (b)	100	13,765
The Medicines Co. (b)	1,000	19,250
Thoratec Corp. (b)	1,200	30,360
Ventana Medical Systems, Inc. (b)	400	16,136

		257,238

Medical Information Systems (1.1%)
Eclipsys Corp. (b)	1,800	39,708

Metals & Minerals (1.0%)
Century Aluminum Co. (b)	1,100	37,488

Natural Gas (1.0%)
NGAS Resources, Inc. (b)	3,100	37,355

Oil & Gas (3.4%)
Forest Oil Corp. (b)	900	46,350
GMX Resources, Inc. (b)	1,000	48,110
Helmerich & Payne, Inc.	400	31,344

		125,804

Pharmaceuticals (2.1%)
Adams Respiratory Therapeutics, Inc. (b)	700	30,226
Adolor Corp. (b)	1,100	16,830
Altus Pharmaceuticals, Inc. (b)	760	14,098
Amylin Pharmaceuticals (b)	200	8,480
Vaxgen, Inc. (b)	700	6,755

		76,389

Professional Services (0.6%)
Resources Connection, Inc. (b)	800	21,752

Real Estate (2.5%)
Highland Hospitality Corp.	3,000	36,180
Trammell Crow Co. (b)	2,000	56,820

		93,000

Recreational Centers (1.2%)
Life Time Fitness, Inc. (b)	1,100	42,449

Restaurants (1.4%)
Lone Star Steakhouse & Saloon	1,100	29,799
P.F. Chang’s China Bistro, Inc. (b)	400	20,504

		50,303

Retail (3.1%)
Delias, Inc. (b)	1,750	16,275
Guitar Center, Inc. (b)	200	10,736
Men’s Wearhouse (b)	800	27,336
New York & Co., Inc. (b)	1,350	26,163
Pacific Sunwear of California, Inc. (b)	700	17,157
Too (b)	600	17,358

		115,025

Seismic Data Collection (0.7%)
Input/Output, Inc. (b)	3,400	26,758

Semiconductors & Related Devices (3.7%)
Conexant Systems, Inc. (b)	5,600	18,816
LTX Corp. (b)	5,000	27,150
MEMC Electronic Materials, Inc. (b)	1,400	40,012
Rudolph Technologies, Inc. (b)	1,900	29,051
Silicon Motion Technology Corp. - ADR TW (b)	1,300	21,021

		136,050

Storage (0.7%)
Mobile Mini, Inc. (b)	500	24,860

Telecom Equipment (2.4%)
SBA Communications Corp. (b)	2,400	52,440
Tekelec (b)	2,200	34,430

		86,870

Telecommunication Services (0.7%)
Cbeyond Communications, Inc. (b)	2,200	24,376

Telephone Communication (1.1%)
Glenayre Technologies, Inc. (b) (b)	10,700	41,730

Transactional Software (1.4%)
Bottomline Technologies, Inc. (b)	1,100	12,672
Transaction Systems Architects, Inc., Class A (b)	1,200	39,588

		52,260

Transportation (1.9%)
ABX Air, Inc. (b)	3,600	25,308
Offshore Logistics (b)	1,200	43,080

		68,388

Veterinary Services (0.7%)
MWI Veterinary Supply, Inc. (b)	1,000	26,670

Wireless Equipment (0.5%)
Stratex Networks, Inc. (b)	4,800	19,920

Total Common Stocks		3,461,809

Cash Equivalents (1.2%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $44,143)	44,138	44,138

Total Cash Equivalents		44,138

Total Investments (Cost $3,107,183) (a) - 95.6%		3,505,947
Other assets in excess of liabilities - 4.4%		161,606

NET ASSETS - 100.0%		$3,667,553

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – Long Positions (c) (82.0%)
Basic Industry & Gold (2.0%)
Praxair, Inc.	19,560	$1,030,421
Vulcan Materials Co.	5,000	359,400

		1,389,821

Capital Goods & Defense (7.0%)
AGCO Corp. (b)	40,600	731,206
Boeing Co.	15,080	1,030,115
Eaton Corp.	10,550	698,410
EDO Corp.	25,090	693,237
Rockwell Collins, Inc.	13,400	628,728
Terex Corp. (b)	8,340	587,970
Textron, Inc.	7,450	629,227

		4,998,893

Casinos & Gambling (2.1%)
MGM Grand, Inc. (b)	24,850	920,941
Wynn Resorts Ltd. (b)	8,300	536,014

		1,456,955

Computer Equipment (2.0%)
EMC Corp. (b)	104,900	1,405,660

Computer Software (4.5%)
Quest Software, Inc. (b)	67,450	1,068,408
Red Hat, Inc. (b)	22,950	664,403
Tibco Software, Inc. (b)	186,260	1,488,217

		3,221,028

Consumer Cyclical (3.3%)
Abercrombie & Fitch Co.	16,730	1,110,705
Coach, Inc. (b)	35,020	1,258,969

		2,369,674

Consumer Staple (7.0%)
Altria Group, Inc.	14,390	1,040,973
Coca-Cola Enterprises, Inc.	55,030	1,086,292
Directed Electronics, Inc. (b)	40,930	583,253
PepsiCo, Inc.	14,380	822,248
Procter & Gamble Co.	23,980	1,420,335

		4,953,101

Energy (7.9%)
Denbury Resources, Inc. (b)	48,600	1,446,822
Halliburton Co.	17,120	1,361,896
Rowan Cos., Inc.	39,450	1,768,543
Williams Cos., Inc. (The)	41,870	998,181

		5,575,442

Finance (8.4%)
Americredit Corp. (b)	24,300	698,868
E*Trade Group, Inc. (b)	44,610	1,061,272
Goldman Sachs Group, Inc.	5,120	723,200
MetLife, Inc.	13,500	677,160
SLM Corp.	12,030	673,199
T. Rowe Price Group, Inc.	11,520	880,474

Zions Bancorp	15,570	1,231,119

		5,945,292

Health Care (11.9%)
Aetna, Inc.	11,760	1,138,368
Barr Laboratories, Inc. (b)	14,040	920,743
Cardinal Health, Inc.	9,920	714,637
Gilead Sciences, Inc. (b)	11,940	726,788
IMS Health, Inc.	21,270	523,242
Invitrogen Corp. (b)	18,950	1,305,276
St. Jude Medical, Inc. (b)	26,840	1,318,649
UnitedHealth Group, Inc.	11,310	672,040
Zimmer Holdings, Inc. (b)	15,520	1,070,104

		8,389,847

Hotels (1.7%)
Starwood Hotels & Resorts Worldwide, Inc.	19,680	1,196,741

Media & Services (2.0%)
WMS Industries, Inc. (b)	23,200	607,608
XM Satellite Radio Holdings, Class A (b)	32,240	844,043

		1,451,651

Semiconductors (2.8%)
LTX Corp. (b)	109,550	594,857
Photronics Corp. (b)	40,600	732,423
Qualcomm, Inc.	14,460	693,502

		2,020,782

Technology (11.5%)
Business Objectives S.A. ADR - FR (b)	25,670	1,065,305
Cognizant Technology Solutions Corp. (b)	20,400	1,068,348
Corning, Inc. (b)	32,760	797,706
Cymer, Inc. (b)	30,890	1,394,374
Hutchinson Technology, Inc. (b)	27,850	770,888
National Semiconductor Corp.	38,530	1,086,931
Novellus Systems, Inc. (b)	18,700	530,145
QLogic Corp. (b)	17,710	702,556
SiRF Technology Holdings, Inc. (b)	21,020	708,164

		8,124,417

Telecommunications (2.3%)
AudioCodes Ltd. (b)	13,600	172,312
Comverse Technology, Inc. (b)	39,680	1,086,835
NeuStar, Inc. (b)	13,000	377,130

		1,636,277

Transportation (4.4%)
Forward Air Corp.	31,440	1,226,160
J.B. Hunt Transport Services, Inc.	36,850	877,030
United Parcel Service, Class B	13,690	1,025,518

		3,128,708

Utility (1.2%)
Exelon Corp.	14,700	844,074

Total COMMON STOCKS – Long Positions (c)		58,108,363

CASH EQUIVALENTS (14.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $10,315,899)	$10,314,665	10,314,665

Total CASH EQUIVALENTS		10,314,665

Total Investments (Cost $65,598,011) (a) - 96.5%		68,423,028
Other assets in excess of liabilities - 3.5%		2,506,868

NET ASSETS - 100.0%		$70,929,896

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All long positions held as collateral for securities sold short.

ADR	American Depositary Receipt

FR	France

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS – Short Positions (36.5%)
Business Services (3.9%)
United Stationers, Inc. (b)	17,000	$850,510
Waste Management, Inc.	37,180	1,174,144
Zebra Technologies Corp., Class A (b)	15,690	706,521

		2,731,175

Capital Goods & Defense (1.2%)
Snap-On, Inc.	20,350	816,646

Consumer Cyclical (6.9%)
Amazon.com, Inc. (b)	34,300	1,537,325
Chico’s FAS, Inc. (b)	12,550	546,678
Claire’s Stores, Inc.	17,250	546,135
Furniture Brands International, Inc.	14,700	353,682
Mikohn Gaming Corp. (b)	43,990	330,365
Ross Stores, Inc.	18,200	518,700
Wal-Mart Stores, Inc.	22,950	1,058,225

		4,891,110

Consumer Staple (1.0%)
Estee Lauder Cos., Inc. (The), Class A	20,350	742,165

Energy (7.6%)
ConocoPhillips	21,410	1,385,227
Devon Energy Corp.	37,720	2,572,881
Valero Energy Corp.	23,050	1,439,012

		5,397,120

Finance (5.1%)
Citigroup, Inc.	22,450	1,045,721
Commerce Bancorp, Inc.	29,950	1,001,528
Countrywide Financial Corp.	31,100	1,039,984
Hilb Rogal & Hobbs Co.	13,200	513,216

		3,600,449

Health Care (2.9%)
HCA, Inc.	27,960	1,372,276
Lincare Holdings, Inc. (b)	15,410	651,227

		2,023,503

Technology (7.9%)
Cognos, Inc. ADR - CA (b)	43,800	1,668,780
Computer Associates International, Inc.	75,650	2,065,245
Intuit, Inc. (b)	26,250	1,373,663
Silicon Motion Technology Corp. ADR – TW (b)	34,300	554,631

		5,662,319

Total COMMON STOCKS – Short Positions		25,864,487

MUTUAL FUNDS – SHORT POSITIONS (16.0%)

Equity Funds (16.0%)
iShares Russell 1000 Index	44,690	3,105,954
iShares Russell 2000 Growth	37,550	2,864,690
NASDAQ Biotech Index	20,700	1,666,764
Oil Service Holders Trust	7,030	1,095,274
Semiconductor HOLDRs Trust	70,190	2,632,827

Total Mutual Funds – Short Positions		11,365,509

Total Investments (Cost $35,773,728) (a) - 52.5%		$37,229,996

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

TW	Taiwan

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.4%)
Aerospace & Defence (2.4%)
Ceradyne, Inc. (b)	2,420	$138,521
Teledyne Technologies, Inc. (b)	3,500	114,380
United Industrial, Corp. (c)	2,700	122,661

		375,562

Airlines (0.9%)
Alaska Air Group, Inc. (b)	4,500	143,685

Auto Components (0.4%)
Drew Industries, Inc. (b)	1,700	64,005

Biotechnology (0.9%)
Serologicals Corp. (b)	6,100	136,396

Capital Markets (1.8%)
Affiliated Managers Group, Inc. (b)(c)	1,850	171,680
SWS Group, Inc.	4,700	109,181

		280,861

Chemicals (1.7%)
Airgas, Inc.	2,400	93,072
Olin, Corp.	8,400	172,200

		265,272

Commercial Banks (6.3%)
Capital Corp. of the West (c)	3,624	123,832
East West Bancorp, Inc.	3,900	143,949
First Indiana, Corp.	1,800	60,174
First State Bancorp (New Mexico) (c)	4,600	120,106
Greene County Bancshares, Inc. (c)	5,200	146,848
Placer Sierra Bancshares	6,993	186,293
Security Bank Corp. (c)	5,166	116,752
Vineyard National Bancorp Co. (c)	3,900	118,755

		1,016,709

Commercial Services & Supplies (1.6%)
PeopleSupport, Inc. (b)	11,100	115,218
Tetra Tech, Inc. (b)	8,300	139,025

		254,243

Communications Equipment (2.2%)
3Com Corp. (b)	28,400	129,788
Comtech Telecommunications Corp. (b)	3,400	108,358
SafeNet, Inc. (b)	3,400	106,828

		344,974

Computers & Peripherals (0.9%)
Dot Hill Systems Corp. (b)(c)	14,200	107,920
Intergraph Corp. (b)	1,100	42,031

		149,951

Construction & Engineering (1.6%)
Foster Wheeler Ltd. (b)	5,000	246,250

Construction Materials (0.6%)
Texas Industries, Inc.	1,900	102,239

Consumer Finance (2.0%)
Advanta Corp. (c)	5,142	177,965
United Panam Financial Corp. (b)	4,600	135,194

		313,159

Containers & Packaging (0.8%)
Silgan Holdings, Inc.	3,310	125,317

Electric Utilities (1.1%)
El Paso Electric Co. (b)	8,400	172,032

Electrical Equipment (2.9%)
Genlyte Group, Inc. (b)(c)	1,920	111,053
Regal-Beloit Corp. (c)	3,700	136,493
Thomas & Betts Corp. (b)	4,600	205,390

		452,936

Electronic Equipment & Instruments (0.8%)
Applied Films Corp (b)(c)	5,300	119,091

Energy Equipment & Services (3.1%)
Hanover Compressor Co. (b)(c)	7,200	119,232
Hornbeck Offshore Services, Inc. (b)(c)	4,577	182,073
Pioneer Drilling Co. (b)	8,330	189,924

		491,229

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	3,700	94,165
Wild Oats Markets, Inc. (b)	6,100	73,749

		167,914

Food Products (0.6%)
Reddy Ice Holdings, Inc. (c)	4,100	92,209

Gas Utilities (0.8%)
South Jersey Industries, Inc.	4,100	120,540

Health Care Equipment & Supplies (3.8%)
Adeza Biomedical Corp. (b)	6,629	146,766
American Medical Systems Holdings, Inc. (b)	4,200	95,172
Integra Lifesciences Corp. (b)(c)	2,100	81,900
IntraLase Corp. (b)(c)	9,900	196,515
STERIS Corp.	3,000	81,000

		601,353

Health Care Providers & Services (1.3%)
Per-Se Technologies, Inc. (b)	4,100	101,967
Ventiv Health, Inc. (b)	4,200	107,058

		209,025

Hotels Restaurants & Leisure (2.3%)
Applebee’s International, Inc.	4,200	100,674
Denny’s Corp. (b)(c)	18,100	74,391
Jack in the Box, Inc. (b)	1,900	75,544
Sunterra Corp. (b)	8,400	120,540

		371,149

Household Durables (2.0%)
Champion Enterprises, Inc. (b)	13,600	186,456
Jarden Corp. (b)(c)	2,450	60,368
Snap-On, Inc.	1,600	64,208

		311,032

Insurance (6.8%)
American Equity Investment Life Holding Co.	7,700	108,185
CRM Holdings Ltd. (b)	8,700	123,975
National Financial Partners Corp.	3,000	160,530
ProAssurance Corp. (b)	1,700	87,023
Scottish Re Group Ltd.	6,700	164,954
Seabright Insurance Holdings, Inc. (b)	7,730	126,695
The Hanover Insurance Group, Inc.	4,300	208,334

Tower Group, Inc.	6,150	118,142

		1,097,838

Internet Software & Services (1.5%)
Art Technology Group, Inc. (b)	43,400	121,520
United Online, Inc.	8,700	118,929

		240,449

IT Services (0.7%)
Covansys Corp. (b)	7,600	115,520

Leisure Equipment & Products (0.7%)
RC2 Corp. (b)	3,100	108,097

Machinery (5.6%)
Actuant Corp.	3,400	194,650
American Railcar Industries, Inc. (b)	2,730	81,570
ESCO Technologies, Inc. (b)	3,300	162,162
Federal Signal, Corp.	5,000	88,650
Gardner Denver, Inc. (b)	1,800	95,220
Trinity Industries, Inc.	2,600	132,730
Watts Water Technologies, Inc., Class A	3,900	131,352

		886,334

Media (2.2%)
Gemstar-TV Guide International, Inc. (b)	30,400	100,320
Harris Interactive, Inc. (b)	15,200	81,624
Salem Communications Corp. (b)	4,600	70,564
Scholastic Corp. (b)	3,099	93,125

		345,633

Metals & Mining (3.8%)
Aleris International, Inc. (b)	3,200	133,184
Allegheny Technologies, Inc.	2,100	108,885
Coeur d’Alene Mines Corp. (b)	32,400	167,832
RTI International Metals, Inc. (b)(c)	2,000	90,500
Stillwater Mining Co. (b)	6,700	97,150

		597,551

Multi-Utilities (1.9%)
Avista Corp.	9,500	181,545
WPS Resources Corp.	2,200	123,376

		304,921

Multiline Retail (0.3%)
Big Lots, Inc. (b)	3,500	46,795

Oil Gas & Consumable Fuels (2.4%)
KCS Energy, Inc. (b)	4,200	121,926
Southwestern Energy Co. (b)	3,000	129,420
Western Refining, Inc. (b)	6,640	124,500

		375,846

Personal Products (0.6%)
Elizabeth Arden, Inc. (b)(c)	4,600	97,244

Pharmaceuticals (0.6%)
Kos Pharmaceuticals, Inc. (b)	2,000	87,620

Real Estate (8.7%)
American Campus Communities, Inc.	4,600	114,080
Ashford Hospitality Trust	13,145	160,895
BioMed Realty Trust, Inc.	5,900	158,297
Eagle Hospitality Properties Trust	14,840	126,437
Fieldstone Investment Corp.	8,600	107,156
First Industrial Realty Trust (c)	3,100	121,117
First Potomac Realty Trust	5,400	158,814
JER Investors Trust, Inc.	7,100	126,380
Medical Properties Trust, Inc.	14,190	135,656

Trammell Crow Co. (b)	6,593	187,306

		1,396,138

Road & Rail (1.7%)
Dollar Thrifty Automotive Group, Inc. (b)(c)	1,200	45,516
Laidlaw International, Inc.	4,200	114,240
RailAmerica, Inc. (b)	10,413	102,568

		262,324

Semiconductors & Semiconductor Equipment (3.9%)
Axcelis Technologies, Inc. (b)	15,800	99,856
Cirrus Logic, Inc. (b)	17,600	149,072
Mattson Technology (b)(c)	9,300	120,900
ON Semiconductor Corp. (b)	17,700	132,927
Semitool, Inc. (b)	8,440	115,206

		617,961

Software (3.4%)
Aspen Technologies, Inc. (b)(c)	15,100	129,105
Lawson Software (b)(c)	15,300	112,608
Nuance Communications, Inc. (b)(c)	10,300	87,962
Parametric Technology Corp. (b)	15,800	98,908
Wind River Systems, Inc. (b)	7,600	101,688

		530,271

Specialty Retail (3.0%)
Aeropostale, Inc. (b)	2,000	60,460
AnnTaylor Stores Corp. (b)	3,940	131,281
Hot Topic, Inc. (b)(c)	5,000	71,800
Jos. A. Bank Clothiers, Inc. (b)	1,300	66,651
Too, Inc. (b)	2,300	66,539
United Auto Group, Inc. (c)	1,900	72,770

		469,501

Thrifts & Mortgage Finance (2.0%)
Commercial Capital Bancorp, Inc.	6,500	101,465
First Place Financial Corp.	3,600	86,544
Franklin Bank Corp. (b)(c)	7,700	132,902

		320,911

Trading Companies & Distributors (2.0%)
Beacon Roofing Supply, Inc. (b)(c)	5,600	185,976
UAP Holding Corp.	6,000	126,960

		312,936

Wireless Telecommunication Services (1.7%)
Dobson Communications Corp. (b)	18,100	134,302
NII Holdings, Inc. (b)	2,800	138,488

		272,790

Total Common Stocks		15,413,813

Cash Equivalents (1.4%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $218,233)	$218,207	218,207

Total Cash Equivalents		218,207

Short-Term Securities Held as Collateral for Securities Lending (16.3%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	2,581,841	2,581,841

Total Short-Term Securities Held as Collateral for Securities Lending		2,581,841

Total Investments (Cost $15,999,417) (a) - 115.1%		18,213,861
Liabilities in excess of other assets - (15.1)%		(2,395,224)

NET ASSETS - 100.0%		$15,818,637

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	All or part of the security was on loan as of January 31, 2006.

Gartmore Bond Index Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (71.4%)
Federal Home Loan Mortgage Corporation (43.5%)
5.25%, 06/15/06 (e)	$365,000	$365,787
7.18%, 06/27/06	55,000	55,567
5.50%, 07/15/06	25,420,000	25,518,096
4.88%, 03/15/07 (e)	47,910,000	47,918,815
3.25%, 08/15/08 (e)	31,595,000	30,452,146
6.63%, 09/15/09	26,165,000	27,735,737
6.63%, 09/15/09	1,075,000	1,137,614
4.50%, 07/01/12	293,626	288,240
5.13%, 07/15/12 (e)	10,325,000	10,472,214
4.88%, 11/15/13 (e)	17,050,000	17,045,618
6.00%, 04/01/14	332,349	338,374
6.00%, 06/01/14	293,371	299,000
5.00%, 07/15/14 (e)	5,655,000	5,704,945
4.38%, 07/17/15 (e)	12,230,000	11,759,561
6.00%, 05/01/17	383,461	390,816
5.00%, 09/01/18	370,759	366,918
5.50%, 04/01/19	331,837	333,708
5.50%, 11/01/19	778,014	782,401
4.50%, 12/01/19	1,900,000	1,848,205
5.50%, 12/01/19	383,192	385,352
5.00%, 01/01/20	1,036,651	1,024,857
4.00%, 03/01/20	51,925	49,417
4.00%, 03/01/20	430,665	409,176
4.50%, 03/01/20	554,197	537,855
4.00%, 04/01/20	478,412	454,541
4.00%, 04/01/20	121,455	115,395
4.00%, 04/01/20	56,722	53,982
4.50%, 04/01/20	11,026,647	10,701,490
5.00%, 04/01/20	433,651	428,467
5.50%, 05/01/20	371,651	373,753
5.00%, 06/01/20	767,033	757,863
6.00%, 06/01/20	375,855	382,999
4.50%, 07/01/20	490,041	475,591
5.50%, 07/01/20	1,295,139	1,302,538
4.00%, 08/01/20	11,755,802	11,169,210
4.50%, 08/01/20	5,070,219	4,932,003
4.50%, 08/01/20	1,991,482	1,932,757
4.50%, 09/01/20	1,971,314	1,913,183
4.50%, 09/01/20	596,165	578,585
4.50%, 10/01/20	1,692,957	1,643,034
4.50%, 10/01/20	592,150	574,688
4.50%, 10/01/20	396,959	385,254
4.50%, 11/01/20	5,456,594	5,295,688
4.50%, 12/01/20	4,657,093	4,519,763
4.50%, 01/01/21	400,000	388,205
5.00%, 01/01/21	700,000	691,631
5.00%, 01/01/21	1,600,000	1,580,871
5.00%, 01/01/21	7,217,000	7,130,716
5.50%, 01/01/21	700,000	703,999
6.75%, 09/15/29	945,000	1,160,970
6.50%, 05/01/31	64,456	66,156
6.50%, 09/15/31	527,467	552,115

6.50%, 03/15/32	1,538,127	1,609,724
7.00%, 04/15/32	325,528	341,909
7.00%, 05/15/32	285,562	299,914
7.00%, 06/15/32	259,441	272,481
6.25%, 07/15/32 (e)	2,110,000	2,473,863
7.00%, 07/15/32	479,290	503,379
6.50%, 02/01/33	711,105	730,400
6.50%, 12/01/33	1,051,565	1,077,447
6.50%, 05/01/34	994,826	1,019,088
6.50%, 05/01/34	799,048	818,536
6.50%, 07/01/34	399,184	408,920
6.00%, 08/15/34	387,014	396,822
6.50%, 08/15/34	1,331,923	1,392,345
6.00%, 10/15/34	718,897	737,116
6.50%, 01/01/35	470,014	481,477
6.50%, 04/01/35	344,589	352,996
6.50%, 05/01/35	191,963	196,655
7.00%, 05/01/35	458,600	475,836
4.50%, 08/01/35	2,188,800	2,051,351
5.00%, 08/01/35	8,365,072	8,079,486
5.00%, 08/01/35	11,759,795	11,358,312
5.00%, 08/01/35	792,984	765,911
5.00%, 08/01/35	11,069,958	10,692,026
5.00%, 08/01/35	30,668,497	29,621,465
5.00%, 08/01/35	18,738,881	18,099,130
5.00%, 08/01/35	788,500	761,580
5.00%, 08/01/35	4,690,392	4,530,261
5.50%, 08/01/35	5,013,383	4,964,478
4.50%, 09/01/35	694,572	650,955
4.50%, 09/01/35	8,744,898	8,195,749
4.50%, 09/01/35	594,818	557,465
5.00%, 09/01/35	7,413,026	7,159,943
5.00%, 09/01/35	697,633	673,816
5.00%, 09/01/35	8,700,401	8,403,367
5.50%, 09/01/35	9,310,752	9,219,929
5.00%, 10/01/35	1,494,235	1,443,222
5.50%, 10/01/35	7,327,601	7,256,123
5.50%, 10/01/35	6,745,710	6,679,908
5.50%, 10/01/35	9,462,403	9,370,100
6.50%, 10/01/35	2,571,349	2,634,085
4.50%, 11/01/35	698,998	655,103
5.00%, 11/01/35	599,999	579,515
5.00%, 11/01/35	6,269,869	6,055,814
5.00%, 11/01/35	5,281,813	5,101,490
5.00%, 11/01/35	398,713	385,101
5.00%, 11/01/35	698,299	674,459
5.50%, 11/01/35	1,490,448	1,475,909
5.50%, 11/01/35	498,913	494,046
6.50%, 11/01/35	800,001	819,519
5.00%, 12/01/35	599,338	578,876
5.00%, 12/01/35	8,500,001	8,209,808
5.00%, 12/01/35	798,816	771,544
5.50%, 01/01/36	2,496,000	2,471,652
5.50%, 01/01/36	16,500,000	16,339,047
5.50%, 01/01/36	800,000	792,196
5.50%, 01/01/36	18,300,000	18,121,489
Gold, Pool #E00282, 6.50%, 03/01/09	183,982	188,676
Gold, Pool #G10399, 6.50%, 07/01/09	86,753	88,444
Gold, Pool #E00394, 7.50%, 09/01/10	131,115	136,270
Gold, Pool #M80898, 4.50%, 02/01/11	1,058,942	1,040,220
Gold, Pool #M80904, 4.50%, 03/01/11	696,052	683,285
Gold, Pool #M80917, 4.50%, 05/01/11	158,057	155,263

Gold, Pool #M80926, 4.50%, 07/01/11	642,172	630,819
Gold, Pool #M80934, 4.50%, 08/01/11	781,190	766,861
Gold, Pool #G10940, 6.50%, 11/01/11	50,020	51,306
Gold, Pool #E00507, 7.50%, 09/01/12	9,629	10,100
Gold, Pool #G10749, 6.00%, 10/01/12	232,923	237,354
Gold, Pool #E69050, 6.00%, 02/01/13	124,644	127,031
Gold, Pool #E72896, 7.00%, 10/01/13	42,966	44,419
Gold, Pool #E00802, 7.50%, 02/01/15	138,075	144,800
Gold, Pool #G11001, 6.50%, 03/01/15	110,094	112,932
Gold, Pool #G11003, 7.50%, 04/01/15	7,980	8,368
Gold, Pool #G11164, 7.00%, 05/01/15	27,951	28,898
Gold, Pool #E81396, 7.00%, 10/01/15	4,113	4,251
Gold, Pool #E81394, 7.50%, 10/01/15	40,335	42,298
Gold, Pool #E84097, 6.50%, 12/01/15	15,613	16,020
Gold, Pool #E00938, 7.00%, 01/01/16	69,539	71,885
Gold, Pool #E82132, 7.00%, 01/01/16	11,038	11,409
Gold, Pool #E82815, 6.00%, 03/01/16	61,648	62,832
Gold, Pool #E83231, 6.00%, 04/01/16	14,700	14,982
Gold, Pool #E83233, 6.00%, 04/01/16	35,740	36,426
Gold, Pool #E83046, 7.00%, 04/01/16	8,218	8,494
Gold, Pool #E00975, 6.00%, 05/01/16	193,090	196,798
Gold, Pool #E83636, 6.00%, 05/01/16	97,739	99,614
Gold, Pool #E83355, 6.00%, 05/01/16	53,692	54,722
Gold, Pool #E83933, 6.50%, 05/01/16	2,775	2,847
Gold, Pool #E00985, 6.00%, 06/01/16	106,258	108,300
Gold, Pool #E84236, 6.50%, 06/01/16	24,598	25,240
Gold, Pool #E00987, 6.50%, 06/01/16	92,562	94,978
Gold, Pool #E00996, 6.50%, 07/01/16	11,380	11,677
Gold, Pool #E85137, 6.50%, 08/01/16	37,682	38,664
Gold, Pool #E84912, 6.50%, 08/01/16	45,214	46,393
Gold, Pool #E85387, 6.00%, 09/01/16	110,475	112,594
Gold, Pool #E85800, 6.50%, 10/01/16	27,450	28,166
Gold, Pool #E86183, 6.00%, 11/01/16	15,617	15,917
Gold, Pool #G11207, 7.00%, 11/01/16	61,313	63,374
Gold, Pool #E01083, 7.00%, 11/01/16	22,112	22,851
Gold, Pool #E86746, 5.50%, 12/01/16	239,259	240,613
Gold, Pool #E86533, 6.00%, 12/01/16	35,587	36,269
Gold, Pool #E87584, 6.00%, 01/01/17	33,402	34,043
Gold, Pool #E01095, 6.00%, 01/01/17	41,710	42,510
Gold, Pool #E87446, 6.50%, 01/01/17	22,016	22,591
Gold, Pool #E87291, 6.50%, 01/01/17	98,923	101,504
Gold, Pool #E86995, 6.50%, 01/01/17	77,808	79,837
Gold, Pool #E88076, 6.00%, 02/01/17	31,229	31,830
Gold, Pool #E88055, 6.50%, 02/01/17	175,157	179,731
Gold, Pool #E01127, 6.50%, 02/01/17	69,296	71,104
Gold, Pool #E88106, 6.50%, 02/01/17	131,556	134,992
Gold, Pool #E01137, 6.00%, 03/01/17	63,401	64,617
Gold, Pool #E88768, 6.00%, 03/01/17	152,595	155,522
Gold, Pool #E88134, 6.00%, 03/01/17	8,591	8,756
Gold, Pool #E88474, 6.00%, 03/01/17	64,200	65,436
Gold, Pool #E01138, 6.50%, 03/01/17	34,497	35,397
Gold, Pool #E88729, 6.00%, 04/01/17	49,461	50,413
Gold, Pool #E89222, 6.00%, 04/01/17	230,652	235,091
Gold, Pool #E89151, 6.00%, 04/01/17	64,552	65,794
Gold, Pool #E89347, 6.00%, 04/01/17	13,397	13,654
Gold, Pool #E01139, 6.00%, 04/01/17	276,023	281,324
Gold, Pool #E89217, 6.00%, 04/01/17	38,063	38,795
Gold, Pool #E89149, 6.00%, 04/01/17	81,331	82,896
Gold, Pool #E89496, 6.00%, 04/01/17	60,742	61,911
Gold, Pool #E89203, 6.50%, 04/01/17	29,466	30,235
Gold, Pool #E01140, 6.00%, 05/01/17	246,227	250,958
Gold, Pool #E89788, 6.00%, 05/01/17	37,920	38,650

Gold, Pool #E89530, 6.00%, 05/01/17	165,906	169,099
Gold, Pool #E89746, 6.00%, 05/01/17	446,913	455,514
Gold, Pool #E89909, 6.00%, 05/01/17	62,041	63,235
Gold, Pool #E89924, 6.50%, 05/01/17	165,929	170,261
Gold, Pool #E01156, 6.50%, 05/01/17	96,679	99,203
Gold, Pool #E90194, 6.00%, 06/01/17	50,100	51,064
Gold, Pool #E90313, 6.00%, 06/01/17	23,171	23,617
Gold, Pool #E90227, 6.00%, 06/01/17	40,096	40,868
Gold, Pool #B15071, 6.00%, 06/01/17	730,976	744,997
Gold, Pool #E01157, 6.00%, 06/01/17	171,287	174,579
Gold, Pool #E90591, 5.50%, 07/01/17	241,047	242,542
Gold, Pool #E90594, 6.00%, 07/01/17	144,328	147,106
Gold, Pool #E90667, 6.00%, 07/01/17	39,534	40,294
Gold, Pool #E90645, 6.00%, 07/01/17	305,988	311,877
Gold, Pool #E01186, 5.50%, 08/01/17	537,003	540,419
Gold, Pool #E01205, 6.50%, 08/01/17	66,313	68,044
Gold, Pool #G11295, 5.50%, 09/01/17	358,526	360,750
Gold, Pool #G11458, 6.00%, 09/01/17	147,095	149,907
Gold, Pool #E93476, 5.00%, 01/01/18	454,317	449,862
Gold, Pool #G11434, 6.50%, 01/01/18	113,337	116,293
Gold, Pool #E01311, 5.50%, 02/01/18	5,353,777	5,386,920
Gold, Pool #E01344, 4.50%, 04/01/18	306,498	298,458
Gold, Pool #E98207, 5.00%, 04/01/18	140,825	139,365
Gold, Pool #G11399, 5.50%, 04/01/18	526,403	529,828
Gold, Pool #E96459, 5.00%, 05/01/18	182,550	180,659
Gold, Pool #E99869, 5.00%, 06/01/18	233,378	231,090
Gold, Pool #E97335, 5.00%, 07/01/18	3,671,626	3,633,583
Gold, Pool #E97702, 5.00%, 07/01/18	1,466,970	1,451,770
Gold, Pool #E98258, 5.00%, 07/01/18	671,084	664,130
Gold, Pool #E97366, 5.00%, 07/01/18	956,851	946,937
Gold, Pool #E99579, 5.00%, 09/01/18	307,523	304,337
Gold, Pool #E99498, 5.00%, 09/01/18	350,984	347,348
Gold, Pool #E99673, 5.00%, 10/01/18	179,981	178,117
Gold, Pool #E01488, 5.00%, 10/01/18	336,357	332,907
Gold, Pool #E99675, 5.00%, 10/01/18	1,823,574	1,804,679
Gold, Pool #G11480, 5.00%, 11/01/18	1,764,729	1,746,444
Gold, Pool #B10650, 5.00%, 11/01/18	527,308	521,844
Gold, Pool #B10653, 5.50%, 11/01/18	661,992	665,938
Gold, Pool #B11186, 4.50%, 12/01/18	12,438,954	12,101,943
Gold, Pool #E01538, 5.00%, 12/01/18	2,229,400	2,206,337
Gold, Pool #B11548, 5.50%, 12/01/18	482,276	485,004
Gold, Pool #B13147, 5.00%, 01/01/19	1,410,029	1,395,419
Gold, Pool #B12214, 5.00%, 02/01/19	825,381	815,991
Gold, Pool #G11531, 5.50%, 02/01/19	235,104	236,505
Gold, Pool #B12737, 4.50%, 03/01/19	1,072,147	1,042,920
Gold, Pool #B12908, 5.50%, 03/01/19	388,269	390,458
Gold, Pool #E01604, 5.50%, 03/01/19	396,201	398,443
Gold, Pool #B13671, 5.00%, 04/01/19	297,785	294,397
Gold, Pool #B13600, 5.50%, 04/01/19	249,860	251,268
Gold, Pool #B14236, 5.00%, 05/01/19	937,901	927,230
Gold, Pool #B15172, 4.50%, 06/01/19	755,242	734,654
Gold, Pool #B15013, 5.00%, 06/01/19	738,346	729,945
Gold, Pool #B15396, 5.50%, 06/01/19	451,071	453,614
Gold, Pool #B15759, 4.50%, 07/01/19	1,099,876	1,069,892
Gold, Pool #B15503, 5.00%, 07/01/19	490,643	485,061
Gold, Pool #G18002, 5.00%, 07/01/19	392,069	387,609
Gold, Pool #B15717, 5.00%, 07/01/19	800,564	791,456
Gold, Pool #B15872, 5.00%, 07/01/19	378,266	373,962
Gold, Pool #G18007, 6.00%, 07/01/19	215,503	219,592
Gold, Pool #G18005, 5.00%, 08/01/19	1,048,610	1,036,679
Gold, Pool #G18006, 5.50%, 08/01/19	376,838	378,963
Gold, Pool #B16087, 6.00%, 08/01/19	626,793	638,686

Gold, Pool #B16626, 5.00%, 09/01/19	2,088,061	2,064,304
Gold, Pool #B16657, 5.00%, 09/01/19	480,184	474,721
Gold, Pool #B16648, 5.00%, 09/01/19	394,313	389,827
Gold, Pool #G18009, 5.00%, 09/01/19	1,863,831	1,842,625
Gold, Pool #B16985, 5.00%, 10/01/19	324,057	320,370
Gold, Pool #B16826, 5.00%, 10/01/19	678,889	671,165
Gold, Pool #B17371, 5.00%, 12/01/19	778,131	769,278
Gold, Pool #B14668, 5.00%, 01/01/20	1,473,515	1,455,898
Gold, Pool #C00351, 8.00%, 07/01/24	6,674	7,138
Gold, Pool #D60780, 8.00%, 06/01/25	11,629	12,430
Gold, Pool #D64617, 8.00%, 10/01/25	76,552	81,875
Gold, Pool #D82854, 7.00%, 10/01/27	23,635	24,569
Gold, Pool #C00566, 7.50%, 12/01/27	30,398	31,942
Gold, Pool #C00676, 6.50%, 11/01/28	151,740	156,068
Gold, Pool #C18271, 7.00%, 11/01/28	28,765	29,894
Gold, Pool #C00678, 7.00%, 11/01/28	40,761	42,360
Gold, Pool #C24416, 8.50%, 02/01/29	4,949	5,363
Gold, Pool #C00836, 7.00%, 07/01/29	16,243	16,867
Gold, Pool #C30265, 6.50%, 08/01/29	44,628	45,883
Gold, Pool #A16201, 7.00%, 08/01/29	188,079	195,299
Gold, Pool #C31285, 7.00%, 09/01/29	35,605	36,972
Gold, Pool #C31282, 7.00%, 09/01/29	4,044	4,199
Gold, Pool #A18212, 7.00%, 11/01/29	489,851	508,655
Gold, Pool #C32914, 8.00%, 11/01/29	15,211	16,232
Gold, Pool #C37436, 8.00%, 01/01/30	21,904	23,375
Gold, Pool #C36306, 7.00%, 02/01/30	22,987	23,859
Gold, Pool #C36429, 7.00%, 02/01/30	26,014	27,001
Gold, Pool #C00921, 7.50%, 02/01/30	21,734	22,795
Gold, Pool #G01108, 7.00%, 04/01/30	14,388	14,940
Gold, Pool #C37703, 7.50%, 04/01/30	17,635	18,496
Gold, Pool #G01133, 6.50%, 07/01/30	106,622	109,663
Gold, Pool #C41561, 8.00%, 08/01/30	7,886	8,414
Gold, Pool #C01051, 8.00%, 09/01/30	46,167	49,254
Gold, Pool #C43550, 7.00%, 10/01/30	42,845	44,470
Gold, Pool #C44017, 7.50%, 10/01/30	4,216	4,422
Gold, Pool #C43967, 8.00%, 10/01/30	92,291	98,461
Gold, Pool #C44978, 7.00%, 11/01/30	3,928	4,077
Gold, Pool #C44535, 7.50%, 11/01/30	15,186	15,928
Gold, Pool #C44957, 8.00%, 11/01/30	21,980	23,449
Gold, Pool #C01106, 7.00%, 12/01/30	224,851	233,380
Gold, Pool #C01103, 7.50%, 12/01/30	19,306	20,248
Gold, Pool #C46932, 7.50%, 01/01/31	35,929	37,683
Gold, Pool #C01116, 7.50%, 01/01/31	19,134	20,069
Gold, Pool #C47143, 8.00%, 01/01/31	88,016	93,901
Gold, Pool #C47287, 7.50%, 02/01/31	16,099	16,885
Gold, Pool #G01217, 7.00%, 03/01/31	186,387	193,457
Gold, Pool #C48851, 7.00%, 03/01/31	26,695	27,708
Gold, Pool #C48206, 7.50%, 03/01/31	28,357	29,742
Gold, Pool #C01172, 6.50%, 05/01/31	101,587	104,267
Gold, Pool #C52136, 7.00%, 05/01/31	37,603	39,030
Gold, Pool #C53589, 6.50%, 06/01/31	192,086	197,153
Gold, Pool #C53324, 7.00%, 06/01/31	36,519	37,906
Gold, Pool #C01209, 8.00%, 06/01/31	12,264	13,084
Gold, Pool #C54897, 6.50%, 07/01/31	140,613	144,322
Gold, Pool #C54792, 7.00%, 07/01/31	195,803	203,236
Gold, Pool #C55071, 7.50%, 07/01/31	4,684	4,912
Gold, Pool #G01309, 7.00%, 08/01/31	50,492	52,409
Gold, Pool #C56769, 8.00%, 08/01/31	19,446	20,739
Gold, Pool #C58362, 6.50%, 09/01/31	64,144	65,836
Gold, Pool #C58215, 6.50%, 09/01/31	6,063	6,223
Gold, Pool #C01220, 6.50%, 09/01/31	25,576	26,251

Gold, Pool #C01222, 7.00%, 09/01/31	35,855	37,216
Gold, Pool #G01311, 7.00%, 09/01/31	300,204	311,591
Gold, Pool #G01315, 7.00%, 09/01/31	11,652	12,094
Gold, Pool #C58961, 6.50%, 10/01/31	1,170,899	1,201,790
Gold, Pool #C01244, 6.50%, 10/01/31	144,553	148,366
Gold, Pool #C58694, 7.00%, 10/01/31	87,977	91,316
Gold, Pool #C58647, 7.00%, 10/01/31	6,000	6,227
Gold, Pool #C60991, 6.50%, 11/01/31	21,982	22,562
Gold, Pool #C60012, 7.00%, 11/01/31	27,396	28,436
Gold, Pool #C61298, 8.00%, 11/01/31	29,534	31,497
Gold, Pool #C01271, 6.50%, 12/01/31	44,127	45,291
Gold, Pool #C61105, 7.00%, 12/01/31	19,744	20,493
Gold, Pool #C01305, 7.50%, 12/01/31	21,425	22,468
Gold, Pool #C62218, 7.00%, 01/01/32	58,527	60,748
Gold, Pool #C63171, 7.00%, 01/01/32	86,556	89,842
Gold, Pool #C01355, 6.50%, 02/01/32	1,361,022	1,396,928
Gold, Pool #C64121, 7.50%, 02/01/32	47,797	50,123
Gold, Pool #C64668, 6.50%, 03/01/32	49,277	50,565
Gold, Pool #C01310, 6.50%, 03/01/32	238,129	244,354
Gold, Pool #C65466, 6.50%, 03/01/32	335,937	344,719
Gold, Pool #C01343, 6.50%, 04/01/32	212,450	218,003
Gold, Pool #C66191, 6.50%, 04/01/32	74,814	76,769
Gold, Pool #C66088, 6.50%, 04/01/32	34,345	35,243
Gold, Pool #C66192, 6.50%, 04/01/32	45,361	46,546
Gold, Pool #C01345, 7.00%, 04/01/32	148,640	154,226
Gold, Pool #C66744, 7.00%, 04/01/32	13,077	13,568
Gold, Pool #G01391, 7.00%, 04/01/32	501,704	520,735
Gold, Pool #C65717, 7.50%, 04/01/32	19,605	20,558
Gold, Pool #C01370, 8.00%, 04/01/32	43,844	46,760
Gold, Pool #C67097, 6.50%, 05/01/32	26,499	27,192
Gold, Pool #C01351, 6.50%, 05/01/32	139,332	142,974
Gold, Pool #C66758, 6.50%, 05/01/32	906,028	929,713
Gold, Pool #C66919, 6.50%, 05/01/32	16,185	16,608
Gold, Pool #C67313, 6.50%, 05/01/32	17,363	17,817
Gold, Pool #C67259, 7.00%, 05/01/32	18,389	19,080
Gold, Pool #C67235, 7.00%, 05/01/32	269,837	279,978
Gold, Pool #C66916, 7.00%, 05/01/32	78,744	81,703
Gold, Pool #C01381, 8.00%, 05/01/32	219,390	233,972
Gold, Pool #C72497, 6.50%, 06/01/32	52,500	53,885
Gold, Pool #C72361, 6.50%, 06/01/32	75,869	77,871
Gold, Pool #C01364, 6.50%, 06/01/32	140,932	144,617
Gold, Pool #C67996, 6.50%, 06/01/32	33,165	34,032
Gold, Pool #C68300, 7.00%, 06/01/32	227,926	236,492
Gold, Pool #C68290, 7.00%, 06/01/32	45,467	47,176
Gold, Pool #C68307, 8.00%, 06/01/32	9,382	10,005
Gold, Pool #G01433, 6.50%, 07/01/32	75,310	77,279
Gold, Pool #C71403, 6.50%, 07/01/32	176,091	180,737
Gold, Pool #G01449, 7.00%, 07/01/32	351,123	364,442
Gold, Pool #C68988, 7.50%, 07/01/32	8,243	8,644
Gold, Pool #G01444, 6.50%, 08/01/32	511,766	525,267
Gold, Pool #C74006, 6.50%, 08/01/32	41,119	42,194
Gold, Pool #C69951, 6.50%, 08/01/32	89,378	91,715
Gold, Pool #C01385, 6.50%, 08/01/32	199,274	204,483
Gold, Pool #G01443, 6.50%, 08/01/32	510,157	523,493
Gold, Pool #C69908, 7.00%, 08/01/32	206,767	214,537
Gold, Pool #C70211, 7.00%, 08/01/32	192,588	199,826
Gold, Pool #C01396, 6.50%, 09/01/32	321,679	330,088
Gold, Pool #C71089, 7.50%, 09/01/32	83,302	87,351
Gold, Pool #C01404, 6.50%, 10/01/32	796,846	817,676
Gold, Pool #C72160, 7.50%, 10/01/32	21,784	22,842
Gold, Pool #A14012, 6.50%, 11/01/32	234,074	240,193
Gold, Pool #C73984, 6.50%, 12/01/32	40,938	42,009

Gold, Pool #C77531, 6.50%, 02/01/33	262,517	269,380
Gold, Pool #G01536, 7.00%, 03/01/33	259,436	269,182
Gold, Pool #A10212, 6.50%, 06/01/33	109,350	112,042
Gold, Pool #A16419, 6.50%, 11/01/33	170,662	174,863
Gold, Pool #A17262, 6.50%, 12/01/33	409,560	419,641
Gold, Pool #A17177, 6.50%, 12/01/33	133,825	137,119
Gold, Pool #C01806, 7.00%, 01/01/34	221,223	229,534
Gold, Pool #564799, 6.00%, 03/15/34	2,001,373	2,052,092
Gold, Pool #A21356, 6.50%, 04/01/34	640,588	656,211
Gold, Pool #C01851, 6.50%, 04/01/34	736,693	754,659
Gold, Pool #788027, 6.50%, 09/01/34	573,103	587,603
Gold, Pool #G01741, 6.50%, 10/01/34	476,807	489,271
Gold, Pool #G08023, 6.50%, 11/01/34	713,559	730,962
Gold, Pool #804847, 4.50%, 01/01/35	691,010	649,459
TBA, 6.00%, 02/01/18 (c)	500,000	509,219
TBA, 5.50%, 02/19/18 (c)	700,000	703,718
TBA, 5.00%, 02/01/20 (c)	3,300,000	3,258,750
TBA, 4.50%, 04/01/20 (c)	400,000	387,000
TBA, 5.50%, 02/01/33 (c)	76,347,000	75,559,709
TBA, 7.00%, 03/01/33 (c)	300,000	311,156
TBA, 4.50%, 02/01/34 (c)	800,000	749,500
TBA, 6.00%, 03/01/34 (c)	3,800,000	3,832,064
TBA, 5.00%, 02/01/35 (c)	3,100,000	2,994,408
TBA, 6.00%, 02/15/36 (c)	52,262,000	52,784,620

		707,077,234

Federal National Mortgage Association (12.6%)
2.63%, 11/15/06	11,050,000	10,864,913
5.75%, 02/15/08 (e)	75,495,000	76,913,325
2.50%, 06/15/08	17,335,000	16,458,941
5.50%, 03/15/11	12,930,000	13,327,261
6.00%, 05/15/11	30,460,000	32,115,897
5.38%, 11/15/11 (e)	7,315,000	7,509,403
4.38%, 03/15/13 (e)	19,695,000	19,124,751
4.63%, 10/15/14 (e)	23,015,000	22,654,010
5.00%, 04/15/15	2,600,000	2,626,551
4.75%, 01/19/16 (e)	1,465,000	1,445,746
Pool #709921, 5.00%, 06/01/18	194,470	192,453
Pool #255315, 4.00%, 07/01/19	509,730	485,907
Pool #811970, 4.50%, 02/01/20	211,859	205,738
Pool #560868, 7.50%, 02/01/31	14,764	15,459
Pool #607212, 7.50%, 10/01/31	246,081	257,670
Pool #607632, 6.50%, 11/01/31	4,047	4,157
Pool #607559, 6.50%, 11/01/31	8,843	9,085
Pool #661664, 7.50%, 09/01/32	224,334	234,878
Pool #694846, 6.50%, 04/01/33	129,582	132,871
Pool #750229, 6.50%, 10/01/33	653,935	670,532

		205,249,548

Government National Mortgage Association (6.4%)
4.50%, 10/15/08 (e)	405,000	402,169
5.25%, 01/15/09	19,130,000	19,379,435
4.25%, 08/15/10 (e)	11,835,000	11,571,766
4.38%, 10/15/15 (e)	200,000	191,877
4.75%, 11/17/15	15,260,000	15,072,942
5.50%, 10/01/18 (e)	1,070,775	1,076,832
Pool #279461, 9.00%, 11/15/19	8,646	9,399
Pool #G11742, 5.00%, 07/01/20	2,360,057	2,333,205
Pool #376510, 7.00%, 05/15/24	24,670	25,985
Pool #457801, 7.00%, 08/15/28	36,698	38,583
Pool #490258, 6.50%, 02/15/29	7,591	7,955
Pool #486936, 6.50%, 02/15/29	26,575	27,848
Pool #502969, 6.00%, 03/15/29	74,266	76,242

Pool #487053, 7.00%, 03/15/29	30,306	31,846
Pool #781014, 6.00%, 04/15/29	74,465	76,462
Pool #509099, 7.00%, 06/15/29	22,744	23,900
Pool #470643, 7.00%, 07/15/29	83,513	87,757
Pool #434505, 7.50%, 08/15/29	5,614	5,914
Pool #416538, 7.00%, 10/15/29	12,289	12,914
Pool #524269, 8.00%, 11/15/29	19,056	20,425
Pool #781124, 7.00%, 12/15/29	146,622	154,113
Pool #525561, 8.00%, 01/15/30	14,974	16,045
Pool #531352, 7.50%, 09/15/30	28,407	29,918
Pool #507396, 7.50%, 09/15/30	296,318	312,083
Pool #536334, 7.50%, 10/15/30	4,213	4,437
Pool #519020, 7.50%, 11/15/30	6,844	7,208
Pool #545233, 7.50%, 12/15/30	988	1,041
Pool #540659, 7.00%, 01/15/31	2,090	2,196
Pool #486019, 7.50%, 01/15/31	17,978	18,930
Pool #535388, 7.50%, 01/15/31	13,650	14,373
Pool #537406, 7.50%, 02/15/31	10,824	11,397
Pool #528589, 6.50%, 03/15/31	163,811	171,465
Pool #533723, 7.50%, 04/15/31	7,202	7,583
Pool #508473, 7.50%, 04/15/31	45,621	48,037
Pool #544470, 8.00%, 04/15/31	7,896	8,458
Pool #781287, 7.00%, 05/15/31	89,017	93,516
Pool #549742, 7.00%, 07/15/31	50,365	52,900
Pool #781319, 7.00%, 07/15/31	29,263	30,738
Pool #485879, 7.00%, 08/15/31	82,837	87,006
Pool #555125, 7.00%, 09/15/31	17,183	18,048
Pool #781328, 7.00%, 09/15/31	80,982	85,077
Pool #550991, 6.50%, 10/15/31	32,652	34,178
Pool #571267, 7.00%, 10/15/31	11,412	11,986
Pool #547948, 6.50%, 11/15/31	17,555	18,375
Pool #574837, 7.50%, 11/15/31	11,713	12,334
Pool #555171, 6.50%, 12/15/31	14,115	14,774
Pool #781380, 7.50%, 12/15/31	26,764	28,181
Pool #781481, 7.50%, 01/15/32	147,262	155,106
Pool #580972, 6.50%, 02/15/32	28,948	30,292
Pool # 781401, 7.50%, 02/15/32	73,012	76,889
Pool #552474, 7.00%, 03/15/32	46,558	48,898
Pool #781478, 7.50%, 03/15/32	46,337	48,805
Pool #781429, 8.00%, 03/15/32	67,273	72,087
Pool #583645, 8.00%, 07/15/32	42,279	45,290
Pool #595077, 6.00%, 10/15/32	227,120	233,113
Pool #596657, 7.00%, 10/15/32	12,942	13,592
Pool #552903, 6.50%, 11/15/32	1,178,948	1,233,722
Pool #552952, 6.00%, 12/15/32	246,284	252,783
Pool #612953, 7.00%, 12/15/32	108,957	114,433
Pool #602102, 6.00%, 02/15/33	310,122	318,284
Pool #588192, 6.00%, 02/15/33	113,126	116,104
Pool #603520, 6.00%, 03/15/33	273,144	280,333
Pool #553144, 5.50%, 04/15/33	800,000	804,620
Pool #604243, 6.00%, 04/15/33	513,680	527,201
Pool #631924, 6.00%, 05/15/33	347,631	356,781
Pool #611526, 6.00%, 05/15/33	178,692	183,395
Pool #553320, 6.00%, 06/15/33	637,846	654,634
Pool #572733, 6.00%, 07/15/33	142,976	146,739
Pool #573916, 6.00%, 11/15/33	432,583	443,969
Pool #781690, 6.00%, 12/15/33	390,263	400,556
Pool #604875, 6.00%, 12/15/33	1,064,095	1,092,103
Pool #781688, 6.00%, 12/15/33	918,735	942,949
Pool #781699, 7.00%, 12/15/33	167,176	175,594
Pool #621856, 6.00%, 01/15/34	478,620	490,750
Pool #629973, 6.00%, 06/15/34	1,024,102	1,050,055

Pool #486921, 5.50%, 02/15/35	458,795	460,970
5.00%, 04/15/35 (e)	2,600,000	2,562,722
4.50%, 07/15/35	499,296	478,104
6.00%, 07/15/35	798,401	818,611
4.50%, 09/15/35	2,641,365	2,529,254
5.00%, 09/15/35	10,175,001	10,023,859
Pool #649454, 5.50%, 09/15/35	3,986,187	4,005,108
Pool #649513, 5.50%, 10/15/35	6,976,423	7,009,538
Pool #649510, 5.50%, 10/15/35	5,978,155	6,006,532
6.00%, 10/15/35	299,336	306,913
5.00%, 01/15/36	800,000	788,043
5.00%, 01/15/36	1,100,000	1,083,559
TBA, 5.50%, 03/01/34 (c)	5,700,000	5,716,028

		103,866,171

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	94,587

U.S. Treasury Bonds (5.7%)
8.75%, 05/15/17 (e)	11,060,000	15,013,519
8.50%, 02/15/20 (e)	6,785,000	9,397,490
6.25%, 08/15/23 (e)	24,680,000	29,053,000
6.88%, 8/15/25 (e)	1,870,000	2,372,781
6.38%, 08/15/27 (e)	20,970,000	25,558,005
5.38%, 02/15/31 (e)	10,065,000	11,080,146

		92,474,941

U.S. Treasury Notes (3.2%)
2.75%, 07/31/06 (e)	21,825,000	21,632,329
4.38%, 05/15/07 (e)	3,795,000	3,785,957
2.75%, 08/15/07 (e)	3,000,000	2,920,665
3.25%, 08/15/07 (e)	2,260,000	2,217,096
3.13%, 09/15/08 (e)	1,820,000	1,758,504
3.13%, 10/15/08 (e)	1,325,000	1,279,143
3.38%, 11/15/08 (e)	8,640,000	8,386,874
4.88%, 02/15/12 (e)	1,000,000	1,018,320
4.00%, 11/15/12 (e)	5,180,000	5,021,160
4.00%, 02/15/15 (e)	3,510,000	3,369,600
4.13%, 05/15/15 (e)	420,000	406,793
4.50%, 11/15/15 (e)	630,000	628,548

		52,424,989

Total U.S. Government & Agency Long-Term Obligations		1,161,187,470

CORPORATE BONDS (32.1%)
Aerospace (0.3%)
BAE Systems Holdings, Inc., 4.75%, 08/15/10 (b)	400,000	391,384
Boeing Co., 6.13%, 02/15/33 (e)	500,000	540,733
General Dynamics Corp., 3.00%, 05/15/08	425,000	406,815
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	804,829
Northrop Grumman Corp., 7.13%, 02/15/11	1,035,000	1,121,834
Raytheon Co., 8.30%, 03/01/10	250,000	278,587
Raytheon Co., 5.50%, 11/15/12	150,000	152,135
Raytheon Co., 7.00%, 11/01/28	225,000	258,218
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	491,952
United Technologies Corp., 6.35%, 03/01/11	675,000	713,863
United Technologies Corp., 5.40%, 05/01/35 (e)	450,000	441,369

		5,601,719

Agricultural Products (0.0%)

Bunge International Ltd., 5.10%, 07/15/15	150,000	143,109
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	77,743
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	280,000	270,652

		491,504

Aircraft Equipment (0.0%)
Goodrich Corp., 7.63%, 12/15/12	300,000	336,456

Airlines (0.0%)
Continental Airlines, Inc., 6.56%, 08/15/13	395,000	415,095
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	24,956
Southwest Airlines Corp., 5.13%, 03/01/17	250,000	233,768

		673,819

Apparel Manufacturers (0.0%)
Jones Apparel Group Inc., 6.13%, 11/15/34	160,000	141,488

Automobiles (0.3%)
DaimlerChrysler AG, 4.05%, 06/04/08	1,100,000	1,069,314
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	709,938
DaimlerChrysler AG, 6.50%, 11/15/13 (e)	500,000	519,083
DaimlerChrysler AG, 8.50%, 01/18/31	625,000	757,839
DaimlerChrysler NA Holdings, 4.75%, 01/15/08	1,000,000	989,281
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	520,000	506,118
Toyota Motor Credit Corp., 4.25%, 03/15/10 (e)	570,000	556,970

		5,108,543

Banking (3.8%)
American Express Centurion Bank, 4.38%, 07/30/09 (b)	400,000	390,956
Anadarko Finance Co., 6.75%, 05/01/11	200,000	215,095
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	431,456
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b)	100,000	96,250
Bank of America Corp., 3.25%, 08/15/08 (e)	290,000	278,275
Bank of America Corp., 4.50%, 08/01/10	350,000	342,831
Bank of America Corp., 4.88%, 09/15/12 (e)	490,000	482,970
Bank of America Corp., 4.88%, 01/15/13 (e)	1,100,000	1,083,168
Bank of America Corp., 5.38%, 06/15/14	500,000	505,056
Bank of America Corp., 4.75%, 08/01/15	1,050,000	1,012,291
Bank of America Corp., 5.25%, 12/01/15	1,250,000	1,245,651
Bank of New York Corp., 5.20%, 07/01/07	565,000	566,488
Bank One Corp., 4.13%, 09/01/07 (e)	1,615,000	1,594,438
Bank One Corp., 3.70%, 01/15/08	500,000	488,738

Bank One Corp., 7.88%, 08/01/10	100,000	110,767
Bank One Corp., 5.25%, 01/30/13	800,000	796,303
Bank One Corp., 8.00%, 04/29/27	492,000	610,576
BB&T Corp., 6.50%, 08/01/11	800,000	852,905
BB&T Corp., 4.75%, 10/01/12	400,000	389,802
BHP Finance Corp., 6.42%, 03/01/26	135,000	148,135
BSCH Issuances Ltd., 7.63%, 11/03/09	600,000	653,348
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	110,179
Citigroup, Inc., 5.50%, 11/30/07	1,500,000	1,511,075
Citigroup, Inc., 6.38%, 11/15/08	275,000	285,272
Citigroup, Inc., 3.63%, 02/09/09	1,850,000	1,780,018
Citigroup, Inc., 4.13%, 02/22/10	500,000	484,247
Citigroup, Inc., 4.63%, 08/03/10 (e)	550,000	541,003
Citigroup, Inc., 6.50%, 01/18/11	225,000	238,718
Citigroup, Inc., 5.63%, 08/27/12	500,000	511,674
Citigroup, Inc., 6.63%, 06/15/32	565,000	630,812
Citigroup, Inc., 5.88%, 02/22/33	200,000	203,678
Citigroup, Inc., 5.85%, 12/11/34	850,000	875,220
Comerica, Inc., 4.80%, 05/01/15	300,000	285,975
Deutsche Bank Financial LLC., 7.50%, 04/25/09	100,000	106,992
Deutsche Bank Financial LLC., 5.38%, 03/02/15	300,000	300,424
European Investment Bank, 3.38%, 03/16/09	1,600,000	1,539,002
European Investment Bank, 4.63%, 05/15/14	525,000	521,259
Fifth Third Bank, 3.38%, 08/15/08	280,000	269,478
Fifth Third Bank, 4.20%, 02/23/10	525,000	509,727
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	295,945
FleetBoston Financial Corp., 3.85%, 02/15/08	750,000	734,166
HBOS PLC, 5.38%, 11/29/49 (b)	600,000	594,985
HSBC Bank USA, 7.50%, 07/15/09	955,000	1,024,438
HSBC Bank USA, 3.88%, 09/15/09	1,100,000	1,060,072
HSBC Bank USA, 4.63%, 04/01/14	400,000	381,263
HSBC Bank USA, 5.88%, 11/01/34	910,000	910,531
Inter-American Development Bank, 5.75%, 02/26/08	250,000	255,116
Inter-American Development Bank, 6.80%, 10/15/25	700,000	829,386
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	974,231
International Lease Finance Corp., 5.75%, 02/15/07	415,000	416,428
International Lease Finance Corp., 3.50%, 04/01/09	500,000	474,933
JP Morgan Chase & Co., 5.25%, 05/30/07 (e)	950,000	952,867
JP Morgan Chase & Co., 6.25%, 01/15/09 (e)	100,000	103,020
JP Morgan Chase & Co., 3.50%, 03/15/09	2,450,000	2,343,529
JP Morgan Chase & Co., 4.50%, 11/15/10	750,000	731,549
JP Morgan Chase & Co., 6.63%, 03/15/12	940,000	1,007,133

JP Morgan Chase & Co., 5.15%, 10/01/15	250,000	244,651
JP Morgan Chase & Company, 4.75%, 03/01/15	430,000	413,690
Key Bank NA, 5.70%, 08/15/12	450,000	462,029
Key Bank NA, 5.80%, 07/01/14	250,000	257,367
Key Bank NA, 6.95%, 02/01/28	225,000	255,706
KFW International Finance, Inc., 4.75%, 01/24/07	2,005,000	1,998,862
M & T Bank Corp., 3.85%, 04/01/13	300,000	292,676
Marshall & Ilsley Bank, 4.13%, 09/04/07	125,000	123,444
Marshall & Ilsley Bank, 3.80%, 02/08/08	600,000	588,465
Marshall & Ilsley Bank, 5.25%, 09/04/12	275,000	276,139
MBNA America Bank Corp., 6.25%, 01/17/07	495,000	501,008
MBNA America Bank Corp., 5.38%, 01/15/08	195,000	196,393
MBNA America Bank Corp., 4.63%, 08/03/09 (b)	1,650,000	1,630,367
MBNA America Bank Corp., 5.00%, 05/04/10	550,000	548,606
MBNA America Bank Corp., 7.13%, 11/15/12	315,000	348,995
National Bank of Australia, 8.60%, 05/19/10	300,000	338,867
National City Bank of Indiana, 4.00%, 09/28/07	300,000	295,291
National City Corp., 3.20%, 04/01/08	400,000	385,780
National City Corp., 6.20%, 12/15/11	300,000	315,611
Nationsbank Corp., 6.60%, 05/15/10	200,000	210,252
Oester Kontroll Bank, 4.50%, 03/09/15	400,000	392,114
PNC Funding Corp., 5.25%, 11/15/15	600,000	593,722
Popular North America, Inc., 4.70%, 06/30/09	550,000	539,347
Regions Financial Corp., 6.38%, 05/15/12	150,000	159,341
Sanwa Bank Ltd., 7.40%, 06/15/11 (e)	600,000	658,409
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	195,057
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	396,679
State Street Bank and Trust, 5.30%, 01/15/16	200,000	200,170
SunTrust Banks, Inc., 5.20%, 01/17/17	300,000	295,675
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	313,028
U.S. Bancorp, 5.10%, 07/15/07	500,000	500,710
Union Planters Corp., 4.38%, 12/01/10	150,000	145,826
Unionbancal Corp., 5.25%, 12/16/13	350,000	346,812
US Bancorp, 3.95%, 08/23/07	250,000	246,426
US Bank NA, 4.95%, 10/30/14	450,000	441,128
US Bank NA, 4.80%, 04/15/15	225,000	218,274
US Bank NA Minnesota, 6.38%, 08/01/11	250,000	264,565

Wachovia Corp., 4.85%, 07/30/07 (e)	1,550,000	1,546,565
Wachovia Corp., 3.63%, 02/17/09	2,175,000	2,092,741
Wachovia Corp., 4.88%, 02/15/14	310,000	300,283
Wachovia Corp., 5.50%, 08/01/35	825,000	789,106
Wells Fargo & Co., 3.50%, 04/04/08 (e)	625,000	606,771
Wells Fargo & Co., 3.13%, 04/01/09	1,400,000	1,323,659
Wells Fargo & Co., 6.45%, 02/01/11	1,440,000	1,529,924
Wells Fargo & Co., 5.13%, 09/15/16	350,000	344,018
Wells Fargo & Co., 5.38%, 02/07/35	450,000	436,790
Westpac Banking Corp., 4.63%, 06/01/18	250,000	232,280

		60,883,463

Building & Construction (0.2%)
Caterpillar, Inc., 7.30%, 05/01/31	170,000	210,392
Centex Corp., 7.88%, 02/01/11	250,000	273,459
Centex Corp., 7.50%, 01/15/12	100,000	108,300
Hanson Australia Funding, 5.25%, 03/15/13	450,000	439,054
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	246,507
Lennar Corp., 5.95%, 03/01/13	90,000	90,154
Lennar Corp., 5.50%, 09/01/14	500,000	484,082
Masco Corp., 5.88%, 07/15/12	360,000	362,507
MDC Holdings, Inc., 5.50%, 05/15/13 (e)	250,000	238,855
Pulte Homes, Inc., 4.88%, 07/15/09	575,000	562,519
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	43,740
Pulte Homes, Inc., 6.25%, 02/15/13 (e)	105,000	106,651
Pulte Homes, Inc., 6.00%, 02/15/35 (e)	250,000	223,647
Ryland Group, 5.38%, 01/15/15	400,000	374,991
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	156,668

		3,921,526

Business Services (0.1%)
Cendant Corp., 7.38%, 01/15/13	390,000	433,444
First Data Corp., 3.38%, 08/01/08	600,000	574,418
Johnson Controls, Inc., 5.25%, 01/15/11	300,000	299,089
Pitney Bowes, Inc., 4.75%, 01/15/16 (e)	500,000	470,811
Pitney Bowes, Inc., 4.75%, 05/15/18 (e)	150,000	138,396

		1,916,158

Cable (0.3%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	408,321
Comcast Corp., 6.50%, 11/15/35	170,000	170,291
Comcast Corp., 6.20%, 11/15/08	475,000	486,288
Comcast Corp., 6.88%, 06/15/09	800,000	837,716
Comcast Corp., 5.85%, 01/15/10	465,000	472,273
Comcast Corp., 8.38%, 03/15/13	400,000	457,842
Comcast Corp., 9.46%, 11/15/22	200,000	258,205
Comcast Corp., 7.05%, 03/15/33 (e)	500,000	530,413
Comcast Corp., 5.65%, 06/15/35	400,000	361,142
Cox Communications, Inc., 7.13%, 10/01/12	500,000	532,150
Cox Enterprises, 4.38%, 05/01/08 (b)	250,000	243,836
Harris Corp., 6.35%, 02/01/28	250,000	258,425
Teck Cominco Ltd., 6.13%, 10/01/35	250,000	243,936
USA Interactive, 7.00%, 01/15/13 (e)	300,000	311,169

		5,572,007

Chemicals (0.1%)
Albemarle Corp., 5.10%, 02/01/15	200,000	191,781
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	100,059
ICI North America, 8.88%, 11/15/06	300,000	308,037
Lubrizol Corp., 5.50%, 10/01/14	600,000	597,095
Lubrizol Corp., 6.50%, 10/01/34	250,000	257,580

Praxair, Inc., 3.95%, 06/01/13 (e)	300,000	276,684
Rohm & Haas Co., 7.40%, 07/15/09	156,000	167,498
Rohm & Haas Co., 7.85%, 07/15/29	200,000	250,978
Yara International Asa, 5.25%, 12/15/14 (b)	250,000	243,100

		2,392,812

Commercial Service - Finance (0.0%)
Donnelley (R.R) & Sons Co., 4.95%, 04/01/14 (e)	200,000	185,490

Commercial Services (0.0%)
Aramark Services, Inc., 6.38%, 02/15/08	140,000	143,595
Cendant Corp., 6.88%, 08/15/06	580,000	584,973

		728,568

Computers (0.3%)
Computer Associates, Inc., 5.63%, 12/01/14	250,000	244,897
Dell Computer Corp., 7.10%, 04/15/28	350,000	409,764
First Data Corp., 6.38%, 12/15/07	350,000	357,555
Hewlett Packard Co., 3.63%, 03/15/08	250,000	243,032
Hewlett Packard Co., 6.50%, 07/01/12	250,000	267,057
IBM Corp., 6.45%, 08/01/07	115,000	117,403
IBM Corp., 3.80%, 02/01/08	1,415,000	1,384,710
IBM Corp., 5.50%, 01/15/09	200,000	203,564
IBM Corp., 4.75%, 11/29/12	875,000	860,700
IBM Corp., 5.88%, 11/29/32 (e)	415,000	428,947
Kern River Funding Corp., 4.89%, 04/30/18 (b)	88,400	85,985
Oracle Corp., 5.25%, 01/15/16 (b)	720,000	709,024

		5,312,638

Conglomerates (0.1%)
Fortune Brands, Inc., 5.13%, 01/15/11	300,000	298,243
Procter & Gamble Co., 6.88%, 09/15/09 (e)	320,000	340,391
Procter & Gamble Co., 4.95%, 08/15/14	500,000	496,034
Procter & Gamble Co., 5.80%, 08/15/34	350,000	363,991

		1,498,659

Containers (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	141,521
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	200,266
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	57,403

		399,190

Department Stores (0.1%)
Federated Department Stores, 6.63%, 04/01/11 (e)	1,070,000	1,128,427
Federated Department Stores, 6.90%, 04/01/29	250,000	268,439
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	109,210
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	515,800
Kohl’s Corp., 6.30%, 03/01/11	50,000	52,281

		2,074,157

Electric - Integrated (1.6%)
Alabama Power Co., 5.70%, 02/15/33 (e)	200,000	201,761
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	129,705
American Electric Power Co., 6.13%, 05/15/06	249,000	249,787

American Electric Power Co., 5.25%, 06/01/15	425,000	417,628
Arizona Public Service Co., 5.50%, 09/01/35	365,000	333,942
Carolina Power & Light, 5.70%, 04/01/35	300,000	291,426
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	71,038
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	207,722
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	64,250
Consolidated Edison, Inc., 4.88%, 02/01/13	210,000	206,655
Consolidated Edison, Inc., 5.88%, 04/01/33	200,000	205,742
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	545,321
Consumers Energy - ITC, 4.25%, 04/15/08	205,000	200,787
Consumers Energy - ITC, 4.00%, 05/15/10	200,000	189,670
Dominion Resource, Inc., 5.15%, 07/15/15	200,000	192,338
Dominion Resource, Inc., 6.30%, 03/15/33 (e)	750,000	756,176
Dominion Resource, Inc., 5.95%, 06/15/35	425,000	408,682
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,167,594
Duke Energy Corp., 6.25%, 01/15/12	1,170,000	1,221,262
Emerson Electric Co., 6.00%, 08/15/32	140,000	148,490
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	281,738
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	468,912
Exelon Corp., 5.63%, 06/15/35 (e)	400,000	375,396
FirstEnergy Corp., 7.38%, 11/15/31	700,000	809,485
Florida Power & Light Co., 5.85%, 02/01/33	170,000	173,823
Florida Power & Light Co., 5.90%, 03/01/33	115,000	114,901
Florida Power & Light Co., 5.95%, 10/01/33	130,000	134,744
Florida Power & Light Co., 5.40%, 09/01/35	220,000	211,031
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	86,317
General Electric Capital Corp., 5.38%, 03/15/07	650,000	653,145
General Electric Capital Corp., 4.63%, 09/15/09	1,075,000	1,060,942
General Electric Capital Corp., 3.75%, 12/15/09	1,400,000	1,338,688
General Electric Capital Corp., 5.00%, 02/01/13	1,575,000	1,562,224
Georgia Power Corp., 5.13%, 11/15/12	180,000	178,928
Midamerican Energy Holdings Co., 5.88%, 10/01/12	1,075,000	1,098,400

New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	97,999
NiSource Finance Corp., 5.25%, 09/15/17	440,000	423,678
Oncor, Inc., 6.38%, 05/01/12	165,000	172,446
Pacific Gas & Electric, 3.60%, 03/01/09	1,100,000	1,052,096
Pacific Gas & Electric, 4.80%, 03/01/14	500,000	483,118
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,143,708
PacifiCorp, 5.25%, 06/15/35	300,000	276,995
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	188,682
Progress Energy, Inc., 5.85%, 10/30/08	105,000	106,481
Progress Energy, Inc., 7.10%, 03/01/11	440,000	471,720
PSEG Power Corp., 6.95%, 06/01/12	125,000	134,708
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	327,192
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	170,855
Puget Energy, Inc., 5.48%, 06/01/35	250,000	237,655
Scana Corp., 6.88%, 05/15/11	875,000	943,366
Scana Corp., 6.25%, 02/01/12	250,000	262,728
Scottish Power, 5.81%, 03/15/25	200,000	198,708
Southern California Edison Co., 6.00%, 01/15/34	300,000	311,381
Southern California Edison Co., 5.55%, 01/15/36	400,000	390,517
Southern Power Co., 6.25%, 07/15/12	425,000	443,760
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	99,424

		23,695,867

Electric-Distribution (0.3%)
Cincinnati Gas and Electric Co., 5.40%, 06/15/33	125,000	114,407
Hydro Quebec Corp., 8.40%, 01/15/22	373,000	495,657
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	379,261
Ohio Power Co., 6.60%, 02/15/33	400,000	432,687
PPL Electric Utility, 5.88%, 08/15/07	1,000,000	1,010,858
PSEG Power, 5.50%, 12/01/15	700,000	690,601
TXU Energy Co., 6.13%, 03/15/08	770,000	780,540
TXU Energy Co., 6.15%, 11/15/13 (b)	320,000	336,529
Wisconsin Energy Corp., 5.50%, 12/01/08	300,000	303,202

		4,543,742

Farm Machinery & Equipment (0.0%)
Deere & Co., 7.85%, 05/15/10	220,000	243,347
Deere & Co., 6.95%, 04/25/14	270,000	301,274

		544,621
Financial Services (15.2%)
Ace Ina Holdings, 8.30%, 08/15/06	250,000	254,356
Ace Ina Holdings, 5.88%, 06/15/14	350,000	359,250
American Express, 3.75%, 11/20/07	280,000	274,481
American Express Co., 4.88%, 07/15/13	285,000	278,092
American General Finance, 4.50%, 11/15/07	900,000	893,011
American General Finance, 5.38%, 10/01/12	1,000,000	998,354

Associates Corp. of North America, 6.95%, 11/01/18	575,000	655,287
Axa Financial, Inc., 7.75%, 08/01/10	450,000	495,657
Axa Financial, Inc., 7.00%, 04/01/28	225,000	258,673
Bear Stearns Co., Inc., 5.70%, 01/15/07	700,000	704,616
Bear Stearns Co., Inc., 5.70%, 11/15/14	625,000	637,692
Bear Stearns Co., Inc., 4.65%, 07/02/18	600,000	551,948
Boeing Capital Corp., 5.75%, 02/15/07 (e)	1,200,000	1,208,747
Boeing Capital Corp., 6.10%, 03/01/11	85,000	88,842
BSkyB Finance UK LTD., 5.63%, 10/15/15 (b)	250,000	245,875
Capital One Bank, 6.88%, 02/01/06	120,000	120,000
Capital One Bank, 4.88%, 05/15/08	700,000	696,124
Capital One Financial, 5.25%, 02/21/17	515,000	493,140
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	89,789
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	664,332
Caterpillar Financial Services Corp., 4.50%, 06/15/09 (e)	350,000	343,951
Caterpillar Financial Services Corp., 5.05%, 12/01/10 (e)	1,000,000	999,372
CIT Group, Inc., 5.75%, 09/25/07	900,000	910,076
CIT Group, Inc., 3.88%, 11/03/08	780,000	755,412
CIT Group, Inc., 4.75%, 12/15/10	340,000	333,660
CIT Group, Inc., 5.13%, 09/30/14	425,000	414,891
CIT Group, Inc., 5.20%, 06/01/15	300,000	293,438
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	114,363
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	959,560
Countrywide Home Loan, 3.25%, 05/21/08	305,000	292,413
Countrywide Home Loan, 4.00%, 03/22/11	900,000	844,037
Credit Suisse First Boston USA, Inc., 4.87%, 11/15/19 (d)(e)	25,000,000	24,999,899
Credit Suisse First Boston USA, Inc., 5.75%, 04/15/07	300,000	302,656
Credit Suisse First Boston USA, Inc., 4.63%, 01/15/08	1,525,000	1,515,472
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	469,323
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	637,124
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14	290,000	286,283
Credit Suisse First Boston USA, Inc., 4.69%, 05/15/14 (d)(e)	7,534,311	7,535,057
Credit Suisse First Boston USA, Inc., 4.67%, 08/15/18 (d)(e)	8,943,184	8,942,784
Credit Suisse First Boston USA, Inc., 7.13%, 07/15/32	650,000	774,714

Credit Suisse USA, 4.13%, 01/15/10	675,000	650,669
Eksportsfinans, 4.75%, 12/15/08	700,000	698,905
ERP Operating LP, 5.25%, 09/15/14 (e)	800,000	791,168
Financing Corp., 9.80%, 11/30/17	30,000	42,606
Ford Motor Credit Co., 6.88%, 02/01/06	1,194,000	1,194,000
General Electric Capital Corp., 4.25%, 01/15/08	1,480,000	1,460,907
General Electric Capital Corp., 5.88%, 02/15/12	100,000	103,967
General Electric Capital Corp., 6.00%, 06/15/12	445,000	465,961
General Electric Capital Corp., 5.45%, 01/15/13	200,000	203,376
General Electric Capital Corp., 4.88%, 03/04/15 (e)	600,000	585,920
General Electric Capital Corp., 6.75%, 03/15/32	2,145,000	2,491,014
Golden West Financial Corp., 4.75%, 10/01/12	265,000	257,760
Goldman Sachs Group, Inc., 4.13%, 01/15/08	1,060,000	1,042,088
Goldman Sachs Group, Inc., 3.88%, 01/15/09	1,000,000	967,820
Goldman Sachs Group, Inc., 6.65%, 05/15/09	700,000	732,200
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	186,607
Goldman Sachs Group, Inc., 5.25%, 04/01/13	1,125,000	1,114,662
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,459,570
Goldman Sachs Group, Inc., 5.13%, 01/15/15	525,000	513,436
Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,200,000	1,242,776
Greenwich Capital Commercial Funding Corp., 4.58%, 11/05/19 (d)	20,000,000	20,002,901
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	578,806
Household Finance Corp., 5.88%, 02/01/09	1,620,000	1,654,488
Household Finance Corp., 4.75%, 05/15/09	1,300,000	1,286,029
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,491,845
HSBC Finance Corp., 5.00%, 06/30/15	850,000	818,430
International Lease Finance Corp., 5.00%, 04/15/10	1,000,000	991,757
J Paul Getty Trust Corp., 5.88%, 10/01/33	500,000	512,298
Jefferies Group, INC., 6.25%, 01/15/36	300,000	294,822
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	979,253
John Deere Capital Corp., 4.88%, 03/16/09	600,000	596,336
John Deere Capital Corp., 4.40%, 07/15/09	650,000	636,099

John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	101,665
JP Morgan Chase & Co., 4.55%, 04/16/19 (d)	20,000,000	20,013,139
JP Morgan Chase Commercial Mortgage, 4.65%, 02/15/19 (d)	24,369,000	24,393,709
KFW International Finance, 3.25%, 03/30/09	900,000	861,899
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,515,830
KFW International Finance, 4.38%, 07/21/15	450,000	434,616
Korea Development Bank, 4.75%, 07/20/09	1,500,000	1,484,709
Lehman Brothers Holdings, Inc., 4.57%, 07/15/18 (d)	9,152,214	9,151,806
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	1,000,000	964,175
Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	775,000	752,990
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	107,648
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	953,597
Lehman Brothers Holdings, Inc., 4.80%, 03/13/14	600,000	580,603
Lehman Brothers Holdings, Inc., 4.64%, 10/15/17 (d)	16,660,038	16,662,621
Mellon Financial Corp., 7.00%, 03/15/06	200,000	200,468
Mellon Financial Corp., 6.40%, 05/14/11	450,000	476,807
Mellon Financial Corp., 5.00%, 12/01/14 (e)	200,000	196,582
Morgan Stanley, 5.80%, 04/01/07	850,000	854,608
Morgan Stanley, 3.63%, 04/01/08	1,750,000	1,701,798
Morgan Stanley, 6.60%, 04/01/12	850,000	905,690
Morgan Stanley, 5.30%, 03/01/13	625,000	622,933
Morgan Stanley, 4.75%, 04/01/14	1,000,000	951,577
Morgan Stanley, 7.25%, 04/01/32	250,000	298,467
National Rural Utilities, 4.75%, 03/01/14	550,000	534,563
National Rural Utilities, 8.00%, 03/01/32	120,000	155,926
Prudential Financial, Inc., 3.75%, 05/01/08	655,000	637,373
Prudential Financial, Inc., 5.10%, 09/20/14	500,000	493,393
Prudential Financial, Inc., 5.75%, 07/15/33 (e)	250,000	248,284
Residential Capital Corp., 6.38%, 06/30/10	500,000	512,535
Residential Capital Corp., 6.88%, 06/30/15 (e)	300,000	322,436
Residential Capital Corp., 4.88%, 08/25/35 (d)	14,044,931	14,061,917
Royal Bank of Scotland Group, 5.00%, 11/12/13	400,000	394,654

Royal Bank of Scotland Group, 5.05%, 01/08/15 (e)	535,000	525,679
Royal Bank of Scotland Group, 4.70%, 07/03/18	800,000	749,533
SLM Corp., 5.38%, 05/15/14	1,850,000	1,844,171
Synovus Financial Corp., 4.88%, 02/15/13	150,000	146,030
Textron Financial Corp., 4.13%, 03/03/08	600,000	590,000
Wachovia Bank Commercial Mortgage, 4.64%, 10/15/15 (d)	30,000,000	30,010,442
Washington Mutual, Inc., 5.63%, 01/15/07	175,000	175,959
Washington Mutual, Inc., 4.38%, 01/15/08 (e)	750,000	740,680
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	445,527
Washington Mutual, Inc., 5.65%, 08/15/14	500,000	501,978
Washington Mutual Bank, 5.13%, 01/15/15 (e)	200,000	193,390

		245,213,634

Food & Related (0.9%)
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	50,000	47,932
Anheuser-Busch Co., Inc., 5.00%, 03/01/19	400,000	383,664
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	259,410
Archer Daniels Midland Co., 5.94%, 10/01/32	585,000	594,001
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	295,226
Campbell Soup Co., 4.88%, 10/01/13	400,000	387,669
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	146,172
Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	600,000	704,564
Coca-Cola Enterprises, Inc., 6.95%, 11/15/26	250,000	283,449
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28 (e)	395,000	439,773
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	157,946
Conagra Foods, Inc., 7.00%, 10/01/28	375,000	395,194
Diageo Capital PLC, 3.50%, 11/19/07	860,000	836,261
Diageo Capital PLC, 5.30%, 10/28/15	500,000	499,598
General Mills, Inc., 5.13%, 02/15/07	350,000	350,530
General Mills, Inc., 6.00%, 02/15/12	452,000	467,647
HJ Heinz Finance, 6.75%, 03/15/32	150,000	158,779
Kellogg Co., 2.88%, 06/01/08 (e)	1,025,000	975,203
Kraft Foods, Inc., 4.63%, 11/01/06 (e)	60,000	59,842
Kraft Foods, Inc., 4.13%, 11/12/09	1,000,000	964,259
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	804,213
Kraft Foods, Inc., 6.50%, 11/01/31 (e)	320,000	344,776
Kroger Co., 6.80%, 04/01/11	340,000	356,384
Kroger Co., 6.20%, 06/15/12	400,000	408,145
Kroger Co., 7.50%, 04/01/31 (e)	435,000	485,569
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	251,525
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	350,000	412,510
Pepsiamericas, Inc., 4.88%, 01/15/15	750,000	732,689
Safeway, Inc., 6.15%, 03/01/06	150,000	149,957
Safeway, Inc., 6.50%, 03/01/11	400,000	414,434
Safeway, Inc., 5.80%, 08/15/12 (e)	350,000	349,428
Sara Lee Corp., 6.25%, 09/15/11	425,000	436,103
Supervalu, Inc., 7.50%, 05/15/12	125,000	129,294

Sysco Corp., 5.38%, 09/21/35	180,000	173,910
Tricon Global Restaurant, 8.88%, 04/15/11	200,000	228,414
Unilever Capital Corp., 7.13%, 11/01/10	550,000	593,758
Unilever Capital Corp., 5.90%, 11/15/32	350,000	362,660
Wrigley JR Co., 4.65%, 07/15/15	365,000	351,999

		15,392,887

Healthcare Services (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12	500,000	523,970
Eli Lilly & Co., 7.13%, 06/01/25	200,000	237,563
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	98,757
Wellpoint, Inc., 5.95%, 12/15/34	200,000	201,917

		1,062,207

Healthcare-Services (0.0%)
Wellpoint, Inc., 5.00%, 12/15/14	400,000	388,818
Hotels (0.1%)
Harrah’s Operating Co., Inc., 7.13%, 06/01/07	400,000	409,190
Harrah’s Operating Co., Inc., 5.50%, 07/01/10	380,000	379,832
Harrah’s Operating Co., Inc., 5.63%, 06/01/15	500,000	488,798
Harrah’s Operating Co., Inc., 5.75%, 10/01/17 (b)	375,000	362,607

		1,640,427

Household Products (0.0%)
Clorox Co., 4.20%, 01/15/10	530,000	510,484

Insurance (0.8%)
Allstate Corp., 6.13%, 02/15/12	430,000	449,784
Allstate Corp., 6.13%, 12/15/32	200,000	208,013
Allstate Corp., 5.55%, 05/09/35	150,000	145,183
American General Corp., 7.50%, 07/15/25	250,000	301,509
American International Group, 5.05%, 10/01/15 (b)	250,000	243,468
Berkley Corp., 5.13%, 09/30/10	175,000	173,198
Berkshire Hathaway, Inc., 4.13%, 01/15/10	1,400,000	1,355,234
Berkshire Hathaway, Inc., 4.85%, 01/15/15	600,000	584,707
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	400,000	478,609
Hartford Financial Services Group, 4.75%, 03/01/14	200,000	192,678
Hartford Life, Inc., 7.38%, 03/01/31	100,000	120,072
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	193,317
ING Sec Life Institutional Fund, 4.25%, 01/15/10 (b)	2,000,000	1,942,944
Marsh & McLennan Cos., Inc., 6.25%, 03/15/12	175,000	181,908
Mash & McLennan Cos., Inc., 5.75%, 09/15/15	920,000	919,934
MetLife, Inc., 6.13%, 12/01/11	1,085,000	1,136,876
MetLife, Inc., 5.70%, 06/15/35	300,000	296,558
Monumental Global Funding II, 4.38%, 07/30/09	500,000	487,837
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	204,835
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	136,063
North Front Pass, 5.81%, 12/15/24	500,000	497,602
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	158,054

Progressive Corp., 6.25%, 12/01/32 (e)	150,000	160,607
RLI Corp., 5.95%, 01/15/14 (e)	200,000	197,297
St. Paul Travelers Companies, Inc., 5.01%, 08/16/07	225,000	224,361
Travelers Property Casualty Corp., 6.38%, 03/15/33 (e)	200,000	209,332
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	247,607
Willis Group North America, Inc., 5.63%, 07/15/15	300,000	299,446
XL Capital Ltd., 5.25%, 09/15/14	1,020,000	993,078

		12,740,111

Manufacturing (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	177,463
Dover, Corp., 4.88%, 10/15/15	380,000	369,246
Honeywell International, Inc., 6.13%, 11/01/11	250,000	262,091
Norsk Hydro AS, 6.36%, 01/15/09	460,000	476,513
Tyco International Group SA, 6.13%, 01/15/09	635,000	649,513
Tyco International Group SA, 6.00%, 11/15/13	1,100,000	1,135,040
Tyco International Group SA, 6.88%, 01/15/29	125,000	137,369

		3,207,235

Medical Products (0.3%)
Amgen, Inc., 4.00%, 11/18/09	325,000	314,140
Baxter International, Inc., 4.63%, 03/15/15 (e)	130,000	122,546
Boston Scientific, 5.45%, 06/15/14 (e)	600,000	590,866
Johnson & Johnson, 4.95%, 05/15/33	700,000	668,695
Medtronic, Inc., 4.38%, 09/15/10	315,000	307,464
Quest Diagnostic, Inc., 5.45%, 11/01/15 (b)	550,000	548,306
Wyeth, 5.50%, 02/01/14	1,150,000	1,158,124
Wyeth, 6.50%, 02/01/34	350,000	380,126

		4,090,267

Metals & Minerals (0.2%)
Alcan, Inc., 6.45%, 03/15/11	75,000	78,868
Alcan, Inc., 4.50%, 05/15/13	230,000	217,653
Alcan, Inc., 5.75%, 06/01/35 (e)	700,000	674,051
Alcoa, Inc., 6.00%, 01/15/12	310,000	322,089
Barrick Gold Finance, Inc., 4.88%, 11/15/14	390,000	375,604
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	389,986
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	127,586
Inco Ltd., 7.75%, 05/15/12	300,000	332,085
Newmont Mining Corp., 5.88%, 04/01/35	400,000	389,543
Noranda, Inc., 6.20%, 06/15/35	300,000	289,153
Placer Dome, Inc., 6.38%, 03/01/33	235,000	242,357
Vale Overseas Ltd., 6.25%, 01/11/16	250,000	250,000

		3,688,975

Multimedia (0.6%)
AOL Time Warner, Inc., 6.13%, 04/15/06 (e)	475,000	475,964
AOL Time Warner, Inc., 6.88%, 05/01/12 (e)	1,545,000	1,640,829
AOL Time Warner, Inc., 6.88%, 06/15/18	298,000	313,874

AOL Time Warner, Inc., 7.63%, 04/15/31	300,000	333,267
AOL Time Warner, Inc., 7.70%, 05/01/32	1,130,000	1,267,653
Belo Corp., 8.00%, 11/01/08	145,000	152,930
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	185,471
Gannet Co., Inc., 5.50%, 04/01/07	185,000	185,392
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	288,262
News America Holdings, Inc., 9.25%, 02/01/13 (e)	200,000	240,483
News America Holdings, Inc., 5.30%, 12/15/14	500,000	491,360
News America Holdings, Inc., 8.00%, 10/17/16	200,000	233,654
News America Holdings, Inc., 7.28%, 06/30/28	130,000	139,807
News America Holdings, Inc., 6.20%, 12/15/34	500,000	488,148
Reed Elsevier Capital, 6.13%, 08/01/06	300,000	301,613
Viacom, Inc., 5.63%, 05/01/07	1,000,000	1,003,758
Viacom, Inc., 5.63%, 08/15/12	250,000	249,253
Viacom, Inc., 7.88%, 07/30/30	135,000	153,249
Viacom, Inc., 5.50%, 05/15/33	200,000	174,782
Walt Disney Co., 5.38%, 06/01/07 (e)	725,000	728,358
Walt Disney Co., 6.38%, 03/01/12 (e)	236,000	249,119
Walt Disney Co., 6.20%, 06/20/14	400,000	418,402

		9,715,628

Natural Gas Transmission (0.0%)
Texas Gas Transmission Corp., 4.60%, 06/01/15	300,000	281,943

Non-Hazardous Waste Disposal (0.1%)
Waste Management, Inc., 7.38%, 08/01/10	250,000	271,024
Waste Management, Inc., 6.38%, 11/15/12	350,000	368,652
Waste Management, Inc., 7.00%, 7/15/28	275,000	305,392

		945,068

Oil & Gas (1.5%)
AGL Capital Corp., 4.45%, 04/15/13	300,000	285,884
Amerada Hess Corp., 7.30%, 08/15/31	600,000	697,753
Anadarko Petroleum Corp., 7.50%, 05/01/31	505,000	611,086
Apache Corp., 6.25%, 04/15/12 (e)	390,000	417,048
Apache Corp., 7.63%, 07/01/19	100,000	121,139
Apache Finance Canada, 4.38%, 05/15/15	400,000	379,306
Atmos Energy Corp., 5.13%, 01/15/13	225,000	220,822
Australian Gas Light Co., 5.30%, 09/25/15 (b)	150,000	146,900
BP Amoco PLC, 5.90%, 04/15/09	200,000	206,771
BP Capital Markets America, 4.20%, 06/15/18	250,000	227,480
Brascan Corp., 5.75%, 03/01/10	305,000	309,146
Burlington Resources Finance Co., 6.40%, 08/15/11	210,000	223,518
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	375,073
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	88,048

ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	485,948
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	137,747
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	470,001
Conoco Funding Co., 6.35%, 10/15/11	600,000	637,609
Conoco Funding Co., 4.75%, 10/15/12 (e)	1,300,000	1,280,786
Conoco, Inc., 6.95%, 04/15/29	170,000	201,570
ConocoPhillips, 5.90%, 10/15/32	300,000	315,797
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	60,102
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	277,134
Devon Financing Corp., 6.88%, 09/30/11	490,000	531,327
EnCana Corp., 4.75%, 10/15/13	575,000	556,268
Encana Holdings Finance Corp., 5.80%, 05/01/14	425,000	438,747
Enterprise Products, 5.60%, 10/15/14	800,000	795,577
Halliburton Co., 5.50%, 10/15/10 (e)	400,000	406,746
Keyspan Corp., 7.63%, 11/15/10	210,000	232,101
Keyspan Corp., 5.80%, 04/01/35	400,000	400,916
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	383,132
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	164,699
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12	300,000	316,227
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	350,000	331,658
Kinder Morgan Energy Partners LP, 5.15%, 03/01/15	165,000	159,537
Marathon Oil Corp, 6.80%, 03/15/32	200,000	227,013
Marathon Oil Corp., 5.38%, 06/01/07	810,000	813,361
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	124,942
Murphy Oil Corp., 6.38%, 05/01/12	100,000	105,710
Nabors, Inc., 5.38%, 08/15/12	70,000	70,608
Nexen, Inc., 5.05%, 11/20/13	500,000	488,756
Nexen, Inc., 5.88%, 03/10/35	225,000	219,144
Occidental Petroleum, 6.75%, 01/15/12	450,000	489,951
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,075,624
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,015,979
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	690,000
Pemex Project Funding Master Trust Corp., 6.63%, 06/15/35 (b)(e)	250,000	250,250
PETRO-CANADA, 5.95%, 05/15/35	300,000	300,548
Petroleos Mexicanos, 8.85%, 09/15/07 (b)	475,000	503,025
Praxair, Inc., 6.50%, 03/01/08	390,000	401,617
PTT Public Co. Ltd., 5.88%, 08/03/35 (b)	300,000	283,545
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	636,227
Talisman Energy, Inc., 7.25%, 10/15/27	225,000	257,773
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	300,000	372,184

Valero Energy Corp., 6.88%, 04/15/12	1,000,000	1,081,408
Valero Energy Corp., 7.50%, 04/15/32	200,000	240,558
XTO Energy, Inc., 4.90%, 02/01/14	250,000	242,759
XTO Energy, Inc., 5.30%, 06/30/15	475,000	471,852

		23,256,437

Paper & Forest Products (0.2%)
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	300,000	288,092
International Paper Co., 4.00%, 04/01/10	850,000	803,400
International Paper Co., 5.85%, 10/30/12	300,000	302,921
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	286,307
Norske Skogindustrier, 6.13%, 10/15/15 (b)	150,000	143,090
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)	80,000	74,966
Westvaco Corp., 7.95%, 02/15/31	200,000	225,116
Weyerhaeuser Co., 5.95%, 11/01/08 (e)	309,000	314,357
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	765,538
Weyerhaeuser Co., 7.38%, 03/15/32 (e)	375,000	413,862

		3,617,649

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.63%, 07/01/06 (e)	104,000	104,370
Abbott Laboratories, 6.40%, 12/01/06	550,000	556,209
Abbott Laboratories, 5.40%, 09/15/08	250,000	252,774
Abbott Laboratories, 3.50%, 02/17/09	200,000	191,931
Astrazeneca PLC, 5.40%, 06/01/14	500,000	509,052
Genentech, Inc., 4.40%, 07/15/10	280,000	274,019
GlaxoSmithKline PLC, 5.38%, 04/15/34	340,000	335,355
Merck & Co., Inc., 6.40%, 03/01/28	125,000	131,343
Merck & Co., Inc., 5.95%, 12/01/28	275,000	276,513
Pfizer, Inc., 4.65%, 03/01/18	450,000	425,286
Pharmacia Corp., 6.60%, 12/01/28	300,000	341,731
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	240,000	241,114
Wyeth, 5.50%, 02/15/16 (b)	250,000	250,765

		3,890,462

Pipelines (0.1%)
CenterPoint Energy Resources, 7.88%, 04/01/13	600,000	681,484
Panhandle Eastern Pipelines, 2.75%, 03/15/07	400,000	389,160
Plains All American Pipeline, 5.63%, 12/15/13	560,000	562,252
TGT Pipelines LLC, 5.20%, 06/01/18	150,000	143,667

		1,776,563

Publishing - Newspapers (0.1%)
Gannett Co., 6.38%, 04/01/12	400,000	413,301
Thomson Corp., 4.25%, 08/15/09	425,000	411,833

		825,134

Real Estate Investment Trusts (0.4%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	159,995
Brandywine Operating Partners, 5.63%, 12/15/10	305,000	305,000

BRE Properties, Inc., 5.95%, 03/15/07	140,000	140,758
Camden Property Trust, 5.00%, 06/15/15	250,000	238,639
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	608,290
CenterPoint Properties Corp., 4.75%, 08/01/10	350,000	338,996
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	255,908
Duke Realty Corp., 5.25%, 01/15/10	300,000	299,264
EOP Operating LP, 6.75%, 02/15/12	200,000	212,045
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	297,687
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	298,962
JDN Realty Corp., 6.95%, 08/01/07	20,000	20,267
Liberty Property LP, 7.25%, 03/15/11	65,000	70,287
Prologis, 5.25%, 11/15/10 (b)(e)	800,000	797,489
Simon Property Group LP, 4.60%, 06/15/10	400,000	389,878
Simon Property Group LP, 5.10%, 06/15/15	500,000	482,528
Spieker Properties LP, 7.65%, 12/15/10	1,000,000	1,121,460
Washington REIT, 5.25%, 01/15/14	200,000	197,937
Westfield Capital Corp., 5.13%, 11/15/14 (b)	260,000	254,514

		6,489,904

Research & Development (0.0%)
Science Applications International Co., 5.50%, 07/01/33 (b)	300,000	278,475

Retail (0.4%)
CVS Corp., 4.00%, 09/15/09	200,000	191,978
Limited Brands, Inc., 6.13%, 12/01/12	250,000	250,941
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	447,240
Staples, Inc., 7.13%, 08/15/07	500,000	514,692
Target Corp., 10.00%, 01/01/11	112,000	133,782
Target Corp., 6.35%, 01/15/11	210,000	222,471
Target Corp., 7.00%, 07/15/31	295,000	351,149
Target Corp., 6.35%, 11/01/32	230,000	255,546
Wal-Mart Stores, Inc., 6.88%, 08/10/09	1,390,000	1,475,900
Wal-Mart Stores, Inc., 4.13%, 07/01/10	700,000	676,762
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	625,667
Wal-Mart Stores, Inc., 7.55%, 02/15/30	200,000	251,028
Wal-Mart Stores, Inc., 5.25%, 09/01/35	800,000	763,052

		6,160,208

Special Purpose Entity (0.7%)
Commercial Mortgage Pass Through, 4.57%, 04/15/17 (d)	7,239,627	7,238,644
Morgan Stanley TRACERS, 5.87%, 03/01/07 (b) (d)	3,936,000	3,949,737
Morgan Stanley TRACERS, 5.38%, 10/15/15 (b) (d)	820,000	813,934

		12,002,315

Telecommunications (2.0%)
Alltel Corp., 7.00%, 07/01/12 (e)	640,000	699,210
America Movil SA de CV, 5.75%, 01/15/15	500,000	496,250
America Movil SA de CV, 6.38%, 03/01/35	300,000	288,680
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	153,619

AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	86,220
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	714,177
Bellsouth Corp., 4.20%, 09/15/09	600,000	580,477
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,472,502
Bellsouth Corp., 5.20%, 09/15/14	850,000	837,840
Bellsouth Corp., 6.55%, 06/15/34	300,000	312,840
Bellsouth Corp., 6.00%, 11/15/34	200,000	195,531
British Telecom PLC, 8.38%, 12/15/10	1,720,000	1,949,299
British Telecom PLC, 8.88%, 12/15/30	100,000	131,563
Cingular Wireless LLC, 7.13%, 12/15/31	700,000	784,205
Clear Channel Communications, Inc., 4.25%, 05/15/09 (e)	600,000	576,419
Clear Channel Communications, Inc., 7.65%, 09/15/10 (e)	200,000	212,835
Clear Channel Communications, Inc., 5.50%, 09/15/14 (e)	510,000	480,594
Cox Communications, Inc., 5.50%, 10/01/15 (e)	300,000	289,521
Deutsche Telecom International Finance, 3.88%, 07/22/08	700,000	682,272
Deutsche Telekom International Finance, 5.25%, 07/22/13	850,000	837,671
Deutsche Telekom International Finance, 8.25%, 06/15/30	625,000	779,728
France Telecom, 7.75%, 03/01/11	650,000	721,144
France Telecom, 8.50%, 03/01/31	690,000	901,691
GTE Corp., 6.84%, 04/15/18	350,000	372,670
GTE Corp., 6.94%, 04/15/28	250,000	263,224
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	571,655
Motorola, Inc., 7.50%, 05/15/25	350,000	415,022
SBC Communications, Inc., 4.13%, 09/15/09	750,000	722,330
SBC Communications, Inc., 5.30%, 11/15/10	650,000	648,751
SBC Communications, Inc., 6.25%, 03/15/11	805,000	836,853
SBC Communications, Inc., 5.88%, 08/15/12	720,000	735,861
SBC Communications, Inc., 5.10%, 09/15/14	500,000	484,756
SBC Communications, Inc., 6.15%, 09/15/34	1,225,000	1,206,097
Sprint Capital Corp., 6.13%, 11/15/08	850,000	871,443
Sprint Capital Corp., 6.38%, 05/01/09 (e)	375,000	387,657
Sprint Capital Corp., 8.38%, 03/15/12	1,795,000	2,070,982
Sprint Capital Corp., 8.75%, 03/15/32	900,000	1,176,949
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	621,150
Telecom Italia Capital, 4.95%, 09/30/14	500,000	472,686
Telecom Italia Capital, 6.00%, 09/30/34 (e)	390,000	369,300
Univision Communication, Inc., 7.85%, 07/15/11	250,000	274,769
Verizon Global Funding Corp., 7.25%, 12/01/10	450,000	485,632
Verizon Global Funding Corp., 6.88%, 06/15/12 (e)	80,000	85,972

Verizon Global Funding Corp., 7.38%, 09/01/12 (e)	885,000	977,090
Verizon Global Funding Corp., 4.38%, 06/01/13	625,000	587,008
Verizon Global Funding Corp., 4.90%, 09/15/15	300,000	287,570
Verizon Global Funding Corp., 7.75%, 12/01/30	1,000,000	1,161,667
Verizon Global Funding Corp., 5.85%, 09/15/35	200,000	188,586

		30,459,968

Tobacco (0.0%)
Altria Group, Inc., 7.00%, 11/04/13	600,000	652,066

Tools & Accessories (0.0%)
Black & Decker Corp., 4.75%, 11/01/14	390,000	363,965
Stanley Works, 4.90%, 11/01/12	225,000	220,776

		584,741

Transportation & Shipping (0.5%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11 (e)	365,000	391,394
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	450,020
Canadian National Railway Co., 6.90%, 07/15/28	410,000	475,531
Carnival Corp., 3.75%, 11/15/07	500,000	488,759
CSX Corp., 7.45%, 05/01/07	180,000	184,989
CSX Corp., 6.25%, 10/15/08	1,050,000	1,079,810
CSX Corp., 6.75%, 03/15/11 (e)	225,000	239,803
CSX Corp., 5.50%, 08/01/13	240,000	242,345
FedEx Corp., 2.65%, 04/01/07	700,000	680,705
Norfolk Southern Corp., 6.75%, 02/15/11	835,000	895,848
Norfolk Southern Corp., 5.59%, 05/17/25	143,000	141,064
Norfolk Southern Corp., 7.25%, 02/15/31	457,000	545,956
TTX Co., 4.90%, 03/01/15 (b)	375,000	360,887
Union Pacific Corp., 5.75%, 10/15/07	545,000	551,302
Union Pacific Corp., 3.63%, 06/01/10 (e)	410,000	385,693
Union Pacific Corp., 5.38%, 06/01/33	105,000	99,184
Union Pacific Corp., 6.25%, 05/01/34	400,000	424,239
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	260,693

		7,898,222

Total Corporate Bonds		522,792,255

SOVEREIGN BONDS (2.0%)
Canada (0.5%)
Canadian Natural Resources, 4.90%, 12/01/14 (b)	475,000	461,414
Government of Canada, 5.25%, 11/05/08	1,630,000	1,661,486
Ontario Province, 5.50%, 10/01/08	350,000	355,600
Ontario Province, 4.38%, 02/15/13 (e)	725,000	705,556
Providence of Manitoba, 7.50%, 02/22/10	500,000	547,934
Province of British Columbia, 4.63%, 10/03/06	100,000	99,873
Province of British Columbia, 5.38%, 10/29/08	400,000	405,939
Province of British Columbia, 4.30%, 05/30/13	270,000	263,700
Province of Ontario, 3.38%, 01/15/08	1,000,000	971,351
Province of Ontario, 4.75%, 01/19/16	500,000	492,239
Province of Quebec, 5.00%, 07/17/09	1,400,000	1,406,838
Quebec Province, 4.60%, 05/26/15	400,000	387,336
Quebec Province, 7.50%, 09/15/29	980,000	1,270,663

		9,029,929

Chile (0.1%)
Republic of Chile, 5.63%, 07/23/07	900,000	908,460
Republic of Chile, 5.50%, 01/15/13	300,000	305,550

		1,214,010

China (0.0%)
People’s Republic of China, 4.75%, 10/29/13 (e)	500,000	487,671

Denmark (0.1%)
KFW International Finance, 4.13%, 10/15/14	1,200,000	1,148,640

Finland (0.1%)
Republic of Finland, 5.88%, 02/27/06	300,000	300,246
Republic of Finland, 4.75%, 03/06/07	700,000	698,125

		998,371

Italy (0.4%)
Republic of Italy, 4.00%, 06/16/08	800,000	785,282
Republic of Italy, 3.25%, 05/15/09	1,700,000	1,619,261
Republic of Italy, 4.38%, 06/15/13	950,000	923,481
Republic of Italy, 4.50%, 01/21/15 (e)	1,590,000	1,527,641
Republic of Italy, 6.88%, 09/27/23	425,000	499,148
Republic of Italy, 5.38%, 06/15/33	900,000	898,529

		6,253,342

Korea (0.1%)
Bank of Korea Corp., 4.63%, 03/16/10	700,000	686,375
Korea Developmental Bank, 5.75%, 09/10/13	200,000	205,698
Republic of Korea, 4.25%, 06/01/13 (e)	1,200,000	1,133,363

		2,025,436

Luxembourg (0.1%)
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	971,387

Mexico (0.5%)
United Mexican States, 9.88%, 02/01/10	2,750,000	3,216,125
United Mexican States, 6.38%, 01/16/13 (e)	2,775,000	2,938,725
United Mexican States, 7.50%, 04/08/33	775,000	906,363
United Mexican States, 6.75%, 09/27/34	1,160,000	1,241,200

		8,302,413

Poland (0.0%)
Republic of Poland, 5.00%, 10/19/15	380,000	375,440

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14 (e)	350,000	376,250

United Kingdom (0.1%)
Vodafone Group PLC, 7.75%, 02/15/10	150,000	163,673
Vodafone Group PLC, 5.00%, 12/16/13	1,125,000	1,098,567
Vodafone Group PLC, 7.88%, 02/15/30	350,000	425,971

		1,688,211

Total Sovereign Bonds		32,871,100

MUNICIPAL BONDS (0.1%)
Illinois (0.0%)
State Taxable Pension GO, 5.10%, 06/01/33	700,000	677,551

Texas (0.1%)
City of Dallas, 5.25%, 02/15/24	1,200,000	1,200,408

Total Municipal Bonds		1,877,959

Cash Equivalents (2.9%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $46,735,466)	$46,729,871	46,729,871

Total Cash Equivalents		46,729,871

Short-Term Securities Held as Collateral for Securities Lending (14.2%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	230,742,372	230,742,372
Total Short-Term Securities Held as Collateral for Securities Lending		230,742,372

Total Investments (Cost $2,014,427,572) (a) - 122.7%		1,996,201,027
Liabilities in excess of other assets - (22.7)%		(369,110,822)

NET ASSETS - 100.0%		$1,627,090,205

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Mortgage Dollar Rolls.

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2006.

(e)	All or part of the security was on loan as of January 31, 2006.

TBA	To Be Announced
TRACERS	Tradable Custodial Receipts

Gartmore International Index Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (92.8%)
AUSTRALIA (4.8%)
Airlines (0.0%)
Qantas Airways Ltd. (c)	108,155	$337,662

Apparel (0.0%)
Billabong International Ltd. (c)	134	1,497

Banks (1.4%)
Australia & New Zealand Banking Group Ltd. (c)	224,021	4,232,325
Commonwealth Bank of Australia (c)	158,159	5,343,780
Macquarie Bank Ltd. (c) (d)	33,996	1,755,898
National Australia Bank Ltd. (c)	226,974	5,833,694
Suncorp-Metway Ltd. (c)	62,925	1,053,271
Westpac Banking Corp. Ltd. (c) (d)	256,849	4,530,410

		22,749,378

Brewery (0.1%)
Foster’s Group Ltd. (c)	237,519	946,953
Lion Nathan Ltd. (c)	1,340	7,592

		954,545

Building & Construction (0.3%)
Boral Ltd. (c)	79,450	540,548
CSR Ltd. (c)	124,762	400,284
James Hardie Industries NV (c)	58,218	387,655
Leighton Holdings Ltd. (c) (d)	37,177	570,238
Multiplex Group (c) (d)	192,870	477,511
Rinker Group Ltd. (c)	152,750	1,941,030

		4,317,266

Casino & Gambling (0.0%)
Aristocrat Leisure Ltd. (c) (d)	57,873	504,830
Unitab Ltd. (c)	16,712	158,653

		663,483

Commercial Services (0.1%)
Brambles Industries Ltd. (c) (d)	148,947	1,121,980
Mayne Nickless Ltd. (c)	100,202	261,247

		1,383,227

Computer Software & Services (0.0%)
Computershare Ltd. (c)	18,186	94,819

Consumer Products (0.0%)
Pacific Brands Ltd. (c)	56,551	94,038

Diversified (0.2%)
Futuris Corp. Ltd. (c)	67,964	110,491
Orica Ltd. (c)	19,652	325,268
Patrick Corp. Ltd. (c)	145,076	746,634
Wesfarmers Ltd. (c) (d)	49,239	1,416,593

		2,598,986

Energy (0.3%)
Alinta Ltd. (c)	284	2,331
Australian Gas and Light Co. Ltd. (c) (d)	50,921	693,442
Caltex Australia Ltd. (c)	169	2,479
Origin Energy Ltd. (c)	47,414	262,493
Santos Ltd. (c)	82,428	819,451

Woodside Petroleum Ltd. (c)	71,776	2,463,000

		4,243,196

Engineering (0.0%)
Downer EDI Ltd. (c)	200	1,118

Entertainment (0.1%)
TABCORP Holdings Ltd. (c)	71,987	826,949

Financial Services (0.1%)
Australian Stock Exchange Ltd. (c)	600	15,859
Babcock & Brown Ltd. (c)	7,530	103,015
Challenger Financial Services Group Ltd. (c) (d)	136,840	416,575
Perpetual Trustees Australia Ltd. (c) (d)	160	8,761
SFE Corp. Ltd. (c) (d)	46,358	485,926

		1,030,136

Food Products (0.2%)
Coles Myer Ltd. (c)	172,205	1,361,217
Woolworths Ltd. (c)	148,211	1,937,285

		3,298,502

Food & Beverage (0.0%)
Coca-Cola Amatil Ltd. (c) (d)	62,086	359,980

Healthcare (0.0%)
Cochlear Ltd. (c) (d)	14,207	495,181
DCA Group Ltd. (c)	300	816

		495,997

Industrial (0.1%)
BHP Steel Ltd. (c)	99,544	590,019
OneSteel Ltd. (c)	121,136	344,539

		934,558

Insurance (0.3%)
AMP Ltd. (c)	255,675	1,589,918
AXA Asia Pacific Holdings Ltd. (c) (d)	163,563	674,061
Insurance Australia Group Ltd. (c)	222,087	936,322
QBE Insurance Group Ltd. (c) (d)	107,839	1,577,229

		4,777,530

Investment Companies (0.1%)
Macquarie Airports (c)	5,060	11,889
Macquarie Communications	94,409	412,187
Infrastructure Group (c) (d)
Macquarie Infrastructure Group (c)	347,002	926,528

		1,350,604

Manufacturing (0.0%)
Ansell Ltd. (c)	21,093	170,088

Medical & Medical Services (0.0%)
Sonic Healthcare Ltd. (c)	1,459	16,526

Metals & Mining (0.3%)
Newcrest Mining Ltd. (c)	58,414	1,166,215
Rio Tinto Ltd. (c)	39,528	2,265,176
WMC Ltd. (c)	141,843	811,432

		4,242,823

Minerals (0.6%)
BHP Billiton Ltd. (c)	496,143	9,755,803
Iluka Resources Ltd. (c) (d)	68,235	380,415

		10,136,218

Multi-Media (0.0%)
APN News & Media Ltd. (c)	234	829
Publishing & Broadcasting Ltd. (c)	26,129	327,807

		328,636

Paper Products (0.0%)
Amcor Ltd. (c) (d)	135,692	700,839

Paperlinx Ltd. (c)	37,495	97,185

		798,024

Pharmaceuticals (0.1%)
CSL Ltd. (c) (d)	26,031	853,622
Mayne Pharma Ltd. (b)	100,202	193,681

		1,047,303

Printing & Publishing (0.0%)
John Fairfax Holdings Ltd. (c) (d)	177,108	569,431

Property Trust (0.4%)
Centro Properties Group (c)	64,033	298,720
Commonwealth Property Office Fund (c)	184,635	179,762
DB RREEF Trust (c) (d)	424,684	440,324
Gandel Retail Trust (c) (d)	216,863	313,450
General Property Trust (c) (d)	312,427	957,010
ING Industrial Fund (c)	2,882	4,864
Investa Property Group (c) (d)	205,222	309,236
Macquarie Goodman Group (c)	60,541	222,054
Mirvac Group (c)	211,536	650,266
Stockland Trust Group (c)	171,944	845,126
Westfield Group (c)	189,186	2,535,508

		6,756,320

Public Thoroughfares (0.0%)
Transurban Group (c) (d)	145,604	787,625

Real Estate (0.0%)
Lend Lease Corp. Ltd. (c)	65,603	721,165

Retail (0.0%)
Harvey Norman Holdings Ltd. (c)	33,787	83,624

Telecommunications (0.1%)
Telstra Corp. Ltd. (c)	285,476	861,676

Transportation (0.0%)
Toll Holdings Ltd. (c) (d)	41,214	353,344

		77,386,274

AUSTRIA (0.4%)
Airports (0.0%)
Flughafen Wien AG (c)	31	2,447

Banks (0.1%)
Ersete Bank Der Oesterreichischen Sparkassen AG (c)	24,165	1,347,158

Building & Construction (0.0%)
Wienerberger AG (c) (d)	9,564	422,015

Energy (0.1%)
OMV AG (c)	23,397	1,657,049

Industrial (0.0%)
Andritz AG (c)	4,197	482,680

Manufacturing (0.0%)
RHI AG (b) (c) (d)	8,930	251,206

Paper Products (0.0%)
Mayr-Melnhof Karton AG (c)	17	2,550

Real Estate (0.0%)
Immofinanz Immobilien Anlagen AG (b) (c)	18,434	189,985
Meinl European Land Ltd. (b) (c)	108	2,014

		191,999

Steel (0.1%)
Boehler-Uddeholm AG (c)	2,508	485,061
Voest-Alpine AG (c)	2,861	337,458

		822,519

Telecommunications (0.1%)
Telekom Austria AG (c)	48,912	1,184,688

Utilities (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG (c)	112	50,143

		6,414,454

BELGIUM (1.1%)
Banks (0.5%)
Dexia (c)	83,405	2,050,007
Fortis (c)	166,419	5,789,958
KBC Bankverzekeringsholding (c)	26,162	2,627,161

		10,467,126

Brewery (0.1%)
Interbrew (c)	19,993	941,403

Chemicals (0.1%)
Solvay SA (c)	7,165	809,647

Consumer Cyclicals (0.0%)
D’ Ieteren NV (c)	381	107,638

Diversified (0.1%)
Groupe Bruxelles Lambert SA (c)	10,122	1,133,486

Electronics (0.0%)
Barco NV (c) (d)	2,459	207,623

Food Products (0.0%)
Colruyt NV (c)	1,159	164,746

Manufacturing (0.0%)
Bekaert SA (c)	62	6,141

Metals (0.1%)
Umicore (c)	6,530	859,571

Pharmaceuticals (0.1%)
Omega Pharma SA (c)	2,884	157,167
UCB SA (c)	13,329	658,352

		815,519

Photographic Products (0.0%)
AGFA Gevaert NV (c)	14,758	254,759

Real Estate (0.0%)
Cofinimmo (c)	660	106,558

Retail (0.0%)
Delhaize Le Lion SA (c) (d)	10,815	743,604

Telecommunications (0.1%)
Belgacom SA (c)	29,544	910,870
Mobistar SA (c) (d)	1,568	118,033

		1,028,903

Transportation (0.0%)
Compagnie Maritime Belge SA (c)	5,335	176,470
Euronav SA (c)	5,335	158,666

		335,136

		17,981,860

DENMARK (0.8%)
Banks (0.1%)
Danske Bank AS (c)	66,620	2,340,328

Brewery (0.0%)
Carlsberg AG (c)	5,891	338,375

Building & Construction (0.0%)
FLSmidth & Co. A/S (c)	13	388

Diversified (0.0%)
NKT Holding A/S (c)	17	853

Electronics (0.1%)
Bang & Olufsen AS (c) (d)	2,558	283,947
Vestas Wind Systems AS (b) (c) (d)	33,311	656,918

		940,865

Food Products (0.0%)
Danisco AS (c)	10,357	791,125
East Asiatic Co. Ltd. (c)	91	9,202

		800,327

Healthcare (0.0%)
Coloplast AS (c) (d)	3,108	203,932

Insurance (0.0%)
Topdanmark AS (b) (c)	2,908	291,949

Medical Products (0.0%)
William Demant Holding AS (b) (c)	159	9,069

Pharmaceuticals (0.2%)
H. Lunbeck AS (c)	4,254	94,882
Novo Nordisk AS, Class B (c)	39,968	2,233,481
Novozymes AS, Class B (c)	2,955	164,256

		2,492,619

Security Services (0.0%)
Group 4 Securicor PLC (c)	85,993	260,316

Telecommunications (0.3%)
GN Store Nord AS (GN Great Nordic) (c)	39,917	570,193
TDC AS (c)	33,067	2,104,108

		2,674,301

Transportation (0.1%)
Dampskibsselskabet Svendborg AS (c)	159	1,585,359
Dampskibsselskabet Torm AS (c)	13	641
DSV, De Sammensluttede Vognmaend (c)	3,225	448,493

		2,034,493

		12,387,815

FINLAND (1.4%)
Building & Construction (0.0%)
YIT-Yhtyma Oyj (b) (c)	78	3,722

Computer Software & Services (0.0%)
TietoEnator Oyj (c)	12,039	468,001

Energy (0.0%)
Neste Oil Oyj (b) (c)	22,674	733,632

Financial Services (0.1%)
Sampo Insurance Co. Oyj (c)	52,906	1,031,078

Food Products (0.0%)
Kesko Oyj (c)	9,736	288,783

Industrial (0.0%)
Metso Oyj (c)	16,956	555,836

Machinery & Equipment (0.1%)
KCI Konecranes Oyj (c) (d)	7,293	399,819
Kone Corporation, Class B (b) (c)	11,584	466,931

		866,750

Manufacturing (0.0%)
Amer Group Ltd. (c) (d)	9,151	176,325
Uponor Oyj (c) (d)	9,034	222,968
Wartsila Corp. (c)	5,543	181,546

		580,839

Metal Fabricate & Hardware (0.0%)
Rautaruukki Oyj (c)	19,196	579,504

Metals (0.0%)
Outokumpu Oyj (c)	3,277	56,479

Oil & Gas (0.1%)
Fortum Oyj (c)	66,172	1,478,575

Paper Products (0.3%)
Stora Enso Oyj (c)	91,948	1,273,201
UPM-Kymmene Oyj (c)	82,081	1,679,260

		2,952,461

Pharmaceuticals (0.0%)
Orion Oyj (c)	8,093	163,709

Telecommunications (0.8%)
Elisa Oyj (c)	8,593	169,501
Nokia Oyj (c) (d)	622,292	11,413,867

		11,583,368

Tire & Rubber (0.0%)
Nokian Renkaat Oyj (b) (c) (d)	20,780	321,106

Transportation (0.0%)
Cargotec Corp., Class B (b) (c)	5,792	220,588

		21,884,431

FRANCE (8.4%)
Advertising (0.0%)
PagesJaunes SA (c)	7,046	179,411
Publicis Groupe SA (c)	12,076	456,522

		635,933

Aerospace & Defense (0.2%)
European Aeronautic Defence & Space Co. (c)	35,556	1,392,406
Thales SA (c) (d)	15,995	773,481
Zodiac SA (c)	5,627	360,968

		2,526,855

Airlines (0.0%)
Air France (c)	15,894	361,476

Apparel (0.0%)
Hermes International (c)	2,073	533,734

Automotive (0.3%)
PSA Peugeot Citroen (c)	24,495	1,452,572
Renault SA (c) (d)	24,726	2,331,356
Valeo SA (c)	16,280	655,651

		4,439,579

Banks (1.1%)
Banque Nationale de Paris (c)	107,478	9,580,183
Credit Agricole SA (c)	74,971	2,645,270
Societe BIC SA (c)	301	19,355
Societe Generale (c)	44,349	5,855,548

		18,100,356

Building & Construction (0.4%)
Compagnie Francaise d’Etudes et de Construction Technip SA (c)	16,900	1,150,668
Imerys SA (c)	898	74,042
Lafarge SA (c) (d)	27,997	2,943,191
Vinci SA (c) (d)	21,952	2,045,978

		6,213,879

Chemicals (0.2%)
L’Air Liquide SA (c) (d)	16,134	3,315,620

Computer Software & Services (0.2%)
Atos Origin SA (b) (c)	7,861	582,445
Business Objects SA (b) (c)	15,218	630,729
Cap Gemini SA (b) (c)	23,417	1,070,370
Dassault Systems SA (c)	4,261	254,766

		2,538,310

Cosmetics & Personal Care (0.2%)
L’Oreal SA (c) (d)	36,016	2,921,661

Electronics & Electrical Equipment (0.3%)
Sagem SA (c)	14,885	393,066
Schneider Electric SA (c)	33,297	3,478,630

Thomson Multimedia (c) (d)	48,745	1,001,844

		4,873,540

Energy (1.3%)
TotalFinaElf SA (c)	74,729	20,690,991

Entertainment (0.3%)
Vivendi Universal SA (c)	146,088	4,574,491

Financial Services (0.1%)
Pernod Ricard SA (c)	10,887	2,028,836

Food Products (0.5%)
Carrefour SA (c)	84,103	3,962,195
Casino Guichard Perrachon SA (c) (d)	3,376	199,045
Groupe Danone (c) (d)	31,299	3,467,572

		7,628,812

Healthcare (0.9%)
Essilor International SA (c)	16,241	1,416,921
Sanofi-Synthelabo SA (c) (d)	142,887	13,107,165

		14,524,086

Hotels & Lodging (0.1%)
Accor SA (c) (d)	29,216	1,751,403

Insurance (0.4%)
Axa (c)	188,652	6,388,804
CNP Assurances (c)	1,381	120,000
SCOR (c)	174,382	448,059

		6,956,863

Machinery (0.1%)
Alstom SA (b) (c)	14,802	1,122,992

Manufacturing (0.3%)
Compagnie de Saint-Gobain (c)	53,574	3,513,814
Compagnie Generale des Etablissements Michelin (c) (d)	25,598	1,528,619
Neopost SA (c)	3,739	376,016

		5,418,449

Printing & Publishing (0.1%)
Lagardere S.C.A. (c) (d)	18,818	1,498,644

Public Thoroughfares (0.0%)
Autoroutes du Sud de la France (c)	6,917	422,925
Societe des Autoroutes	400	29,560

Paris-Rhin-Rhone (c)
		452,485

Real Estate (0.1%)
Gecina SA (c)	1,421	167,617
Klepierre (c)	3,386	334,893
Unibail SA (c) (d)	6,962	1,026,963

		1,529,473

Restaurants (0.0%)
Sodexho Alliance SA (c)	14,707	666,229

Retail (0.1%)
Pinault-Printemps-Redoute SA (c) (d)	11,399	1,330,732

Telecommunications (0.7%)
Alcatel SA (b) (c)	161,457	2,149,505
Bouygues SA (c)	33,166	1,816,555
France Telecom SA (c)	216,752	4,935,697
LVMH Moet Louis Vuitton Hennessy SA (c)	32,071	2,891,801

		11,793,558

Television (0.0%)
Societe Television Francaise 1 (c)	17,970	570,521

Utilities (0.5%)
Suez SA (c) (d)	142,354	5,267,249

Veolia Environnement (c)	51,226	2,596,649

		7,863,898

		136,863,406

GERMANY (6.1%)
Airlines (0.1%)
Lufthansa AG (c)	54,322	860,019

Apparel (0.2%)
Adidas AG (c)	7,912	1,661,310
Puma AG (c)	3,257	1,035,550

		2,696,860

Automotive (0.6%)
DaimlerChrysler AG (c)	122,608	7,037,169
Porsche AG (c) (d)	1,390	1,082,960
Volkswagen AG (c) (d)	25,790	1,528,723

		9,648,852

Banks (0.7%)
Commerzbank AG (c)	67,980	2,309,816
Deutsche Bank AG (c)	67,892	7,286,996
Hypo Real Estate Holding AG (c)	19,352	1,267,510

		10,864,322

Building & Construction (0.0%)
Hochtief AG (c)	3,123	165,107

Chemicals (0.6%)
BASF AG (c)	72,308	5,688,259
Bayer AG (c)	84,378	3,522,257
Henkel KGaA (c)	9,057	1,014,733

		10,225,249

Computer Hardware (0.0%)
Wincor Nixdorf AG (b) (c)	3,933	457,979

Computer Software & Services (0.4%)
Sap AG (c)	27,730	5,695,369

Electronics & Electrical Equipment (0.0%)
Epcos AG (b) (c)	7,445	114,047

Financial Services (0.1%)
Deutsche Boerse AG (c)	17,368	2,198,494
MLP AG (c)	9,253	225,337

		2,423,831

Food Products (0.0%)
Suedzucker AG (c)	222	5,385

Healthcare (0.0%)
Fresenius Medical Care AG (c) (d)	2,282	242,260

Hotels & Lodging (0.0%)
Preussag AG (c) (d)	32,344	690,316

Industrial (0.7%)
Linde AG (c)	12,703	1,031,887
MAN AG (c)	25,621	1,472,106
Siemens AG (c) (d)	105,344	9,612,813

		12,116,806

Insurance (0.7%)
Allianz AG (c)	48,642	7,828,103
Muenchener	21,948	2,979,433

Rueckversicherungs-Gesellschaft AG (c)
		10,807,536

Machinery (0.0%)
Heidelberger Druckmaschinen AG (c)	65	2,869

Manufacturing (0.1%)
Continental AG (c)	18,741	1,823,583

Metals & Mining (0.1%)
Thyssen Krupp AG (c) (d)	57,813	1,469,236

Personal Care (0.0%)
Beiersdorf AG (c)	666	85,145

Pharmaceuticals (0.2%)
Altana AG (c)	14,383	799,148
Gehe AG (c)	1,756	163,339
Merck KGaA (c)	7,384	772,985
Schering AG (c)	28,497	1,944,409

		3,679,881

Real Estate (0.0%)
IVG Immobilien AG (c)	10,576	305,577

Retail (0.1%)
Douglas Holding AG (c)	2,410	107,082
Karstadt AG (b) (c) (d)	24,689	529,146
Metro AG (c)	19,028	968,945

		1,605,173

Semiconductors (0.1%)
Infineon Technologies AG (b) (c)	96,897	914,416

Shipping (0.2%)
Deutsche Post AG (c)	101,872	2,868,966

Telecommunications (0.3%)
Deutsche Telecom AG (c) (d)	347,043	5,497,749

Television (0.0%)
Premiere AG (b) (c)	60	1,038

Utilities (0.9%)
E.On AG (c)	79,866	8,934,765
RWE AG (c)	56,591	4,670,197

		13,604,962

		98,872,533

GREECE (0.6%)
Banks (0.4%)
Alpha Bank A.E. (c)	51,695	1,773,286
Commercial Bank of Greece SA (b) (c)	4,660	160,291
Eurobank (c)	18,414	684,209
National Bank of Greece SA (c)	47,090	2,152,370
Piraeus Bank SA (c)	20,849	497,982

		5,268,138

Beverages (0.0%)
Hellenic Bottling Co. SA (c)	5,857	175,458

Building & Construction (0.0%)
Hellenic Technodomiki Tev SA (c)	14,706	111,685
Technical Olympic SA (c)	12,569	74,446
Titan Cement Co. SA (c)	328	14,428

		200,559

Casino & Gambling (0.1%)
Greek Organization of Football Prognostics (c)	34,939	1,314,511

Electric Utility (0.0%)
Public Power Corp. (c)	27,906	602,011

Energy (0.0%)
Hellenic Petroleum SA (c)	487	7,604

Hotels & Motels (0.0%)
Hyatt Regency Hotels & Tourism SA (c)	131	1,764

Metals & Mining (0.0%)
Viohalco, Hellenic Copper & Aluminum Industry SA (c)	487	5,734

Retail (0.0%)
Folli-Follie SA (c)	1,393	43,695
Germanos SA (c)	15,982	335,012

Hellenic Duty Free Shops SA (c)	5,509	107,981

		486,688

Telecommunications (0.1%)
Cosmote Mobile Telecommunications SA (c)	17,030	393,159
Hellenic Telecommunication	45,513	1,052,741
Organization SA (b) (c)
Intracom SA (c)	13,026	106,801

		1,552,701

		9,615,168

HONG KONG (1.4%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (c)	95,000	174,532

Banks (0.2%)
Bank of East Asia Ltd. (c)	204,700	639,116
BOC Hong Kong Holdings Ltd. (c)	473,200	950,788
Hang Seng Bank Ltd. (c)	100,100	1,335,832

		2,925,736

Broadcasting & Television (0.0%)
Television Broadcasts Ltd. (c)	16,000	87,003

Building & Construction (0.0%)
Cheung Kong Infrastructure Holdings Ltd. (c)	2,500	7,775

Chemicals (0.0%)
Kingboard Chemical Holdings Ltd. (c)	67,548	218,022

Distribution (0.1%)
Esprit Asia Holdings Ltd. (c)	103,000	899,314
Li & Fung Ltd. (c)	216,000	402,684

		1,301,998

Diversified Operations (0.1%)
Swire Pacific Ltd. (c)	135,000	1,260,998
Wharf (Holdings) Ltd. (The) (c)	84,700	327,755

		1,588,753

Electronics & Electrical Equipment (0.1%)
Hongkong Electric Holdings Ltd. (c)	193,100	931,475
Johnson Electric Holdings Ltd. (c)	195,400	191,817

		1,123,292

Financial Services (0.1%)
Hong Kong Exchanges & Clearing Ltd. (c)	170,000	832,226

Hotels & Motels (0.0%)
Shangri-La Asia Ltd. (c)	6,000	9,760

Industrial (0.2%)
Hutchison Whampoa Ltd. (c)	281,000	2,878,551

Manufacturing (0.0%)
Techtronic Industries Co. Ltd. (c)	42,810	82,756
Yue Yuen Industrial Holdings Ltd. (c)	35,500	110,048

		192,804

Printing & Publishing (0.0%)
South China Morning Post Ltd. (c)	4,000	1,553

Real Estate (0.4%)
Cheung Kong Holdings Ltd. (c)	222,000	2,390,477
Hang Lung Properties Ltd. (c)	381,000	744,763
Henderson Land Development Co. Ltd. (c)	95,100	485,875
Hopewell Holdings Ltd. (c)	74,569	188,048
Hysan Development Co. Ltd. (c)	2,673	6,799
Kerry Properties Ltd. (c)	2,000	6,481
Link REIT (b)	272,551	527,008
New World Developments Co. (c)	427,679	625,713
Sino Land Co. Ltd. (c) (d)	304,000	426,076
Sun Hung Kai Properties Ltd. (c)	182,700	1,898,579

		7,299,819

Retail (0.0%)
Giordano International Ltd. (c)	226,800	128,812

Semiconductors (0.0%)
ASM Pacific Technology Ltd. (c) (d)	26,400	149,939
Solomon Systech International Ltd. (c)	1,000	468

		150,407

Telecommunications (0.0%)
Hutchison Telecommunications International Ltd. (b) (c)	147,642	250,409
PCCW Ltd. (c)	505,400	339,809

		590,218

Transportation (0.0%)
MTR Corp. Ltd. (c) (d)	24,214	51,024
Orient Overseas International (c)	33,338	111,531

		162,555

Utilities (0.2%)
CLP Holdings Ltd. (c)	254,600	1,453,357
Hong Kong & China Gas Co. Ltd. (c)	504,900	1,106,267

		2,559,624

		22,233,440

IRELAND (0.8%)
Airlines (0.0%)
Ryanair Holdings PLC (b) (c)	3,804	35,789

Banks (0.4%)
Allied Irish Banks PLC (c)	122,427	2,747,704
Bank of Ireland (c)	147,338	2,528,737
Depfa Bank PLC (c)	41,297	704,684

		5,981,125

Building & Construction (0.2%)
CRH PLC (c)	81,699	2,534,438
Kingspan Group PLC (c)	23,725	325,731

		2,860,169

Casino & Gambling (0.0%)
Paddy Power PLC (c)	10,408	161,109

Consumer Products (0.0%)
Waterford Wedgewood PLC (b) (c)	403	27

Diversified (0.0%)
DCC PLC (c)	2,951	66,852

Financial Services (0.1%)
Irish Life & Permanent PLC (c)	38,358	818,291

Food Products (0.1%)
C&C Group PLC (c)	26,672	182,095
Fyffes PLC (c)	1,184	3,337
Greencore Group PLC (c)	42,284	187,593
IAWS Group PLC (c)	13,536	217,976
Kerry Group PLC (c)	17,416	380,115

		971,116

Multi-Media (0.0%)
Independent News & Media PLC (c)	3,680	11,983

Pharmaceuticals (0.0%)
Elan Corp. PLC (b) (c)	51,638	804,728

Retail (0.0%)
Grafton Group PLC (b) (c)	39,058	457,761

Telecommunications (0.0%)
Eircom Group PLC (c)	130,445	293,206

		12,462,156

ITALY (3.5%)
Aerospace & Defense (0.1%)
Finmeccanica SpA (b) (c)	44,643	972,653

Apparel (0.0%)
Benetton Group SpA (c)	1,070	12,947

Automotive (0.0%)
Fiat SpA (b) (c) (d)	35,649	351,244

Banks (1.3%)
Banca Monte Dei Paschi Di Seina SpA (c) (d)	75,539	360,338
Banca Antonveneta SpA (c)	15,567	499,695
Banca di Roma SpA (c)	249,242	1,609,791
Banca Intesa SpA (c)	62,533	327,396
Banca Nazionale del Lavoro (BNC) (b) (c) (d)	232,582	825,073
Banche Popolari Unite Scrl (c)	42,083	987,091
Banco Popolare di Verona e Novara Scrl (c)	58,896	1,353,351
IntesaBci SpA (c)	431,147	2,453,366
Mediobanca SpA (c)	91,125	1,747,228
San Paolo IMI SpA (c)	166,613	2,711,006
UniCredito Italiano SpA (c)	1,062,535	7,584,650

		20,458,985

Broadcasting & Television (0.1%)
Mediaset SpA (c)	139,344	1,633,805

Building & Construction (0.0%)
Italcementi SpA (c)	402	7,671

Energy (0.7%)
ENI SpA (c)	355,543	10,771,533

Financial Services (0.0%)
Banca Fideuram SpA (c)	70,803	419,507
Mediolanum SpA (c) (d)	40,463	312,481

		731,988

Insurance (0.4%)
Alleanza Assicurazioni SpA (c) (d)	64,136	793,395
Assicurazioni Generali SpA (c) (d)	142,318	4,917,093

		5,710,488

Medical Products (0.0%)
Luxottica Group SA (c)	6,635	173,475

Multi-Media (0.0%)
Seat Pagine Gialle SpA (b) (c) (d)	190,702	99,406
Telecom Italia Media SpA (b) (c)	86,234	45,135

		144,541

Pharmaceuticals (0.0%)
Banca Popolare de Milano (c)	52,118	640,783

Printing & Publishing (0.0%)
Gruppo Editorale L’Espresso SA (c) (d)	6,518	34,712

Public Thoroughfares (0.1%)
Autostrade SpA (c)	54,971	1,390,439

Publishing (0.0%)
Mondadori (Arnoldo) Editore SpA (c)	828	7,930

Restaurants (0.0%)
Autogrill SpA (c) (d)	17,345	256,464

Retail (0.0%)
Bulgari SpA (c) (d)	22,544	261,222

Telecommunications (0.4%)
Telecom Italia SpA (c) (d)	769,067	1,812,490
Telecom Italia SpA (c)	1,451,074	4,077,038
Tiscali SpA (b) (c) (d)	90,285	286,913

		6,176,441

Tire & Rubber (0.0%)
Pirelli & C. SpA (c)	219,957	213,622

Utilities (0.4%)
Enel SpA (c)	581,769	4,930,405
Snam Rete Gas SpA (c) (d)	164,760	714,255
Terna SpA (c)	195,496	503,635

		6,148,295

		56,099,238

JAPAN (23.2%)
Advertising (0.1%)
Asatsu-DK, Inc. (c)	200	6,388
Dentsu, Inc. (c) (d)	241	816,671
Hakuhodo DY Holdings, Inc. (c)	300	23,409

		846,468

Agriculture (0.1%)
Ajinomoto Co., Inc. (c) (d)	104,000	1,078,143

Airline Services (0.1%)
All Nippon Airways Co. Ltd. (c)	70,000	282,765
Japan Airlines System Corp. (c)	81,000	225,801
Yamato Transport Co. Ltd. (c) (d)	71,000	1,223,955

		1,732,521

Apparel (0.1%)
Fast Retailing Co. Ltd. (c) (d)	4,300	389,163
Gunze Ltd. (c)	83,000	550,586
Wacoal Corp. (c) (d)	4,000	55,463

		995,212

Audio & Video Products (0.0%)
Yamaha Corp. (c) (d)	23,200	406,643

Automotive (2.3%)
Aisin Seiki Co. Ltd. (c)	18,600	687,202
Denso Corp. (c)	72,900	2,561,742
Hino Motors Ltd. (c) (d)	10,000	67,004
Honda Motor Co. Ltd. (c)	111,200	6,285,514
NGK Spark Plug Co. (c) (d)	44,000	1,096,516
NHK Spring Co. Ltd. (c) (d)	51,000	640,052
Nissan Motor Co. (c) (d)	306,200	3,429,975
Nok Corp. (c)	7,200	220,689
Sanden Corp. (c) (d)	50,000	226,015
Toyoda Gosei Co. Ltd. (c) (d)	2,100	41,529
Toyota Industries Corp. (c)	14,300	517,158
Toyota Motor Co. Ltd. (c)	408,300	21,080,398
USS Co. Ltd. (c)	7,430	472,662
Yamaha Motor Co. Ltd. (c)	24,300	623,337

		37,949,793

Banks (2.7%)
77th Bank Ltd. (The) (c)	19,800	149,117
Bank of Fukuoka Ltd. (The) (c) (d)	78,600	674,967
Bank of Yokohama Ltd. (The) (c)	192,000	1,551,530
Chiba Bank (c) (d)	102,000	920,978
Daiwa Bank Holdings, Inc. (b) (c) (d)	524	2,054,684
Gunma Bank Ltd. (c)	11,000	79,994
Hokugin Financial Group, Inc. (c) (d)	126,900	598,872
Joyo Bank (c)	39,000	259,246
Mitsubishi Tokyo Financial Group, Inc. (c)	1,052	15,147,436
Mitsui Trust Holdings, Inc. (c) (d)	74,200	1,094,167
Mizuho Financial Group, Inc. (c)	1,325	10,823,697
Nishi-Nippon City Bank Ltd. (c)	9,000	53,185
Shinsei Bank Ltd. (c)	170,000	1,132,709
Shizuoka Bank Ltd. (The) (c)	59,200	604,023
Sumitomo Mitsui Financial Group, Inc. (c)	662	7,712,726
Suruga Bank Ltd. (The) (c)	7,000	89,924

		42,947,255

Beverages (0.0%)
Ito En Ltd. (c)	1,300	88,993
Takara Shuzo Co. Ltd. (c) (d)	24,600	148,190
Yakult Honsha Co. Ltd. (c) (d)	14,000	306,064

		543,247

Brewery (0.1%)
Asahi Breweries Ltd. (c) (d)	64,000	802,852
Kirin Brewery Co. Ltd. (c) (d)	73,000	912,038
Sapporo Holdings Ltd. (c) (d)	90,000	500,029

		2,214,919

Broadcasting & Television (0.0%)
Fuji Television Network, Inc. (c)	149	371,656

Building & Construction (1.0%)
Asahi Glass Co. Ltd. (c) (d)	118,600	1,712,543
Central Glass Co. Ltd. (c)	5,000	30,238
Daikin Industries Ltd. (c)	44,400	1,455,699
Daiwa House Industry Co. Ltd. (c)	70,600	1,183,460
Hitachi Construction Machinery Co. Ltd. (c)	23,000	633,569
Kajima Corp. (c) (d)	128,700	844,737
Keio Teito Electric Railway Co. Ltd. (c) (d)	77,500	473,053
Komatsu Ltd. (c)	174,000	3,203,819
Matsushita Electric Works Ltd. (c) (d)	38,284	429,250
Nippon Sheet Glass Co. Ltd. (c) (d)	45,000	199,541
Nippon Yusen Kabushiki Kaisha (c) (d)	121,000	893,070
Nishimatsu Construction Co. Ltd. (c) (d)	99,600	475,027
Obayashi Corp. (c)	72,300	579,852
Okumura Corp. (c) (d)	26,000	154,833
Sanwa Shutter Corp. (c) (d)	38,000	240,743
Sekisui House Ltd. (c) (d)	69,300	1,079,860
Shimizu Corp. (c)	56,000	441,117
Sumitomo Osaka Cement Co. Ltd. (c) (d)	144,400	454,404
Taiheiyo Cement Corp. (c) (d)	116,000	468,435
Taisei Construction Corp. (c) (d)	161,000	819,721
Toda Corp. (c) (d)	44,000	247,002
Tostem Inax Holding Corp. (c) (d)	29,500	619,810

		16,639,783

Chemicals (1.1%)
Asahi Kasei Corp. (c)	123,700	841,136
Daicel Chemical Industries Ltd. (c)	2,000	16,208
Dainippon Ink & Chemicals, Inc. (c)	23,000	100,046
Denki Kagaku Kogyo Kabushiki Kaisha (c)	3,000	13,665
Hitachi Chemical Co. Ltd. (c)	3,200	98,870
Ishihara Sangyo Kaisha Ltd. (c) (d)	148,000	295,604
Kaneka Corp. (c)	42,000	552,362
Kansai Paint Co. Ltd. (c)	30,000	277,563
Kuraray Co. (c) (d)	52,500	617,755
Mitsubishi Chemical Holdings Corp.	127,000	812,090
Mitsubishi Gas Chemical Co. Ltd. (c)	16,000	183,461
Mitsui Chemicals, Inc. (c) (d)	121,100	914,566
Nippon Kayaku Co. Ltd. (c)	20,000	172,946
Nippon Shokubai Co. Ltd. (c) (d)	16,000	190,288
Nissan Chemical Industries Ltd. (c) (d)	42,000	677,222
Nitto Denko Corp. (c)	22,410	1,893,697
Sekisui Chemical Co. Ltd. (c) (d)	46,800	362,851
Shin-Etsu Chemical Co. Ltd. (c)	57,900	3,288,087
Showa Denko K.K. (c) (d)	227,000	994,277
Sumitomo Bakelite Co. Ltd. (c) (d)	25,000	225,962
Sumitomo Chemical Co. Ltd. (c)	160,200	1,232,689
Tokuyama Corp. (c) (d)	54,000	1,023,523
Toray Industries, Inc. (c)	153,300	1,276,862
Tosoh Corp. (c)	121,000	614,031

Ube Industries Ltd. (c)	195,000	534,529

		17,210,290

Commercial Services (0.2%)
Goodwill Group, Inc. (c) (d)	88	229,074
Nichii Gakkan Co. (c) (d)	8,100	214,668
NTT Data Corp. (c)	92	456,754
Secom Co. (c)	34,000	1,754,655
TIS, Inc. (c) (d)	5,100	163,690

		2,818,841

Computer Hardware (0.4%)
Fujitsu Ltd. (c)	218,200	1,915,921
NEC Corp. (c)	295,000	1,906,040
NEC Electronics Corp. (c) (d)	5,200	170,757
Toshiba Corp. (c) (d)	383,000	2,445,420

		6,438,138

Computer Software & Services (0.5%)
CSK Corp. (c) (d)	9,300	422,921
eAccess Ltd. (c) (d)	454	341,047
Fuji Soft ABC, Inc. (c)	5,400	180,544
Hitachi Software Engineering Co. Ltd. (c) (d)	16,400	296,990
Index Corp. (c) (d)	260	534,789
Konami Co. Ltd. (c)	12,600	284,847
Meitec Corp. (c) (d)	4,900	171,103
Net One Systems Co. Ltd. (c) (d)	132	308,138
Nomura Research Institute Ltd. (c)	2,500	289,214
OBIC Co. Ltd. (c)	100	23,270
Oracle Corp. (c) (d)	1,200	60,237
Rakuten, Inc. (c)	693	590,482
SBI Holdings, Inc. (b) (c) (d)	88	55,405
Softbank Corp. (c) (d)	92,100	3,095,345
Trend Micro, Inc. (c) (d)	18,000	600,089
Yahoo! Japan Corp. - W/I (c)	842	1,139,916

		8,394,337

Consumer Products (0.0%)
Onward Kashiyama Co. Ltd. (c)	14,700	274,900

Containers (0.0%)
Toyo Seikan Kaisha Ltd. (c) (d)	17,400	309,700

Cosmetics & Toiletries (0.0%)
Uni-Charm Corp. (c) (d)	6,400	302,173

Electric Utilities (0.0%)
Alps Electric Co. Ltd. (c) (d)	24,600	346,970

Electronics & Electrical Equipment (3.1%)
Anritsu Corp. (c) (d)	42,000	241,224
Canon, Inc. (c)	106,400	6,402,078
Casio Computer Co. Ltd. (c) (d)	36,000	631,252
Dainippon Screen Manufacturing Co. Ltd. (c)	44,000	464,929
Fuji Electric Holdings Co. Ltd. (c)	2,200	11,990
Fujikura Ltd. (c)	47,000	462,698
Furukawa Electric Co. Ltd. (b) (c) (d)	122,300	1,090,438
Hirose Electric Co. Ltd. (c) (d)	3,500	530,266
Hitachi Ltd. (c)	452,800	3,189,562
Hoya Corp. (c)	64,400	2,576,393
Ibiden Co. Ltd. (c)	18,700	1,046,544
Keyence Corp. (c)	3,880	1,063,030
Kyocera Corp. (c)	24,900	2,204,284
Mabuchi Motor Co. Ltd. (c) (d)	3,900	209,087
Matsushita Electric Industrial Co. Ltd. (c)	293,602	6,336,136
Mitsumi Electric Co. Ltd. (c) (d)	29,200	343,640
Murata Manufacturing Co. (c)	28,900	2,085,813
NGK Insulators Ltd. (c) (d)	22,000	347,184

Nidec Corp. (c)	10,900	995,779
Nintendo Co. (c)	14,800	2,025,305
Nippon Electric Glass Co. Ltd. (c) (d)	11,000	288,475
Omron Corp. (c)	19,700	463,843
Pioneer Electronic Corp. (c) (d)	37,600	528,461
Ricoh Co. Ltd. (c)	93,800	1,607,536
Sanyo Electric Co. (c) (d)	223,200	565,591
Sharp Corp. (c)	135,900	2,479,764
Sony Corp. (c) (d)	148,500	7,215,171
Stanley Electric Co. Ltd. (c) (d)	23,000	480,281
Sumitomo Electric Industries Ltd. (c)	72,000	1,190,732
Taiyo Yuden Co. Ltd. (c) (d)	28,000	457,594
TDK Corp. (c)	19,300	1,401,122
Uniden Corp. (c) (d)	18,000	396,151
Ushio, Inc. (c) (d)	3,000	76,482
Yokogawa Electric Co. Ltd. (c) (d)	44,000	832,600

		50,241,435

Energy (0.2%)
Inpex Corp. (c)	74	755,918
Nippon Oil Co. Ltd. (c)	178,600	1,417,672
Showa Shell Sekiyu K.K. (c)	200	2,338
Teikoko Oil Co. Ltd. (c)	59,000	854,110
TonenGeneral Sekiyu K.K. (c) (d)	11,000	112,359

		3,142,397

Engineering (0.1%)
Chiyoda Corp. (c) (d)	31,000	795,596
COMSYS Holdings Corp. (c)	35,227	525,655
Mitsui Engineering & Shipbuilding Co. Ltd. (c) (d)	174,000	593,668
Takuma Co. Ltd. (c) (d)	42,100	358,160

		2,273,079

Entertainment (0.0%)
Sankyo Co. Ltd. (c) (d)	2,300	149,243
Toho Co. Ltd. (c)	3,300	68,178

		217,421

Financial Services (1.2%)
Acom Co. Ltd. (c) (d)	9,510	544,402
Aeon Credit Service Co. Ltd. (c)	3,100	276,943
Aiful Corp. (c)	7,667	516,616
Credit Saison Co. (c) (d)	29,300	1,312,420
Daiwa Securities Ltd. (c)	182,900	2,141,482
Hitachi Capital Corp. (c)	200	3,820
Itochu Techno-Science Corp. (c) (d)	600	25,671
JAFCO Co. Ltd. (c) (d)	1,200	97,840
Matsui Securities Co. Ltd. (c) (d)	33,200	506,069
Nikko Securities Co. Ltd. (c)	133,000	2,107,892
Nomura Securities Co. (c)	293,500	5,716,229
Orix Corp. (c)	12,400	3,204,895
Promise Co. Ltd. (c) (d)	9,950	575,557
SFCG Co. Ltd. (c)	10	2,285
Shinko Securities Co. Ltd. (c) (d)	700	3,649
Sumitomo Trust & Banking Co. Ltd. (c)	132,000	1,450,271
Takefuji Corp. (c)	15,360	922,596

		19,408,637

Food Products (0.3%)
Ariake Japan Co. Ltd. (c) (d)	13,200	375,943
House Foods Corp. (c)	100	1,605
Japan Tobacco, Inc. (c)	138	2,140,727
Katokichi Co. Ltd. (c)	6,253	43,197
Kikkoman Corp. (c)	23,000	230,941
Kita Kyushu Coca-Cola (c) (d)	200	4,430
Meiji Seika Kaisha Ltd. (c)	8,000	41,607

Nichirei Corp. (c)	43,000	188,571
Nippon Meat Packers, Inc. (c)	30,000	313,045
Nisshin Seifun Group, Inc. (c)	26,600	281,064
Nissin Food Products Co. Ltd. (c) (d)	11,100	317,946
Q.P. Corp. (c) (d)	14,000	122,594
Toyo Suisan Kaisha Ltd. (c)	4,400	69,897
Yamazaki Baking Co. Ltd. (c) (d)	1,800	14,168

		4,145,735

Furniture & Furnishings (0.0%)
Kokuyo Co. Ltd. (c)	300	4,441

Healthcare (0.0%)
Terumo Corp. (c) (d)	23,800	679,146

Holding Companies - Diversified (0.1%)
JFE Holdings, Inc. (c)	67,600	2,423,890

Household Products (0.2%)
Kao Corp. (c)	77,000	2,214,624
Shiseido Co. Ltd. (c) (d)	51,200	978,946
Toto Ltd. (c) (d)	39,100	349,688

		3,543,258

Import & Export (0.7%)
Itochu Corp. (c) (d)	162,000	1,373,239
Marubeni Corp. (c) (d)	201,000	1,071,796
Mitsubishi Corp. (c)	175,600	4,096,102
Mitsui & Co. Ltd. (c) (d)	190,000	2,727,951
Sojitz Holdings Corp. (b) (c) (d)	29,467	177,295
Sumitomo Corp. (c)	123,000	1,680,127
Toyota Tsusho Corp. (c)	17,300	413,077

		11,539,587

Industrial (0.7%)
Ebara Corp. (c)	40,900	234,742
Fanuc Co. Ltd. (c)	23,300	2,046,639
JGC Corp. (c) (d)	31,000	656,703
Kawasaki Heavy Industries Ltd. (c) (d)	174,000	655,042
Kubota Corp. (c)	95,000	906,103
Minebea Co. Ltd. (c)	54,000	322,977
Mitsubishi Heavy Industries Ltd. (c)	462,200	2,088,344
Nippon Steel Corp. (c) (d)	958,000	3,538,488
SMC Corp. (c)	7,600	1,161,401
THK Co. Ltd. (c)	14,500	457,540

		12,067,979

Insurance (0.6%)
Millea Holdings, Inc. (c)	196	3,759,796
Mitsui Sumito Insurance Co. (c)	172,900	2,116,567
T&D Holdings, Inc (c)	26,100	1,858,648
Yasuda Fire & Marine Insurance Co. Ltd. (c)	95,800	1,359,043

		9,094,054

Manufacturing (0.4%)
Amada Co. Ltd. (c)	36,000	325,781
Amano Corp. (c)	29,000	586,305
Daido Steel Co. Ltd. (c)	87,000	850,307
Ishikawajima-Harima Heavy Industries Co. Ltd. (b) (c)	265,000	866,231
JSR Corp. (c) (d)	31,000	922,814
Kobe Steel Ltd. (c)	246,000	840,707
Komori Corp. (c) (d)	10,000	222,049
Koyo Seiko Co. Ltd. (c)	13,000	247,170
Makita Corp. (c) (d)	2,000	58,062
Nisshin Steel Co. Ltd. (c) (d)	119,900	407,043
NTN Corp. (c) (d)	55,800	443,477
Rinnai Corp. (c) (d)	200	5,104
Shimano, Inc. (c) (d)	2,500	71,529

Sumitomo Heavy Industries Ltd. (c)	78,300	696,015

		6,542,594

Metals & Mining (0.5%)
Dowa Mining Co. Ltd. (c)	38,900	455,878
Mitsubishi Materials Corp. (c) (d)	278,000	1,437,634
Mitsui Mining & Smelting Co. Ltd. (c)	84,000	664,223
Nippon Light Metal Co. Ltd. (c) (d)	2,200	6,104
Nippon Mining Holdings, Inc. (c)	104,000	853,572
NSK Ltd. (c)	62,300	460,958
Sumitomo Metal & Mining Corp. (c) (d)	101,000	1,356,851
Sumitomo Metal Industries Ltd. (c)	570,000	2,306,845

		7,542,065

Multi-Media (0.0%)
Tokyo Broadcasting System, Inc. (c)	4,000	106,547

Office Equipment & Supplies (0.0%)
Seiko Epson Corp. (c)	12,400	305,401

Paper Products (0.1%)
Nippon Unipac Holding (c)	67	262,436
Oji Paper Ltd. (c) (d)	129,000	752,549

		1,014,985

Personal Care (0.0%)
Aderans Co. Ltd. (c) (d)	14,700	438,678

Pharmaceuticals (1.1%)
Alfresa Holdings Corp. (c)	3,900	186,854
Chugai Pharmaceutical Ltd. (c) (d)	52,400	1,061,795
Daiichi Sankyo Co. Ltd. (b) (d)	114,800	2,378,412
Eisai Co. (c) (d)	31,300	1,336,219
Kaken Pharmaceutical Co. Ltd. (c) (d)	45,000	363,934
Kyowa Hakko Kogyo Co. Ltd. (c)	21,000	167,261
MEDICEO Holdings Co. Ltd. (c)	400	6,712
Santen Pharmaceutical Co. Ltd. (c) (d)	5,300	138,557
Shionogi & Co. (c) (d)	49,400	745,008
Suzuken Co. Ltd. (c)	1,400	46,835
Taisho Pharmaceutical Co. Ltd. (c) (d)	16,200	312,605
Takeda Chemical Industries Ltd. (c)	132,300	7,483,665
Tanabe Seiyaku Co. Ltd. (c)	6,000	64,195
Yamanouchi Pharmaceutical Co. Ltd. (c)	78,600	3,252,185

		17,544,237

Photographic Products (0.3%)
Fuji Photo Film Ltd. (c)	76,500	2,625,184
Konica Corp. (c)	69,900	782,338
Nikon Corp. (c) (d)	39,000	666,440
Olympus Optical Co. Ltd. (c) (d)	36,000	948,659

		5,022,621

Printing & Publishing (0.2%)
Dai Nippon Printing Co. Ltd. (c)	90,500	1,630,152
Toppan Printing Co. Ltd. (c)	85,000	1,146,068

		2,776,220

Railroads (0.6%)
Central Japan Railway Co. (c)	265	2,710,862
East Japan Railway Co. (c)	444	3,082,556
Keihin Electric Express Railway Co. Ltd. (c) (d)	13,000	100,171
Keisei Electric Railway Co. Ltd. (c) (d)	87,000	601,481
Kinki Nippon Railway Co. Ltd. (c) (d)	116,000	474,428
Odakyu Electric Railway Co. Ltd. (c) (d)	90,000	557,333
Tobu Railway Co. Ltd. (c) (d)	46,000	232,546
West Japan Railway Co. (c)	300	1,233,309

		8,992,686

Real Estate (0.8%)
Daito Trust Construction Co. Ltd. (c) (d)	10,700	500,770
Japan Prime Realty Investment Corp. (b) (c)	1	2,821
Japan Real Estate Investment Corp. (c)	73	622,415
Japan Retail Fund Investment Corp. (c)	39	326,810
MDI Corp. (c)	21,375	773,878
Mitsubishi Estate Co. (c)	170,600	3,963,096
Mitsui Fudosan Co. Ltd. (c)	127,700	2,688,845
Nippon Building Fund, Inc. (c) (d)	53	469,337
Nomura Real Estate Office Fund, Inc. (c) (d)	55	409,290
Sumitomo Realty & Development Co. Ltd. (c)	67,000	1,517,631
Tokyo Tatemono Co. Ltd. (c)	55,000	524,635
Tokyu Land Corp. (c) (d)	80,000	775,325

		12,574,853

Resorts & Theme Parks (0.0%)
Oriental Land Co. Ltd. (c) (d)	3,200	188,266

Restaurants (0.0%)
Skylark Co. Ltd. (c) (d)	1,600	25,477

Retail (0.9%)
Aeon Co. Ltd. (c)	75,100	1,977,237
Aoyama Trading Co., Inc. (c)	1,700	56,469
Autobacs Seven Co. Ltd. (c)	10,800	552,235
Circle K Sunkus Co. Ltd. (c) (d)	195	4,644
Citizen Watch Co. Ltd. (c)	51,000	452,230
Daimaru, Inc. (The) (c)	8,000	124,297
FamilyMart Co. Ltd. (c)	8,900	298,344
Isetan Co. Ltd. (c)	36,000	786,701
Lawson, Inc. (c) (d)	4,400	174,665
Marui Co. (c)	62,400	1,146,183
Matsumotokiyoshi Co. Ltd. (c) (d)	6,100	186,362
Mitsukoshi Ltd. (c) (d)	32,300	201,275
Ryohin Keikaku Co. Ltd. (c) (d)	6,200	486,574
Seven & I Holdings Co. Ltd. (b)	112,700	4,765,898
Shimachu Co. Ltd. (c)	4,200	128,449
Shimamura Co. Ltd. (c) (d)	2,200	278,692
Takashimaya Co. (c) (d)	61,000	954,688
Tokyo Style Co. (c)	5,000	60,285
UNV Co. Ltd. (c) (d)	18,100	283,556
Yamada Denki Co. Ltd. (c)	14,300	1,841,565

		14,760,349

Schools (0.0%)
Benesse Corp. (c)	2,800	100,583

Semiconductors (0.3%)
Advantest Corp. (c) (d)	12,500	1,532,354
Elpida Memory, Inc. (b) (c) (d)	100	4,127
Rohm Co. (c)	15,200	1,637,873
Tokyo Electron Ltd. (c)	24,700	1,885,585

		5,059,939

Steel (0.0%)
Tokyo Steel Manufacturing Co. Ltd. (c)	100	1,643

Telecommunications (0.5%)
Hikari Tsushin, Inc. (c)	3,000	241,774
KDDI Corp. (c)	297	1,567,495
Nippon Telegraph & Telephone Corp. (c)	606	2,797,045
NTT Docomo, Inc. (c) (d)	2,205	3,525,018
Oki Electric Industry Co. Ltd. (c) (d)	75,000	262,805

		8,394,137

Textile Products (0.1%)
Mitsubishi Rayon Co. Ltd. (c) (d)	58,000	391,788
Nisshinbo Industries, Inc. (c) (d)	21,900	243,174
Teijin Ltd. (c) (d)	121,000	824,834

Toyobo Co. Ltd. (c) (d)	116,000	382,205

		1,842,001

Tire & Rubber (0.1%)
Bridgestone Corp. (c) (d)	86,500	1,754,177

Toys (0.1%)
Namco Bandai Holdings, Inc. (b)	25,149	377,803
Sega Sammy Holdings, Inc. (c)	21,800	780,959

		1,158,762

Transportation (0.3%)
Kamigumi Co. Ltd. (c)	14,000	123,579
Kawasaki Kisen Kaisha Ltd. (c) (d)	103,000	660,275
Mitsubishi Logistics Corp. (c) (d)	12,100	206,397
Mitsui O.S.K. Lines Ltd. (c) (d)	183,000	1,655,448
Nippon Express Co. Ltd. (c) (d)	142,500	868,451
Seino Transportation Co. Ltd. (c) (d)	37,000	374,716
Tokyo Corp. (c) (d)	124,400	869,591

		4,758,457

Utilities (1.0%)
Chubu Electric Power Co., Inc. (c) (d)	83,200	2,030,804
Electric Power Development Co. Ltd. (c) (d)	21,900	772,044
Hokkaido Electric Power Co., Inc. (c)	19,200	429,477
Kansai Electric Power, Inc. (c)	89,400	2,006,481
Kyushu Electric Power Co., Inc. (c)	53,600	1,219,232
Mitsubishi Electric Co. (c)	204,600	1,660,368
Osaka Gas Co. Ltd. (c)	230,000	827,166
Tohoku Electric Power Co. Ltd. (c) (d)	49,700	1,069,094
Tokyo Electric Power Co. Ltd. (c)	164,000	4,122,426
Tokyo Gas Ltd. (c) (d)	321,400	1,492,152

		15,629,244

Water & Sewer (0.0%)
Kurita Water Industries Ltd. (c) (d)	100	2,336

		377,138,306

LUXEMBOURG (0.2%)
Steel (0.2%)
Arcelor (c)	77,302	2,717,341

NETHERLANDS (4.4%)
Banks (0.4%)
ABN Amro Holding NV (c)	238,303	6,607,558

Biotechnology (0.0%)
Qiagen NV (b) (c)	9,069	107,427

Business Services (0.0%)
Vedior NV (c)	9,766	157,621

Chemicals (0.2%)
Akzo Nobel NV (c)	36,511	1,768,572
Koninklijke DSM NV (c)	43,033	1,925,097

		3,693,669

Commercial Services (0.0%)
Randstad Holding NV (c)	1,494	75,740

Computer Service (0.0%)
Getronics NV (b) (c) (d)	31,668	410,390

Diversified (0.1%)
Hagemeyer NV (b) (c) (d)	115,831	412,697
IHC Caland NV (c)	5,088	515,744

		928,441

Electronics & Electrical Equipment (0.5%)
Koninklijke Ahold NV (b) (c)	184,098	1,423,787
Philips Electronics NV (c)	174,359	5,880,544

		7,304,331

Energy (1.1%)
Royal Dutch Shell PLC, Class A (c)	518,626	17,712,815

Financial Services (0.6%)
Euronext NV (c)	17,308	1,065,262
ING Groep NV (c)	239,614	8,549,873

		9,615,135

Food Products (0.5%)
Heineken NV (c)	37,387	1,316,971
Koninklijke Numico NV (b) (c) (d)	22,837	1,039,558
Unilever NV CVA (c)	78,006	5,471,220

		7,827,749

Insurance (0.2%)
Aegon NV (c)	186,858	3,016,016

Office Equipment & Supplies (0.0%)
Buhrmann NV (c)	130	2,032

Printing & Publishing (0.2%)
Elsevier NV (c)	100,408	1,415,561
Oce NV (c)	527	9,296
VNU NV (c)	49,753	1,669,913
Wolters Kluwer CVA (c)	43,102	955,919

		4,050,689

Real Estate (0.1%)
Corio NV (c)	6,189	363,703
Rodamco Europe NV (c)	3,715	321,072
Wereldhave NV (c)	1,758	181,397

		866,172

Semiconductors (0.2%)
ASML Holding NV (b) (c)	89,982	2,029,586
STMicroelectronics NV (c)	97,945	1,805,799

		3,835,385

Telecommunications (0.2%)
KPN NV (c)	315,854	3,057,296

Transportation (0.1%)
TPG NV (c)	59,886	1,964,924

		71,233,390

NEW ZEALAND (0.2%)
Airports (0.0%)
Auckland International Airport Ltd. (c) (d)	39,103	52,829

Building & Construction (0.0%)
Fletcher Building Ltd. (c)	38,037	196,423

Entertainment (0.0%)
Sky City Entertainment Group Ltd. (c)	63,632	201,780
Sky Network Television Ltd. (b) (c)	11,860	51,660

		253,440

Financial Services (0.0%)
Tower Ltd. (b) (c)	43,698	63,196

Healthcare (0.0%)
Fisher & Paykel Industries Ltd. (c)	121,168	306,543

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (c)	38,264	91,475

Property Trust (0.0%)
Kiwi Income Property Trust (c)	600	522

Retail (0.0%)
Warehouse Group Ltd. (The) (c) (d)	20,915	55,271

Telecommunications (0.2%)
Telecom Corp. of New Zealand Ltd. (c) (d)	297,838	1,155,754

Utilities (0.0%)
Contact Energy Ltd. (c)	1,473	6,587

Waste Disposal (0.0%)
Waste Management NZ Ltd. (c)	68,528	293,901

		2,475,941

NORWAY (0.7%)
Banks (0.1%)
DnB Holding ASA (c)	101,889	1,141,530

Chemicals (0.0%)
Yara International ASA (c)	34,414	509,749

Energy (0.0%)
Petroleum Geo-Services ASA (b) (c)	210	7,562

Food Products (0.1%)
Orkla ASA (c)	29,096	1,163,038

Industrial (0.2%)
Norsk Hydro ASA (c)	22,922	2,822,191
Tomra Systems ASA (c) (d)	51,388	407,727

		3,229,918

Insurance (0.0%)
Storebrand ASA (c) (d)	60,122	612,561

Oil & Gas (0.2%)
Prosafe ASA (c)	32	1,507
Statoil ASA (c)	87,163	2,411,309
Stolt Offshore SA (b) (c)	22,993	292,281

		2,705,097

Paper Products (0.0%)
Norske Skogsindustrier ASA (c)	17,208	284,428

Printing & Publishing (0.0%)
Schibsted ASA (c)	275	8,066

Shipping (0.0%)
Frontline Ltd. (c) (d)	11,986	475,914

Telecommunications (0.1%)
Tandberg ASA (c) (d)	20,487	126,763
Tandberg Television ASA (b) (c) (d)	20,950	302,072
Telenor ASA (c)	120,054	1,205,501

		1,634,336

Transportation (0.0%)
Stolt-Nielsen SA (c)	52	1,741

		11,773,940

PORTUGAL (0.3%)
Automotive (0.0%)
Brisa-Auto Estradas SA (c) (d)	22,024	192,372

Banks (0.0%)
Banco Commercial Portuguese SA (c)	244,377	716,032
Banco Espirito Santo SA (c) (d)	2,774	45,231

		761,263

Building Products (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA (c) (d)	27,694	162,891
Sonae Industria-SGPS SA (b) (c)	12,723	100,511

		263,402

Financial Services (0.0%)
BPI-SGPS SA (c)	41,646	209,052

Food Products (0.0%)
Jeronimo Martins SGPS SA (c)	22	350

Industrial (0.0%)
Sonae SGPS SA (c)	187,675	269,100

Telecommunications (0.2%)
Portugal Telecom SA (c) (d)	139,528	1,406,165
PT Multimedia-Servicos de (d)	5,395	63,504

Telecomunicacoes e Multimedia (b) (c)
		1,469,669

Utilities (0.1%)
Electricidade de Portugal SA (c) (d)	291,994	961,782

		4,126,990

SINGAPORE (0.8%)
Aerospace & Defense (0.0%)
Singapore Tech Engineering Ltd. (c)	47,000	86,777

Airlines (0.0%)
Singapore Airlines Ltd. (c)	60,600	531,144

Banks (0.4%)
Development Bank of Singapore Ltd. (c)	171,100	1,732,493
Oversea-Chinese Banking Corp. Ltd. (c)	423,600	1,777,879
United Overseas Bank Ltd. (c)	175,900	1,574,480

		5,084,852

Beverages (0.0%)
Fraser & Neave Ltd. (c)	12,690	147,084

Defense (0.0%)
Sembcorp Marine (c)	82,000	150,385

Distribution & Wholesale (0.0%)
Jardine Cycle & Carriage Ltd. (c)	11,804	82,835

Diversified (0.1%)
Haw Par Corp. Ltd. (c)	36,226	120,420
Keppel Corp. (c) (d)	109,000	881,571
Noble Group Ltd. (b) (c)	636	510

		1,002,501

Energy (0.0%)
Singapore Petroleum Co. Ltd. (c)	400	1,368

Engineering (0.0%)
Sembcorp Industries Ltd. (c)	131,043	239,411

Financial Services (0.0%)
Creative Technology Ltd. (c)	4,750	39,028
Singapore Exchange Ltd. (c)	111,300	217,200

		256,228

Healthcare (0.0%)
Parkway Holdings Ltd. (c)	239,000	346,054

Manufacturing (0.0%)
Venture Manufacturing Ltd. (c)	36,800	304,177

Printing & Publishing (0.0%)
Singapore Press Holdings Ltd. (c)	260,500	690,504

Property Trust (0.0%)
CapitaMall Trust (c)	2,000	2,954

Real Estate (0.2%)
Ascendas Real Estate Investment Trust (c)	600	806
Capitaland Ltd. (c)	187,897	459,754
City Developments Ltd. (c)	109,000	576,809
Keppel Land Ltd. (c)	54,400	128,021
MCL Land Ltd. (b) (c)	8,513	9,093
United Overseas Land Ltd. (c)	166,120	284,764
Wing Tai Holdings Ltd. (c)	500	449

		1,459,696

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (c) (d)	266,000	227,344
ST Assembly Test Services Ltd. (b) (c) (d)	123,000	86,567

		313,911

Shipping (0.0%)
Neptune Orient Lines Ltd. (c)	800	1,233
Singapore Post Ltd. (c)	327,221	235,918

		237,151

Telecommunications (0.1%)
Datacraft Asia Ltd. (b)	109,000	116,667
Singapore Telecommunications Ltd. (c)	839,109	1,315,155

		1,431,822

Transportation (0.0%)
ComfortDelgro Corp. Ltd. (c)	267,920	281,210
Cosco Corporation Singapore Ltd. (b) (c) (d)	375,066	261,880

		543,090

		12,911,944

SPAIN (3.4%)
Advertising (0.0%)
Telefonica Publicidad e Informacion SA (c) (d)	30,267	279,598

Agriculture (0.0%)
Azucarera Ebro Agricolas SA (c)	7,600	128,371

Airline Services (0.0%)
Iberia Lineas Aereas de Espana SA (c) (d)	71,865	192,974

Banks (1.4%)
Banco Bilbao Vizcaya Argentaria SA (c) (d)	483,808	9,778,117
Banco Popular Espanol SA (c)	132,750	1,661,228
Banco Santander Central (d)	768,309	11,017,442

Hispanoamericano SA (c)
		22,456,787

Broadcasting & Television (0.0%)
Antena 3 de Television SA (c) (d)	11,896	322,305
Sogecable SA (b) (c) (d)	6,801	279,066

		601,371

Building & Construction (0.2%)
Acciona SA (c)	3,749	468,907
Actividades de Construccion y Servicios SA (c)	33,229	1,155,305
Fomento De Construcciones y Contrates SA (c)	3,729	240,440
Grupo Ferrovial SA (c)	12,455	974,766

		2,839,418

Computer Software & Services (0.0%)
Indra Sistemas SA (c)	23,297	450,493

Energy (0.2%)
Gamesa Corporacion Tecnologica SA (c) (d)	16,169	263,174
Repsol SA (c) (d)	110,723	3,008,242

		3,271,416

Food Products (0.1%)
Altadis SA (c)	43,135	1,794,480

Hotels & Lodging (0.0%)
NH Hoteles SA (c)	26,318	419,124

Insurance (0.0%)
Corporacion Mapfre SA (c)	15,343	275,203

Metals & Mining (0.0%)
Acerinox SA (c) (d)	28,375	455,759

Multimedia (0.0%)
Promotora de Informaciones SA (Prisa) (c) (d)	950	17,481

Pharmaceuticals (0.0%)
Zeltia SA (b) (c) (d)	3,150	23,024

Public Thoroughfares (0.0%)
Cintra Concesiones Infraestructuras de Transporte SA (c) (d)	28,566	372,637

Railroads (0.1%)
Autopistas, Concesionaria Espanola SA (c) (d)	32,887	874,852

Real Estate (0.1%)
Inmobiliaria Colonial SA (c)	8,921	551,920
Metrovacesa SA (c) (d)	3,148	216,150
Vallehermoso SA (c)	8,447	215,289

		983,359

Retail (0.1%)
Industria de Diseno Textil SA (c)	33,253	1,144,944

Telecommunications (0.6%)
Telefonica SA (c)	607,085	9,259,048

Utilities (0.6%)
Aquas De Barcelona (c)	277	6,805
Endesa SA (c) (d)	145,137	4,165,603
Gas Natural SA (c) (d)	18,347	530,394
Iberdrola SA (c)	116,465	3,314,516
Union Electrica Fenosa SA (c) (d)	32,539	1,226,154

		9,243,472

		55,083,811

SWEDEN (2.1%)
Airlines (0.0%)
SAS AB (b) (c) (d)	16,950	231,048

Automotive (0.1%)
Scania AB, Class B (c)	11,984	473,880
Volvo AB, Class A (c)	6,536	310,040
Volvo AB, Class B (c)	30,104	1,472,370

		2,256,290

Banks (0.4%)
Nordea AB (c)	296,549	3,192,237
Skandiaviska Enskilda Banken AB (c)	75,379	1,682,718
Svenska Handelsbanken AB (c)	78,982	1,945,309

		6,820,264

Building & Construction (0.1%)
Assa Abloy AB (c)	42,048	678,525
Skanska AB (c)	50,656	787,327

		1,465,852

Commercial Services (0.1%)
Securitas AB (c)	51,908	947,361

Computer Software & Services (0.0%)
WM-data AB, Class B (c)	30,482	104,761

Engineering (0.0%)
Alfa Laval AB (c)	466	10,067

Financial Services (0.0%)
D. Carnegie & Co. AB (c)	6,653	110,892
Om Gruppen AB (b) (c)	444	6,935

		117,827

Healthcare (0.0%)
Capio AB (b) (c)	249	4,434

Household Products (0.1%)
Electrolux AB, Class B (c)	47,546	1,271,064

Industrial (0.2%)
Atlas Copco AB, Class A (b) (c)	51,774	1,217,767
Atlas Copco AB, Class B (b) (c)	10,160	215,575
Sandvik AB (c)	33,295	1,639,372
Trelleborg AB, Class B (c)	7,108	141,952

		3,214,666

Insurance (0.1%)
Skandia Forsakrings AB (c) (d)	168,039	1,161,863

Medical Instruments (0.0%)
Elekta AB, Class B (b) (c)	1,188	20,202
Gambro AB, Class A (c)	7,501	87,927
Gambro AB, Class B (c)	471	5,524
Getinge AB, Class B (c)	27,252	427,227

		540,880

Metals (0.1%)
Hoganas AB (c)	68	1,572
SKF AB, Class B (b) (c)	77,406	1,086,096
SSAB Svenskt Stal AB (c)	239	10,383

		1,098,051

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (c)	25,291	329,870

Paper Products (0.1%)
Billerud (c) (d)	13,113	177,011
Holmen AB (c)	319	11,849
Svenska Cellusoa (c)	34,663	1,445,119

		1,633,979

Personal Care (0.0%)
Oriflame Cosmetics SA SDR (c)	12,368	352,835

Printing & Publishing (0.0%)
Eniro AB (c)	21,666	282,826

Real Estate (0.0%)
Castellum AB (c)	4,060	157,802
Fabege AB (c)	10,145	199,541
Kungsleden AB (b) (c) (d)	4,900	148,546
Wihlborgs Fastigheter AB (b) (c)	2,029	52,674

		558,563

Retail (0.1%)
Axfood AB (c)	66	1,809
Hennes & Mauritz AB (c)	61,747	2,274,506

		2,276,315

Telecommunications (0.7%)
Ericsson SA (c)	1,982,033	7,212,664
Tele2 AB, Class B (b) (c) (d)	44,099	475,144
Telia AB (c)	241,187	1,373,067

		9,060,875

Television (0.0%)
Modern Times Group AB, Class B (b) (c)	7,762	378,877

Tobacco (0.0%)
Swedish Match AB (c)	45,428	572,430

		34,690,998

SWITZERLAND (5.7%)
Aerospace & Defense (0.0%)
Unaxis Holdings AG (b) (c)	2,440	462,439

Banks (0.7%)
Credit Suisse Group (c)	184,918	10,809,397

Building & Construction (0.2%)
Geberit AG (c) (d)	281	255,815
Holcim Ltd. (c)	29,758	2,255,304

		2,511,119

Chemicals (0.2%)
Ciba Specialty Chemicals AG (c) (d)	10,222	649,809
Clariant AG (b) (c) (d)	35,039	528,875
Lonza Group AG (c) (d)	6,003	378,130
Syngenta AG (c)	18,213	2,321,758

		3,878,572

Commercial Services (0.1%)
Adecco SA (c)	21,200	1,184,734
SGS Societe Generale de Surveillance	364	341,747

Holdings SA (c) (d)
		1,526,481

Computers (0.0%)
Logitech International SA (b) (c) (d)	9,605	409,279

Electronics & Electrical Equipment (0.2%)
ABB Ltd. (b) (c) (d)	257,003	2,803,808

Food Products (1.1%)
Nestle SA (c)	58,631	17,199,763

Industrial (0.0%)
Rieter Holding AG (c)	689	226,785
SIG Holding AG (c)	6	1,388

		228,173

Insurance (0.5%)
Swiss Re (c)	46,542	3,460,765
Zurich Financial Services AG (c)	21,469	4,702,928

		8,163,693

Manufacturing (0.0%)
Schindler Holding AG (c) (d)	67	29,077
Sulzer AG (c)	506	303,208

		332,285

Medical Products (0.1%)
Nobel Biocare Holding AG (c)	3,805	862,833
Phonak Holding AG (c)	7,874	390,473
Straumann Holding AG (c)	366	88,079
Synthes, Inc. (c)	6,048	724,550

		2,065,935

Pharmaceuticals (2.2%)
Givaudan (c) (d)	994	707,494
Novartis AG (c)	339,655	18,677,819
Roche Holding AG-Genusscheine (c)	102,539	16,203,141
Serono SA (c) (d)	1,126	855,016

		36,443,470

Real Estate (0.0%)
PSP Swiss Property AG (b) (c)	605	27,576

Retail (0.3%)
Compagnie Financiere Richemont AG (c)	75,119	3,422,139
Swatch Group AG (c)	1,619	53,042
Swatch Group AG, Class B (c)	5,059	821,297
Valora Holding AG (c)	16	3,084

		4,299,562

Semiconductors (0.0%)
Micronas Semiconductor Holding AG (b) (c)	5,729	195,566

Telecommunications (0.1%)
Kudelski SA (c) (d)	6,733	213,617
Swisscom AG (c) (d)	3,461	1,062,603

		1,276,220

Transportation (0.0%)
Kuehne & Nagel International AG (c)	1,500	421,182

Travel Services (0.0%)
Kuoni Reisen Holding AG (b) (c)	49	22,898

		93,077,418

UNITED KINGDOM (22.4%)
Advertising (0.1%)
Aegis Group PLC (c)	90,103	203,548
WPP Group PLC (b) (c)	184,904	2,052,760

		2,256,308

Aerospace & Defense (0.4%)
British Aerospace PLC (c)	511,241	3,794,057
Cobham PLC (c)	61,124	201,064
Meggitt PLC (c)	11,164	72,023
Rolls-Royce Group PLC (c)	236,965	1,829,781

		5,896,925

Airlines (0.2%)
BAA PLC (c)	172,282	1,917,859
British Airways PLC (b) (c)	107,706	624,736

		2,542,595

Apparel (0.0%)
Burberry Group PLC (c)	45,044	345,549

Automotive (0.0%)
GKN PLC (c)	136,323	720,492

Banks (4.7%)
Barclays PLC (c)	926,010	9,888,687
HBOS PLC (c)	543,712	9,564,111
HSBC Holdings PLC (c)	1,549,721	25,761,490
MAN Group PLC (c)	47,111	1,710,930
Royal Bank of Scotland Group PLC (c)	443,144	13,724,217
UBS AG (c)	148,164	16,120,430

		76,769,865

Brewery (0.2%)
SABMiller PLC (c)	97,509	1,983,930
Scottish & Newcastle PLC (c)	123,302	1,096,735

		3,080,665

Building & Construction (0.3%)
Berkeley Group Holdings PLC (b) (c)	5,424	106,905
BICC Group PLC (c)	14,093	92,004
Bovis Homes Group PLC (c)	128	1,716
George Wimpey PLC (c)	59,866	547,958
Hanson PLC (c)	131,852	1,524,030
Persimmon PLC (c)	67,776	1,515,580
Pilkington PLC (c)	24,291	67,452
Taylor Woodrow PLC (c)	118,671	823,816
Travis Perkins PLC (c)	6,112	160,534

		4,839,995

Building-Heavy Construction (0.0%)
Bellway (c)	671	13,705

Chemicals (0.2%)
BOC Group PLC (c)	80,194	2,119,331
Imperial Chemical Industries PLC (c)	119,858	779,016

		2,898,347

Commercial Services (0.2%)
Aggreko PLC (c)	1,063	5,205
Brambles Industries PLC (c)	127,543	922,369
Capita Group PLC (c)	124,002	942,124
Davis Service Group PLC (c)	777	6,919
Intertek Group PLC (c)	928	12,444
Rentokil Initial PLC (c)	335,037	964,857

		2,853,918

Computer Software & Services (0.1%)
Hays PLC (c)	297,710	695,002
iSoft Group PLC (c)	200	655
Logica PLC (c)	171,711	554,938
Mysis PLC (c)	73,826	320,201
Sage Group PLC (The) (c)	142,050	672,794

		2,243,590

Consumer Products (0.2%)
Reckitt Benckiser PLC (c)	87,127	2,860,540

Diversified (0.0%)
Serco Group PLC (c)	8,193	45,829
Tompkins PLC (c)	139,643	763,391

		809,220

Electronics & Electrical Equipment (0.0%)
Electrocomponents PLC (c)	22,330	119,341
Premier Farnell PLC (c)	2,269	8,392

		127,733

Energy (3.5%)
BG PLC (c)	536,046	6,067,762
BP Amoco PLC (c)	2,939,282	35,472,410
BP PLC ADR	100	7,231
Royal Dutch Shell PLC, Class A (c)	44,180	1,507,452
Royal Dutch Shell PLC, Class B (c)	387,047	13,924,705

		56,979,560

Engineering (0.1%)
AMEC PLC (c)	12,758	85,556
Barratt Developments PLC (c)	49,454	878,895

		964,451

Entertainment (0.4%)
British Sky Broadcasting Group PLC (c)	181,253	1,565,832
Carnival PLC (c)	17,499	975,198
EMI Group PLC (c)	125,468	566,988
Enterprise Inns PLC (c)	56,399	927,185
Hilton Group PLC (c)	245,473	1,587,855
Rank Group PLC (c)	83,940	402,084
William Hill PLC (c)	80,443	816,815

		6,841,957

Financial Services (0.7%)
3I Group PLC (c)	102,381	1,670,542
Amvescap PLC (c)	111,302	1,018,705
Cattles PLC (c)	6,498	36,897
Close Brothers Group PLC (c)	4,312	74,801
ICAP PLC (c)	14,428	113,136
Lloyds TSB Group PLC (c)	809,595	7,372,423
London Stock Exchange PLC (c)	60,073	776,752
Provident Financial PLC (c)	17,330	165,093

		11,228,349

Food Products (1.2%)
Cadbury Schweppes PLC (c)	309,754	3,046,506
Diageo PLC (c)	427,098	6,356,837
Tate & Lyle PLC (c)	67,947	695,824
Tesco PLC (c)	1,024,305	5,793,196
Unilever PLC (c)	359,650	3,776,862

		19,669,225

Healthcare (0.8%)
AstraZeneca Group PLC (c)	231,608	11,231,573
Smith & Nephew PLC (c)	133,300	1,322,961

		12,554,534

Hotels & Motels (0.1%)
InterContinental Hotels Group PLC (c)	85,648	1,319,432

Import & Export (0.1%)
Wolseley PLC (c)	98,390	2,372,080

Industrial (0.2%)
BBA Group PLC (c)	19,965	112,638
FKI PLC (c)	88,765	202,684
IMI PLC (c)	36,934	339,102

Invensys PLC (b) (c)	866,880	331,953
Smiths Industries PLC (c)	99,272	1,753,181

		2,739,558

Insurance (0.7%)
Aviva PLC (c)	316,920	4,063,081
Friends Provident PLC (c)	311,361	1,113,689
Legal & General Group PLC (c)	876,284	1,952,259
Prudential PLC (c)	350,446	3,553,956
Resolution PLC (c)	200	2,300
Royal & Sun Alliance Insurance Group PLC (c)	404,653	904,427

		11,589,712

Investment Companies (0.0%)
Schroders PLC (c)	902	17,635

Manufacturing (0.0%)
Cookson Group PLC (b) (c)	868	7,235

Medical Products (0.0%)
Alliance Unichem PLC (c)	34,795	522,148
SSL International PLC (c)	6,497	36,220

		558,368

Metals & Mining (1.4%)
Anglo American PLC (c)	191,947	7,389,631
BHP Billiton PLC (c)	355,236	6,596,412
Corus Group PLC (c)	465,422	578,599
Johnson Matthey PLC (c)	37,336	968,280
Rio Tinto PLC (c) (d)	145,949	7,472,226

		23,005,148

Paper Products (0.1%)
Bunzl PLC (c)	62,479	702,377
Rexam PLC (c)	88,049	799,841

		1,502,218

Pharmaceuticals (1.3%)
GlaxoSmithKline PLC (c)	827,315	21,176,714

Printing & Publishing (0.5%)
Daily Mail & General Trust (c)	20,132	276,544
De La Rue PLC (c)	672	5,558
EMAP PLC (c)	35,709	538,753
Pearson PLC (c)	120,989	1,567,258
Reed International PLC (c)	199,707	1,885,821
Reuters Group PLC (c)	180,597	1,409,303
Trinity Mirror PLC (c)	18,420	200,763
United Business Media PLC (c)	67,192	780,366
Yell Group PLC (c)	135,288	1,280,946

		7,945,312

Railroads (0.0%)
FirstGroup PLC (c)	60,756	437,497

Real Estate (0.4%)
British Land Co. PLC (c)	84,486	1,727,919
Brixton PLC (c)	200	1,611
Great Portland Estates PLC (c)	9,539	71,165
Hammerson PLC (c)	19,884	369,415
Land Securities Group PLC (c)	87,916	2,636,792
Liberty International PLC (c)	32,382	608,357
Slough Estates PLC (c)	30,063	316,364

		5,731,623

Restaurants (0.2%)
Compass Group PLC (c)	347,399	1,369,347
Mitchells & Butlers PLC (c)	77,725	562,464
Whitbread PLC (c)	30,582	578,131

		2,509,942

Retail (0.8%)
Boots Group PLC (c) (d)	139,365	1,571,636
Dixons Group PLC (c)	262,612	819,585
GUS PLC (c)	126,547	2,327,937
HMV Group PLC (c)	2,349	7,714
Inchcape PLC (c)	3,249	137,650
J. Sainsbury PLC (c)	212,700	1,139,318
Kesa Electricals PLC (c)	59,723	265,852
Kingfisher PLC (c)	383,071	1,616,527
Marks & Spencer PLC (c)	270,961	2,343,976
MFI Furniture Group PLC (c)	150,310	178,836
Next PLC (c)	57,560	1,772,362
Punch Taverns PLC (c)	30,274	466,663
Signet Group PLC (c)	264,519	478,615

		13,126,671

Security Services (0.0%)
Group 4 Securicor PLC (c)	114,996	343,668

Semiconductors (0.0%)
Arm Holdings PLC (c)	215,874	512,690

Telecommunications (1.5%)
BT Group PLC (c)	1,286,409	4,703,125
Cable & Wireless PLC (c)	336,417	613,091
Marconi Corp. PLC (b) (c)	9,214	64,339
Vodafone Group PLC (c)	9,064,080	19,060,058

		24,440,613

Television (0.1%)
ITV PLC (c)	477,658	920,916

Tobacco (0.6%)
British American Tobacco PLC (c)	223,541	5,037,765
Gallaher Group PLC (c)	104,449	1,607,760
Imperial Tobacco Group PLC (c)	105,245	3,124,260

		9,769,785

Transportation (0.1%)
Arriva PLC (c)	881	9,208
Associated British Ports Holdings PLC (c)	18,955	198,449
National Express Group PLC (c)	3,724	57,972
Peninsular & Oriental Steam Navigation Co. (c)	136,869	1,329,550
Stagecoach Group PLC (c)	73,278	145,958

		1,741,137

Travel (0.0%)
First Choice Holidays PLC (c)	400	1,749

Utilities (1.0%)
Centrica PLC (c)	569,087	2,699,754
International Power PLC (c)	239,102	1,153,831
National Grid Group PLC (c)	390,701	4,001,743
Scottish & Southern Energy PLC (c)	133,081	2,530,013
Scottish Power PLC (c)	269,595	2,746,685
Severn Trent PLC (c)	47,956	977,909
United Utilities PLC (c)	120,349	1,448,565

		15,558,500

Water & Sewer (0.0%)
Kelda Group PLC (c)	52,042	725,449

		364,551,175

Total Common Stocks		1,501,982,029

CASH EQUIVALENTS (4.9%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $79,552,617)	$79,543,094	79,543,094

Total Cash Equivalents		79,543,094

PREFERRED STOCK (0.0%)
GERMANY (0.0%)
Automotive (0.0%)
Volkswagen AG, 3.07% (c)	8,094	347,763

Healthcare (0.0%)
Fresenius Medical Care AG, 1.35%	787	74,061

Television (0.0%)
ProSiebenSat.1 Media AG, 1.43%	13,440	307,985

Utilities (0.0%)
RWE AG, 2.44% (c)	946	70,108

Total Preferred Stock		799,917

WARRANTS (0.0%)
HONG KONG (0.0%)
Chemicals (0.0%)
Kingboard Chemical Holding Ltd., Expires 12/31/06	80	51

Real Estate (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06	7,158	1,190

Total Warrants		1,241

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (12.1%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	196,798,124	196,798,124

Total Short-Term Securities Held as Collateral for Securities Lending		196,798,124

Total Investments (Cost $1,366,429,329) (a) - 109.8%		1,779,124,405
Liabilities in excess of other assets - (9.8)%		(158,476,164)

NET ASSETS - 100.0%		$1,620,648,241

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	All or part of the security was on loan as of January 31, 2006.

ADR	American Depositary Receipt

SDR	Special Drawing Rights

At January 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	02/13/06	$(563,166)	$(569,226)	$(6,060)
Euro	02/13/06	(1,970,244)	(1,987,970)	(17,726)
Japanese Yen	02/13/06	(1,302,615)	(1,280,835)	21,780
Swedish Krone	02/13/06	(92,706)	(94,271)	(1,565)
Swiss Franc	02/13/06	(378,483)	(379,938)	(1,455)

Total Short Contracts		$(4,307,214)	$(4,312,240)	$(5,026)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia Dollar	02/13/06	$4,501,907	$4,520,005	$18,098
British Pound	02/13/06	23,196,079	23,364,943	168,864
Euro	02/13/06	30,112,421	30,123,518	11,097
Japanese Yen	02/13/06	22,391,575	21,833,972	(557,603)
Swedish Krone	02/13/06	2,129,474	2,152,413	22,939
Swiss Franc	02/13/06	8,149,305	8,111,870	(37,435)

Total Long Contracts		$90,480,761	$90,106,721	$(374,040)

At January 31, 2006, the Fund’s open long futures contracts were as follows:

	Number of Contracts	Long Contracts *	Expiration	Market Value Covered By Contract	Unrealized Appreciation (Depreciation)
Australia	97	S&P ASX 200 Index	03/16/06	$9,051,058	$471,855
Europe	19	DAX Index	03/17/06	3,292,780	185,599
Europe	3	IBEX 35 Index	02/07/06	404,301	11,332
Europe	842	DJ Euro Stoxx 50	03/17/06	37,903,044	1,308,993
Europe	4	S&P MIB 30 Index	03/17/06	893,360	17,770
Hong Kong	49	Hang Seng Index	02/27/06	5,009,907	111,599
Japan	227	Topix Index	03/09/06	33,133,600	1,970,021
Sweden	345	OMX Index	02/24/06	4,378,680	32,701
United Kingdom	221	FTSE 100 Index	03/17/06	22,574,487	520,788

				$116,641,217	$4,630,658

*	Cash pledged as collateral

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (81.7%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc. (b) (c)	30,400	$2,356,000
Precision Castparts Corp.	110,459	5,517,427
Sequa Corp., Class A (b) (c)	5,960	486,038

		8,359,465

Airlines (0.3%)
AirTran Holdings, Inc. (b) (c)	68,800	1,165,472
Alaska Air Group, Inc. (b) (c)	27,500	878,075
JetBlue Airways Corp. (b) (c)	118,825	1,549,478

		3,593,025

Amusement & Recreation (0.3%)
Boyd Gaming Corp.	36,800	1,663,360
Callaway Golf Co. (c)	57,200	874,016
International Speedway Corp.	30,400	1,436,400

		3,973,776

Auto Parts & Equipment (1.0%)
Advance Auto Parts, Inc. (b)	87,600	3,816,731
ArvinMeritor, Inc. (c)	54,560	952,072
Bandag, Inc. (c)	11,500	513,130
BorgWarner Automotive, Inc.	45,320	2,498,492
Gentex Corp. (c)	125,980	2,103,866
Lear Corp. (c)	58,636	1,486,423
Modine Manufacturing Co.	26,300	712,730

		12,083,444

Automotive (0.4%)
Adesa, Inc.	71,900	1,840,640
Carmax, Inc. (b)	85,400	2,552,606

		4,393,246

Banks (3.6%)
Associated Banc Corp.	110,421	3,736,647
Astoria Financial Corp.	74,820	2,154,816
Cathay Bancorp, Inc. (c)	43,000	1,535,530
City National Corp.	34,000	2,548,980
Colonial Bancgroup, Inc.	123,040	3,063,696
Cullen/Frost Bankers, Inc.	37,380	2,008,801
FirstMerit Corp. (c)	66,180	1,671,045
Greater Bay Bancorp (c)	42,480	1,101,931
Independence Community Bank Corp.	59,736	2,388,843
IndyMac Bancorp, Inc. (c)	56,159	2,294,657
Mercantile Bankshare Corp.	99,075	3,759,895
New York Community Bancorp, Inc. (c)	197,414	3,367,883
SVB Financial Group (b) (c)	31,799	1,573,415
TCF Financial Corp.	99,400	2,484,006
Texas Regional Bancshares, Inc., Class A (c)	34,300	1,055,754
Washington Federal, Inc. (c)	67,212	1,622,498
Webster Financial Corp.	43,000	2,025,300
West America Bancorp (c)	24,920	1,341,194
Wilmington Trust Corp.	54,500	2,261,750

		41,996,641

Biotechnology (1.1%)
Millennium Pharmaceuticals, Inc. (b)	251,463	2,600,127
PDL Biopharma, Inc. (b) (c)	91,820	2,676,553
Pharmaceutical Product Development, Inc.	42,400	2,933,232
Valeant Pharmaceuticals International	76,100	1,366,756
Vertex Pharmaceuticals, Inc. (b) (c)	81,780	2,921,182

		12,497,850

Broadcasting (0.2%)
Emmis Communications Corp. (b)	30,000	533,700
Entercom Communications Corp. (b)	33,080	998,685
Westwood One, Inc.	48,380	725,216

		2,257,601

Business Services (2.3%)
Acxiom Corp. (c)	63,940	1,513,460
Catalina Marketing Corp. (c)	35,900	802,365
Ceridian Corp. (b)	118,540	2,925,567
CheckFree Corp. (b)	76,900	3,984,958
ChoicePoint, Inc. (b)	71,920	2,957,350
Corporate Executive Board Co. (The)	32,900	2,768,206
CSG Systems International, Inc. (b) (c)	41,080	935,392
Fair Issac Corp.	52,407	2,322,678
Gartner Group, Inc. (b) (c)	52,080	716,621
Harte-Hanks, Inc.	50,740	1,440,001
Kelly Services, Inc. (c)	18,775	502,795
Korn/Ferry International (b) (c)	31,700	626,392
Manpower, Inc.	74,660	4,018,948
MPS Group, Inc. (b) (c)	79,440	1,128,842
Navigant Consulting, Inc. (b) (c)	43,200	981,504

		27,625,079

Chemicals (2.1%)
Airgas, Inc. (c)	55,200	2,140,656
Albemarle Corp. (c)	33,700	1,475,049
Cabot Corp.	48,900	1,917,858
Chemtura Corp.	193,600	2,433,552
Cytec Industries, Inc.	33,900	1,681,440
Ferro Corp.(c)	32,000	629,440
FMC Corp. (b)	29,760	1,679,059
Lubrizol Corp.	53,780	2,459,897
Lyondell Chemical Co.	172,460	4,140,765
Minerals Technologies, Inc.	17,240	963,199
Olin Corp.	60,160	1,233,280
RPM, Inc. (c)	93,200	1,761,480
Valspar Corp. (c)	82,300	2,240,206

		24,755,881

Communication Equipment (1.9%)
Adtran, Inc. (c)	58,859	1,726,334
Cincinnati Bell, Inc. (b) (c)	187,100	654,850
CommScope, Inc. (b) (c)	43,520	962,227
Harman International Industries, Inc.	54,780	6,025,800
Harris Corp.	111,139	5,160,184
Plantronics, Inc. (c)	41,400	1,449,000
Polycom, Inc. (b)	81,500	1,579,470
Powerwave Technologies, Inc. (b) (c)	89,201	1,303,227
Telephone & Data Systems, Inc.	44,200	1,583,686
Telephone & Data Systems, Inc., Special Shares	41,100	1,401,510
Utstarcom, Inc. (b) (c)	85,100	596,551

		22,442,839

Computer Hardware (0.5%)
National Instruments Corp. (c)	47,030	1,556,223
Western Digital Corp. (b)	176,200	3,851,732

		5,407,955

Computer Software & Services (4.9%)
3COM Corp. (b)	336,205	1,536,457
Activision, Inc. (b)	232,021	3,327,181
Advent Software, Inc. (b)	14,969	393,086
Anteon International Corp. (b)	26,100	1,439,415
Avocent Corp. (b)	40,200	1,337,454
Cadence Design Systems, Inc. (b)	230,384	4,068,581
CDW Corp. (c)	54,242	3,037,552
Cognizant Technology Solutions Corp. (b)	114,801	6,012,128
DST Systems, Inc. (b)	54,360	3,080,038
F5 Networks, Inc. (b)	33,812	2,187,636
Gamestop Corp.(b) (c)	49,200	1,983,252
GTECH Holdings Corp.	101,088	3,378,361
Henry (Jack) & Associates, Inc. (c)	61,500	1,258,905
Ingram Micro, Inc. (b)	97,100	1,878,885
Macrovision Corp. (b)	42,520	790,447
McAfee, Inc. (b)	136,400	3,163,116
McData Corp. (b) (c)	122,400	522,648
Mentor Graphics Corp. (b) (c)	59,500	654,500
RSA Security, Inc. (b) (c)	57,400	882,238
SanDisk Corp. (b)	152,967	10,303,858
SRA International, Inc., Class A (b) (c)	32,200	1,022,672
Sybase, Inc. (b) (c)	71,800	1,550,162
Synopsys, Inc. (b)	124,381	2,750,064
Transaction Systems Architects, Inc. (b)	30,400	1,002,896
Wind River Systems, Inc. (b) (c)	61,300	820,194

		58,381,726

Construction (1.7%)
Beazer Homes USA, Inc. (c)	35,257	2,568,120
Dycom Industries, Inc. (b) (c)	30,700	757,062
Granite Construction, Inc. (c)	27,660	1,119,677
Hovnanian Enterprises, Inc. (b)	30,020	1,453,568
Jacobs Engineering Group, Inc. (b)	46,880	3,908,386
Martin Marietta Materials, Inc.	39,894	3,382,213
Ryland Group, Inc. (The)	40,167	2,906,484
Thor Industries, Inc. (c)	30,100	1,283,765
Toll Brothers, Inc. (b)	96,218	3,271,412

		20,650,687

Consumer & Commercial Services (1.7%)
Alliance Data Systems Corp. (b)	58,900	2,488,525
Career Education Corp. (b)	81,349	2,643,029
Corinthian Colleges, Inc. (b) (c)	72,680	921,582
Deluxe Corp. (c)	41,173	1,102,613
DeVry, Inc. (b) (c)	45,600	1,048,344
Dun & Bradstreet Corp. (b)	56,893	4,112,226
MoneyGram International, Inc.	67,500	1,792,800
Quanta Services, Inc. (b) (c)	93,100	1,289,435
Rent-A-Center, Inc. (b) (c)	59,400	1,217,700
Rollins, Inc. (c)	27,865	598,819
Sotheby’s Holdings, Inc. (b) (c)	36,500	725,985
United Rentals, Inc. (b) (c)	53,200	1,559,292

		19,500,350

Consumer Products (1.3%)
Blyth Industries, Inc. (c)	19,040	413,168
Church & Dwight, Inc. (c)	51,800	1,906,240
Energizer Holdings, Inc. (b)	54,588	2,953,757
Furniture Brands International, Inc. (c)	45,738	1,100,456
Lancaster Colony Corp. (c)	18,040	748,119
Mohawk Industries Co. (b)	44,040	3,745,161

Scotts Miracle-Gro Co. (The)	39,820	1,971,090
Timberland Co., Class A (b)	47,000	1,643,120
Tupperware Corp.	40,033	888,733

		15,369,844

Containers & Packaging (0.3%)
Packaging Corp. of America (c)	57,160	1,326,112
Sonoco Products Co. (c)	78,400	2,428,048

		3,754,160

Electronics (4.6%)
Amphenol Corp., Class A	71,720	3,645,528
Arrow Electronics, Inc. (b)	95,833	3,292,822
Atmel Corp. (b) (c)	339,900	1,342,605
Avnet, Inc. (b)	117,178	2,865,002
Cabot Microelectronics Corp. (b) (c)	22,528	748,155
Credence Systems Corp. (b) (c)	75,160	657,650
Cree, Inc. (b) (c)	61,788	1,614,520
Cypress Semiconductor Corp. (b) (c)	116,369	1,970,127
DRS Technologies	29,800	1,480,762
Hubbell, Inc.	47,700	2,144,115
Imation Corp.	30,933	1,402,193
Integrated Device Technology, Inc. (b)	171,787	2,386,121
International Rectifier Corp. (b)	57,100	2,076,727
Intersil Corp. (c)	130,300	3,786,518
Kemet Corp. (b) (c)	65,360	600,005
Lam Research Corp. (b)	114,658	5,323,571
Lattice Semiconductor Corp. (b) (c)	81,760	370,373
Micrel, Inc. (b) (c)	58,400	716,568
Microchip Technology, Inc.	174,649	6,551,085
Mine Safety Appliances Co. (c)	23,900	951,937
Newport Corp. (b)	31,200	529,464
Plexus Corp. (b) (c)	38,300	1,084,273
RF Micro Devices, Inc. (b) (c)	166,225	1,210,118
SPX Corp.	57,220	2,729,966
Thomas & Betts Corp. (b)	45,048	2,011,393
TriQuint Semiconductor, Inc. (b)	102,605	500,712
Vishay Intertechnology, Inc. (b)	147,330	2,332,234

		54,324,544

Financial Services (4.0%)
AmeriCredit Corp. (b)	113,100	3,252,756
Bank of Hawaii Corp.	42,400	2,213,704
BISYS Group, Inc. (The) (b)	94,700	1,372,203
Certegy, Inc.	53,845	2,339,565
Commerce Bancorp, Inc. (c)	148,103	4,952,564
Eaton Vance Corp. (c)	104,200	3,003,044
Edwards (A.G.), Inc.	62,500	2,973,125
Investors Financial Services Corp. (c)	55,884	2,623,195
Jefferies Group, Inc. (c)	40,400	2,200,588
Legg Mason, Inc.	101,258	13,133,163
PMI Group, Inc. (c)	77,287	3,341,117
Raymond James Financial, Inc.	49,420	2,103,315
SEI Investments Co.	54,440	2,245,650
Waddell & Reed Financial, Inc. (c)	64,400	1,434,832

		47,188,821

Food & Beverage (1.2%)
Dean Foods Co. (b)	111,941	4,245,921
Hormel Foods Corp.	61,820	2,072,825
J.M. Smucker Co.	46,671	2,030,189
PepsiAmericas, Inc.	55,000	1,346,950
Sensient Technologies Corp. (c)	38,480	729,581
Smithfield Foods, Inc. (b)	78,600	2,109,624
Tootsie Roll Industries, Inc. (c)	23,538	683,779

Universal Corp. (c)	21,040	994,140

		14,213,009

Healthcare (5.3%)
Apria Healthcare Group, Inc. (b) (c)	40,900	996,733
Beckman Coulter, Inc.	53,260	3,171,633
Cephalon, Inc. (b)	49,192	3,487,221
Community Health Systems, Inc. (b)	74,377	2,706,579
Covance, Inc. (b)	50,280	2,856,407
Cytyc Corp. (b)	91,840	2,764,384
Dentsply International, Inc.	67,586	3,629,368
Edwards Lifesciences Corp. (b)	49,000	2,104,060
Health Net, Inc. (b)	95,152	4,697,654
Henry Schein, Inc. (b) (c)	69,764	3,253,793
LifePoint Hospitals, Inc. (b)	50,360	1,553,606
Lincare Holdings, Inc. (b)	80,380	3,396,859
Omnicare, Inc.	100,900	5,014,730
Par Pharmaceutical Cos., Inc. (b) (c)	30,475	1,008,113
Perrigo Co. (c)	71,300	1,112,993
Renal Care Group, Inc. (b)	54,950	2,606,828
Sepracor, Inc. (b) (c)	88,190	5,018,893
Steris Corp. (c)	52,980	1,430,460
Triad Hospitals, Inc. (b)	72,205	2,964,737
Universal Health Services, Inc. (c)	46,955	2,230,832
Varian Medical Systems, Inc. (b)	110,961	6,680,962

		62,686,845

Insurance (4.6%)
American Financial Group, Inc.	40,600	1,527,372
AmerUs Group Co. (c)	34,093	2,092,287
Arthur J. Gallagher & Co. (c)	77,400	2,256,984
Brown & Brown, Inc. (c)	93,720	2,692,576
Everest Re Group Ltd.	52,700	5,093,455
Fidelity National Financial, Inc.	144,214	5,692,128
First American Financial Corp.	77,153	3,612,303
Hanover Insurance Group Inc.	42,400	2,054,280
HCC Insurance Holdings, Inc.	84,390	2,621,153
Horace Mann Educators Corp. (c)	34,300	671,937
Leucadia National Corp. (c)	68,530	3,595,769
Mercury General Corp. (c)	30,400	1,713,648
Ohio Casualty Corp. (c)	52,700	1,588,378
Old Republic International Corp.	184,587	3,959,391
Protective Life Corp.	57,500	2,584,625
Radian Group, Inc. (c)	68,333	3,910,698
Stancorp Financial Group, Inc.	46,600	2,318,350
Unitrin, Inc. (c)	39,200	1,733,032
W.R. Berkley Corp.	93,211	4,604,623

		54,322,989

Machinery (0.6%)
AGCO Corp. (b) (c)	72,400	1,303,924
Graco, Inc.	55,370	2,224,767
Tecumseh Products Co. (c)	15,600	395,460
Zebra Technologies Corp., Class A (b)	58,640	2,640,559

		6,564,710

Manufacturing (2.5%)
Ametek, Inc.	55,400	2,279,156
Brink’s Co. (The)	46,980	2,499,336
Carlisle Cos., Inc.	26,040	1,807,436
Crane Co.	41,466	1,547,511
Diebold, Inc.	57,833	2,261,849
Donaldson Co., Inc. (c)	57,680	1,992,844
Federal Signal Corp. (c)	39,800	705,654
Flowserve Corp. (b) (c)	43,620	2,005,648

Harsco Corp.	33,100	2,622,182
Hillenbrand Industry, Inc.	48,300	2,377,326
Nordson Corp. (c)	25,200	1,144,584
Pentair, Inc.	82,760	3,177,984
Teleflex, Inc. (c)	32,220	2,032,115
Trinity Industries, Inc. (c)	34,800	1,776,540
Varian, Inc. (b)	27,860	1,068,988

		29,299,153

Medical Products (1.3%)
Advanced Medical Optics, Inc. (b)	57,303	2,554,568
Affymetrix, Inc. (b) (c)	56,916	2,173,053
Gen-Probe, Inc. (b)	41,700	2,102,931
INAMED Corp. (b)	29,700	2,735,667
Intuitive Surgical, Inc. (b) (c)	30,008	4,130,601
Techne Corp. (b) (c)	32,700	1,858,995

		15,555,815

Medical Services (0.7%)
Charles River Laboratories International, Inc. (b)	58,082	2,679,323
Invitrogen Corp. (b)	45,218	3,114,616
Martek Biosciences Corp. (b) (c)	23,800	685,440
VCA Antech, Inc. (b) (c)	65,200	1,804,084

		8,283,463

Metals (0.6%)
Kennametal, Inc.	33,900	1,983,150
MSC Industrial Direct Co., Class A (c)	45,100	2,026,343
Timken Co. (The)	69,900	2,528,283

		6,537,776

Mining (1.8%)
Arch Coal, Inc. (c)	60,097	5,211,612
Joy Global, Inc.	100,960	5,455,878
Peabody Energy Corp.	109,250	10,871,468

		21,538,958

Office Equipment & Supplies (0.5%)
Herman Miller, Inc.	56,600	1,714,980
HNI Corp.	44,370	2,560,149
Reynolds & Reynolds Co.	45,000	1,278,000

		5,553,129

Oil & Gas (6.9%)
Cooper Cameron Corp. (b)	96,818	4,685,023
Denbury Resources, Inc. (b) (c)	93,400	2,780,518
ENSCO International, Inc.	129,335	6,611,605
FMC Technologies, Inc. (b) (c)	55,862	2,894,769
Forest Oil Corp. (b) (c)	43,800	2,255,700
Grant Prideco, Inc. (b)	106,885	5,353,870
Hanover Compressor Co. (b) (c)	77,739	1,287,358
Helmerich & Payne, Inc.	42,600	3,338,136
Newfield Exploration Co. (b)	105,784	5,543,082
Noble Energy, Inc.	145,367	6,727,584
Patterson-UTI Energy, Inc.	143,636	5,403,586
Pioneer Natural Resources Co.	106,848	5,673,629
Plains Exploration & Production Co. (b)	64,001	2,869,805
Pogo Producing Co. (c)	51,906	3,113,841
Pride International, Inc. (b)	131,728	4,651,316
Quicksilver Resources, Inc. (b) (c)	53,561	2,692,511
Smith International, Inc.	166,491	7,492,094
Southwestern Energy Co. (b)	140,551	6,063,370
Tidewater, Inc. (c)	52,477	3,065,706

		82,503,503

Paper & Forest Products (0.6%)

Bowater, Inc.	49,786	1,361,149
Glatfelter (c)	30,400	432,288
Longview Fibre Co. (c)	39,840	758,952
Potlatch Corp. (c)	26,545	1,359,900
Rayonier, Inc.	61,480	2,628,271

		6,540,560

Pharmaceuticals (1.0%)
Barr Pharmaceuticals, Inc. (b)	89,457	5,866,590
IVAX Corp. (b)	179,601	5,589,183

		11,455,773

Publishing & Printing (1.1%)
American Greetings Corp., Class A (c)	51,014	1,041,196
Banta Corp. (c)	20,900	1,068,408
Belo Corp., Class A	81,520	1,859,471
Lee Enterprises, Inc. (c)	35,580	1,252,060
Media General, Inc. (c)	18,100	866,085
Reader’s Digest Association (c)	77,500	1,231,475
Scholastic Corp. (b) (c)	31,100	934,555
Valassis Communications, Inc. (b) (c)	39,400	1,099,260
Washington Post Co.	4,863	3,710,372

		13,062,882

Real Estate Investment Trusts (2.8%)
AMB Property Corp.	69,567	3,631,397
Developers Diversified Realty Corp.	90,510	4,458,524
Highwood Properties, Inc.	45,660	1,440,116
Hospitality Properties Trust	56,860	2,437,588
Liberty Property Trust	76,096	3,444,105
Macerich Co. (The)	59,500	4,317,915
Mack-Cali Realty Corp.	54,100	2,419,352
New Plan Excel Realty Trust (c)	85,860	2,116,449
Regency Centers Corp.	55,900	3,602,755
United Dominion Realty Trust, Inc.	118,915	3,021,630
Weingarten Realty Investors	66,200	2,683,086

		33,572,917

Restaurants (1.1%)
Applebee’s International, Inc.	67,734	1,623,584
Bob Evans Farms, Inc. (c)	29,800	795,660
Brinker International, Inc.	70,480	2,868,536
CBRL Group, Inc.	41,588	1,825,713
Cheesecake Factory, Inc. (The) (b) (c)	61,950	2,282,858
Outback Steakhouse, Inc.	55,700	2,575,011
Ruby Tuesday, Inc. (c)	52,100	1,490,581

		13,461,943

Retail (5.9%)
99 Cents Only Stores (b) (c)	44,033	459,705
Abercrombie & Fitch Co.	73,998	4,912,726
Aeropostale, Inc. (b)	46,673	1,410,925
American Eagle Outfitters Ltd. (c)	111,910	3,019,332
AnnTaylor Stores Corp. (b)	62,569	2,084,799
Barnes & Noble, Inc.	46,173	1,958,659
BJ’s Wholesale Club, Inc. (b)	58,457	1,878,808
Borders Group, Inc.	59,194	1,457,356
Chico’s FAS, Inc. (b) (c)	150,443	6,553,296
Claire’s Stores, Inc.	79,360	2,512,538
Copart, Inc. (b)	59,100	1,488,729
Dollar Tree Stores, Inc. (b)	84,550	2,095,995
Fastenal Co. (c)	105,454	4,023,070
Foot Locker, Inc.	126,700	2,878,624
Michael’s Stores, Inc.	108,840	3,660,289
O’Reilly Automotive, Inc. (b) (c)	90,046	2,955,310

Pacific Sunwear of California, Inc. (b)	61,900	1,517,169
Payless ShoeSource, Inc. (b)	60,195	1,466,350
PETsMART, Inc.	116,360	2,915,982
Pier 1 Imports, Inc. (c)	78,670	851,209
Polo Ralph Lauren Corp.	49,400	2,798,016
Regis Corp.	40,320	1,562,400
Ross Stores, Inc.	117,054	3,336,039
Ruddick Corp. (c)	31,500	727,965
Saks, Inc. (b) (c)	119,200	2,301,752
Tech Data Corp. (b)	49,543	2,042,658
Urban Outfitters, Inc. (b)	94,116	2,570,308
Williams Sonoma, Inc. (b)	93,540	3,721,021

		69,161,030

Schools (0.5%)
Education Management Corp. (b)	56,200	1,720,844
ITT Educational Services, Inc. (b)	32,140	1,873,762
Laureate Education, Inc. (b) (c)	40,680	2,119,428

		5,714,034

Semiconductors (0.7%)
Fairchild Semiconductor International, Inc. (b)	95,620	1,907,619
MEMC Electronic Materials, Inc. (b)	135,700	3,878,307
Semtech Corp. (b) (c)	56,730	1,093,754
Silicon Laboratories, Inc. (b)	38,540	1,897,324

		8,777,004

Shipping & Transportation (1.5%)
Alexander & Baldwin, Inc.	35,400	1,860,978
C.H. Robinson Worldwide, Inc.	142,052	5,747,424
CNF Transportation, Inc.	44,940	2,303,175
GATX Corp. (c)	44,500	1,767,095
Overseas Shipholding Group, Inc.	25,300	1,304,974
Swift Transportation Co., Inc. (b) (c)	47,210	1,115,572
Werner Enterprises, Inc. (c)	46,105	993,563
YRC Worldwide, Inc. (b)	49,562	2,470,170

		17,562,951

Steel (0.2%)
Steel Dynamics, Inc. (c)	33,800	1,568,996
Worthington Industries, Inc.	59,687	1,231,343

		2,800,339

Transportation (0.8%)
Expeditors International of Washington, Inc.	88,630	6,517,850
J.B. Hunt Transport Services, Inc.	103,200	2,456,160

		8,974,010

Utilities (6.1%)
AGL Resources, Inc.	61,440	2,198,323
Alliant Energy Corp.	93,000	2,758,380
Aqua America, Inc. (c)	102,627	2,889,967
Aquila, Inc. (b)	300,337	1,096,230
Black Hills Corp. (c)	27,900	993,240
DPL, Inc. (c)	106,857	2,739,813
Duquesne Light Holdings, Inc. (c)	71,320	1,282,334
Energy East Corp.	127,675	3,172,724
Equitable Resources, Inc.	103,846	3,831,917
Great Plains Energy, Inc. (c)	63,700	1,817,361
Hawaiian Electric Industries, Inc. (c)	65,600	1,720,688
Idacorp, Inc. (c)	39,000	1,234,740
MDU Resources Group, Inc.	96,150	3,480,630
National Fuel Gas Co.	66,500	2,187,850
Northeast Utilities	130,903	2,602,352
NSTAR	85,720	2,463,593
Oklahoma Gas & Electric Co.	70,700	1,919,505

Oneok, Inc.	85,426	2,414,139
Pepco Holdings, Inc.	151,894	3,495,081
PNM, Inc.	57,950	1,423,832
Puget Energy, Inc.	101,800	2,146,962
Questar Corp.	72,012	5,867,537
Scana Corp.	92,379	3,710,864
Sierra Pacific Resources (b)	152,680	2,015,376
Vectren Corp.	58,760	1,607,674
Westar Energy, Inc.	70,950	1,461,570
Western Gas Resources, Inc.	48,200	2,289,500
WGL Holdings, Inc. (c)	41,200	1,284,616
Wisconsin Energy Corp.	94,300	3,914,392
WPS Resources Corp.	31,100	1,744,088

		71,765,278

Waste Disposal (0.5%)
Republic Services, Inc.	104,782	3,965,999
Stericycle, Inc. (b) (c)	34,891	2,085,435

		6,051,434

Total Common Stocks		964,516,439

Cash Equivalents (18.8%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $221,429,746)	$221,403,239	221,403,239

Total Cash Equivalents		221,403,239

Short-Term Securities Held as Collateral for Securities Lending (15.6%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	184,152,230	184,152,230

Total Short-Term Securities Held as Collateral for Securities Lending		184,152,230

Total Investments (Cost $1,167,398,001) (a) - 116.1%		1,370,071,908
Liabilities in excess of other assets - (16.1)%		(189,590,090)

NET ASSETS - 100.0%		$1,180,481,818

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006.

At January 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
560	S&P400	03/16/06	$219,604,000	$9,264,004

*	Cash pledged as collateral.

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.3%)
Advertising Services (0.0%)
Interpublic Group of Cos., Inc. (The) (b) (c)	96,178	$971,398

Aerospace & Defense (1.8%)
Boeing Co. (The)	208,071	14,213,330
General Dynamics Corp.	50,431	5,868,151
Goodrich Corp.	29,551	1,163,423
Lockheed Martin Corp.	94,322	6,380,883
Northrop Grumman Corp.	90,376	5,615,061
Raytheon Co.	110,087	4,510,264
Rockwell Collins, Inc.	43,841	2,057,020
United Technologies Corp.	258,156	15,068,566

		54,876,698

Agriculture (0.2%)
Monsanto Co.	66,990	5,668,024

Airlines (0.4%)
FedEx Corp.	76,202	7,707,832
Southwest Airlines Co.	179,276	2,950,883

		10,658,715

Alcoholic Beverages (0.4%)
Anheuser-Busch Cos., Inc.	194,434	8,057,345
Brown-Forman Corp., Class B (c)	25,171	1,785,127
Constellation Brands, Inc. (b)	47,900	1,278,451
Molson Coors Brewing Co., Class B (c)	17,270	1,079,375

		12,200,298

Analytical Instruments (0.1%)
Applera Corp.-Applied Biosystems	49,571	1,404,843
Group (c)
Waters Corp. (b) (c)	29,071	1,219,528

		2,624,371

Apparel (0.2%)
Nike, Inc., Class B	50,836	4,115,174
Reebok International Ltd. (c)	12,975	765,395

		4,880,569

Apparel & Accessories (0.2%)
Coach, Inc. (b)	94,800	3,408,060
Liz Claiborne, Inc.	27,011	937,822
V.F. Corp.	24,706	1,370,689

		5,716,571

Appliances & Household Durables (0.1%)
Maytag Corp.	18,565	319,689
Newell Rubbermaid, Inc.	60,542	1,431,213

		1,750,902

Auto Parts & Equipment (0.2%)
AutoNation, Inc. (b) (c)	55,291	1,232,436
Dana Corp.	37,501	182,630
Genuine Parts Co.	42,916	1,825,217
Ingersoll Rand Co.	81,952	3,218,256
Snap-On, Inc. (c)	13,770	552,590

		7,011,129

Automobiles (0.4%)
Ford Motor Co. (c)	472,196	4,051,442
General Motors Corp. (c)	144,556	3,478,017
PACCAR, Inc.	41,996	2,922,922

		10,452,381

Banks (6.6%)
AmSouth Bancorp	88,652	2,447,682
Bank of America Corp.	1,178,961	52,145,444
Bank of New York Co., Inc.	195,544	6,220,255
BB&T Corp.	134,673	5,257,634
Bear Stearns Cos., Inc.	27,267	3,448,185
Compass Bancshares, Inc. (c)	31,133	1,516,800
Fifth Third Bancorp (c)	134,504	5,053,315
Huntington Bancshares, Inc. (c)	58,420	1,355,344
J.P. Morgan Chase & Co.	890,001	35,377,539
KeyCorp	99,672	3,527,392
M&T Bank Corp. (c)	22,861	2,475,846
Mellon Financial Corp.	103,722	3,658,275
National City Corp.	144,753	4,947,658
North Fork Bancorp, Inc.	112,266	2,887,482
Northern Trust Corp.	49,536	2,586,275
PNC Bank Corp.	72,001	4,669,985
Regions Financial Corp.	112,907	3,746,254
State Street Corp.	82,877	5,010,743
SunTrust Banks, Inc.	91,126	6,510,953
Synovus Financial Corp.	74,817	2,070,186
U.S. Bancorp	462,403	13,830,474
Wachovia Corp.	393,155	21,556,689
Zions Bancorp	22,720	1,796,470

		192,096,880

Biotechnology (0.0%)
Chiron Corp. (b)	31,381	1,430,974

Broadcast Media & Cable Television (0.6%)
Clear Channel Communications, Inc. (c)	135,900	3,977,793
Comcast Corp. Special, Class A (b)	54,600	1,513,512
Comcast Corp., Class A (b)	491,275	13,667,271

		19,158,576

Business Services (0.3%)
Cintas Corp.	36,501	1,554,943
Compuware Corp. (b)	92,607	763,082
Convergys Corp. (b) (c)	35,182	605,130
Monster Worldwide, Inc. (b) (c)	25,231	1,076,354
NCR Corp. (b)	46,490	1,727,104
Pitney Bowes, Inc.	56,396	2,410,365

		8,136,978

Chemicals (0.2%)
Millipore Corp. (b)	12,725	875,226
Praxair, Inc.	78,632	4,142,333
Sigma Aldrich Corp. (c)	17,125	1,111,070

		6,128,629

Communications Equipment (1.7%)
CIENA Corp. (b) (c)	114,808	459,232
Citizens Communications Co.	89,636	1,099,834
Corning, Inc. (b)	384,722	9,367,981
JDS Uniphase Corp. (b) (c)	492,954	1,542,946
Motorola, Inc.	625,528	14,205,741
Tellabs, Inc. (b) (c)	126,252	1,614,763
Verizon Communications, Inc.	737,080	23,335,952

		51,626,449

Computer Equipment (1.7%)
American Power Conversion Corp. (c)	44,231	1,048,275
Dell Computer Corp. (b)	590,358	17,303,393
EMC Corp. (b)	602,187	8,069,306
Gateway, Inc. (b) (c)	68,262	185,673
Hewlett Packard Co.	724,590	22,592,715
Network Appliance, Inc. (b) (c)	87,684	2,735,741

		51,935,103

Computer Integrated Systems Design (0.0%)
Avaya, Inc. (b)	98,819	1,042,540

Computer Software & Services (5.8%)
Adobe Systems, Inc.	148,742	5,908,032
Affiliated Computer Services, Inc., Class A (b) (c)	31,841	1,993,247
Automatic Data Processing, Inc.	142,778	6,273,665
BMC Software, Inc. (b)	55,356	1,223,368
Cisco Systems, Inc. (b)	1,552,009	28,820,807
Citrix Systems, Inc. (b) (c)	43,171	1,331,394
Computer Associates International, Inc. (c)	120,838	3,298,877
Electronic Data Systems Corp.	128,262	3,230,920
First Data Corp.	195,952	8,837,435
Fiserv, Inc. (b) (c)	46,566	2,047,973
Intuit, Inc. (b)	45,631	2,387,870
Microsoft Corp.	2,328,289	65,541,335
Novell, Inc. (b) (c)	88,972	866,587
NVIDIA Corp. (b) (c)	46,261	2,079,895
Oracle Corp. (b)	950,038	11,941,978
Parametric Technology Corp. (b)	57,551	360,269
Siebel Systems, Inc.	123,803	1,313,550
Sun Microsystems, Inc. (b)	864,182	3,888,819
Symantec Corp. (b)	271,174	4,984,178
Symbol Technologies, Inc.	60,136	742,680
Unisys Corp. (b)	84,862	567,727
Yahoo!, Inc. (b)	318,248	10,928,636

		168,569,242

Computers & Hardware (1.7%)
Apple Computer, Inc. (b)	214,774	16,217,585
International Business Machines Corp.	402,010	32,683,412
Lexmark International, Inc. (b) (c)	30,901	1,500,862

		50,401,859

Conglomerates (0.8%)
Illinois Tool Works, Inc.	54,947	4,631,483
ITT Industries, Inc.	21,330	2,186,325
Johnson Controls, Inc.	47,686	3,301,779
Tyco International Ltd.	508,500	13,246,424

		23,366,011

Construction & Building Materials (0.4%)
Centex Corp. (c)	34,081	2,433,042
Fluor Corp.	21,685	1,907,196
KB Home (c)	21,530	1,640,586
Pulte Corp.	56,682	2,261,612
Sherwin Williams Co. (c)	31,486	1,665,609
Vulcan Materials Co.	25,276	1,816,839

		11,724,884

Construction & Housing (0.2%)
Lennar Corp.	39,467	2,469,056
Masco Corp.	107,727	3,194,105

		5,663,161

Construction Machinery (0.4%)
Caterpillar, Inc.	171,864	11,669,566

Consumer Durable (0.3%)
Black & Decker Corp.	19,465	1,679,830
Danaher Corp.	63,447	3,593,637
Fortune Brands, Inc.	36,586	2,742,487
Whirlpool Corp.	19,025	1,534,937

		9,550,891

Consumer Finance (2.0%)
Citigroup, Inc.	1,286,188	59,910,637

Consumer Non-Cyclical (2.5%)
Alberto Culver Co., Class B	16,920	749,556
Avon Products, Inc.	119,017	3,370,561
Clorox Co. (The)	37,586	2,249,522
Colgate-Palmolive Co.	130,208	7,147,117
Ecolab, Inc. (c)	54,411	1,948,458
Estee Lauder Co., Inc. (The) - Class A	30,900	1,126,923
International Flavor and Fragrances, Inc. (c)	19,940	657,222
Kimberly-Clark Corp.	119,187	6,807,961
Pall Corp. (c)	29,391	846,461
Procter & Gamble Co.	853,803	50,570,753

		75,474,534

Containers (0.1%)
Ball Corp.	27,330	1,106,865
Bemis Co., Inc.	26,796	817,814
Sealed Air Corp. (b)	20,697	1,143,923

		3,068,602

Credit Reporting Services (0.1%)
Moody’s Corp.	67,102	4,248,899

Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	43,381	2,199,417

Dental Supplies & Equipment (0.0%)
Patterson Companies, Inc. (b) (c)	35,100	1,212,003

Distribution (0.2%)
SYSCO Corp.	152,933	4,691,984

Diversified Chemicals (1.3%)
Air Products & Chemicals, Inc.	55,266	3,409,360
Ashland, Inc.	16,625	1,095,920
E.I. du Pont de Nemours and Co.	235,750	9,229,613
Eastman Chemical Co. (c)	19,660	947,809
Engelhard Corp.	28,791	1,160,277
Hercules, Inc. (b) (c)	21,121	247,327
Occidental Petroleums Corp.	108,327	10,584,630
Rohm & Haas Co.	42,777	2,177,349
The Dow Chemical Co.	240,690	10,181,187

		39,033,472

Drugs (5.3%)
Amerisource Bergen Corp.	52,052	2,271,549
Amgen Corp. (b)	311,648	22,716,023
Biogen, Inc. (b)	85,772	3,838,297
Eli Lilly & Co.	283,791	16,068,246
Express Scripts, Inc. (b)	35,820	3,270,008
Forest Laboratories, Inc. (b)	86,032	3,981,561
Genzyme Corp. (b)	64,651	4,586,342
Gilead Sciences, Inc. (b)	114,200	6,951,354
Laboratory Corp. of America Holdings (b) (c)	32,900	1,929,585
Medimmune, Inc. (b)	62,261	2,124,345
Merck & Co., Inc.	547,576	18,891,372

Mylan Laboratories, Inc.	56,051	1,104,205
Pfizer, Inc.	1,862,634	47,832,441
Schering Plough Corp.	369,927	7,084,102
Wyeth	338,472	15,654,330

		158,303,760

Educational Services (0.1%)
Apollo Group, Inc. (b)	38,826	2,161,443

Electrical Equipment (3.7%)
Agilent Technologies, Inc. (b)	113,376	3,844,580
Cooper Industries Ltd., Class A	20,730	1,692,605
Eaton Corp.	37,116	2,457,079
Emerson Electric Co.	102,782	7,960,466
Fisher Scientific International, Inc. (b) (c)	29,200	1,952,604
General Electric Co.	2,675,532	87,623,673
Rockwell International Corp.	44,376	2,931,922
W.W. Grainger, Inc.	20,125	1,427,466

		109,890,395

Electronics (2.6%)
Altera Corp. (b)	90,082	1,739,483
Applied Micro Circuits Corp. (b) (c)	74,662	245,638
Broadcom Corp., Class A (b)	71,131	4,851,134
Intel Corp.	1,529,938	32,541,782
Jabil Circuit, Inc. (b)	37,241	1,504,536
KLA-Tencor Corp.	50,821	2,641,676
L-3 Communications Holdings, Inc.	27,938	2,263,537
Linear Technology Corp.	79,367	2,953,246
LSI Logic Corp. (b)	89,782	821,505
Maxim Integrated Products, Inc.	83,814	3,439,727
Molex, Inc. (c)	42,121	1,274,160
National Semiconductor Corp.	86,277	2,433,874
PMC-Sierra, Inc. (b) (c)	43,811	414,452
QLogic Corp. (b)	23,745	941,964
RadioShack Corp. (c)	36,471	809,656
Sanmina Corp. (b)	130,239	548,306
Solectron Corp. (b)	200,776	766,964
Tektronix, Inc. (c)	21,495	634,103
Teradyne, Inc. (b) (c)	48,201	839,661
Texas Instruments, Inc.	411,759	12,035,716
Xilinx, Inc.	85,522	2,408,300

		76,109,420

Entertainment (0.7%)
Electronic Arts, Inc. (b)	77,007	4,203,042
International Game Technology	84,332	3,017,399
Walt Disney Co. (The)	489,740	12,395,319

		19,615,760

Farm Machinery (0.2%)
Deere & Co.	62,546	4,488,301

Financial (3.1%)
American Express Co.	311,657	16,346,409
Capital One Financial Corp.	73,886	6,154,704
Charles Schwab Corp.	269,787	3,990,150
CIT Group, Inc.	50,000	2,667,000
Comerica, Inc. (c)	42,326	2,347,823
Countrywide Credit Industries, Inc.	151,492	5,065,892
Fannie Mae	243,875	14,130,118
Federated Investors, Inc.	22,711	876,872
Golden West Financial Corp. (c)	67,822	4,789,590
Goldman Sachs Group, Inc.	114,672	16,197,420
Lehman Brothers Holdings, Inc.	68,901	9,677,145
Washington Mutual, Inc.	252,711	10,694,730

		92,937,853

Financial Services (1.6%)
AMBAC Financial Group, Inc. (c)	23,501	1,805,112
Ameriprise Financial Inc	61,951	2,520,786
E*TRADE Financial Corp. (b)	84,822	2,017,915
First Horizon National Corp. (c)	31,891	1,207,712
H&R Block, Inc. (c)	81,372	1,990,359
Janus Capital Group, Inc. (c)	56,331	1,176,755
Marshall & Ilsley Corp. (c)	52,366	2,196,230
SLM Corp.	106,122	5,938,587
Sovereign Bancorp, Inc.	85,600	1,866,080
Wells Fargo Co.	426,464	26,594,295

		47,313,831

Food & Drug Retail (0.7%)
Albertson’s, Inc.	100,261	2,521,564
Kroger Co. (b)	179,409	3,301,126
Safeway, Inc.	104,682	2,453,746
Supervalu, Inc. (c)	32,931	1,051,487
Walgreen Co.	253,025	10,950,922

		20,278,845

Food & Related (2.3%)
Altria Group, Inc.	530,343	38,365,012
Archer-Daniels Midland Co.	157,643	4,965,754
Campbell Soup Co.	55,232	1,653,094
ConAgra, Inc.	125,428	2,600,122
General Mills, Inc.	86,162	4,188,335
H.J. Heinz Co.	84,857	2,880,047
Hershey Foods Corp.	47,822	2,448,486
Kellogg Co.	69,742	2,991,932
McCormick & Co. (c)	33,446	1,010,404
Sara Lee Corp.	194,699	3,559,098
Tyson Foods, Inc., Class A (c)	62,400	894,192
W.M. Wrigley Jr. Co. (c)	48,656	3,112,038

		68,668,514

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc.	47,001	1,157,165

Healthcare (6.5%)
Abbott Laboratories	387,663	16,727,658
Allergan, Inc. (c)	33,016	3,843,062
Bard (C.R.), Inc.	26,686	1,692,426
Bausch & Lomb, Inc.	12,145	820,395
Baxter International, Inc.	154,473	5,692,330
Becton Dickinson & Co.	61,386	3,977,813
Biomet, Inc. (c)	61,451	2,323,462
Boston Scientific Corp. (b)	152,454	3,334,169
Bristol-Myers Squibb Co.	495,740	11,297,915
Cardinal Health, Inc.	106,997	7,708,064
Coventry Health Care, Inc. (b)	43,300	2,579,381
Guidant Corp.	82,067	6,040,131
HCA, Inc.	97,313	4,776,122
Health Management Associates, Inc., Class A	59,941	1,259,960
Humana, Inc. (b) (c)	40,461	2,256,510
Johnson & Johnson Co.	754,725	43,426,876
King Pharmaceuticals, Inc. (b)	61,123	1,146,056
Manor Care, Inc. (c)	21,120	825,792
McKesson HBOC, Inc.	74,647	3,956,291
Medco Health Solutions, Inc. (b)	74,626	4,037,267
Medtronic, Inc.	303,506	17,138,984
Quest Diagnostics, Inc.	44,272	2,188,365

St. Jude Medical, Inc. (b)	91,522	4,496,476
Stryker Corp.	76,577	3,821,192
Tenet Healthcare Corp. (b) (c)	117,487	854,130
UnitedHealth Group, Inc.	345,718	20,542,564
Watson Pharmaceutical, Inc. (b) (c)	23,406	774,505
Wellpoint, Inc. (b)	165,202	12,687,514

		190,225,410

Hotels & Casinos (0.1%)
Harrah’s Entertainment, Inc.	47,221	3,475,466

Hotels & Motels (0.4%)
Cendant Corp.	261,245	4,373,241
Hilton Hotels Corp.	91,387	2,278,278
Marriott International, Inc., Class A	46,781	3,117,486
Starwood Hotels & Resorts Worldwide, Inc.	53,824	3,273,037

		13,042,042

Industrial Diversified (0.1%)
Parker Hannifin Corp.	27,956	2,118,226
Thermo Electron Corp. (b) (c)	40,876	1,375,069

		3,493,295

Insurance (4.9%)
ACE Ltd.	71,911	3,937,127
Aetna, Inc.	72,742	7,041,426
AFLAC, Inc.	121,413	5,700,340
Allstate Corp. (The)	167,014	8,693,079
American International Group, Inc.	655,466	42,906,803
AON Corp. (c)	74,627	2,553,736
Chubb Corp. (The)	48,781	4,602,487
CIGNA Corp.	32,761	3,983,738
Cincinnati Financial Corp.	41,289	1,880,301
Genworth Financial Com	88,700	2,905,812
Hartford Financial Services Group, Inc.	74,871	6,156,642
Jefferson-Pilot Corp.	33,761	1,969,279
Lincoln National Corp.	43,936	2,395,830
Loews Corp.	36,571	3,609,192
MBIA, Inc. (c)	37,676	2,319,335
MetLife, Inc.	185,979	9,328,707
MGIC Investment Corp. (c)	23,060	1,522,191
Principal Financial Group, Inc.	71,507	3,372,270
Progressive Corp. (The)	48,600	5,104,944
Prudential Financial, Inc.	128,143	9,654,294
SAFECO Corp.	31,251	1,632,865
St. Paul Cos., Inc.	171,315	7,774,275
Torchmark Corp.	26,431	1,482,779
UnumProvident Corp. (c)	79,349	1,613,165
XL Capital Ltd., Class A	47,546	3,216,962

		145,357,579

Insurance Brokers (0.1%)
Marsh & McLennan Cos., Inc.	133,393	4,053,813

Investment Management (1.4%)
Franklin Resources, Inc.	40,071	3,946,994
Merrill Lynch & Co.	234,295	17,588,525
Morgan Stanley Dean Witter & Co.	274,642	16,876,751
T. Rowe Price Group, Inc.	28,591	2,185,210

		40,597,480

Leisure Products (0.3%)
Brunswick Corp. (c)	24,440	918,700
Carnival Corp.	111,563	5,774,500
Hasbro, Inc.	44,421	941,725
Mattel, Inc.	101,123	1,668,530

		9,303,455

Manufacturing (1.1%)
3M Co.	192,489	14,003,575
American Standard Cos., Inc.	49,116	1,768,176
Cummins, Inc. (c)	12,900	1,255,170
Dover Corp.	50,356	2,312,851
Honeywell International, Inc.	214,969	8,259,109
PPG Industries, Inc.	41,606	2,475,557
Stanley Works (The) (c)	18,280	896,451
Textron, Inc.	31,646	2,672,821

		33,643,710

Medical Equipment & Supplies (0.0%)
PerkinElmer, Inc.	24,796	563,861

Medical Products (0.1%)
Zimmer Holdings, Inc. (b)	61,546	4,243,597

Metals & Mining (0.7%)
Alcoa, Inc.	218,926	6,896,169
Freeport-McMoRan Copper & Gold, Inc.	48,906	3,142,211
Newmont Mining Corp.	116,332	7,189,317
Phelps Dodge Corp. (c)	25,643	4,115,702

		21,343,399

Mortgage & Asset Backed Obligations (0.4%)
Freddie Mac	170,538	11,572,709

Motor Vehicles (0.1%)
Harley-Davidson, Inc. (c)	71,527	3,828,840
Navistar International Corp. (b) (c)	16,220	441,184

		4,270,024

Multimedia (1.1%)
E.W. Scripps Co., Class A	21,000	1,015,140
News Corp., Class A	621,600	9,796,416
Time Warner, Inc.	1,174,393	20,587,109

		31,398,665

Natural Gas (0.1%)
NICOR, Inc. (c)	9,205	376,485
People’s Energy Corp. (c)	7,975	296,830
Sempra Energy	57,481	2,761,961

		3,435,276

Non-Alcoholic Beverages (1.6%)
Coca-Cola Co.	519,017	21,476,923
Coca-Cola Enterprises, Inc.	86,857	1,714,557
Pepsi Bottling Group, Inc. (The)	44,021	1,276,609
PepsiCo, Inc.	419,874	24,008,396

		48,476,485

Office Equipment & Supplies (0.2%)
Avery Dennison Corp. (c)	25,316	1,512,378
Xerox Corp. (b)	232,154	3,322,124

		4,834,502

Oil & Gas (7.9%)
Amerada Hess Corp. (c)	21,620	3,346,776
Apache Corp.	81,124	6,127,296
BJ Services Co. (c)	85,392	3,457,522
ChevronTexaco Corp.	569,717	33,829,795
ConocoPhillips	352,882	22,831,465
Devon Energy Corp.	114,208	7,790,128
El Paso Corp. (c)	151,313	2,036,673
EOG Resources, Inc.	60,082	5,079,332
Exxon Mobil Corp.	1,580,061	99,148,829
KeySpan Corp. (c)	39,491	1,418,517

Kinder Morgan, Inc.	29,176	2,808,190
Marathon Oil Corp.	93,912	7,219,015
Murphy Oil Corp.	43,100	2,456,700
Nabors Industries Ltd. (b)	35,877	2,915,006
Noble Corp.	33,431	2,689,190
Rowan Cos., Inc.	32,886	1,474,279
Sunoco, Inc. (c)	36,020	3,429,104
Transocean Sedco Forex, Inc. (b)	85,107	6,906,433
Valero Energy Corp.	154,984	9,675,651
Williams Cos., Inc. (The)	138,438	3,300,362
XTO Energy, Inc.	87,099	4,274,819

		232,215,082

Oil Equipment & Services (2.1%)
Anadarko Petroleum Corp.	59,838	6,451,733
Baker Hughes, Inc.	83,947	6,500,856
Burlington Resources, Inc.	95,462	8,711,862
Dynegy, Inc., Class A (b) (c)	86,172	473,946
Halliburton Co.	127,462	10,139,602
Kerr-Mcgee Corp.	31,094	3,432,467
National-Oilwell Varco, Inc. (b)	42,194	3,209,698
Schlumberger Ltd.	145,568	18,552,641
Weatherford International Ltd. (b)	87,300	3,909,294

		61,382,099

Paper & Forest Products (0.4%)
International Paper Co.	120,258	3,924,019
Louisiana-Pacific Corp. (c)	28,296	833,317
MeadWestvaco Corp.	46,647	1,245,008
Pactiv Corp. (b)	37,636	837,025
Temple Inland, Inc. (c)	30,810	1,444,989
Weyerhaeuser Co.	60,701	4,234,502

		12,518,860

Pharmacy Services (0.2%)
Caremark Rx, Inc. (b)	112,620	5,552,166
Hospira, Inc. (b)	39,546	1,769,684

		7,321,850

Photographic (0.1%)
Eastman Kodak Co. (c)	77,646	1,948,915

Pollution Control (0.2%)
Allied Waste Industries, Inc. (b) (c)	63,107	573,643
Waste Management, Inc.	138,613	4,377,398

		4,951,041

Printing & Publishing (0.5%)
Dow Jones & Company, Inc. (c)	17,380	660,614
Gannett Co., Inc.	61,476	3,799,217
Knight-Ridder, Inc. (c)	17,675	1,100,269
McGraw-Hill Cos., Inc. (The)	94,202	4,808,069
Meredith Corp. (c)	10,935	598,801
New York Times Co., Class A (c)	36,606	1,035,950
R.R. Donnelley & Sons Co.	45,606	1,486,756
Tribune Co. (c)	71,409	2,071,575

		15,561,251

Railroads (0.7%)
Burlington Northern Santa Fe Corp.	94,352	7,559,483
CSX Corp.	50,706	2,714,292
Norfolk Southern Corp.	102,337	5,100,476
Union Pacific Corp.	66,516	5,884,005

		21,258,256

Real Estate Investment Trusts (0.8%)
Apartment Investment & Management Co.	27,840	1,183,757

Archstone-Smith Trust	47,700	2,235,222
Equity Office Properties Trust	109,382	3,480,535
Equity Residential Property Trust	67,111	2,846,178
Plum Creek Timber Co., Inc. (c)	45,561	1,683,023
ProLogis Trust	69,451	3,557,280
Public Storage, Inc. (c)	24,800	1,799,736
Simon Property Group, Inc. (c)	49,001	4,059,243
Vornado Realty Trust	32,200	2,844,548

		23,689,522

Restaurants (0.6%)
Darden Restaurants, Inc.	35,576	1,446,520
McDonald’s Corp.	317,041	11,099,606
Wendy’s International, Inc.	28,036	1,652,722
YUM! Brands, Inc.	71,681	3,546,059

		17,744,907

Retail (5.0%)
Amazon.com, Inc. (b)	72,400	3,244,968
AutoZone, Inc. (b)	16,110	1,574,753
Bed Bath & Beyond, Inc. (b)	74,302	2,779,638
Best Buy Co., Inc.	103,315	5,233,938
Big Lots, Inc. (b) (c)	28,751	384,401
Circuit City Stores, Inc. (c)	43,236	1,089,980
Costco Wholesale Corp.	118,757	5,924,787
CVS Corp.	203,234	5,641,776
Dillards, Inc., Class A (c)	18,790	486,661
Dollar General Corp.	72,697	1,228,579
Family Dollar Stores, Inc. (c)	39,706	950,959
Federated Department Stores, Inc.	66,376	4,422,633
Gap, Inc. (The)	151,740	2,744,977
Home Depot, Inc.	541,067	21,940,266
J.C. Penney Co., Inc.	60,681	3,386,000
Jones Apparel Group, Inc.	29,791	931,862
Kohl’s Corp. (b)	84,997	3,773,017
Limited, Inc. (The)	91,128	2,156,088
Lowe’s Cos., Inc.	195,699	12,436,671
Nordstrom, Inc.	58,592	2,444,458
Office Depot, Inc. (b)	73,362	2,431,950
OfficeMax, Inc.	23,010	657,396
Sears Holding Corp. (b)	26,161	3,176,992
Staples, Inc.	185,772	4,404,654
Starbucks Corp. (b)	196,524	6,229,811
Target Corp.	224,290	12,279,878
Tiffany & Co.	30,486	1,149,322
TJX Cos., Inc.	118,268	3,019,382
Wal-Mart Stores, Inc.	625,782	28,854,807
Whole Foods Market, Inc.	35,800	2,644,546

		147,625,150

Semiconductors (0.7%)
Advanced Micro Devices, Inc. (b)	97,242	4,070,550
Analog Devices, Inc.	91,357	3,633,268
Applied Materials, Inc.	409,619	7,803,243
Freescale Semiconductor, Inc., Class B (b)	93,409	2,358,577
Micron Technology, Inc. (b)	155,768	2,286,674
Novellus Systems, Inc. (b) (c)	33,821	958,825

		21,111,137

Services (1.2%)
Autodesk, Inc.	56,962	2,312,088
eBay, Inc. (b)	290,676	12,528,135
Equifax, Inc.	33,051	1,266,514
Exelon Corp.	169,798	9,749,801

IMS Health, Inc.	57,274	1,408,940
Omnicom Group, Inc.	46,191	3,777,962
Paychex, Inc.	86,752	3,153,435
Robert Half International, Inc. (c)	38,806	1,417,583
Ryder System, Inc. (c)	15,605	697,544
Sabre Holdings, Inc. (c)	32,773	802,939

		37,114,941

Shelter (0.1%)
D. R. Horton, Inc.	68,000	2,537,760

Steel (0.2%)
Allegheny Teledyne, Inc.	21,175	1,097,924
Nucor Corp. (c)	41,630	3,506,495
United States Steel Corp. (c)	31,531	1,883,977

		6,488,396

Telecommunications (3.7%)
ADC Telecommunications, Inc. (b) (c)	22,727	576,357
ALLTEL Corp.	95,567	5,736,887
Andrew Corp. (b) (c)	40,946	531,070
AT&T Inc.	990,749	25,709,937
BellSouth Corp.	457,824	13,171,596
CBS Corp., Class A (b) (c)	100	2,620
CBS Corp., Class B	196,837	5,143,351
CenturyTel, Inc.	33,076	1,101,431
Comverse Technology, Inc. (b) (c)	50,506	1,383,359
Lucent Technologies, Inc. (b) (c)	1,116,032	2,946,324
QUALCOMM, Inc.	416,778	19,988,673
Qwest Communications International, Inc. (b) (c)	406,830	2,449,117
Scientific-Atlanta, Inc.	36,816	1,574,252
Sprint Corp.	741,514	16,973,255
Univision Communications, Inc., Class A (b) (c)	64,217	2,044,669
Viacom, Inc., Class A (b)	100	4,150
Viacom, Inc., Class B (b)	196,837	8,164,799
		13,308,150

		107,501,847

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co. (c)	17,445	261,501
Goodyear Tire & Rubber Co. (b) (c)	44,921	702,564

		964,065

Tobacco (0.1%)
Reynolds American, Inc. (c)	24,695	2,497,405
UST, Inc. (c)	39,781	1,549,072

		4,046,477

Trucking (0.7%)
United Parcel Service, Inc., Class B	277,016	20,751,269

Utilities (2.7%)
AES Corp. (The) (b)	155,493	2,649,601
Allegheny Energy, Inc. (b) (c)	34,596	1,203,595
Ameren Corp. (c)	45,356	2,302,271
American Electric Power Co., Inc.	104,197	3,888,632
Centerpoint Energy, Inc. (c)	78,442	1,002,489
Cinergy Corp.	42,736	1,856,879
CMS Energy Corp. (b)	58,556	847,305
Consolidated Edison, Inc. (c)	66,326	3,117,985
Constellation Energy Group, Inc. (c)	44,686	2,603,853
Dominion Resources, Inc.	87,294	6,593,316
DTE Energy Co. (c)	38,891	1,641,200
Duke Energy Corp. (c)	234,717	6,654,227
Edison International	82,532	3,616,552
Entergy Corp.	55,076	3,828,333

FirstEnergy Corp.	79,100	3,962,910
FPL Group, Inc.	103,532	4,326,602
NiSource, Inc. (c)	64,758	1,329,482
PG&E Corp. (c)	91,672	3,420,282
Pinnacle West Capital Corp. (c)	23,325	993,878
PPL Corp.	88,462	2,665,360
Progress Energy, Inc. (c)	63,751	2,780,819
Public Service Enterprise Group, Inc.	60,511	4,212,776
Southern Co.	184,249	6,411,865
TECO Energy, Inc. (c)	50,681	865,631
TXU Corp.	122,444	6,200,564
Xcel Energy, Inc. (c)	99,087	1,924,270

		80,900,677

Total Common Stocks		2,921,041,904

Cash Equivalents (1.6%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $46,914,851)	$46,909,235	46,909,235

Total Cash Equivalents		46,909,235

Short-Term Securities Held as Collateral for Securities Lending (5.4%)
Pool of short-term securities for Gartmore Mutual	159,238,324	159,238,324

Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		159,238,324

Total Investments (Cost $2,776,348,168) (a) - 105.3%		3,129,504,713
Liabilities in excess of other assets - (5.3%)		(158,737,590)

NET ASSETS -100.0%		$2,970,767,123

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006

At January 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
147	SPH6	03/17/2006	$47,172,300	$285,724

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (81.2%)
Advertising Services (0.1%)
Cross Media Marketing Corp. (b)	100	$0
Greenfield Online, Inc. (b) (e)	9,100	64,428
Ventiv Health, Inc. (b)	9,000	229,410

		293,838

Aerospace & Defense (0.9%)
AAR Corp. (b)	10,068	239,920
ARGON ST., Inc. (b) (e)	2,340	66,994
BE Aerospace, Inc. (b)	24,967	524,806
Curtiss-Wright Corp.	6,829	405,233
DRS Technologies, Inc.	8,322	413,520
Esterline Technologies Corp. (b)	6,401	264,809
Gencorp, Inc. (b) (e)	15,774	315,953
HEICO Corp. (e)	7,783	196,443
Herley Industries, Inc. (b)	6,860	119,844
Hexcel Corp. (b) (e)	19,700	411,139
Innovative Solutions and Support, Inc. (b) (e)	6,202	88,751
iRobot Corp. (b) (e)	2,400	85,320
K&F Industries Holdings, Inc. (b) (e)	6,000	102,660
Kaman Corp., Class A	7,708	162,408
Moog, Inc., Class A (b)	10,833	363,014
Sequa Corp., Class A (b)	1,341	109,359
Taser International, Inc. (b) (e)	22,316	209,547
Teledyne Technologies, Inc. (b)	10,063	328,859
United Industrial Corp. (e)	3,400	154,462

		4,563,041

Agricultural Products (0.2%)
Alico, Inc.	1,000	44,600
Andersons, Inc. (The)	1,300	63,635
CF Industries Holdings, Inc.	14,900	253,449
Delta and Pine Land Co. (e)	10,828	254,891
Maui Land & Pineapple Co., Inc. (b)	637	24,779
UAP Holding Corp.	7,760	164,202

		805,556

Airlines (0.4%)
AirTran Holdings, Inc. (b) (e)	24,394	413,234
Alaska Air Group, Inc. (b)	8,278	264,317
Continental Airlines, Inc., Class B (b)	26,379	551,586
ExpressJet Holdings, Inc. (b)	8,846	62,718
Frontier Airlines, Inc. (b) (e)	10,757	72,287
Mesa Air Group, Inc. (b)	9,019	105,071
Pinnacle Airlines Corp. (b) (e)	7,625	48,266
Republic Airways Holdings, Inc. (b)	3,100	45,973
SkyWest, Inc.	18,823	549,255
World Air Holdings Inc. (b)	4,300	37,668

		2,150,375

Analytical Instruments (0.6%)
ArthroCare Corp. (b) (e)	8,107	363,113
Datascope Corp.	3,493	122,604
Diagnostic Products Corp. (e)	6,714	341,071

Haemonetics Corp. (b)	7,815	406,380
Illumina, Inc. (b)	11,200	240,128
Inverness Medical Innovations, Inc. (b) (e)	4,976	133,606
Molecular Devices Corp. (b)	6,341	181,289
Thoratec Corp. (b) (e)	14,567	368,545
Ventana Medical Systems, Inc. (b)	8,736	352,410
West Pharmaceutical Services, Inc. (e)	8,402	256,513

		2,765,659

Apparel & Accessories (1.5%)
Aeropostale, Inc. (b)	15,946	482,047
Angelica Corp. (e)	3,472	59,892
Brown Shoe Co., Inc.	5,502	247,700
Buckle, Inc. (The)	1,144	40,326
Burlington Coat Factory Warehouse Corp.	5,025	224,517
Charming Shoppes, Inc. (b)	36,110	439,098
Cherokee, Inc.	3,500	139,405
Deb Shops, Inc.	100	3,054
Deckers Outdoor Corp. (b) (e)	3,848	122,867
Delia’s, Inc. (b)	6,207	57,725
DHB Industries, Inc. (b)	10,290	50,421
DSW, Inc., Class A (b)	4,000	106,920
Finish Line, Inc., Class A	14,674	263,398
G & K Services, Inc., Class A	5,822	231,366
Guess?, Inc. (b)	4,100	173,963
Hartmarx Corp. (b)	4,205	35,827
HOT Topic, Inc. (b) (e)	14,938	214,510
Jos. A. Bank Clothiers, Inc. (b)	4,840	248,147
K-Swiss, Inc., Class A	6,981	220,949
Kellwood Co. (e)	8,407	203,533
Kenneth Cole Productions, Inc., Class A	4,470	119,975
Maidenform Brands, Inc. (b)	4,500	50,265
Oxford Industries, Inc. (e)	4,628	210,157
Pacific Sunwear of California, Inc. (b)	23,360	572,553
Payless ShoeSource, Inc. (b)	19,004	462,937
Perry Ellis International, Inc. (b)	4,468	90,745
Phillips-Van Heusen Corp.	8,590	310,357
Russell Corp. (e)	9,986	152,586
Shoe Carnival, Inc. (b)	1,900	45,486
Skechers U.S.A., Inc. (b)	6,685	129,355
Stage Stores, Inc.	9,401	279,116
Steven Madden Ltd.	5,592	170,165
Stride Rite Corp. (The)	10,912	157,897
Under Armour, Inc. (b) (e)	4,100	163,959
UniFirst Corp.	2,498	86,830
Volcom, Inc. (b)	2,700	102,438
Warnaco Group, Inc. (The) (b)	15,323	380,317
Wet Seal, Inc. (The) (b) (e)	12,400	62,248
Wilson’s The Leather Experts, Inc. (b) (e)	2,200	7,480
Wolverine World Wide, Inc.	17,446	419,576

		7,540,107

Appliances & Household Durables (0.2%)
Color Kinetics, Inc. (b)	5,500	105,600
Maytag Corp.	22,420	386,072
Middleby Corp. (b) (e)	2,035	192,308
National Presto Industries, Inc.	1,381	64,631

		748,611

Auto Parts & Equipment (0.8%)
A.S.V., Inc. (b) (e)	6,742	222,486
Accuride Corp. (b)	1,300	16,705
Aftermarket Technology Corp. (b)	7,736	163,539

American Axle & Manufacturing Holdings, Inc.	15,300	284,427
ArvinMeritor, Inc.	21,104	368,264
Commercial Vehicle Group, Inc. (b) (e)	2,800	60,424
Dollar Thrifty Automotive Group, Inc. (b) (e)	7,500	284,475
Electro Rent Corp. (b) (e)	2,700	45,819
Hayes Lemmerz International, Inc. (b) (c) (d)	110	0
Hayes Lemmerz International, Inc. (b) (e)	14,100	52,593
Lithia Motors, Inc., Class A (e)	4,373	133,070
LKQ Corp. (b) (e)	10,400	233,896
McGrath Rentcorp	6,706	217,677
Midas, Inc. (b) (e)	5,300	101,230
Modine Manufacturing Co.	10,540	285,634
Monro Muffler, Inc. (e)	2,250	76,433
Noble International Ltd.	2,070	43,698
Pep Boys - Manny, Moe & Jack (The) (e)	17,683	275,855
Quantum Fuel Systems Technologies Worldwide, Inc. (b) (e)	16,900	84,500
R&B, Inc. (b) (e)	600	6,252
Standard Motor Products, Inc. (e)	1,800	18,954
Strattec Security Corp. (b)	400	16,876
Superior Industries International, Inc. (e)	7,085	164,372
Tenneco Automotive, Inc. (b)	13,210	289,960
Titan International, Inc. (e)	4,900	86,436
United Auto Group, Inc. (e)	7,057	270,283
Visteon Corp. (b)	38,865	204,041
Wabash National Corp. (e)	9,440	201,355

		4,209,254

Bank Holdings Companies (7.2%)
1st Source Corp. (e)	2,500	66,075
Alabama National Bancorp	3,711	257,989
AMCORE Financial, Inc.	7,295	221,257
AmericanWest Bancorp (b)	5,080	124,511
Ameris Bancorp	3,228	66,303
Ames National Corp. (e)	1,200	31,416
Arrow Financial Corp.	2,051	55,644
BancFirst Corp.	1,600	133,056
Bancorp, Inc. (The) (b)	2,505	49,724
BancorpSouth, Inc. (e)	23,304	536,924
BancTrust Financial Group, Inc. (e)	1,400	28,980
Bank Mutual Corp. (e)	16,160	180,507
Bank of Granite Corp. (e)	2,287	46,952
Bank of the Ozarks, Inc. (e)	3,116	113,547
BankAtlantic Bancorp, Inc., Class A	15,612	218,568
BankUnited Financial Corp. (e)	9,799	275,352
Banner Corp.	4,487	144,437
Berkshire Hills Bancorp, Inc.	3,040	100,685
BFC Financial Corp. (b) (e)	9,775	58,357
Boston Private Financial Holdings, Inc.	12,075	368,771
Brookline Bancorp, Inc. (e)	19,465	291,780
Calamos Asset Management, Inc., Class A	6,800	236,232
Camden National Corp. (e)	1,100	40,150
Capital City Bank Group, Inc. (e)	2,192	77,969
Capital Corp of the West (e)	2,360	80,641
Capital Crossing Bank (b) (e)	2,900	101,384
Capitol Bancorp Ltd.	2,540	112,776
Cardinal Financial Corp. (e)	3,600	42,372
Cascade Bancorp (e)	6,775	176,150
Cathay Bancorp, Inc. (e)	14,393	513,974
Centennial Bank Holdings, Inc. (b)	22,800	282,036
Center Financial Corp. (e)	4,780	115,963
Central Coast Bancorp (b)	1,452	36,344

Charter Financial, Inc.	200	7,608
Chemical Financial Corp. (e)	6,741	212,004
Chittenden Corp. (e)	13,191	374,229
Citizens & Northern Corp. (e)	1,010	30,229
Citizens Banking Corp. (e)	15,155	421,612
City Bank (e)	1,307	52,973
City Holding Co.	6,462	240,774
Clifton Savings Bancorp, Inc. (e)	1,000	10,400
Coastal Financial Corp. (e)	3,756	54,274
CoBiz, Inc. (e)	2,974	54,751
Colony Bancorp, Inc. (e)	300	7,230
Columbia Bancorp	2,700	114,183
Columbia Banking System, Inc.	6,309	203,465
Commercial Bankshares, Inc. (e)	300	11,193
Community Bancorp (b)	3,300	102,927
Community Bank System, Inc. (e)	7,564	175,939
Community Banks, Inc. (e)	8,888	254,997
Community Trust Bancorp, Inc.	2,966	104,344
Corus Bankshares, Inc. (e)	6,560	421,218
CVB Financial Corp. (e)	15,188	249,834
Dime Community Bancshares (e)	10,664	157,721
Enterprise Financial Services Corp. (e)	400	9,720
Eurobancshares, Inc. (b)	5,014	71,048
F.N.B. Corp. (e)	16,659	280,538
Farmers Capital Bank Corp.	720	23,861
Fidelity Bankshares, Inc. (e)	8,471	288,607
Financial Institutions, Inc. (e)	900	18,828
First Bancorp	1,564	35,174
First Bancorp (e)	22,110	282,566
First Busey Corp. (e)	2,050	42,107
First Charter Corp. (e)	8,568	205,632
First Citizens BancShares, Inc., Class A	1,834	352,238
First Commonwealth Financial Corp. (e)	18,366	247,941
First Community Bancorp	5,482	329,468
First Community Bankshares, Inc.	1,820	62,117
First Defiance Financial Corp.	600	16,212
First Financial Bancorp	11,446	202,480
First Financial Bankshares, Inc. (e)	4,429	162,234
First Financial Corp.	4,094	114,632
First Indiana Corp. (e)	4,376	146,290
First Merchants Corp. (e)	3,825	97,882
First Midwest Bancorp, Inc. (e)	15,547	542,745
First Niagara Financial Group, Inc. (e)	39,480	544,823
First Oak Brook Bank (e)	700	19,180
First Place Financial Corp.	2,635	63,345
First Regional Bancorp (b) (e)	200	15,760
First Republic Bancorp, Inc.	5,993	227,494
First South Bancorp, Inc.	200	7,470
First State Bancorp (e)	6,926	180,838
FirstFed Financial Corp. (b) (e)	5,991	375,636
Flagstar Bancorp, Inc. (e)	10,495	159,314
Flushing Financial Corp.	9,550	153,278
FNB Corp.	800	27,592
Franklin Bank Corp. (b) (e)	5,960	102,870
Frontier Financial Corp. (e)	6,021	197,308
GB&T Bancshares, Inc. (e)	3,325	72,419
Glacier Bancorp, Inc. (e)	9,842	312,779
Great Southern Bancorp, Inc. (e)	1,876	53,560
Greater Bay Bancorp	17,697	459,060
Greene County Bancshares, Inc. (e)	4,400	124,256
Hancock Holding Co. (e)	8,262	338,742
Hanmi Financial Corp.	9,628	182,836

Harbor Florida Bancshares, Inc. (e)	6,219	242,230
Harleysville National Corp.	8,319	217,542
Heartland Financial USA, Inc. (e)	1,450	31,349
Heritage Commerce Corp.	6,100	132,675
HomeBanc Corp.	11,747	97,853
Horizon Financial Corp.	2,500	62,875
Hudson United Bancorp	15,120	629,747
Iberiabank Corp.	3,625	200,463
Independent Bank Corp.	8,021	221,540
Independent Bank Corp. (e)	6,010	177,235
Integra Bank Corp. (e)	4,598	101,616
Interchange Financial Services Corp.	2,900	53,070
Investors Bancorp, Inc. (b) (e)	19,400	232,412
ITLA Capital Corp. (b)	2,335	108,811
Kearny Financial Corp. (e)	6,200	83,700
KNBT Bancorp, Inc. (e)	12,000	192,000
Lakeland Bancorp, Inc. (e)	2,763	43,269
Lakeland Financial Corp.	2,600	114,816
Macatawa Bank Corp. (e)	1,603	59,712
MAF Bancorp, Inc.	9,945	427,536
Main Street Banks, Inc.	4,390	111,945
MB Financial, Inc.	7,152	250,821
MBT Financial Corp. (e)	2,138	37,265
Mercantile Bank Corp.	3,672	143,942
Mid-State Bancshares, Inc. (e)	6,900	193,062
Midwest Banc Holding, Inc. (e)	5,440	129,309
Nara Bancorp, Inc.	8,274	148,105
NASB Financial, Inc.	400	15,656
National Penn Bancshares, Inc. (e)	10,575	240,899
NBC Capital Corp.	804	20,012
NBT Bancorp, Inc. (e)	8,554	198,025
NewAlliance Bancshares, Inc. (e)	37,420	544,834
Northern Empire Bancshares (b)	900	22,770
Northwest Bancorp, Inc. (e)	4,100	90,774
OceanFirst Financial Corp.	1,434	33,957
Ocwen Financial Corp. (b) (e)	9,660	97,276
Old National Bancorp (e)	20,595	431,053
Old Second Bancorp, Inc. (e)	4,024	125,187
Omega Financial Corp.	2,633	81,044
Oriental Financial Group, Inc. (e)	8,104	111,592
Pacific Capital Bancorp	15,461	568,809
Park National Corp. (e)	3,311	388,082
Partners Trust Financial Group, Inc. (e)	11,052	130,414
Peapack-Gladstone Financial Corp.	1,037	29,015
PennFed Financial Services, Inc.	2,540	46,736
Peoples Bancorp, Inc.	3,435	102,020
PFF Bancorp, Inc.	5,806	183,744
Pinnacle Financial Partners, Inc. (b)	3,700	94,535
Placer Sierra Bancshares	4,200	111,888
Preferred Bank	2,400	113,040
PremierWest Bancorp	1,100	16,775
PrivateBancorp, Inc.	5,602	211,812
Prosperity Bancshares, Inc. (e)	8,340	242,944
Provident Bankshares Corp.	11,563	424,709
Provident Financial Holdings, Inc.	1,390	40,129
Provident Financial Services, Inc.	21,586	395,024
Provident New York Bancorp (e)	9,875	109,909
R&G Finanical Corp., Class B	9,998	129,874
Renasant Corp. (e)	1,617	54,735
Republic Bancorp, Inc.	28,073	363,545
Republic Bancorp, Inc., Class A (e)	2,126	43,987
Rockville Financial, Inc. (b)	5,600	79,464

Royal Bancshares of Pennsylvania, Inc., Class A	828	20,079
S&T Bancorp, Inc. (e)	9,701	356,706
S.Y. Bancorp, Inc. (e)	1,500	37,425
Sandy Spring Bancorp, Inc. (e)	4,056	141,595
Santander BanCorp (e)	342	8,742
Seacoast Banking Corporation of Florida (e)	3,025	76,472
Security Bank Corp. (e)	2,600	58,760
Signature Bank (b)	5,368	163,456
Simmons First National Corp., Class A	2,813	79,383
Sound Federal Bancorp, Inc. (e)	2,100	39,774
Southside Bancshares, Inc. (e)	2,269	46,923
Southwest Bancorp, Inc.	6,400	142,656
State Bancorp, Inc.	926	14,446
Sterling Bancorp	8,826	204,322
Sterling Bancshares, Inc.	17,195	288,016
Sterling Financial Corp.	12,010	336,520
Sterling Financial Corp. (e)	7,765	160,813
Suffolk Bancorp (e)	3,183	114,397
Summit Bancshares, Inc. (e)	600	11,790
Sun Bancorp, Inc. (b) (e)	4,266	83,443
Susquehanna Bancshares, Inc.	14,581	351,985
SVB Financial Group (b)	12,070	597,223
Taylor Capital Group, Inc.	2,300	89,148
Texas Capital Bancshares, Inc. (b) (e)	8,520	187,014
Texas Regional Bancshares, Inc.	14,411	443,571
The Banc Corp. (b)	200	2,280
Tierone Corp. (e)	5,461	177,537
Tompkins Trustco, Inc. (e)	2,148	102,202
TriCo Bancshares	3,224	78,279
TrustCo Bank Corp. NY (e)	27,508	348,801
Trustmark Corp. (e)	15,820	448,022
U.S.B Holding Co., Inc.	2,648	59,077
UCBH Holdings, Inc.	31,080	539,237
UMB Financial Corp.	5,385	362,734
Umpqua Holdings Corp.	15,448	435,325
Union Bankshares Corp.	2,430	109,812
United Bankshares, Inc. (e)	12,480	465,130
United Community Banks, Inc.	7,786	217,307
United Community Financial Corp.	7,411	95,157
United Security Bancshares, Inc. (e)	300	8,895
Univest Corporation of Pennsylvania (e)	1,650	41,910
Unizan Financial Corp.	6,715	179,895
Vineyard National Bancorp Co. (e)	4,100	124,845
Virginia Commerce Bancorp, Inc. (b) (e)	2,706	87,431
Virginia Financial Group, Inc. (e)	3,200	128,000
W Holding Co., Inc.	29,880	257,267
Washington Trust Bancorp	3,640	98,134
WesBanco, Inc. (e)	6,800	202,436
West America Bancorp, Inc.	11,137	599,392
West Bancorp, Inc. (e)	4,750	90,725
West Coast Bancorp (e)	4,100	112,381
Western Sierra Bancorp (b)	1,745	69,870
Westfield Financial, Inc.	100	2,512
Wilshire Bancorp, Inc.	4,496	79,354
Wintrust Financial Corp.	8,252	443,132
Yardville National Bancorp (e)	3,068	110,601

		36,071,119

Beverages & Alcoholic (0.0%)
Boston Beer Co., Inc., Class A (b)	4,480	116,032

Biotechnology (1.0%)
Abgenix, Inc. (b)	28,703	633,476

Arena Pharmaceuticals, Inc. (b) (e)	13,400	227,398
Cambrex Corp. (e)	8,724	192,888
Coley Pharmaceutical Group, Inc. (b) (e)	2,300	35,213
Cotherix, Inc. (b)	1,800	16,686
CuraGen Corp. (b)	10,900	43,055
Curis, Inc. (b)	7,900	21,488
Cypress Bioscience, Inc. (b)	9,720	58,903
Digene Corp. (b)	4,941	164,041
Diversa Corp. (b) (e)	6,333	34,135
Enzo Biochem, Inc. (b) (e)	6,029	78,618
Exelixis, Inc. (b) (e)	23,060	248,587
Genitope Corp. (b) (e)	10,300	92,803
Genomic Health, Inc. (b)	3,400	46,852
GTx, Inc. (b) (e)	200	2,114
Human Genome Sciences, Inc. (b) (e)	42,780	470,580
Idenix Pharmaceuticals, Inc. (b) (e)	3,115	70,866
Integra LifeSciences Holdings (b)	7,180	280,020
Lexicon Genetics, Inc. (b) (e)	16,106	64,424
Luminex Corp. (b)	4,800	70,224
Maxygen, Inc. (b) (e)	5,009	41,324
Medarex, Inc. (b)	33,347	466,191
Monogram Biosciences, Inc. (b)	26,000	56,160
Myogen, Inc. (b)	6,581	245,603
Myriad Genetics, Inc. (b) (e)	10,369	222,311
Nabi Biopharmaceuticals (b) (e)	25,051	94,442
Nuvasive, Inc. (b) (e)	6,200	114,018
Palomar Medical Technologies, Inc. (b) (e)	5,360	211,184
SonoSite, Inc. (b) (e)	4,600	180,964
StemCells, Inc. (b) (e)	14,500	52,780
ViaCell, Inc. (b) (e)	100	528
Zymogenetics, Inc. (b) (e)	11,054	246,615

		4,784,491

Broadcast Media & Cable Television (0.6%)
4Kids Entertainment, Inc. (b) (e)	3,301	56,678
Charter Communications, Inc., Class A (b) (e)	102,820	122,356
Crown Media Holdings, Inc. (b) (e)	4,358	39,789
Cumulus Media, Inc. (b) (e)	17,914	236,644
Emmis Communications Corp. (b) (e)	15,747	280,139
Entravision Communications Corp. (b)	17,573	124,768
Fisher Companies, Inc. (b)	1,100	47,223
Journal Communications, Inc.	10,820	129,407
Liberty Corp.	4,625	219,040
Lin TV Corp., Class A (b)	10,300	105,369
Macrovision Corp. (b)	16,552	307,702
Martha Stewart Living Omnimedia, Inc. (b) (e)	7,408	134,900
Media General, Inc.	6,400	306,240
Mediacom Communications Corp. (b) (e)	18,141	109,027
Outdoor Channel Holdings, Inc. (b) (e)	200	2,978
Readers Digest Association, Inc. (The)	31,505	500,614
Salem Communications Corp., Class A (b)	2,300	35,282
Sinclair Broadcast Group, Inc., Class A	18,835	149,927
TiVo, Inc. (b) (e)	19,339	106,558
Triple Crown Media, Inc. (b)	1,013	7,749
ValueVision International, Inc., Class A (b) (e)	8,258	101,161

		3,123,551

Business Services (2.4%)
Aaron Rents, Inc.	9,746	234,391

ABM Industries, Inc.	11,978	228,900
Acxiom Corp.	28,120	665,599
Administaff, Inc.	6,074	261,425
Advisory Board Co. (The) (b)	6,200	309,876
ADVO, Inc.	9,492	312,097
AMN Healthcare Services, Inc. (b) (e)	5,366	108,232
BearingPoint, Inc. (b)	51,340	422,015
Catalina Marketing Corp. (e)	14,783	330,400
CBIZ, Inc. (b)	16,243	97,296
CDI Corp. (e)	4,521	123,288
Chemed Corp.	7,200	382,752
Ciber, Inc. (b) (e)	16,054	100,819
Circor International, Inc.	2,785	76,365
Comsys IT Partners, Inc. (b) (e)	2,000	24,560
Consolidated Graphics, Inc. (b)	3,514	180,479
CoStar Group, Inc. (b) (e)	5,400	270,000
CRA International, Inc. (b) (e)	4,331	209,101
DiamondCluster International, Inc. (b)	6,700	63,717
FTD Group, Inc. (b) (e)	3,600	34,056
Gartner Group, Inc. (b) (e)	18,226	250,790
Gevity HR, Inc.	8,253	226,545
GSI Commerce, Inc. (b) (e)	7,923	133,661
Heartland Payment Systems, Inc. (b)	800	19,688
Heidrick & Struggles International, Inc. (b)	6,555	219,986
Hudson Highland Group, Inc. (b) (e)	8,150	134,149
Huron Consulting Group, Inc. (b)	600	16,902
Hypercom Corp. (b)	15,830	106,219
IHS, Inc. (b)	5,500	133,430
Infocrossing, Inc. (b) (e)	7,600	79,724
iPayment Holdings, Inc. (b)	4,540	189,046
Jack Henry & Associates, Inc.	24,800	507,656
Kelly Services, Inc., Class A	5,540	148,361
Korn/Ferry International (b) (e)	10,034	198,272
LECG Corp. (b)	4,000	67,120
Marchex, Inc., Class B (b) (e)	5,000	121,600
Marlin Business Services, Inc. (b)	1,500	34,470
MAXIMUS, Inc.	4,562	178,465
MicroStrategy, Inc. (b)	5,241	503,713
Modis Professional Services, Inc. (b)	31,301	444,787
Navigant Consulting Co. (b) (e)	15,609	354,636
NCO Group, Inc. (b)	8,538	145,402
NetRatings, Inc. (b)	2,646	35,562
Online Resources Corp. (b)	8,400	111,720
Paxar Corp. (b)	12,816	259,140
Phase Forward (b)	10,000	93,100
Polycom, Inc. (b)	28,400	550,391
Portfolio Recovery Associates, Inc. (b) (e)	5,632	277,376
Prepaid Depot, Inc. (e)	2,950	112,661
Resources Connection, Inc. (b) (e)	14,780	401,868
RSA Security, Inc. (b)	20,138	309,521
SOURCECORP, Inc. (b)	6,424	169,080
Spherion Corp. (b) (e)	18,567	207,950
StarTek, Inc. (e)	4,762	96,669
TeleTech Holdings, Inc. (b) (e)	10,811	126,056
Terremark Worlwide, Inc. (b) (e)	6,690	34,454
Viad Corp.	5,325	151,603
Watson Wyatt & Co. Holdings (e)	14,585	443,967

		12,031,108

Capital Goods (0.9%)
C&D Technologies, Inc. (e)	7,711	64,001

Kennametal, Inc.	12,605	737,393
Lawson Products, Inc.	1,400	59,136
Libbey, Inc. (e)	4,304	47,086
Lifetime Brands, Inc. (e)	4,238	92,600
Lindsay Manufacturing Co.	5,668	141,473
Manitowoc Co., Inc.	9,074	603,421
Nu Skin Enterprises, Inc.	16,998	330,781
Parlux Fragrances, Inc. (b) (e)	2,400	80,304
Regal-Beloit Corp. (e)	7,636	281,692
Robbins & Myers, Inc.	2,723	64,208
Technitrol, Inc.	10,526	214,309
Tecumseh Products Co. (e)	5,001	126,775
Texas Industries, Inc.	7,223	388,670
Trinity Industries, Inc. (e)	11,540	589,117
Vicor Corp.	4,888	82,852
Yankee Candle Co., Inc. (e)	15,138	379,964

		4,283,782

Chemicals (1.1%)
A. Schulman, Inc.	11,308	278,742
American Vanguard Corp. (e)	2,800	72,268
Arch Chemicals, Inc. (e)	8,830	273,730
Balchem Corp.	1,350	30,173
Cabot Microelectronics Corp. (b) (e)	6,572	218,256
Ferro Corp.	13,842	272,272
Georgia Gulf Corp. (e)	10,281	351,610
H.B. Fuller Co.	9,805	370,531
Hercules, Inc. (b)	34,098	399,288
MacDermid, Inc.	7,355	221,753
Minerals Technologies, Inc.	6,435	359,523
NewMarket Corp. (b) (e)	3,900	111,345
NL Industries, Inc. (e)	2,328	31,358
Octel Corp.	3,372	68,317
Olin Corp.	19,963	409,241
OM Group, Inc. (b) (e)	8,600	184,986
Pioneer Cos., Inc. (b)	3,540	109,740
PolyOne Corp. (b)	27,688	198,246
Rockwood Holdings, Inc. (b)	7,300	154,979
Schawk, Inc., Class A (e)	1,900	41,800
Spartech Corp.	11,488	276,057
Symyx Technologies, Inc. (b) (e)	9,859	272,700
Terra Industries, Inc. (b) (e)	23,400	161,460
Tronox, Inc. (b) (e)	8,400	125,412
W.R. Grace & Co. (b) (e)	20,200	251,894
Wellman, Inc. (e)	11,058	78,512
Westlake Chemical Corp.	2,630	82,582
Zoltek Cos., Inc. (b) (e)	5,000	67,050

		5,473,825

Circuit Boards (0.2%)
Micrel, Inc. (b)	19,258	236,296
Park Electrochemical Corp.	5,963	168,634
RF Micro Devices, Inc. (b) (e)	57,516	418,716

		823,646

Coal (0.2%)
Alpha Natural Resources, Inc. (b)	8,300	195,299
Foundation Coal Holdings, Inc. (e)	7,380	328,115
James River Coal Co. (b) (e)	4,600	195,730
KFX, Inc. (b) (e)	17,770	356,999

		1,076,143

Communications Equipment (0.4%)
Anixter International, Inc.	9,885	457,577
Audiovox Corp. (b)	5,088	76,116

Gray Television, Inc.	10,133	89,778
Harmonic, Inc. (b) (e)	21,984	121,352
Inter-Tel, Inc.	7,251	157,202
LodgeNet Entertainment Corp. (b) (e)	7,289	98,329
Oplink Communications, Inc. (b)	6,496	115,759
Sonus Networks, Inc. (b) (e)	69,880	327,038
Standard Microsystems Corp. (b)	7,661	263,845
Superior Essex, Inc. (b)	7,200	164,808
Terayon Communications Systems, Inc. (b)	25,424	60,763

		1,932,567

Computer Equipment (0.8%)
Analogic Corp. (e)	5,009	278,000
Avocent Corp. (b)	15,800	525,666
GameStop Corp., Class A (b) (e)	15,895	640,727
Gateway, Inc. (b) (e)	69,861	190,022
Hutchinson Technology, Inc. (b)	8,291	229,495
Komag, Inc. (b) (e)	9,431	443,823
Maxtor Corp. (b)	74,120	681,903
McData Corp. (b) (e)	50,980	217,685
Palm, Inc. (b) (e)	13,145	518,965
Par Technology Corp. (b) (e)	2,700	58,671
Rackable Systems, Inc. (b)	1,300	39,065
Rimage Corp. (b)	4,100	134,152

		3,958,174

Computer Integrated Systems Design (0.7%)
Adaptec, Inc. (b)	34,030	185,123
Brady Corp., Class A	11,464	455,923
Digital River, Inc. (b) (e)	9,598	322,301
Eclipsys Corp. (b) (e)	13,537	298,626
eSpeed, Inc., Class A (b) (e)	8,611	79,049
FileNet Corp. (b)	12,417	348,421
Foundry Networks, Inc. (b)	35,420	532,363
Integral Systems, Inc.	1,400	30,380
Keynote Systems, Inc. (b) (e)	2,883	36,470
MTS Systems Corp.	6,856	251,272
Netscout Systems, Inc. (b)	3,700	23,532
RadiSys Corp. (b) (e)	6,660	119,747
SafeNet, Inc. (b) (e)	7,450	234,079
Sapient Corp. (b)	24,362	160,789
Tekelec (b)	18,335	286,943
WebEx Communications, Inc. (b) (e)	10,029	243,504

		3,608,522

Computer Software & Services (3.2%)
3Com Corp. (b)	108,880	497,582
3D Systems Corp. (b) (e)	2,300	44,965
Advanced Digital Information Corp. (b)	19,240	192,592
Advent Software, Inc. (b)	6,993	183,636
Agile Software Corp. (b) (e)	20,196	129,860
Agilysys, Inc.	9,185	194,722
Altiris, Inc. (b) (e)	8,499	166,155
Ansys, Inc. (b)	11,036	484,039
Anteon International Corp. (b)	7,838	432,266
Aspen Technologies, Inc. (b) (e)	12,939	110,628
Blackbaud, Inc.	2,594	44,591
Borland Software Corp. (b)	24,046	156,059
Bottomline Technologies, Inc. (b) (e)	7,500	86,400
Catapult Communications Corp. (b) (e)	4,028	47,853
CCC Information Services Group, Inc. (b)	2,090	55,322
Click Commerce, Inc. (b) (e)	3,200	95,200
Computer Programs & Systems, Inc.	3,400	144,874
Covansys Corp. (b)	7,502	114,030

Cybersource Corp. (b)	7,600	65,816
Dendrite International, Inc. (b)	12,405	180,121
Digital Insight Corp. (b)	11,471	411,465
Digitas, Inc. (b)	24,596	321,962
Echelon Corp. (b) (e)	8,987	79,984
Electronics For Imaging, Inc. (b)	17,503	483,958
Emageon, Inc. (b)	6,600	122,100
Epicor Software Corp. (b)	15,989	212,654
EPIQ Systems, Inc. (b)	5,617	125,259
eResearch Technology, Inc. (b) (e)	15,189	271,427
Extreme Networks, Inc. (b)	36,762	180,134
FactSet Research Systems, Inc.	9,170	365,700
FalconStor Software, Inc. (b)	8,699	77,421
iGATE Corp. (b)	2,500	14,225
Informatica Corp. (b)	24,053	354,060
Intervideo, Inc. (b)	4,400	47,784
Iris International, Inc. (b) (e)	5,900	134,874
JDA Software Group, Inc. (b)	9,029	138,415
Keane, Inc. (b) (e)	14,432	156,299
Kenexa Corp. (b)	500	12,025
Lawson Software, Inc. (b) (e)	23,340	171,782
Lexar Media, Inc. (b) (e)	24,116	187,381
Magma Design Automation, Inc. (b)	7,898	79,849
ManTech International Corp., Class A (b)	4,496	125,708
MapInfo Corp. (b)	5,500	77,715
Mentor Graphics Corp. (b)	21,100	232,100
Mercury Computer Systems, Inc. (b) (e)	6,353	122,994
Micromuse, Inc. (b)	24,400	242,780
Motive, Inc. (b) (e)	8,800	26,224
MRO Software, Inc. (b)	5,100	78,234
NETGEAR, Inc. (b) (e)	10,500	190,260
NetiQ Corp. (b) (e)	18,577	244,102
Nuance Communications, Inc. (b) (e)	37,462	319,925
Open Solutions, Inc. (b)	6,700	174,133
Packeteer, Inc. (b)	10,229	132,363
Parametric Technology Corp. (b)	86,088	538,910
PDF Solutions, Inc. (b)	3,700	65,601
Phoenix Technology Ltd. (b)	4,000	27,400
PLX Tech, Inc. (b)	5,900	64,664
QAD, Inc.	2,300	18,492
Quantum Corp. (b)	47,002	166,857
Quest Software, Inc. (b)	17,607	278,895
Radiant Systems, Inc. (b)	8,600	120,400
RealNetworks, Inc. (b)	32,038	257,906
Renaissance Learning, Inc. (e)	1,265	20,645
SeaChange International, Inc. (b)	10,475	87,152
Serena Software, Inc. (b)	9,303	219,644
SI International, Inc. (b) (e)	4,228	128,573
SonicWall, Inc. (b)	15,226	125,462
SPSS, Inc. (b)	6,373	205,466
SSA Global Technologies, Inc. (b) (e)	600	10,440
Stratasys, Inc. (b) (e)	3,000	77,820
Sykes Enterprises, Inc. (b)	8,667	112,671
Synaptics, Inc. (b)	8,357	229,985
SYNNEX Corp. (b)	700	13,041
Syntel, Inc. (e)	540	11,637
Sypris Solutions, Inc.	1,300	12,987
TALX Corp.	9,525	298,514
THQ, Inc. (b) (e)	18,691	490,639
Tibco Software, Inc. (b)	66,660	532,613
Tradestation Group, Inc. (b) (e)	4,700	83,143
Transaction Systems Architects, Inc. (b)	11,406	376,284

Trident Microsystems, Inc. (b) (e)	16,918	441,898
Tyler Technologies, Inc. (b) (e)	9,300	80,910
Ulticom, Inc. (b) (e)	3,540	35,825
Ultimate Software Group, Inc. (The) (b) (e)	4,900	107,065
Vasco Data Security International, Inc. (b) (e)	4,700	51,418
VeriFone Holdings, Inc. (b)	6,400	163,328
Verint Systems, Inc. (b)	3,000	108,750
Vignette Corp. (b)	10,331	175,007
webMethods, Inc. (b)	16,080	123,977
WebSideStory, Inc. (b) (e)	4,100	82,615
Wind River Systems, Inc. (b)	21,731	290,761
Witness Systems, Inc. (b) (e)	8,200	163,508
Zoran Corp. (b)	13,149	257,852

		16,000,762

Construction & Building Materials (1.3%)
AMCOL International Corp.	5,850	157,833
Brookfield Homes Corp. (e)	4,352	224,781
Builders FirstSource, Inc. (b)	4,300	107,672
Ceradyne, Inc. (b) (e)	7,580	433,879
Comfort Systems USA, Inc. (e)	8,600	90,386
Comstock Homebuilding Cos., Inc., Class A (b)	3,600	39,564
Dot Hill Systems Corp. (b) (e)	16,900	128,440
Drew Industries, Inc. (b)	5,298	199,470
ElkCorp	6,544	230,152
Genlyte Group, Inc. (The) (b)	6,768	391,461
Granite Construction, Inc.	9,505	384,762
Infrasource Services, Inc. (b)	1,600	25,648
JLG Industries, Inc. (e)	15,395	838,720
Kronos Worldwide, Inc.	1,152	36,173
Layne Christensen Co. (b)	3,340	100,701
LSI Industries, Inc.	8,175	117,965
NCI Building Systems, Inc. (b) (e)	7,264	368,285
Orleans Homebuilders, Inc. (e)	600	10,326
Shaw Group, Inc. (The) (b)	22,691	808,253
Simpson Manufacturing Co., Inc. (e)	9,708	375,603
Technical Olympic USA, Inc. (e)	3,425	77,748
Trex Co., Inc. (b) (e)	3,500	87,430
Universal Display Corp. (b) (e)	5,200	69,108
Walter Industries, Inc. (e)	10,817	684,175
Washington Group International, Inc.	8,900	528,215

		6,516,750

Consumer Durables (0.6%)
1-800 CONTACTS, Inc. (b) (e)	800	10,520
Blyth, Inc.	9,020	195,734
Central Garden & Pet Co. (b) (e)	7,000	347,059
Charles & Colvard Ltd. (e)	5,763	84,882
Chattem, Inc. (b) (e)	6,166	246,948
CNS, Inc. (e)	5,200	113,724
Coca-Cola Bottling Co. (e)	800	35,960
Elizabeth Arden, Inc. (b)	7,507	158,698
Greif Bros Corp., Class A	4,400	286,528
Innovo Group, Inc. (b)	11,900	9,282
Nature’s Sunshine Products, Inc.	4,730	83,532
Playtex Products, Inc. (b)	11,300	151,646
Prestige Brands Holdings, Inc. (b)	7,900	98,197
Revlon Co., Inc. (b)	33,604	116,270
Russ Berrie & Co., Inc. (e)	3,857	48,830
Silgan Holdings, Inc.	7,096	268,655

Tupperware Corp.	17,653	391,896
Ultralife Batteries, Inc. (b) (e)	7,196	96,930
Water Pik Technologies, Inc. (b)	1,900	51,965

		2,797,256

Data Processing & Reproduction (0.5%)
CSG Systems International, Inc. (b)	16,027	364,935
eFunds Corp. (b)	13,693	322,881
Global Cash Access, Inc. (b)	5,600	86,576
HomeStore, Inc. (b)	49,239	297,404
infoUSA, Inc.	12,400	135,904
Intermec, Inc. (b)	14,801	516,110
Intrado, Inc. (b) (e)	6,558	166,836
Moneygram International, Inc.	24,760	657,625
Pegasystems, Inc. (b) (e)	800	6,328

		2,554,599

Distribution (0.9%)
Actuant Corp.	8,100	463,725
Aviall, Inc. (b)	8,854	305,994
Bell Microproducts, Inc. (b) (e)	11,200	71,232
Brightpoint, Inc. (b) (e)	13,950	315,131
Central European Distribution Corp. (b)	7,030	270,374
Handleman Co. (e)	9,332	110,864
Hughes Supply, Inc.	21,260	980,085
Huttig Building Products, Inc. (b)	900	8,064
Interline Brands, Inc. (b)	3,400	86,360
Keystone Automotive Industries, Inc. (b) (e)	5,855	222,724
Navarre Corp. (b) (e)	7,300	40,223
Owens & Minor, Inc.	11,992	375,350
Provide Commerce (b)	3,200	107,712
ScanSource, Inc. (b) (e)	4,360	256,412
United Stationers, Inc. (b)	10,911	545,877
Watsco, Inc.	5,973	422,530

		4,582,657

Drugs (1.3%)
ABIOMED, Inc. (b) (e)	4,511	49,395
Adolor Corp. (b)	14,362	219,739
Alkermes, Inc. (b) (e)	29,257	712,115
Alpharma, Inc.	12,648	423,076
Amylin Pharmaceuticals, Inc. (b) (e)	34,580	1,466,192
ARIAD, Inc. (b) (e)	18,614	115,035
ArQule, Inc. (b)	5,900	31,742
Bentley Pharmaceuticals, Inc. (b) (e)	7,349	161,898
Bio-Rad Laboratories, Inc., Class A (b)	5,200	350,480
Caraco Pharmaceutical Laboratories Ltd. (b)	700	8,197
Cell Therapeutics, Inc. (b) (e)	21,742	43,919
Connetics Corp. (b) (e)	11,434	171,281
CV Therapeutics, Inc. (b) (e)	12,654	311,415
Decode Genetics, Inc. (b) (e)	16,474	157,162
DUSA Pharmaceuticals, Inc. (b) (e)	8,400	85,512
Hi-Tech Pharmacal Co., Inc. (b)	3,300	85,503
Incyte Genomics, Inc. (b) (e)	25,129	127,907
InterMune, Inc. (b) (e)	9,283	187,795
K-V Pharmaceutical Co., Class A (b) (e)	12,723	305,988
Marshall Edwards, Inc. (b) (e)	200	1,356
Martek Biosciences Corp. (b) (e)	9,500	273,600
Nanogen, Inc. (b) (e)	9,800	29,596
NBTY, Inc. (b)	15,940	329,799
NPS Pharmaceuticals, Inc. (b) (e)	12,407	176,179
Par Pharmaceutical Cos, Inc. (b) (e)	9,595	317,403

Rigel Pharmaceuticals, Inc. (b) (e)	11,074	86,266
Seattle Genetics, Inc. (b) (e)	7,508	42,270
SFBC International, Inc. (b) (e)	7,160	157,878
Tanox, Inc. (b) (e)	7,455	134,563

		6,563,261

Educational Services (0.4%)
Ambassadors Groups, Inc.	4,800	129,840
Blackboard, Inc. (b) (e)	3,900	100,425
Bright Horizons Family Solutions, Inc. (b)	9,556	373,448
Corinthian Colleges, Inc. (b) (e)	24,900	315,732
DeVry, Inc. (b) (e)	17,600	404,624
Educate, Inc. (b)	3,200	39,936
Leapfrog Enterprises, Inc. (b) (e)	9,140	103,648
Learning Tree International, Inc. (b)	5,241	64,097
Strayer Education, Inc. (e)	5,074	449,354
Universal Technical Institute, Inc. (b)	5,268	192,545

		2,173,649

Electrical Equipment (0.9%)
ADE Corp. (b)	4,000	130,120
Artesyn Technologies, Inc. (b) (e)	11,319	114,096
Avista Corp.	14,616	279,312
Bel Fuse, Inc., Class B	3,249	120,993
Cleco Corp. (e)	15,032	329,652
DSP Group, Inc. (b)	10,148	297,844
El Paso Electric Co. (b)	15,431	316,027
EMCOR Group, Inc. (b)	4,600	377,291
Encore Wire Corp. (b) (e)	5,571	151,308
Energy Conversion Devices, Inc. (b) (e)	6,780	341,441
Evergreen Solar, Inc. (b) (e)	14,300	220,649
II-VI Corp. (b)	9,784	170,242
Integrated Silicon Solution, Inc. (b)	13,247	87,298
ITC Holdings Corp. (e)	4,500	122,400
Measurement Specialties, Inc. (b)	2,001	51,626
Plug Power, Inc. (b) (e)	15,089	89,780
Power-One, Inc. (b)	20,900	126,236
Rambus, Inc. (b) (e)	31,480	920,474
SpatiaLight, Inc. (b) (e)	8,200	20,828
Tripath Imaging, Inc. (b) (e)	13,257	104,863
Triumph Group, Inc. (b)	4,490	189,747

		4,562,227

Electronics (0.9%)
Aeroflex, Inc. (b)	22,514	272,194
American Science & Engineering, Inc. (b) (e)	2,900	186,325
Ansoft Corp. (b)	1,800	63,198
Badger Meter, Inc. (e)	900	46,692
Belden CDT, Inc. (e)	14,252	386,230
Coherent, Inc. (b)	9,314	288,361
Daktronics, Inc. (e)	4,101	124,629
EDO Corp.	4,779	132,044
Electro Scientific Industries, Inc. (b) (e)	8,654	220,417
Engineered Support Systems, Inc.	13,257	570,317
Fargo Electronics (b)	5,000	96,500
FARO Technologies, Inc. (b) (e)	4,300	68,499
Graftech International Ltd. (b) (e)	29,416	219,738
International DisplayWorks, Inc. (b)	10,400	67,496
Itron, Inc. (b)	7,504	359,216
Keithley Instruments, Inc. (e)	3,279	50,169
Labarge, Inc. (b)	3,300	52,932
LeCroy Corp. (b) (e)	6,275	89,105

LoJack Corp. (b)	6,500	159,770
Methode Electronics, Inc.	11,000	135,300
Mobility Electronics, Inc. (b) (e)	7,500	78,600
Multi-Fineline Electronix, Inc. (b)	2,200	118,272
Rogers Corp. (b) (e)	4,923	231,923
TTM Technologies, Inc. (b) (e)	10,471	108,898
Watts Industries, Inc., Class A	8,630	290,658

		4,417,483

Entertainment (0.5%)
Carmike Cinemas, Inc. (e)	5,655	129,556
Dover Downs Entertainment, Inc.	2,309	36,459
Dover Motorsports, Inc. (e)	4,812	29,546
Gaylord Entertainment Co. (b)	11,836	508,948
Gemstar-TV Guide International, Inc. (b)	68,540	226,182
Magna Entertainment Corp., Class A (b) (e)	14,261	102,394
Majesco Entertainment Co. (b)	7,400	8,806
Midway Games, Inc. (b) (e)	7,737	102,825
Multimedia Games, Inc. (b) (e)	8,678	82,441
Pinnacle Entertainment, Inc. (b) (e)	13,366	385,208
Shuffle Master, Inc. (b) (e)	12,460	316,484
Six Flags, Inc. (b) (e)	32,200	373,842
Steinway Musical Instruments, Inc. (b)	1,900	55,936
World Wrestling Federation	4,399	64,445
Entertainment, Inc.
WPT Enterprises, Inc. (b) (e)	2,700	20,088

		2,443,160

Fiber Optics (0.1%)
C-Cor.net Corp. (b) (e)	17,700	113,103
MRV Communications, Inc. (b) (e)	31,495	80,627
Newport Corp. (b)	11,145	189,131
Sycamore Networks, Inc. (b)	56,818	281,249

		664,110

Financial (2.6%)
Accredited Home Lenders Holding Co. (b) (e)	6,102	320,538
ACE Cash Express, Inc. (b) (e)	4,180	109,850
Advanta Corp., Class B (e)	6,660	230,503
Anchor BanCorp Wisconsin, Inc. (e)	7,117	221,552
Anworth Mtg Asset Corp.	14,300	117,546
Apollo Investment Corp.	21,030	383,377
Archipelago Holdings, Inc. (b) (e)	8,900	506,054
Ares Capital Corp. (e)	10,588	175,761
Asset Acceptance Capital Corp. (b)	1,100	26,840
ASTA Funding, Inc. (e)	4,300	131,881
BankFinancial Corp. (b)	8,700	132,501
Bankrate, Inc. (b) (e)	2,640	100,346
Beverly Hills Bancorp, Inc. (e)	1,100	11,715
BKF Capital Group	3,040	39,459
Capital Southwest Corp. (e)	300	28,008
Central Pacific Financial Corp.	9,675	356,040
Charter Municipal Mortgage Acceptance Co. (e)	13,321	293,728
Cohen & Steers, Inc. (e)	1,050	22,481
Collegiate Funding Services (b) (e)	2,800	55,776
Commercial Capital Bancorp, Inc.	13,344	208,300
CompuCredit Corp. (b)	6,651	267,104
Delta Financial Corp. (e)	300	2,793
Doral Financial Corp. (e)	27,680	300,882
Encore Capital Group, Inc. (b)	4,322	81,513

Euronet Worldwide, Inc. (b) (e)	11,038	356,196
Federal Agricultural Mortgage Corp. (e)	4,700	133,386
Financial Federal Corp. (e)	5,482	245,320
First Cash Financial Services, Inc. (b)	5,200	181,480
First Financial Holdings, Inc.	3,700	114,996
GAMCO, Investors, Inc., Class A	1,568	69,917
GATX Corp.	14,258	566,185
GFI Group, Inc. (b) (e)	1,600	87,344
Gladstone Capital Corp. (e)	5,428	109,320
Gladstone Investment Corp.	6,000	87,690
Gold Banc Corp., Inc.	14,846	269,603
Greenhill & Co., Inc. (e)	4,500	257,310
Harris & Harris Group, Inc. (b)	7,100	109,482
IntercontinentalExchange, Inc. (b)	7,000	355,740
International Securities Exchange, Inc. (b) (e)	2,400	89,160
Investment Technology Group, Inc. (b)	12,397	557,617
Irwin Financial Corp. (e)	6,345	135,910
Jackson Hewitt Tax Service, Inc.	10,570	266,998
Knight Capital Group, Inc. (b) (e)	34,120	388,627
Labranche & Co., Inc. (b) (e)	18,806	215,329
MainSource Financial Group, Inc. (e)	5,640	108,852
Marketaxess Holdings, Inc. (b) (e)	8,500	109,650
MCG Capital Corp. (e)	19,608	305,885
Morningstar, Inc. (b)	3,200	123,296
NASDAQ Stock Market, Inc. (b)	13,800	578,358
National Financial Partners Corp.	11,601	620,770
NGP Capital Resources Co.	9,158	134,623
Novastar Financial, Inc. (e)	8,367	263,477
optionsXpress Holdings, Inc. (e)	5,800	169,360
Piper Jaffray Companies, Inc. (b) (e)	5,834	261,538
PRG-Schultz International, Inc. (b) (e)	17,225	9,129
Resource America, Inc., Class A	3,805	68,528
Royal Gold, Inc. (e)	6,800	265,812
Sanders Morris Harris Group, Inc. (e)	3,453	55,973
SCBT Financial Corp.	1,097	37,649
Stifel Financial Corp. (b) (e)	1,333	51,880
Summit Financial Group, Inc.	200	4,966
SWS Group, Inc.	4,650	108,020
Technology Investment Capital Corp.	7,200	111,024
TNS, Inc. (b)	3,200	65,728
United Panam Financial Corp. (b)	1,100	32,329
Value Line, Inc.	100	3,475
Waddell & Reed Financial, Inc.	21,040	468,771
World Acceptance Corp. (b)	6,734	190,976
WSFS Financial Corp.	2,209	139,498

		13,011,725

Food & Related (1.2%)
American Italian Pasta Co. (e)	8,260	30,149
Aurora Foods, Inc. (b) (c) (d)	100	0
Chiquita Brands International, Inc.	11,855	214,694
Corn Products International, Inc.	22,666	618,101
Darling International, Inc. (b) (e)	13,700	61,239
Farmer Brothers Co.	1,100	22,902
Flowers Foods, Inc.	15,118	415,896
Gold Kist, Inc. (b) (e)	15,020	226,952
Great Atlantic & Pacific Tea Co., Inc. (b) (e)	5,752	179,635
Green Mountain Coffee, Inc. (b)	400	15,320
Hain Celestial Group, Inc. (b)	11,093	258,578
Hansen Natural Corp. (b) (e)	4,760	417,928

J & J Snack Foods Corp.	3,784	114,580
Jarden Corp. (b) (e)	19,465	479,617
John B. Sanfilippo & Son, Inc. (b) (e)	2,944	38,655
Krispy Kreme Doughnuts, Inc. (b) (e)	19,363	125,860
Lance, Inc. (e)	9,516	206,117
National Beverage Corp.	2,210	19,072
NuCo2, Inc. (b) (e)	4,700	147,204
Peet’s Coffee & Tea, Inc. (b) (e)	4,782	147,381
Performance Food Group Co. (b)	13,576	374,290
Premium Standard Farms, Inc.	3,400	48,382
Ralcorp Holding, Inc. (b)	9,023	354,604
Red Robin Gourmet Burgers (b) (e)	5,524	219,248
Ryan’s Restaurant Group, Inc. (b) (e)	12,729	166,368
Sanderson Farms, Inc.	6,959	194,852
Seaboard Corp. (e)	100	146,999
Sensient Technologies Corp.	14,254	270,256
Tejon Ranch Co. (b) (e)	1,743	73,938
Tootsie Roll Industries, Inc.	7,354	213,634

		5,802,451

Furniture (0.4%)
American Woodmark Corp. (e)	4,800	150,000
Bassett Furniture Industries, Inc. (e)	3,737	72,872
Bombay Co., Inc. (b) (e)	10,900	35,534
Ethan Allen Interiors, Inc. (e)	11,600	493,115
Furniture Brands International, Inc. (e)	14,800	356,088
Hooker Furniture Corp. (e)	2,075	31,167
Kimball International, Inc., Class B	6,648	93,471
La-Z-Boy, Inc. (e)	15,700	256,538
Select Comfort Corp. (b) (e)	11,086	305,974
Stanley Furniture Co., Inc.	3,984	107,289

		1,902,048

Gambling - Non-Hotel Casinos (0.1%)
Churchill Downs, Inc.	1,200	47,928
Isle of Capris Casinos, Inc. (b) (e)	5,351	152,236
Mikohn Gaming Corp. (b) (e)	13,500	101,385

		301,549

Gas - Distribution (0.6%)
Cascade Natural Gas Corp.	5,339	107,527
New Jersey Resources Corp. (e)	9,003	409,186
Nicor, Inc. (e)	14,882	608,675
Northwest Natural Gas Co. (e)	8,316	295,966
Peoples Energy Corp. (e)	13,155	489,629
South Jersey Industries, Inc. (e)	8,504	250,018
Southwest Gas Corp.	9,766	270,030
WGL Holdings, Inc.	15,295	476,898

		2,907,929

Healthcare (2.1%)
Allied Healthcare International, Inc. (b)	8,825	59,216
Amedisys, Inc. (b) (e)	5,641	255,819
America Service Group, Inc. (b)	4,374	79,826
American Dental Partners, Inc. (b) (e)	5,987	98,187
American Healthways, Inc. (b)	10,036	448,408
American Medical Systems Holdings, Inc. (b)	21,076	477,581
American Retirement Corp. (b)	8,340	227,098
AmSurg Corp. (b)	9,913	215,013
Apria Healthcare Group, Inc. (b)	15,600	380,172
Beverly Enterprises, Inc. (b) (e)	32,984	402,735
Brookdale Senior Living, Inc.	4,100	138,375
Centene Corp. (b) (e)	13,534	355,809

CorVel Corp. (b) (e)	1,900	34,960
Cross Country Healthcare, Inc. (b)	7,600	150,176
DJ Orthopedics, Inc. (b)	5,742	188,510
Genesis HealthCare Corp. (b) (e)	7,149	262,011
Gentiva Health Services, Inc. (b)	9,249	175,639
HealthExtras, Inc. (b) (e)	6,093	200,460
Hooper Holmes, Inc. (e)	11,949	41,822
Horizon Health Corp. (b) (e)	1,800	41,922
Immucor, Inc. (b)	13,694	411,505
Invacare Corp. (e)	9,249	319,923
Kindred Healthcare, Inc. (b) (e)	8,711	199,482
LCA-Vision, Inc. (e)	5,630	316,237
Magellan Health Services, Inc. (b)	9,815	358,051
Matria Healthcare, Inc. (b) (e)	6,951	296,599
Medcath Corp. (b)	1,800	34,776
Molina Healthcare, Inc. (b) (e)	4,034	106,740
Odyssey Healthcare, Inc. (b)	11,823	240,953
Option Care, Inc. (e)	9,854	136,084
Pediatrix Medical Group, Inc. (b)	7,000	613,759
Per-Se Technologies, Inc. (b) (e)	10,949	272,302
PolyMedica Corp. (e)	7,193	285,706
Psychiatric Solutions, Inc. (b) (e)	17,144	565,580
Quality Systems, Inc.	2,612	231,162
RehabCare Group, Inc. (b)	7,160	137,329
Res-Care, Inc. (b)	3,800	72,922
Sunrise Assisted Living, Inc. (b) (e)	11,198	407,047
Symbion, Inc. (b)	3,940	91,014
U.S. Physical Therapy, Inc. (b)	5,100	94,860
United Surgical Partners International, Inc. (b)	14,438	559,616
USNA Health Sciences, Inc. (b) (e)	3,480	139,583
Vistacare, Inc. (b) (e)	4,893	68,062
WebMD Health Corp., Class A (b) (e)	2,900	115,826

		10,308,857

Hotels & Casinos (0.1%)
Ameristar Casinos, Inc.	8,392	188,736
Aztar Corp. (b)	10,547	325,481
Monarch Casino & Resort, Inc. (b) (e)	1,200	32,436
MTR Gaming Group, Inc. (b)	9,300	93,651
Riviera Holdings Corp. (b) (e)	1,200	18,864

		659,168

Hotels & Motels (0.1%)
Lodgian, Inc. (b) (e)	4,600	59,570
Marcus Corp.	5,234	125,982
Sunterra Corp. (b)	8,250	118,388

		303,940

Human Resources (0.0%)
Kforce, Inc. (b)	8,280	107,640

Insurance (1.5%)
21st Century Insurance Group (e)	8,600	139,664
Affirmative Insurance Holdings, Inc.	4,800	68,256
Alfa Corp.	8,324	141,425
American Equity Investment Life Holding Co.	16,900	237,445
American Physicians Capital, Inc. (b)	3,150	154,035
Argonaut Group, Inc. (b) (e)	10,780	383,229
Baldwin & Lyons, Inc., Class B (e)	3,881	97,413
Bristol West Holdings, Inc. (e)	2,800	51,100
Ceres Group, Inc. (b)	8,800	49,280
Citizens, Inc. (b)	5,145	27,472

CNA Surety Corp. (b)	1,700	27,353
Direct General Corp. (e)	6,941	118,136
Donegal Group, Inc., Class A	1,866	43,385
EMC Insurance Group, Inc.	1,670	35,955
Enstar Group, Inc. (The) (b) (e)	300	22,458
FBL Financial Group, Inc., Class A	2,402	80,107
First Acceptance Corp. (b) (e)	2,900	32,480
FPIC Insurance Group, Inc. (b) (e)	4,160	154,960
Fremont General Corp. (e)	18,480	452,760
Harleysville Group, Inc.	4,058	111,838
Horace Mann Educators Corp.	15,959	312,637
Independence Holding Co. (e)	920	20,746
Infinity Property & Casualty Corp.	7,285	281,055
Kansas City Life Insurance Co. (e)	400	20,164
KMG America Corp. (b)	9,400	84,600
LandAmerica Financial Group, Inc. (e)	6,423	423,790
Midland Co. (The)	1,901	70,907
Navigators Group, Inc. (b)	2,392	106,851
Odyssey Re Holdings Corp.	1,700	41,871
Ohio Casualty Corp.	20,021	603,433
PICO Holdings, Inc. (b) (e)	1,500	53,055
PMA Capital Corp., Class A (b)	10,923	101,475
ProAssurance Corp. (b)	8,517	435,985
RLI Corp.	6,014	328,665
Safety Insurance Group, Inc. (e)	4,500	180,450
Selective Insurance Group, Inc.	9,734	564,572
State Auto Financial Corp.	3,300	126,951
Stewart Information Services Corp. (e)	4,762	254,529
Tower Group, Inc.	7,100	136,391
Triad Guaranty, Inc. (b) (e)	2,434	102,228
U.S.I. Holdings Corp. (b) (e)	11,240	158,259
United Fire & Casualty Co. (e)	5,222	214,206
Zenith National Insurance Co.	8,152	450,724

		7,502,295

Insurance & Life (0.3%)
Delphi Financial Group, Inc.	8,646	412,068
Great American Financial Resources, Inc.	2,520	57,582
National Western Life Insurance Co., Class A (e)	454	98,064
Phoenix Co., Inc. (The) (e)	27,876	420,650
Presidential Life Corp.	5,581	119,824
UICI	11,065	404,204
Universal American Financial Corp. (b)	8,800	144,936

		1,657,328

Insurance Brokers (0.1%)
Crawford & Co., Class B (e)	7,020	45,490
Hilb, Rogal & Hamilton Co.	9,089	353,380

		398,870

Internet (1.6%)
Alloy, Inc. (b) (e)	11,133	31,284
Applied Digital Solutions, Inc. (b) (e)	11,300	31,301
Arbinet Holdings, Inc. (b)	7,400	48,544
Ariba, Inc. (b) (e)	19,910	185,959
AsiaInfo Holdings, Inc. (b) (e)	14,603	57,682
Audible, Inc. (b) (e)	8,100	88,776
Autobytel, Inc. (b) (e)	11,707	56,779
Blue Coat Systems, Inc. (b) (e)	3,695	151,458
Blue Nile, Inc. (b) (e)	5,068	189,290
Brocade Communications Systems, Inc. (b)	76,607	352,392

CMGI, Inc. (b) (e)	128,547	192,821
CNET Networks, Inc. (b)	39,991	600,664
Drugstore.com, Inc. (b)	14,130	45,923
EarthLink, Inc. (b)	39,185	447,493
eCollege.com (b)	6,765	135,638
Entrust, Inc. (b)	24,662	99,388
Equinix, Inc. (b) (e)	4,060	190,536
Harris Interactive, Inc. (b)	13,200	70,884
Internet Capital Group, Inc. (b) (e)	14,000	126,840
Internet Security, Inc. (b)	11,007	234,669
Interwoven, Inc. (b)	15,161	144,181
iPass, Inc. (b)	14,071	109,613
iVillage, Inc. (b) (e)	10,800	81,216
j2 Global Communications, Inc. (b) (e)	6,665	318,254
Jupitermedia Corp. (b) (e)	5,200	84,188
MatrixOne, Inc. (b)	15,609	77,889
Net.B@nk, Inc.	17,707	132,980
Netflix, Inc. (b) (e)	11,600	319,580
NIC, Inc. (b)	7,600	45,220
Nutri/System, Inc. (b) (e)	6,920	338,388
Openwave Systems, Inc. (b) (e)	25,479	549,326
Overstock.com, Inc. (b) (e)	3,700	88,615
Priceline.com, Inc. (b)	7,599	167,558
Redback Networks, Inc. (b)	12,076	203,481
RightNow Technologies, Inc. (b) (e)	5,200	82,888
S1 Corp. (b) (e)	21,178	88,312
Sohu.com, Inc. (b)	8,646	176,119
Stamps.com, Inc. (b) (e)	6,596	188,052
Stellent, Inc. (b)	8,260	90,282
SupportSoft, Inc. (b) (e)	12,200	53,192
Travelzoo, Inc. (b) (e)	960	19,795
TriZetto Group, Inc. (The) (b)	13,698	251,495
United Online, Inc.	16,070	219,677
ValueClick, Inc. (b)	26,349	495,888
Websense, Inc. (b) (e)	7,275	479,641

		8,144,151

Lasers (0.1%)
IntraLase Corp. (b) (e)	5,400	107,190
Ionatron, Inc. (b)	6,820	68,609
Metrologic Instruments, Inc. (b)	5,200	111,280
Rofin-Sinar Technologies, Inc. (b)	4,542	216,881

		503,960

Leisure Products (0.5%)
Alliance Gaming Corp. (b) (e)	14,522	220,880
Atari, Inc. (b)	6,140	5,397
Callaway Golf Co.	21,889	334,463
Coachmen Industries, Inc. (e)	5,280	66,739
Escala Group, Inc. (b) (e)	1,938	55,679
Escalade, Inc.	800	8,640
Great Wolf Resorts, Inc. (b) (e)	9,500	98,515
JAKKS Pacific, Inc. (b) (e)	8,987	204,095
K2, Inc. (b) (e)	11,030	131,257
LIFE TIME FITNESS, Inc. (b) (e)	5,940	229,225
Marine Products Corp. (e)	1,826	20,031
MarineMax, Inc. (b) (e)	3,300	103,851
Nautilus Group, Inc. (The) (e)	12,430	203,231
RC2 Corp. (b)	5,065	176,617
Speedway Motorsports, Inc.	3,500	125,160
Topps Co., Inc. (e)	16,927	131,015
Vail Resorts, Inc. (b)	8,308	252,479

WMS Industries, Inc. (b) (e)	6,485	169,842

		2,537,116

Machinery (1.5%)
Advanced Energy Industries, Inc. (b)	8,745	137,209
AGCO Corp. (b)	25,740	463,577
Alamo Group, Inc.	100	2,332
Albany International Corp., Class A	7,367	272,579
Applied Industrial Technologies, Inc.	9,075	385,688
Astec Industries, Inc. (b)	5,159	198,364
Baldor Electric Co. (e)	9,489	283,531
Blount International, Inc. (b)	6,800	109,140
Briggs & Stratton Corp.	16,780	583,776
Bucyrus International, Inc., Class A	5,981	365,977
Cascade Corp.	3,546	181,059
Cubic Corp. (e)	5,546	123,620
Flowserve Corp. (b)	16,575	762,118
Franklin Electric Co., Inc.	5,446	245,070
Gardner Denver, Inc. (b)	7,603	402,199
Gehl Co. (b) (e)	4,250	124,100
Gorman-Rupp (e)	1,175	25,498
Intermagnetics General Corp. (b)	9,735	392,710
Intevac, Inc. (b) (e)	7,600	120,916
Kadant, Inc. (b) (e)	3,303	63,550
Lennox International, Inc.	15,862	506,791
NACCO Industries, Inc.	1,222	167,218
Nordson Corp.	8,832	401,149
Photon Dynamics, Inc. (b) (e)	6,942	152,099
Sauer-Danfoss, Inc.	1,093	22,800
Stewart & Stevenson Services, Inc.	8,814	228,900
Tennant Co.	2,362	128,020
Turbochef Technologies, Inc. (b) (e)	4,900	75,313
Wabtec Corp.	12,473	393,773

		7,319,076

Manufactured Housing (0.6%)
Aaon, Inc. (b)	1,100	21,120
Apogee Enterprises, Inc.	9,030	166,694
Eagle Materials, Inc. (e)	6,090	992,000
Fleetwood Enterprises, Inc. (b)	17,261	205,406
Highwood Properties, Inc.	17,204	542,614
Levitt Corp., Class A	4,882	119,218
Monaco Coach Corp. (e)	7,939	107,494
Palm Harbor Homes, Inc. (b) (e)	3,741	79,309
Skyline Corp. (e)	1,118	45,681
WCI Communities, Inc. (b) (e)	10,068	277,273
Williams Scotsman International, Inc. (b)	5,600	107,800
Winnebago Industries, Inc. (e)	9,718	304,271

		2,968,880

Manufacturing (1.0%)
American Superconductor Corp. (b) (e)	11,736	131,443
Applied Films Corp. (b)	6,247	140,370
Armor Holdings, Inc. (b)	11,326	539,910
Champion Enterprises, Inc. (b)	22,884	313,740
Checkpoint Systems, Inc. (b)	12,908	348,129
Cognex Corp.	12,479	364,137
Crane Co.	14,460	539,647
CSS Industries, Inc. (e)	1,505	39,130
Dixie Group, Inc. (The) (b) (e)	1,200	15,600
EnerSys (b) (e)	11,630	162,006
EnPro Industries, Inc. (b) (e)	6,200	190,216
Freightcar America, Inc.	4,000	229,640
Identix, Inc. (b) (e)	31,325	250,287

Jacuzzi Brands, Inc. (b) (e)	26,586	252,301
Lincoln Electric Holdings, Inc.	12,146	540,619
Mine Safety Appliances Co. (e)	7,812	311,152
Myers Industries, Inc.	8,000	120,000
Powell Industries, Inc. (b)	1,769	37,237
Raven Industries, Inc. (e)	5,180	163,688
Reddy Ice Holdings, Inc.	3,500	78,715
Sturm, Ruger & Co., Inc. (e)	9,337	66,106
Valence Technology, Inc. (b) (e)	10,630	18,390
Woodward Governor Co.	2,540	237,617
Young Innovations, Inc.	500	18,600

		5,108,680

Manufacturing & Diversified (0.8%)
A.O. Smith Corp. (e)	5,709	246,001
Acuity Brands, Inc.	13,351	505,869
Barnes Group, Inc.	6,307	238,846
CLARCOR, Inc. (e)	16,294	555,300
ESCO Technologies, Inc. (b)	7,688	377,788
Federal Signal Corp.	14,643	259,620
Global Power Equipment Group, Inc. (b) (e)	6,600	31,284
Griffon Corp. (b)	9,960	235,056
Imation Corp.	10,200	462,366
Lancaster Colony Corp.	9,302	385,754
Matthews International Corp., Class A	8,457	316,207
Standex International Corp.	3,754	116,074
Tredegar Industries, Inc.	7,206	107,586

		3,837,751

Medical Equipment & Supplies (2.1%)
Abaxis, Inc. (b) (e)	5,600	111,552
Adeza Biomedical Corp. (b)	2,800	61,992
Allscripts Healthcare Solution, Inc. (b) (e)	12,294	216,497
Amicas, Inc. (b)	13,180	68,272
Animas Corp. (b)	3,510	85,714
Arrow International, Inc.	5,244	167,808
Aspect Medical Systems, Inc. (b) (e)	4,280	154,808
Bruker BioSciences Corp. (b)	4,913	24,172
Caliper Life Sciences, Inc. (b) (e)	4,600	26,956
Candela Corp. (b) (e)	7,582	113,503
Cantel Medical Corp. (b) (e)	2,100	36,078
Cepheid, Inc. (b)	12,800	126,080
CONMED Corp. (b)	10,129	239,450
Cyberonics, Inc. (b) (e)	6,939	208,239
Durect Corp. (b) (e)	15,400	68,684
Encore Medical Corp. (b) (e)	10,574	56,888
EPIX Medical, Inc. (b) (e)	9,530	43,362
ev3, Inc. (b)	3,400	55,080
Foxhollow Technologies, Inc. (b) (e)	4,600	123,602
Greatbatch, Inc. (b) (e)	5,930	154,417
Healthtronics Surgical Services, Inc. (b) (e)	11,600	94,772
Hologic, Inc. (b)	13,320	685,447
I-Flow Corp. (b) (e)	7,469	118,608
ICU Medical, Inc. (b)	5,250	189,210
Intuitive Surgical, Inc. (b)	10,757	1,480,700
Kensey Nash Corp. (b) (e)	3,782	92,319
Kyphon, Inc. (b) (e)	8,882	369,225
Landauer, Inc. (e)	1,822	85,197
Laserscope (b) (e)	6,000	161,820
Lifeline Systems, Inc. (b) (e)	3,301	155,147
Mannkind Corp. (b) (e)	9,400	170,140
Mentor Corp. (e)	10,059	452,655
Meridian Bioscience, Inc.	6,750	168,345

Merit Medical Systems, Inc. (b)	7,532	106,277
Neurometrix, Inc. (b) (e)	2,900	100,079
Oakley, Inc. (e)	6,823	106,780
OraSure Technologies, Inc. (b) (e)	16,573	180,811
PSS World Medical, Inc. (b)	21,276	377,649
Radiation Therapy Services, Inc. (b) (e)	3,900	116,610
Serologicals Corp. (b) (e)	12,469	278,807
Somanetics Corp. (b) (e)	4,100	104,468
Stereotaxis, Inc. (b) (e)	6,600	85,008
STERIS Corp.	20,900	564,300
Surmodics, Inc. (b) (e)	5,323	196,312
Sybron Dental Specialties, Inc. (b)	12,152	517,675
Symmetry Medical, Inc. (b) (e)	2,300	48,944
ThermoGenesis Corp. (b)	8,205	33,887
Viasys Healthcare, Inc. (b)	9,225	261,252
Vital Images, Inc. (b) (e)	5,000	152,750
Vital Signs, Inc.	1,430	73,373
WellCare Health Plans, Inc. (b) (e)	4,750	192,043
Wright Medical Group, Inc. (b) (e)	10,052	224,361
Zoll Medical Corp. (b)	3,846	105,380

		10,193,505

Medical Laboratories (0.1%)
Alliance Imaging, Inc. (b)	1,600	7,552
Applera Corp. - Celera Genomics Group (b)	22,173	260,754
Bio-Reference Laboratories, Inc. (b)	5,200	84,448
Discovery Laboratories, Inc. (b) (e)	17,340	137,853
Orchid Cellmark, Inc. (b) (e)	4,900	34,594

		525,201

Metal Processors (0.7%)
A.M. Castle & Co. (b)	2,100	63,315
Commercial Metals Co.	18,192	861,027
Dynamic Materials Corp. (e)	2,400	90,792
Earle M. Jorgensen Co. (b)	3,300	44,715
Kaydon Corp. (e)	9,348	312,597
Metal Management, Inc.	8,100	226,233
Mueller Industries, Inc.	11,025	320,056
NN, Inc.	7,585	97,998
Quanex Corp. (e)	7,600	472,036
RBC Bearings, Inc. (b)	3,000	55,620
Steel Technologies, Inc.	4,760	138,564
Sun Hydraulics Corp. (e)	3,450	75,210
Valmont Industries, Inc.	4,000	160,200
Worthington Industries, Inc.	19,000	391,970

		3,310,333

Metals (0.6%)
Brush Engineered Materials, Inc. (b)	5,636	121,343
Century Aluminum Co. (b)	8,127	276,968
Cleveland-Cliffs, Inc.	6,594	711,162
Coeur d’Alene Mines Corp. (b)	81,315	421,212
Compass Minerals International, Inc.	4,000	98,480
Gibraltar Industries, Inc.	7,778	210,239
Hecla Mining Co. (b) (e)	42,518	224,495
RTI International Metals, Inc. (b)	7,435	336,434
Stepan Co.	700	18,550
Stillwater Mining Co. (b) (e)	9,935	144,058
Titanium Metals Corp. (b)	3,136	237,364
USEC, Inc. (e)	24,278	371,211

		3,171,516

Natural Gas (0.2%)
EnergySouth, Inc.	2,200	65,758

Laclede Group, Inc. (The) (e)	6,300	205,506
St. Mary Land & Exploration Co.	17,266	753,488
Syntroleum Corp. (b) (e)	13,208	149,911

		1,174,663

Office Equipment & Supplies (0.4%)
Ennis Business Forms, Inc. (e)	9,300	179,025
Global Imaging Systems, Inc. (b) (e)	8,144	287,972
IKON Office Solutions, Inc.	31,580	373,276
Interface, Inc. (b)	13,755	129,297
John H. Harland Co.	9,334	348,438
Knoll, Inc.	3,000	52,230
School Specialty, Inc. (b) (e)	7,288	273,664
Standard Register Co.	5,151	93,491
TRM Corp. (b) (e)	6,700	59,630

		1,797,023

Oil & Gas (3.4%)
Alon USA Energy, Inc. (b)	3,700	79,846
Atlas America, Inc. (b)	3,440	241,660
ATP Oil & Gas Corp. (b)	5,400	229,770
Atwood Oceanics, Inc. (b) (e)	4,643	450,975
Berry Petroleum Co. (e)	5,980	475,171
Bill Barrett Corp. (b)	3,600	138,240
Bois d’Arc Energy, Inc. (b) (e)	1,800	33,876
Brigham Exploration Co. (b)	9,102	112,228
Bronco Drilling Co., Inc. (b)	1,800	56,934
Cabot Oil & Gas Corp.	15,449	796,705
Cal Dive International, Inc. (b) (e)	25,030	1,050,758
Callon Petroleum Co. (b)	4,600	87,032
Carrizo Oil & Gas, Inc. (b)	7,080	204,329
Cheniere Energy, Inc. (b) (e)	13,800	536,544
Cimarex Energy Co. (b)	26,140	1,190,937
Clayton Williams Energy, Inc. (b)	1,500	81,945
Comstock Resources, Inc. (b)	11,856	379,392
Crosstex Energy, Inc.	2,400	192,528
Delta Petroleum Corp. (b) (e)	12,400	306,404
Edge Petroleum Corp. (b)	6,846	227,082
Encore Acquisition Co. (b)	13,570	490,556
Endeavour International Corp. (b)	9,400	31,584
Energy Partners Ltd. (b)	11,780	330,665
FX Energy, Inc. (b)	15,237	90,203
Gasco Energy, Inc. (b) (e)	20,000	142,000
Giant Industries, Inc. (b)	4,600	321,494
Goodrich Petroleum Corp. (b) (e)	4,100	117,219
Grey Wolf, Inc. (b)	56,717	499,110
Hanover Compressor Co. (b) (e)	24,700	409,032
Harvest Natural Resources, Inc. (b) (e)	13,565	129,274
Houston Exploration Co. (The) (b)	9,743	604,943
KCS Energy, Inc. (b)	15,031	436,350
Lufkin Industries, Inc.	4,904	330,530
McMoRan Exploration Co. (b) (e)	6,507	132,222
Meridian Resource Corp. (The) (b)	26,200	131,262
Newpark Resources, Inc. (b) (e)	25,484	231,650
Oceaneering International, Inc. (b)	8,602	511,045
Parallel Petroleum Corp. (b) (e)	11,800	249,334
Parker Drilling Co. (b)	28,877	345,946
Penn Virginia Corp.	4,960	324,483
Petrohawk Energy Corp. (b)	18,055	288,880
Petroleum Development Corp. (b)	5,856	250,988
Petroquest Energy, Inc. (b)	15,300	175,950
Remington Oil & Gas Corp. (b)	6,980	312,704
RPC, Inc. (e)	6,601	218,427

Stone Energy Corp. (b)	7,884	394,279
Swift Energy Co. (b) (e)	8,620	426,000
Todco, Class A	15,260	680,596
Toreador Resources Corp. (b) (e)	5,800	180,902
Tri-Valley Corp. (b) (e)	4,500	39,015
W&T Offshore, Inc. (e)	3,500	139,720
Warren Resources, Inc. (b) (e)	7,140	126,307
Whiting Petroleum Corp. (b)	10,180	471,334
World Fuel Services Corp.	8,720	300,491

		16,736,851

Oil Equipment & Services (1.2%)
CARBO Ceramics, Inc. (e)	5,424	365,415
Dril-Quip, Inc. (b)	3,213	202,323
Frontier Oil Corp.	17,142	812,358
Global Industries Ltd. (b)	27,148	380,072
Hercules Offshore, Inc. (b)	3,400	121,754
Holly Corp.	6,486	477,370
Hydril Co. (b)	6,410	527,864
Lone Star Technologies, Inc. (b)	9,034	514,035
Pioneer Drilling Co. (b)	4,000	91,200
SEACOR SMIT, Inc. (b)	5,749	427,036
SJW Corp.	1,400	71,400
Superior Energy Services, Inc. (b)	22,233	603,625
TETRA Technologies, Inc. (b) (e)	10,262	407,196
Veritas DGC, Inc. (b)	10,260	462,316
W-H Energy Services, Inc. (b)	8,500	410,380
WD-40 Co. (e)	6,327	198,731

		6,073,075

Oil Field Machinery & Equipment (0.2%)
Gulf Island Fabrication, Inc. (e)	3,887	108,953
Oil States International, Inc. (b)	13,330	545,197
Superior Well Services, Inc. (b) (e)	2,200	61,622
Universal Compression Holdings, Inc. (b)	4,868	233,664

		949,436

Paper & Forest Products (0.6%)
Bowater, Inc.	16,300	445,642
Buckeye Technologies, Inc. (b)	5,790	54,542
Caraustar Industries, Inc. (b)	8,724	94,917
Chesapeake Corp. (e)	9,070	140,585
Deltic Timber Corp.	3,056	161,999
Glatfelter & Co.	9,965	141,702
Graphic Packaging Corp. (b)	14,300	38,896
Longview Fibre Co.	15,400	293,370
Mercer International, Inc. (b)	7,920	64,944
Neenah Paper, Inc. (e)	5,200	152,360
Potlatch Corp.	9,557	489,606
Rock-Tenn Co.	6,243	87,277
Schweitzer-Mauduit International, Inc.	4,742	126,232
Universal Forest Products, Inc.	5,146	294,711
Wausau-Mosinee Paper Corp. (e)	12,947	165,074
Xerium Technologies, Inc.	800	6,368

		2,758,225

Pharmaceuticals (2.3%)
Aastrom Biosciences, Inc. (b) (e)	36,200	75,296
Acadia Pharmaceuticals, Inc. (b)	1,600	20,992
Adams Respiratory Therapeutics, Inc. (b)	3,300	142,494
Alexion Pharmaceuticals, Inc. (b) (e)	10,929	314,974
American Pharmaceutical Partners, Inc. (b)	1	33
Andrx Corp (b)	23,060	404,703
Array BioPharma, Inc. (b) (e)	5,100	39,627

AtheroGenics, Inc. (b) (e)	11,434	202,954
Avanir Pharmaceuticals (b) (e)	7,150	110,825
Barrier Therapeutics, Inc. (b) (e)	2,600	19,708
Bioenvision, Inc. (b)	8,400	68,208
BioMarin Pharmaceutical, Inc. (b) (e)	22,068	258,858
BioScrip, Inc. (b)	7,900	60,830
Cell Genesys, Inc. (b) (e)	16,192	101,362
Conor Medsystems, Inc. (b)	2,300	54,027
Cubist Pharmaceuticals, Inc. (b)	16,050	347,322
Dendreon Corp. (b) (e)	17,878	90,284
DOV Pharmaceutical, Inc. (b) (e)	8,720	134,637
Encysive Pharmaceuticals, Inc. (b)	18,077	171,189
Enzon, Inc. (b)	15,800	115,024
First Horizon Pharmaceutical Corp. (b) (e)	8,400	141,204
Geron Corp. (b) (e)	19,217	147,394
ICOS Corp. (b) (e)	21,200	526,820
ImmunoGen, Inc. (b) (e)	17,238	69,124
Inspire Pharmaceuticals, Inc. (b) (e)	12,669	63,092
Inter Parfums, Inc.	1,800	33,840
Introgen Therapeutics, Inc. (b) (e)	8,800	46,992
Isis Pharmaceuticals, Inc. (b) (e)	21,580	116,748
Ista Pharmaceuticals, Inc. (b)	1,973	13,831
Keryx Biopharmaceuticals, Inc. (b)	8,136	130,420
LifeCell Corp. (b) (e)	10,340	224,378
Mannatech, Inc. (e)	4,500	64,260
Medical Co. (b)	16,379	315,296
Medicis Pharmaceutical Corp. (e)	15,260	471,687
Momenta Pharmaceuticals, Inc. (b)	3,500	71,400
Nastech Pharmaceutical Co., Inc. (b) (e)	6,800	108,120
Nektar Therapeutic (b) (e)	27,840	551,232
NeoPharm, Inc. (b) (e)	7,615	89,324
Neurocrine Biosciences, Inc. (b) (e)	11,980	728,025
New River Pharmaceuticals, Inc. (b) (e)	2,500	83,275
NitroMed, Inc. (b) (e)	3,580	40,239
Northfield Laboratories, Inc. (b) (e)	6,600	81,048
Noven Pharmaceuticals, Inc. (b) (e)	7,100	110,973
Nuvelo, Inc. (b) (e)	15,023	257,644
Onyx Pharmaceuticals, Inc. (b) (e)	11,475	322,333
Pain Therapeutics, Inc. (b) (e)	10,210	94,034
PainCare Holdings, Inc. (b) (e)	7,500	27,675
Parexel International Corp. (b)	8,471	206,523
Penwest Pharmaceuticals Co. (b) (e)	8,090	166,897
Perrigo Co.	26,931	420,393
Pharmion Corp. (b)	6,280	104,688
POZEN, Inc. (b) (e)	9,450	153,279
PRA International (b)	2,100	54,726
Progenics Pharmaceuticals, Inc. (b)	7,400	209,420
Regeneron Pharmaceuticals, Inc. (b)	9,217	140,375
Renovis, Inc. (b) (e)	6,900	140,553
Salix Pharmaceuticals, Inc. (b) (e)	13,680	237,895
Savient Pharmaceuticals, Inc. (b) (e)	23,100	103,257
SuperGen, Inc. (b) (e)	16,234	82,793
Telik, Inc. (b) (e)	16,106	309,074
Tercica, Inc. (b) (e)	7,600	52,288
United Therapeutics Corp. (b) (e)	7,267	469,957
Vertex Pharmaceuticals, Inc. (b) (e)	29,684	1,060,311

		11,576,184

Pipelines (0.1%)
Aquila, Inc. (b) (e)	111,220	405,953
TransMontaigne, Inc. (b)	13,454	119,875

		525,828

Pollution Control (0.3%)
Aleris International, Inc. (b)	8,500	353,770
Calgon Carbon Corp. (e)	14,748	107,070
Casella Waste Systems, Inc., Class A (b)	5,447	72,772
Clean Harbors, Inc. (b)	7,000	188,720
Duratek, Inc. (b) (e)	6,023	106,788
Flanders Corp. (b) (e)	5,080	56,896
Waste Connections, Inc. (b)	14,836	518,370

		1,404,386

Printing & Publishing (0.5%)
Banta Corp.	7,407	378,646
Bowne & Co., Inc. (e)	11,988	180,539
Cenveo, Inc. (b)	14,800	210,160
Courier Corp. (e)	1,650	63,806
Hollinger International, Inc.	16,854	152,360
Journal Register Co. (e)	9,661	137,283
Playboy Enterprises, Inc. (b) (e)	5,834	87,160
Presstek, Inc. (b) (e)	10,785	112,164
PRIMEDIA, Inc. (b) (e)	44,100	88,641
ProQuest Co. (b) (e)	7,679	228,450
Scholastic Corp. (b)	11,762	353,448
Thomas Nelson, Inc.	3,440	88,408
Valassis Communications, Inc. (b)	15,200	424,080

		2,505,145

Radio (0.2%)
Beasley Broadcast Group, Inc.	1,330	18,288
Citadel Broadcasting Co.	9,800	120,540
Cox Radio, Inc. (b) (e)	8,300	117,030
Entercom Communications Corp. (b) (e)	9,200	277,748
Radio One, Inc. (b)	28,260	309,729
Saga Communications, Inc. (b)	4,025	40,532
Spanish Broadcasting System, Inc. (b) (e)	17,279	97,799
WorldSpace, Inc., Class A (b) (e)	6,000	76,200

		1,057,866

Railroads (0.1%)
Florida East Coast Industries, Inc.	8,960	437,069

Real Estate (0.3%)
Avatar Holdings, Inc. (b) (e)	1,592	90,983
California Coastal Communities, Inc. (b)	1,100	43,263
Consolidated-Tomoka Land Co.	1,680	118,591
Getty Realty Corp. (e)	4,135	117,972
HouseValues, Inc. (b)	4,600	77,234
Jones Lang LaSalle, Inc.	10,262	604,124
Tarragon Realty Investors, Inc. (b) (e)	1,687	34,415
Trammell Crow Co. (b)	8,874	252,110

		1,338,692

Real Estate Investment Trusts (4.7%)
Aames Investment Corp.	11,500	75,210
Acadia Realty Trust	10,099	215,412
Affordable Residential Communities (e)	11,000	104,390
Agree Realty Corp.	800	23,920
Alexandria Real Estate Equities, Inc.	6,931	611,661
American Campus Communities, Inc.	4,150	102,920
American Home Mortgage Investment Corp. (e)	12,275	351,065
Amli Residential Properties Trust	7,801	295,502
Anthracite Capital, Inc. (e)	17,351	194,678
Arbor Realty Trust, Inc. (e)	3,780	99,301
Ashford Hospitality Trust	15,600	190,944

Bedford Property Investors, Inc. (e)	6,750	156,600
Bimini Mortgage Management, Inc., Class A	9,380	88,453
BioMed Realty Trust, Inc.	11,738	314,931
Bluegreen Corp. (b)	4,500	72,540
Boykin Lodging Co. (b)	8,300	107,900
Brandywine Realty Trust	28,253	888,556
Capital Lease Funding, Inc.	10,600	112,890
Capital Trust, Inc., Class A	2,108	65,348
Cedar Shopping Centers, Inc.	8,900	131,631
CentraCore Properties Trust	2,700	76,734
Colonial Properties Trust	13,912	643,012
Columbia Equity Trust, Inc.	7,500	124,125
Commercial Net Lease Realty (e)	14,205	325,721
Corporate Office Properties Trust	8,190	331,613
Corrections Corporation of America (b) (e)	11,025	468,011
Cousins Properties, Inc.	11,002	343,482
Deerfield Triarc Capital Corp. (e)	9,000	118,260
DiamondRock Hospitality Co.	10,600	137,800
Digital Reality Trust, Inc.	4,900	126,861
EastGroup Properties, Inc.	7,110	335,734
ECC Capital Corp.	16,100	35,742
Education Realty Trust, Inc.	6,200	80,786
Entertainment Properties Trust	7,814	339,596
Equity Inns, Inc.	16,236	256,529
Equity Lifestyle Properties, Inc.	5,736	263,856
Equity One, Inc. (e)	8,935	214,172
Extra Space Storage, Inc.	13,090	200,932
FelCor Lodging Trust, Inc.	15,100	299,886
Fieldstone Investment Co.	13,800	171,948
First Industrial Realty Trust, Inc. (e)	13,902	543,151
First Potomac Realty Trust	5,900	173,519
Glenborough Realty Trust, Inc.	11,694	230,138
Glimcher Realty Trust	11,478	313,809
GMH Communities Trust	12,270	197,915
Government Properties Trust, Inc. (e)	10,280	87,072
Gramercy Capital Corp.	3,700	97,458
Heritage Property Investment (e)	8,953	317,832
Hersha Hospitality Trust	9,900	94,149
Highland Hospitality Corp.	10,900	131,454
Home Properties of New York, Inc.	10,865	498,378
Impac Mortgage Holdings, Inc. (e)	22,728	198,643
Inland Real Estate Corp. (e)	17,240	264,289
Innkeepers USA Trust	11,161	198,219
Investors Real Estate Trust (e)	13,497	130,651
Jer Investors Trust, Inc.	4,300	76,540
Kilroy Realty Corp.	9,361	632,709
Kite Realty Group Trust	8,269	130,402
LaSalle Hotel Properties (e)	11,396	435,555
Lexington Corporate Properties Trust	13,785	306,027
LTC Properties, Inc.	4,640	104,725
Luminent Mortgage Capital, Inc. (e)	16,157	134,426
Maguire Properties, Inc.	10,835	366,223
Medical Properties Trust, Inc.	4,500	43,020
MeriStar Hospitality Corp. (b) (e)	24,409	250,436
MFA Mortgage Investments, Inc.	24,874	161,184
Mid-America Apartment Communities, Inc.	5,992	305,892
MortgageIT Holdings, Inc. (e)	4,485	60,323
National Health Investors, Inc.	6,437	176,374
Nationwide Health Properties, Inc. (e)	21,369	488,709
Newcastle Investment Corp.	11,877	323,054

Newkirk Realty Trust, Inc.	5,500	86,295
Northstar Realty Finance Corp. (e)	14,000	153,580
Omega Healthcare Investors, Inc.	15,400	201,894
One Liberty Properties Inc.	400	7,960
Origen Financial, Inc.	4,900	33,859
Parkway Properties, Inc.	4,902	207,453
Pennsylvania Real Estate Investment Trust	11,967	486,578
Post Properties, Inc. (e)	12,976	527,993
PS Business Parks, Inc.	6,145	337,053
Rait Investment Trust	8,368	226,856
Ramco-Gershenson Properties Trust	6,439	181,451
Redwood Trust, Inc. (e)	5,920	257,224
Saul Centers, Inc.	3,245	120,065
Saxon Capital, Inc.	14,100	168,354
Senior Housing Properties Trust	15,462	277,234
Sizeler Property Investors	5,225	74,509
Sovran Self Storage, Inc. (e)	5,701	282,371
Spirit Finance Corp.	19,000	228,760
Strategic Hotel Capital, Inc. (e)	14,752	315,693
Sun Communities, Inc. (e)	6,110	203,035
Sunstone Hotel Investors, Inc.	9,160	270,220
Tanger Factory Outlet Centers, Inc.	8,322	262,226
Taubman Centers, Inc.	14,937	560,884
Town & Country Trust (e)	6,953	257,609
Trustreet Properties, Inc. (e)	21,027	308,887
U-Store-It Trust	12,710	271,740
Universal Health Realty Income Trust (e)	4,473	156,152
Urstadt Biddle Properties, Inc., Class A (e)	5,980	104,411
Washington Real Estate Investment Trust (e)	11,429	376,928
Winston Hotels, Inc.	9,145	93,645

		23,611,847

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc. (e)	5,778	134,743
Thor Industries, Inc. (e)	10,428	444,754

		579,497

Research & Development (0.2%)
Albany Molecular Research, Inc. (b)	8,985	102,070
Antigenics, Inc. (b) (e)	8,750	44,188
Biosite, Inc. (b) (e)	5,571	278,104
Exponet, Inc. (b) (e)	2,100	64,281
Forrester Research, Inc. (b)	3,581	73,017
MGI PHARMA, Inc. (b) (e)	25,560	426,084
Neurogen Corp. (b)	3,800	27,056
Senomyx, Inc. (b) (e)	5,700	92,625
Trimeris, Inc. (b)	6,368	79,982

		1,187,407

Residential Building Construction (0.3%)
Ameron International Corp. (e)	3,500	188,650
Beacon Roofing Supply, Inc. (b)	6,940	230,477
BlueLinx Holdings, Inc.	3,580	54,058
Design Within Reach, Inc. (b)	6,543	46,782
Dycom Industries, Inc. (b) (e)	12,296	303,220
Insituform Technologies, Inc. (b) (e)	9,482	240,938
M/I Schottenstein Homes, Inc. (e)	4,292	171,079
William Lyon Homes (b)	1,035	106,305

		1,341,509

Restaurants (0.9%)
AFC Enterprises, Inc.	8,100	127,818

BJ’s Restaurants, Inc. (b) (e)	2,700	68,256
Bob Evans Farms, Inc.	12,284	327,983
Buffalo Wild Wings, Inc. (b) (e)	3,500	110,915
California Pizza Kitchen, Inc. (b) (e)	7,120	232,966
CKE Restaurants, Inc. (e)	14,862	232,590
Dave & Buster’s, Inc. (b) (e)	4,700	84,271
Denny’s Corp. (b) (e)	27,300	112,203
Domino’s Pizza, Inc.	7,700	191,807
IHOP Corp.	6,360	312,721
Jack in the Box, Inc. (b)	11,005	437,559
Landry’s Restaurants, Inc. (e)	5,814	178,141
Lone Star Steakhouse & Saloon, Inc.	5,361	145,229
Luby’s, Inc. (b)	9,100	132,860
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	800	17,200
O’Charley’s, Inc. (b)	8,840	153,020
P.F. Chang’s China Bistro, Inc. (b) (e)	8,795	450,832
Papa John’s International, Inc. (b)	7,924	275,201
Ruby Tuesday, Inc. (e)	18,260	522,420
Ruth’s Chris Steak House, Inc. (b)	5,300	112,095
Steak n Shake Co. (The) (b) (e)	5,812	106,592
Texas Roadhouse, Inc., Class A (b) (e)	9,700	150,447
Triarc Cos., Inc. (e)	13,190	218,426

		4,701,552

Retail (3.1%)
1-800-FLOWERS.COM (b)	13,146	86,369
99 CENTS Only Stores (b) (e)	11,916	124,403
A.C. Moore Arts & Crafts, Inc. (b)	6,580	99,819
Alexander’s, Inc. (b)	500	123,425
America’s Car-Mart, Inc. (b) (e)	4,986	92,989
Asbury Automotive Group, Inc. (b)	1,300	23,400
Big 5 Sporting Goods Corp.	4,700	101,426
Big Lots, Inc. (b)	32,400	433,188
Blair Corp.	1,895	78,775
Blockbuster, Inc. (e)	62,080	256,390
Bon-Ton Stores, Inc. (The)	3,000	63,210
Build-A-Bear-Workshop, Inc. (b) (e)	3,900	126,165
Building Materials Holding Corp. (e)	4,668	369,566
Cabela’s Inc. (b) (e)	6,800	118,660
Cache, Inc. (b) (e)	6,000	108,240
Carter’s, Inc. (b)	4,924	334,783
Casey’s General Stores, Inc.	16,575	421,834
Cash America International, Inc.	8,854	234,542
Casual Male Retail Group, Inc. (b) (e)	10,206	76,851
Cato Corp.	9,291	200,593
CEC Entertainment, Inc. (b)	10,848	390,745
Charlotte Russe Holding, Inc. (b)	5,236	85,766
Children’s Place Retail Store, Inc. (The) (b) (e)	5,631	246,581
Christopher & Banks Corp. (e)	10,819	214,108
Citi Trends, Inc. (b) (e)	2,700	124,200
Coldwater Creek, Inc. (b) (e)	15,858	323,503
Conn’s, Inc. (b) (e)	2,800	121,744
Cost Plus, Inc. (b) (e)	7,885	154,152
CSK Auto Corp. (b)	15,000	243,000
Digital Theater Systems, Inc. (b) (e)	4,512	75,531
Dress Barn, Inc. (b) (e)	7,862	362,753
Fossil, Inc. (b) (e)	16,360	387,732
Fred’s, Inc. (e)	14,360	228,037
Genesco, Inc. (b)	6,720	261,744
Group 1 Automotive, Inc. (b)	5,103	175,951

Guitar Center, Inc. (b) (e)	8,855	475,336
Gymboree Corp. (b)	9,542	235,115
Haverty Furniture Co., Inc. (e)	3,400	50,524
Hibbet Sporting Goods, Inc. (b)	11,224	344,016
Insight Enterprises, Inc. (b)	16,962	354,675
J. Jill Group, Inc. (b)	7,503	144,733
Jo-Ann Stores, Inc. (b) (e)	6,883	90,374
Linens ‘n Things, Inc. (b)	13,850	382,399
M&F Worldwide Corp. (b)	2,500	38,450
Movado Group, Inc.	3,762	71,064
Movie Gallery, Inc. (e)	12,807	69,798
New York & Co., Inc. (b) (e)	2,100	40,698
Pantry, Inc. (The) (b)	5,600	306,544
PETCO Animal Supplies, Inc. (b)	19,140	418,400
Pier 1 Imports, Inc. (e)	26,000	281,320
RARE Hospitality International, Inc. (b)	11,901	375,477
Regis Corp.	15,200	589,000
Rent-Way, Inc. (b) (e)	7,463	50,823
Restoration Hardware, Inc. (b) (e)	7,800	40,794
Retail Ventures, Inc. (b) (e)	2,700	34,911
Rush Enterprises, Inc. (b)	8,900	150,410
Sharper Image Corp. (b) (e)	4,865	43,882
Smart & Final, Inc. (b) (e)	3,604	49,014
Sonic Automotive, Inc.	8,752	205,935
Sports Authority, Inc. (The) (b) (e)	7,880	289,354
Stein Mart, Inc.	6,333	105,001
Talbots, Inc.	5,700	158,859
Too, Inc. (b)	10,432	301,798
Tractor Supply Co. (b) (e)	10,583	540,580
Trans World Entertainment Corp. (b)	6,305	33,038
Tuesday Morning Corp.	9,522	202,628
United Rentals, Inc. (b) (e)	21,765	637,931
Weis Markets, Inc.	4,283	179,672
WESCO International, Inc. (b) (e)	9,720	465,880
West Marine, Inc. (b) (e)	5,262	68,406
Zale Corp. (b)	15,202	372,601
Zumiez, Inc. (b)	1,800	87,012

		15,156,627

Retail - Food & Drug (0.3%)
Arden Group, Inc., Class A	168	15,155
Ingles Markets, Inc., Class A (e)	5,152	82,896
Longs Drug Stores Corp.	8,368	292,796
Nash-Finch Co. (e)	5,060	149,776
Pathmark Stores, Inc. (b)	17,918	194,589
Ruddick Corp.	10,389	240,090
Spartan Stores, Inc. (b)	7,600	90,212
United Natural Foods, Inc. (b) (e)	14,072	454,948
Wild Oats Markets, Inc. (b) (e)	9,990	120,779

		1,641,241

Semiconductors (3.3%)
Actel Corp. (b)	9,074	137,743
Advanced Analogic Technologies, Inc. (b)	3,900	58,110
AMIS Holdings, Inc. (b)	9,600	99,360
Amkor Technology, Inc. (b) (e)	32,800	184,664
Applied Micro Circuits Corp. (b)	85,740	282,085
Asyst Technologies, Inc. (b)	14,409	103,168
Atmel Corp. (b)	119,820	473,289
ATMI, Inc. (b) (e)	9,757	327,835
August Technology Corp. (b)	8,400	95,760
Axcelis Technologies, Inc. (b)	35,863	226,654

Brooks Automation, Inc. (b)	23,178	390,781
Cirrus Logic, Inc. (b)	23,547	199,443
COHU, Inc.	7,045	199,726
Conexant Systems, Inc. (b) (e)	136,640	459,110
Credence Systems Corp. (b) (e)	24,437	213,824
Cymer, Inc. (b)	10,113	456,501
Cypress Semiconductor Corp. (b) (e)	39,780	673,475
Diodes, Inc. (b)	5,355	198,349
EMCORE Corp. (b) (e)	15,000	122,550
Emulex Corp. (b)	25,160	461,686
Entegris, Inc. (b)	34,719	364,550
Exar Corp. (b)	15,264	205,606
Fairchild Semiconductor International, Inc. (b)	34,340	685,083
FEI Co. (b)	6,523	150,551
FormFactor, Inc. (b) (e)	9,137	272,465
Genesis Microchip, Inc. (b) (e)	10,844	199,530
Ikanos Communications (b)	600	11,814
Integrated Device Technology, Inc. (b)	62,730	871,320
Ixia (b) (e)	8,036	101,254
IXYS Corp. (b)	5,302	56,997
Kopin Corp. (b) (e)	21,207	100,945
Leadis Technology, Inc. (b) (e)	3,600	19,728
LTX Corp. (b)	18,453	100,200
Mattson Technology, Inc. (b) (e)	10,724	139,412
Microsemi Corp. (b)	18,558	564,906
Microtune, Inc. (b) (e)	12,300	58,794
MIPS Technologies, Inc. (b)	16,574	150,823
MKS Instruments, Inc. (b)	9,923	215,825
Monolithic Power Systems (b) (e)	3,300	56,958
Netlogic Microsystems, Inc. (b) (e)	4,400	159,764
OmniVision Technologies, Inc. (b)	18,428	464,938
ON Semiconductor Corp. (b)	39,708	298,207
Optical Communication Products, Inc. (b)	1,817	5,378
OSI Systems, Inc. (b)	5,376	118,057
Pericom Semiconductor Corp. (b)	6,300	61,110
Photronics Corp. (b)	11,092	200,100
Pixelworks, Inc. (b) (e)	14,030	80,111
PMC-Sierra, Inc. (b)	52,460	496,272
PortalPlayer, Inc. (b) (e)	5,700	168,093
Power Integrations, Inc. (b) (e)	8,931	236,582
Rudolph Technologies, Inc. (b) (e)	6,600	100,914
Semitool, Inc. (b)	4,318	58,941
Semtech Corp. (b)	24,200	466,576
Sigmatel, Inc. (b) (e)	13,120	167,674
Silicon Image, Inc. (b)	23,906	276,592
Silicon Laboratories, Inc. (b)	13,700	674,451
Silicon Storage Technology, Inc. (b) (e)	26,584	128,135
SiRF Technology Holdings, Inc. (b) (e)	11,800	397,542
Skyworks Solutions Co. (b) (e)	47,837	252,579
SunPower Corp., Class A (b) (e)	3,200	127,904
Supertex, Inc. (b)	4,180	125,358
Tessera Technologies, Inc. (b)	12,948	417,961
Transwitch Corp. (b)	39,500	71,495
TriQuint Semiconductor, Inc. (b)	40,839	199,294
Ultratech Stepper, Inc. (b) (e)	8,650	166,080
Veeco Instruments, Inc. (b) (e)	9,942	216,239
Virage Logic Corp. (b) (e)	1,600	17,392
Vitesse Semiconductor Corp. (b) (e)	65,788	171,049
Volterra Semiconductor Corp. (b) (e)	4,300	80,668
X-Rite, Inc. (e)	5,941	70,638

		16,166,968

Services (1.4%)
Advance America Cash Advance Centers, Inc. (e)	19,100	272,175
Alderwoods Group, Inc. (b)	13,941	240,900
American Ecology Corp. (e)	6,200	107,508
aQuantive, Inc. (b) (e)	17,099	444,745
Arbitron, Inc.	9,543	378,857
Clark, Inc.	4,200	55,482
Cogent, Inc. (b) (e)	8,100	194,643
Coinstar, Inc. (b)	8,238	205,126
First Advantage Corp., Class A (b) (e)	3,936	108,319
FTI Consulting, Inc. (b)	11,375	307,694
Geo Group, Inc. (The) (b)	2,600	63,596
Healthcare Services Group, Inc. (e)	10,000	195,700
Labor Ready, Inc. (b)	16,094	374,829
Manhattan Associates, Inc. (b)	9,540	207,590
MasTec, Inc. (b)	4,971	59,901
National Healthcare Corp.	1,300	52,195
Odyssey Marine Exploration, Inc. (b)	6,100	20,252
Perini Corp. (b)	4,683	128,923
Perot Systems Corp., Class A (b) (e)	21,983	331,284
PHH Corp. (b)	17,320	498,989
Providence Service Corp. (b) (e)	1,400	40,012
Quanta Services, Inc. (b) (e)	34,568	478,767
Rollins, Inc.	8,761	188,274
Secure Computing Corp. (b)	15,491	225,549
Sotheby’s Holdings, Inc. (b)	13,198	262,508
Source Interlink Cos., Inc. (b) (e)	14,384	160,382
Stewart Enterprises, Inc., Class A	29,672	164,383
Tetra Tech, Inc. (b)	17,247	288,887
URS Corp. (b)	13,044	558,023
Vertrue, Inc. (b)	1,900	82,194
Volt Information Sciences, Inc. (b)	1,605	39,290
Waste Services, Inc. (b)	11,600	36,656

		6,773,633

Steel (1.0%)
AK Steel Holding Corp. (b) (e)	33,100	380,981
Carpenter Technology Corp.	7,051	638,539
Chaparral Steel Co. (b)	8,123	333,449
Maverick Tube Corp. (b)	12,947	619,514
NS Group, Inc. (b)	5,986	270,567
Oregon Steel Mills, Inc. (b) (e)	10,691	440,148
Reliance Steel & Aluminum Co.	9,028	717,726
Roanoke Electric Steel Corp.	5,000	141,200
Ryerson Tull, Inc. (e)	8,774	270,941
Schnitzer Steel Industries, Inc. (e)	7,579	253,442
Steel Dynamics, Inc.	13,075	606,942
Wheeling-Pittsburgh Corp. (b) (e)	3,540	52,640

		4,726,089

Technology (1.5%)
American Reprographics Co. (b)	3,600	98,280
Benchmark Electronics, Inc. (b)	12,563	458,926
Black Box Corp.	5,782	292,743
CommScope, Inc. (b)	16,417	362,980
Concur Technologies, Inc. (b) (e)	6,300	104,076
CTS Corp. (e)	11,137	137,096
Digi International, Inc. (b)	9,500	107,635
Dionex Corp. (b)	6,945	368,293
Excel Technology, Inc. (b)	2,519	63,076
Input/Output, Inc. (b) (e)	19,781	155,676
Intergraph Corp. (b)	9,418	359,862

Kanbay International, Inc. (b)	6,000	101,160
KEMET Corp. (b)	26,106	239,653
Kronos, Inc. (b) (e)	9,997	392,882
Kulicke & Soffa Industries, Inc. (b) (e)	17,968	201,062
Lattice Semiconductor Corp. (b)	31,845	144,258
Lionbridge Technologies, Inc. (b) (e)	12,100	92,323
Medis Technologies, Inc. (b) (e)	5,777	104,737
Merge Technologies, Inc. (b)	6,760	178,464
Micros Systems, Inc. (b)	12,144	560,446
MTC Technologies, Inc. (b)	3,962	115,730
Ness Technologies, Inc. (b)	5,075	58,769
Opsware, Inc. (b)	19,108	139,871
Orbital Sciences Corp. (b)	16,722	215,714
Plantronics, Inc.	14,140	494,900
Plexus Corp. (b)	13,234	374,655
Progress Software Corp. (b)	12,425	357,343
Sonic Solutions (b) (e)	7,400	123,950
Symmetricom, Inc. (b)	16,800	166,152
Varian Semiconductor Equipment Associates, Inc. (b)	11,776	583,264
Varian, Inc. (b)	11,169	428,555
Viisage Technology, Inc. (b) (e)	3,320	59,660

		7,642,191

Telecommunications (1.8%)
ADTRAN, Inc.	20,740	608,304
Airspan Networks, Inc. (b) (e)	16,720	103,497
Alaska Communications Systems	6,800	67,252
Holdings, Inc.
Align Technology, Inc. (b) (e)	18,492	151,265
Anaren Microwave, Inc. (b)	5,833	101,961
Applied Signal Technology, Inc.	4,998	115,804
Arris Group, Inc. (b)	29,033	341,428
Broadwing Corp.(b) (e)	18,251	161,521
Centennial Communications Corp.	4,400	41,492
Ciena Corp. (b)	169,800	679,199
Cincinnati Bell, Inc. (b)	69,879	244,577
Commonwealth Telephone Enterprises, Inc.	7,448	248,540
Comtech Telecommunications Corp. (b)	7,610	242,531
Consolidated Communications Holdings, Inc.	5,700	72,219
CT Communications, Inc.	5,000	68,400
Ditech Communications Corp. (b) (e)	12,500	113,875
Dobson Communications Corp. (b)	39,640	294,129
Essex Corp. (b) (e)	6,000	122,700
FairPoint Communications, Inc.	11,300	133,001
Finisar Corp. (b) (e)	54,180	146,286
General Cable Corp. (b)	12,000	294,000
General Communication, Inc. (b) (e)	19,348	209,926
Globetel Communications Corp. (b) (e)	13,400	35,912
Golden Telecom, Inc.	5,215	151,131
IDT Corp. (b) (e)	13,400	165,490
InfoSpace, Inc. (b)	10,734	253,430
InterVoice-Brite, Inc. (b) (e)	12,956	110,126
Iowa Telecommunications Services, Inc.	10,100	170,488
JAMDAT Mobile, Inc. (b)	4,000	107,800
Level 3 Communications, Inc. (b) (e)	215,040	806,399
Neon Communications, Inc. (b) (c) (d)	125	0
NeuStar, Inc., Class A (b)	8,600	249,486
North Pittsburgh Systems, Inc.	2,863	57,060

Premiere Global Services, Inc. (b) (e)	19,075	171,484
Price Communications Corp. (b)	13,837	209,077
RCN Corp. (b) (e)	5,300	129,850
Regent Communications, Inc. (b) (e)	6,631	32,956
SBA Communications Corp. (b) (e)	26,120	570,722
Shenandoah Telecommunications Co. (e)	1,046	48,367
SureWest Communications (e)	4,000	111,960
Talk America Holdings, Inc. (b)	10,820	104,088
Telkonet, Inc. (b) (e)	14,800	54,908
UbiquiTel, Inc. (b)	24,800	242,792
UTStarcom, Inc. (b) (e)	30,200	211,702
Valor Communications Group, Inc. (e)	13,280	156,571
Westell Technologies, Inc., Class A (b)	22,029	98,029
XO Communications, Inc. (b) (c) (d)	5,400	0
Zhone Technologies, Inc. (b)	19,440	44,712

		8,856,447

Tire & Rubber (0.1%)
Bandag, Inc. (e)	3,287	146,666
Cooper Tire & Rubber Co.	21,273	318,882

		465,548

Tobacco (0.2%)
Alliance One International, Inc. (e)	26,121	116,500
Star Scientific, Inc. (b) (e)	16,497	51,966
Universal Corp.	8,987	424,635
Vector Group Ltd. (e)	12,166	221,056

		814,157

Transportation Services (1.3%)
Abx Air, Inc. (b)	13,100	92,093
AMERCO, Inc.	2,504	202,899
Arkansas Best Corp. (e)	8,880	380,153
Covenant Transport, Inc., Class A (b) (e)	5,103	77,872
Dynamex, Inc. (b) (e)	1,100	22,528
EGL, Inc. (b)	9,753	398,995
Forward Air Corp. (e)	8,551	333,489
Frozen Food Express Industries, Inc. (b) (e)	1,300	16,991
Genesee & Wyoming, Inc., Class A (b) (e)	5,830	227,370
Greenbrier Cos., Inc.	3,200	113,440
Gulfmark Offshore, Inc. (b)	5,040	165,110
Heartland Express, Inc. (e)	14,585	339,685
Horizon Lines, Inc., Class A	5,300	66,515
Hornbeck Offshore Services, Inc. (b)	4,410	175,430
HUB Group, Inc., Class A (b)	4,870	206,245
Interpool, Inc.	500	9,995
Kansas City Southern Industries, Inc. (b)	20,719	538,279
Kirby Corp. (b)	6,557	368,044
Knight Transportation, Inc. (e)	15,245	310,083
Maritrans, Inc.	5,100	133,977
Marten Transport Ltd. (b)	2,300	51,106
Offshore Logistics, Inc. (b)	7,000	251,300
Old Dominion Freight Line, Inc. (b) (e)	9,079	259,115
P.A.M. Transportation Services, Inc. (b) (e)	1,200	22,980
Pacer International, Inc.	9,454	275,773
Pegasus Solutions, Inc. (b) (e)	7,955	71,197
RailAmerica, Inc. (b) (e)	10,219	100,657
SCS Transportation, Inc. (b)	6,325	169,384
Sirva, Inc. (b)	4,100	33,169
TAL International Group, Inc. (b)	4,200	89,712
U.S. Xpress Enterprises, Inc. (b)	5,000	82,500
Universal Truckload Services, Inc. (b)	1,500	35,370
USA Truck, Inc. (b)	3,200	86,048

Werner Enterprises, Inc. (e)	17,762	382,771
Wright Express Corp. (b)	11,300	287,472

		6,377,747

Utilities (1.2%)
ALLETE, Inc.	8,560	379,122
Black Hills Corp.	10,570	376,292
Central Vermont Public Service Corp. (e)	5,794	112,114
CH Energy Group, Inc. (e)	4,763	223,385
Covanta Holding Corp. (b)	31,170	539,241
Duquesne Light Holdings, Inc. (e)	25,124	451,730
Empire District Electric Co. (e)	8,181	182,027
FuelCell Energy, Inc. (b) (e)	15,043	162,615
Headwaters, Inc. (b) (e)	12,544	432,768
IDACORP, Inc. (e)	13,014	412,023
Littlelfuse, Inc. (b) (e)	6,331	187,081
MGE Energy, Inc. (e)	4,863	167,822
Northwestern Corp.	11,600	363,544
Ormat Technologies, Inc.	1,000	35,250
Otter Tail Co.	8,440	258,264
Pike Electric Corp. (b)	4,800	86,256
Sierra Pacific Resources (b)	60,844	803,140
Time Warner Telecom, Inc. (b) (e)	18,074	195,199
UIL Holdings Corp. (e)	4,428	214,050
UniSource Energy Corp.	11,089	342,983

		5,924,906

Warehousing (0.0%)
Mobile Mini, Inc. (b) (e)	4,912	244,225

Water (0.1%)
American States Water Co. (e)	5,001	157,532
California Water Service Group	4,052	172,007
Connecticut Water Service, Inc.	1,211	29,374
Middlesex Water Co. (e)	5,116	97,051
Southwest Water Co. (e)	9,240	143,959

		599,923

Wireless Equipment (0.4%)
Atheros Communications (b) (e)	8,600	168,990
Endwave Corp. (b) (e)	2,700	28,377
Glenayre Technologies, Inc. (b) (e)	25,100	97,890
InPhonic, Inc. (b) (e)	8,280	69,718
InterDigital Communications Corp. (b)	16,100	415,863
Novatel Wireless, Inc. (b) (e)	10,704	116,781
Powerwave Technologies, Inc. (b) (e)	31,205	455,904
SpectraLink Corp.	7,830	96,701
Syniverse Holdings, Inc. (b)	5,000	120,050
Universal Electronics, Inc. (b) (e)	3,656	65,625
USA Mobility, Inc. (e)	8,849	247,507
ViaSat, Inc. (b)	6,123	154,300
Wireless Facilities, Inc. (b) (e)	19,560	104,450

		2,142,156

Total Common Stocks		403,407,397

Cash Equivalents (17.9%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $89,147,009)	89,136,337	89,136,337

Total Cash Equivalents		89,136,337

Short-Term Securities Held as Collateral for Securities Lending (21.2%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	105,429,262	105,429,262

Total Short-Term Securities Held as Collateral for Securities Lending		105,429,262

Total Investments (Cost $514,025,118) (a) - 120.3%		597,972,996
Liabilities in excess of liabilities - (20.3)%		(101,084,887)

NET ASSETS - 100.0%		$496,888,109

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board Of Trustees.

(e)	All or part of the security was on loan as of January 31, 2006.

At January 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
251	Russell 2000	03/16/06	$92,455,850	$5,579,515

*	Cash pledged as collateral.

Gartmore Investor Destinations Aggressive Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (100.1%)
Equity Funds (95.3%)
Gartmore International Index Fund, Institutional Class (b)	20,606,047	$198,024,111
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	6,290,082	99,068,798
Gartmore S&P 500 Index Fund, Institutional Class (b)	23,358,527	256,009,456
Gartmore Small Cap Index Fund, Institutional Class (b)	5,180,976	67,767,168

		620,869,533

Fixed Income Funds (4.8%)
Gartmore Bond Index Fund, Institutional Class (b)	2,908,563	31,412,484

Total Mutual Funds		652,282,017

Total Investments (Cost $547,232,468) (a) - 100.1%		652,282,017
Liabilities in excess of other assets - (0.1)%		(390,684)

NET ASSETS - 100.0%		$651,891,333

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

Gartmore Investor Destinations Moderately Aggressive Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (97.7%)
Equity Funds (80.7%)
Gartmore International Index Fund, Institutional Class (b)	29,687,474	$285,296,626
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	10,873,439	171,256,659
Gartmore S&P 500 Index Fund, Institutional Class (b)	35,333,898	387,259,526
Gartmore Small Cap Index Fund, Institutional Class (b)	4,477,840	58,570,147

		902,382,958

Fixed Income Funds (17.0%)
Gartmore Bond Index Fund, Institutional Class (b)	15,099,885	163,078,758
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,993,775	27,213,411

		190,292,169

Total Mutual Funds		1,092,675,127

Fixed Contract (2.4%)
Fixed Income Funds (2.4%)
Nationwide Fixed Contract, 3.50% (b) (c)	27,153,610	27,153,610

Total Fixed Contract		27,153,610

Total Investments (Cost $972,251,416) (a) - 100.1%		1,119,828,737
Liabilities in excess of other assets - (0.1)%		(794,257)

NET ASSETS - 100.0%		$1,119,034,480

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed Contract Security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderate Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (92.7%)
Equity Funds (61.0%)
Gartmore International Index Fund, Institutional Class (b)	20,491,866	$196,926,837
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	8,339,640	131,349,328
Gartmore S&P 500 Index Fund, Institutional Class (b)	34,837,079	381,814,388
Gartmore Small Cap Index Fund, Institutional Class (b)	5,152,492	67,394,600

		777,485,153

Fixed Income Funds (31.7%)
Gartmore Bond Index Fund, Institutional Class (b)	28,851,319	311,594,242
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	10,329,000	93,890,611

		405,484,853

Total Mutual Funds		1,182,970,006

Fixed Contract (7.3%)
Fixed Income Funds (7.3%)
Nationwide Fixed Contract, 3.50% (b)(c)	93,678,325	93,678,325

Total Fixed Contract		93,678,325

Total Investments (Cost $1,165,574,940) (a) - 100.0%		1,276,648,331
Other assets in excess of liabilities - 0.0%		511,399

NET ASSETS - 100.0%		$1,277,159,730

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed Contract Security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderately Conservative Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (87.7%)
Equity Funds (40.8%)
Gartmore International Index Fund, Institutional Class (b)	3,032,652	$29,143,787
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	1,851,524	29,161,505
Gartmore S&P 500 Index Fund, Institutional Class (b)	5,156,204	56,511,991

		114,817,283

Fixed Income Funds (46.9%)
Gartmore Bond Index Fund, Institutional Class (b)	8,995,781	97,154,437
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	3,821,888	34,740,964

		131,895,401

Total Mutual Funds		246,712,684

Fixed Contract (12.3%)
Fixed Income Funds (12.3%)
Nationwide Fixed Contract, 3.50% (b)(c)	34,663,719	34,663,719

Total Fixed Contract		34,663,719

Total Investments (Cost $264,398,714) (a) - 100.0%		281,376,403
Liabilities in excess of other assets - (0.0)%		(118,319)

NET ASSETS - 100.0%		$281,258,084

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed Contract Security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Conservative Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (77.8%)
Equity Funds (20.6%)
Gartmore International Index Fund, Institutional Class (b)	1,089,314	$10,468,312
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	665,080	10,475,002
Gartmore S&P 500 Index Fund, Institutional Class (b)	1,852,095	20,298,964

		41,242,278

Fixed Income Funds (57.2%)
Gartmore Bond Index Fund, Institutional Class (b)	6,463,481	69,805,592
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	4,942,711	44,929,242

		114,734,834

Total Mutual Funds		155,977,112

Fixed Contract (22.4%)
Fixed Income Funds (22.4%)
Nationwide Fixed Contract, 3.50% (b)(c)	44,826,928	44,826,928

Total Fixed Contract		44,826,928

Total Investments (Cost $197,113,658) (a) - 100.2%		200,804,040
Liabilities in excess of other assets - (0.2)%		(351,332)

NET ASSETS - 100.0%		$200,452,708

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed Contract Security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Optimal Allocations Fund: Aggressive

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (100.1%)
Equity Funds (100.1%)
Gartmore Emerging Markets Fund Institutional (b)	13,567	$239,732
Gartmore Global Financial Services Fund Institutional (b)	60,279	867,408
Gartmore Global Health Sciences Fund Institutional (b)	52,173	593,731
Gartmore Global Natural Resources Fund Institutional (b)	14,851	299,687
Gartmore Global Technology and Communications Fund Institutional (b)	130,303	540,758
Gartmore Global Utilities Fund Institutional (b)	10,118	110,490
Gartmore International Growth Fund Institutional (b)	23,542	283,441
Gartmore Micro Cap Equity Fund Institutional (b)	9,818	231,810
Gartmore Nationwide Fund Institutional (b)	41,640	805,314
Gartmore Small Cap Fund Institutional (b)	20,700	398,892
Gartmore US Growth Leaders Fund Institutional (b)	51,471	543,532
Gartmore US Growth Leaders Long-Short Fund Institutional (b)	26,167	265,335
iShares Cohen & Steers Realty Majors Index Fund (b)	2,841	227,763

Total Mutual Funds		5,407,893

Total Investments (Cost $5,210,778) (a) - 100.1%		5,407,893
Liabilities in excess of other assets - (0.1)%		(6,032)

NET ASSETS - 100.0%		$5,401,861

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Affiliate.

Gartmore Optimal Allocations Fund: Moderately Aggressive

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (100.2%)
Equity Funds (80.6%)
Gartmore Emerging Markets Fund Institutional (b)	26,618	$470,342
Gartmore Global Financial Services Fund Institutional (b)	120,031	1,727,248
Gartmore Global Health Sciences Fund Institutional (b)	88,115	1,002,747
Gartmore Global Natural Resources Fund Institutional (b)	38,810	783,176
Gartmore Global Technology and Communications Fund Institutional (b)	172,709	716,743
Gartmore Global Utilities Fund Institutional (b)	40,081	437,680
Gartmore International Growth Fund Institutional (b)	62,154	748,332
Gartmore Mid Cap Growth Fund Institutional (b)	26,449	440,119
Gartmore Nationwide Fund Institutional (b)	88,411	1,709,865
Gartmore Small Cap Fund Institutional (b)	46,699	899,888
Gartmore US Growth Leaders Fund Institutional (b)	109,118	1,152,285
Gartmore US Growth Leaders	83,454	846,220
Long-Short Fund Institutional (b) iShares Cohen & Steers Realty Majors Index Fund (b)	7,411	594,140

		11,528,785

Fixed Income Funds (19.6%)
Gartmore Bond Fund Institutional (b)	189,822	1,816,601
Gartmore Convertible Fund Institutional (b)	54,199	564,211
Gartmore High Yield Bond Fund Institutional (b)	61,852	424,923

		2,805,735

Total Mutual Funds		14,334,520

Total Investments (Cost $13,831,369) (a) - 100.2%		14,334,520
Liabilities in excess of other assets - (0.2)%		(27,431)

NET ASSETS - 100.0%		$14,307,089

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Affiliate.

Gartmore Optimal Allocations Fund: Moderate

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (98.6%)
Equity Funds (61.1%)
Gartmore Global Financial Services Fund Institutional (b)	99,405	$1,430,440
Gartmore Global Health Sciences Fund Institutional (b)	62,458	710,771
Gartmore Global Natural Resources Fund Institutional (b)	48,260	973,895
Gartmore Global Technology and Communications Fund Institutional (b)	85,706	355,679
Gartmore Global Utilities Fund Institutional (b)	66,381	724,883
Gartmore International Growth Fund Institutional (b)	77,340	931,172
Gartmore Mid Cap Growth Fund Institutional (b)	43,826	729,259
Gartmore Nationwide Fund Institutional (b)	100,545	1,944,530
Gartmore Small Cap Fund Institutional (b)	19,365	373,168
Gartmore US Growth Leaders Fund Institutional (b)	67,746	715,400
Gartmore US Growth Leaders Long-Short Fund Institutional (b)	120,744	1,224,349
iShares Cohen & Steers Realty Majors Index Fund (b)	11,810	946,808

		11,060,354

Fixed Income Funds (34.6%)
Gartmore Bond Fund Institutional (b)	416,200	3,983,031
Gartmore Convertible Fund Institutional (b)	100,841	1,049,751
Gartmore High Yield Bond Fund (b) Institutional	127,872	878,478
Gartmore Short Duration Bond Fund Institutional (b)	35,315	346,797

		6,258,057

Money Market Funds (2.9%)
Gartmore Money Market Fund Institutional (b)	521,530	521,530

Total Mutual Funds		17,839,941

Total Investments (Cost $17,472,475) (a) - 98.6%		17,839,941
Other assets in excess of liabilities - 1.4%		254,867

NET ASSETS - 100.0%		$18,094,808

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Affiliate.

Gartmore Optimal Allocations Fund: Specialty

Statement of Investments

January 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (99.8%)
Equity Funds (99.8%)
Gartmore Emerging Markets Fund Institutional (b)	190,811	$3,371,623
Gartmore Global Financial Services Fund Institutional (b)	290,774	4,184,230
Gartmore Global Health Sciences Fund Institutional (b)	249,979	2,844,758
Gartmore Global Natural Resources Fund Institutional (b)	83,253	1,680,053
Gartmore Global Technology and Communications Fund Institutional (b)	369,610	1,533,881
Gartmore Global Utilities Fund Institutional (b)	122,651	1,339,349
Gartmore Micro Cap Equity Fund Institutional (b)	118,564	2,799,286
Gartmore US Growth Leaders Long-Short Fund Institutional (b)	254,807	2,583,739
iShares Cohen & Steers Realty Majors Index Fund (b)	28,528	2,287,090

Total Mutual Funds		22,624,009

Total Investments (Cost $20,826,917) (a) - 99.8%		22,624,009
Other assets in excess of liabilities - 0.2%		46,426

NET ASSETS - 100.0%		$22,670,435

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Affiliate.

Gartmore Growth Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (2.5%)
Boeing Co. (The)	60,800	$4,153,248
Rockwell Collins, Inc.	40,700	1,909,644

		6,062,892

Basic Materials (1.5%)
Praxair, Inc.	69,910	3,682,859

Computer Equipment (1.9%)
Cisco Systems, Inc. (b)	141,460	2,626,912
Seagate Technology (c)	70,950	1,850,376

		4,477,288

Computer Software & Services (15.9%)
Adobe Systems, Inc.	47,150	1,872,798
Akamai Technologies, Inc. (b) (c)	77,900	1,700,557
Automatic Data Processing, Inc.	39,000	1,713,660
Business Objects S.A. ADR - FR (b)	74,800	3,104,200
Cognizant Technology Solutions Corp., Class A (b)	49,530	2,593,886
eBay, Inc. (b)	66,150	2,851,065
EMC Corp. (b)	362,840	4,862,056
Google, Inc. (b)	9,090	3,938,243
Microsoft Corp.	399,780	11,253,806
Red Hat, Inc. (b)	56,700	1,641,465
Satyam Computer Services Ltd. ADR – IN (c)	32,530	1,275,176
Yahoo!, Inc. (b)	51,310	1,761,985

		38,568,897

Construction & Building Materials (1.0%)
Terex Corp. (b)	17,200	1,212,600
Vulcan Materials Co.	17,200	1,236,336

		2,448,936

Consumer Products (2.8%)
Colgate-Palmolive Co.	36,700	2,014,463
Procter & Gamble Co.	81,870	4,849,160

		6,863,623

Financial Services (7.1%)
AmeriCredit Corp. (b)	49,900	1,435,124
Charles Schwab Corp. (The)	96,550	1,427,975
Chicago Mercantile Exchange Holdings, Inc.	3,290	1,392,493
Franklin Resources, Inc.	23,150	2,280,275
Goldman Sachs Group, Inc.	17,230	2,433,737
Merrill Lynch & Co., Inc.	19,400	1,456,358
SLM Corp.	33,900	1,897,044
State Street Corp.	31,970	1,932,906
T. Rowe Price Group, Inc.	24,330	1,859,542
Zions Bancorp	11,800	933,026

		17,048,480

Food & Beverage (1.9%)
Kellogg Co.	16,600	712,140
PepsiCo, Inc.	69,220	3,958,000

		4,670,140

Healthcare (12.6%)
Aetna, Inc.	34,450	3,334,760
Alcon, Inc. ADR - CH	11,080	1,417,354
Amgen, Inc. (b)	71,620	5,220,381
Cardinal Health, Inc.	33,780	2,433,511
Coventry Health Care, Inc. (b)	32,500	1,936,025
Genentech, Inc. (b)	25,250	2,169,480
Gilead Sciences, Inc. (b)	40,840	2,485,931
St. Jude Medical, Inc. (b)	74,050	3,638,077
UnitedHealth Group, Inc.	78,010	4,635,353
Zimmer Holdings, Inc. (b)	44,250	3,051,038

		30,321,910

Hotels & Casinos (3.7%)
Boyd Gaming Corp. (c)	27,860	1,259,272
MGM Mirage (b)	64,900	2,405,194
Starwood Hotels & Resorts Worldwide, Inc.	56,190	3,416,914
Wynn Resorts Ltd. (b) (c)	28,440	1,836,655

		8,918,035

Instruments - Scientific (0.8%)
Thermo Electron Corp. (b)	59,770	2,010,663

Insurance (1.9%)
American International Group, Inc.	41,010	2,684,515
MetLife, Inc.	35,950	1,803,252

		4,487,767

Machinery (0.8%)
Caterpillar, Inc.	28,820	1,956,878

Manufacturing (5.1%)
Danaher Corp.	22,100	1,251,744
General Electric Corp.	272,200	8,914,550
Textron, Inc.	25,360	2,141,906

		12,308,200

Medical (5.0%)
Genzyme Corp. (b)	25,410	1,802,585
Invitrogen Corp. (b) (c)	26,200	1,804,656
Johnson & Johnson	90,670	5,217,152
McKesson Corp.	63,020	3,340,060

		12,164,453

Oil & Gas (4.5%)
Denbury Resources, Inc. (b) (c)	57,820	1,721,301
ENSCO International, Inc.	30,040	1,535,645
Halliburton Co.	40,500	3,221,775
Questar Corp.	23,050	1,878,114
Williams Cos., Inc. (The)	103,750	2,473,400

		10,830,235

Pharmaceuticals (1.9%)
Pharmaceutical Product Development, Inc. (c)	23,450	1,622,271
Schering-Plough Corp.	72,480	1,387,992
Wyeth	33,490	1,548,913

		4,559,176

Restaurants (0.7%)
Cheesecake Factory, Inc. (The) (b)	43,760	1,612,556

Retail (10.1%)
Abercrombie & Fitch Co.	55,860	3,708,545
Coach, Inc. (b)	103,460	3,719,387
CVS Corp.	92,790	2,575,850
Home Depot, Inc.	86,595	3,511,427
Kohl’s Corp. (b)	40,940	1,817,327
Lowe’s Cos., Inc.	46,900	2,980,495

New York & Co., Inc. (b)	62,030	1,202,141
Staples, Inc.	77,650	1,841,082
Target Corp.	55,600	3,044,100

		24,400,354

Semiconductors (7.1%)
Advanced Micro Devices, Inc. (b)	51,200	2,143,232
Broadcom Corp., Class A (b)	20,650	1,408,330
Cymer, Inc. (b) (c)	47,800	2,157,692
Marvell Technology Group Ltd. (b)	27,810	1,902,760
National Semiconductor Corp.	85,140	2,401,799
Novellus Systems, Inc. (b)	65,000	1,842,750
QLogic Corp. (b)	46,650	1,850,606
Trident Microsystems, Inc. (b) (c)	55,600	1,452,272
Xilinx, Inc.	73,550	2,071,168

		17,230,609

Telecommunications (7.9%)
Comverse Technology, Inc. (b)	117,100	3,207,369
Corning, Inc. (b)	112,670	2,743,515
Motorola, Inc.	79,900	1,814,529
Neustar, Inc. (b) (c)	62,150	1,802,972
QUALCOMM, Inc.	113,960	5,465,521
Sprint Corp.	75,380	1,725,448
XM Satellite Radio Holdings, Inc. (b) (c)	87,000	2,277,660

		19,037,014

Transportation (3.2%)
Forward Air Corp. (c)	71,730	2,797,470
J.B. Hunt Transport Services, Inc. (c)	79,650	1,895,670
United Parcel Service, Inc., Class B	39,800	2,981,418

		7,674,558

Total Common Stocks		241,335,523

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.6%)

Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	$15,873,512	15,873,512

Total Short-Term Securities Held as Collateral for Securities Lending		15,873,512

Total Investments (Cost $242,435,250) (a) - 106.5%		257,209,035
Liabilities in excess of other assets - (6.5)%		(15,694,888)

NET ASSETS - 100.0%		$241,514,147

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006.

ADR	American Depositary Receipt

CH	Switzerland

FR	France

IN	India

Gartmore Nationwide Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.2%)
Aerospace & Defense (1.3%)
Boeing Co. (The)	53,613	$3,662,304
General Dynamics Corp.	28,900	3,362,804
Lockheed Martin Corp.	23,900	1,616,835
Northrop Grumman Corp.	135,708	8,431,538

		17,073,481

Apparel (0.3%)
Nike, Inc., Class B	49,100	3,974,645

Auto Parts & Equipment (0.2%)
BorgWarner, Inc. (c)	37,500	2,067,375

Automobiles (0.1%)
Ford Motor Co.	114,400	981,552

Automotive (0.6%)
Autoliv, Inc.	88,750	4,347,863
AutoNation, Inc. (b) (c)	177,600	3,958,704

		8,306,567

Banks (4.8%)
Bank of America Corp.	696,556	30,808,671
Bank of New York Co., Inc. (The)	61,501	1,956,347
Barclays PLC ADR – UK (c)	38,400	1,640,832
Bear Stearns Cos., Inc. (The) (c)	66,600	8,422,236
HSBC Holdings PLC ADR – UK (c)	39,200	3,260,656
J.P. Morgan Chase & Co.	199,230	7,919,393
Mellon Financial Corp.	41,000	1,446,070
PNC Bank Corp.	25,736	1,669,237
Regions Financial Corp.	38,400	1,274,112
Suntrust Banks, Inc.	64,640	4,618,528

		63,016,082

Broadcast Media & Cable Television (0.6%)
Comcast Corp., Class A (b)	279,150	7,765,953

Building - Residential & Commercial (0.2%)
Pulte Homes, Inc.	58,786	2,345,561

Capital Goods (0.9%)
Cummins Engine, Inc. (c)	57,150	5,560,695
PACCAR, Inc.	56,125	3,906,300
Parker Hannifin Corp.	26,240	1,988,205

		11,455,200

Chemicals (1.0%)
Ashland, Inc.	95,800	6,315,136
Dow Chemical Co.	88,028	3,723,584
Huntsman Corp. (b)	152,921	3,306,152

		13,344,872

Coal (0.3%)
Peabody Energy Corp.	44,854	4,463,422

Computer Equipment (3.6%)
Apple Computer, Inc. (b)	51,200	3,866,112
Cisco Systems, Inc. (b)	492,566	9,146,951

Dell, Inc. (b)	174,796	5,123,271
Hewlett-Packard Co.	498,530	15,544,165
Ingram Micro, Inc. (b)	174,150	3,369,803
International Business Machines Corp.	124,011	10,082,094

		47,132,396

Computer Software & Services (4.8%)
Affiliated Computer Services, Inc., Class A (b)	34,591	2,165,397
BEA Systems, Inc. (b)	172,641	1,790,287
Business Objects S.A. ADR - FR (b)	145,451	6,036,217
Cognizant Technology Solutions Corp., Class A (b)	112,459	5,889,478
eBay, Inc. (b)	35,620	1,535,222
Electronic Arts, Inc. (b)	27,335	1,491,944
EMC Corp. (b)	428,261	5,738,697
Hyperion Solutions Corp. (b)	87,155	2,999,004
Microsoft Corp.	886,275	24,948,641
SAP AG ADR - DE	36,070	1,852,916
Satyam Computer Services Ltd. ADR - IN	46,732	1,831,894
Yahoo!, Inc. (b)	186,761	6,413,373

		62,693,070

Construction & Building Materials (0.4%)
Cemex S.A. de C.V.	40,400	2,665,592
Lafarge North America, Inc.	45,990	2,833,904

		5,499,496

Consumer Products (0.6%)
Colgate-Palmolive Co.	6,890	378,192
Fortune Brands, Inc.	34,400	2,578,624
Procter & Gamble Co.	92,900	5,502,467

		8,459,283

Containers (0.3%)
Ball Corp.	38,999	1,579,459
Bemis, Inc.	50,000	1,526,000
Owens-Illinois, Inc. (b)	64,330	1,414,617

		4,520,076

Data Processing & Reproduction (0.1%)
Alliance Data Systems Corp. (b)	42,825	1,809,356

Electric - Integrated (1.0%)
AES Corp. (b)	140,768	2,398,687
Constellation Energy Group	89,400	5,209,338
Edison International	93,600	4,101,552
Public Service Enterprise Group, Inc.	18,400	1,281,008

		12,990,585

Electronics (1.5%)
Altera Corp. (b)	82,980	1,602,344
Amkor Technology, Inc. (b) (c)	128,800	725,144
Arrow Electronics, Inc. (b)	194,000	6,665,839
Avnet, Inc. (b)	144,950	3,544,028
Directed Electronics, Inc. (b)	130,500	1,859,625
Microchip Technology, Inc.	40,391	1,515,066
SPX Corp.	76,950	3,671,285

		19,583,331

Entertainment (0.2%)
Carnival Corp.	55,895	2,893,125

Environmental Services (0.1%)
Republic Services, Inc. (c)	43,501	1,646,513

Financial Services (7.8%)
Centerstate Bank of Florida, Inc.	11,590	422,687
Charles Schwab Corp. (The)	90,600	1,339,974
Citigroup, Inc.	197,977	9,221,769
E*TRADE Financial Corp. (b)	48,200	1,146,678
First American Financial Corp.	91,400	4,279,348
Goldman Sachs Group, Inc.	107,803	15,227,174
Hudson City Bancorp, Inc.	492,196	6,113,074
KKR Financial Corp.	244,000	5,463,160
Lehman Brothers Holdings, Inc.	90,050	12,647,523
Marsh & McLennan Cos., Inc.	46,640	1,417,390
Merrill Lynch & Co., Inc.	117,501	8,820,800
Morgan Stanley	14,260	876,277
North Fork Bancorp, Inc.	140,600	3,616,232
Prudential Financial, Inc.	70,650	5,322,771
U.S. Bancorp	125,900	3,765,669
Wachovia Corp.	288,668	15,827,666
Wells Fargo & Co.	62,889	3,921,758
Zions Bancorp	43,378	3,429,898

		102,859,848

Food & Beverage (3.3%)
Archer-Daniels-Midland Co.	288,950	9,101,925
Campbell Soup Co.	284,645	8,519,425
Coca Cola Co. (The)	10,200	422,076
Coca-Cola Enterprises, Inc.	534,895	10,558,827
Constellation Brands, Inc. (b)	154,000	4,110,260
Dean Foods Co. (b)	81,390	3,087,123
Kellogg Co.	35,063	1,504,203
PepsiCo, Inc.	10,100	577,518
Smithfield Foods, Inc. (b)	100,947	2,709,417
Tyson Foods, Inc., Class A (c)	227,450	3,259,359

		43,850,133

Healthcare (4.9%)
Aetna, Inc.	92,440	8,948,192
Amgen, Inc. (b)	128,301	9,351,860
Biovail Corp.	29,500	668,175
Genentech, Inc. (b)	12,600	1,082,592
Medco Health Solutions, Inc. (b)	126,945	6,867,725
Medtronic, Inc.	53,031	2,994,661
Sierra Health Services, Inc. (b)	38,200	1,513,484
St. Jude Medical, Inc. (b)	61,240	3,008,721
Triad Hospitals, Inc. (b)	89,600	3,678,976
UnitedHealth Group, Inc.	287,886	17,106,185
WellPoint, Inc. (b)	116,982	8,984,218

		64,204,789

Hotels & Casinos (0.3%)
Boyd Gaming Corp.	14,740	666,248
Starwood Hotels & Resorts Worldwide, Inc.	55,083	3,349,597

		4,015,845

Instruments - Scientific (0.8%)
Fisher Scientific International, Inc. (b)	72,100	4,821,327
Thermo Electron Corp. (b)	188,223	6,331,822

		11,153,149

Insurance (8.0%)
Allstate Corp. (The)	11,600	603,780
American International Group, Inc.	360,982	23,629,881
Berkshire Hathaway, Inc., Class B (b)	3,000	8,796,000
Chubb Corp.	88,350	8,335,823
Genworth Financial, Inc.	112,500	3,685,500
Hartford Financial Services Group, Inc. (The)	120,750	9,929,272

Loews Corp.	49,950	4,929,566
Manulife Financial Corp. (c)	46,299	2,821,924
MetLife, Inc.	278,547	13,971,917
MGIC Investment Corp.	55,400	3,656,954
Old Republic International Corp.	40,500	868,725
PartnerRe Ltd.	98,600	6,091,508
Principal Financial Group, Inc.	116,400	5,489,424
SAFECO Corp.	94,800	4,953,300
St. Paul Cos., Inc.	163,080	7,400,570

		105,164,144

Machinery (0.5%)
Caterpillar, Inc.	44,400	3,014,760
Deere & Co.	42,100	3,021,096

		6,035,856

Manufacturing (3.9%)
3M Co.	97,000	7,056,750
Danaher Corp.	55,336	3,134,231
General Electric Corp.	843,645	27,629,374
Illinois Tool Works, Inc.	49,630	4,183,313
Ingersoll-Rand Co., Class A	49,386	1,939,388
Tyco International Ltd.	276,300	7,197,615

		51,140,671

Medical (3.7%)
Abbott Laboratories	158,356	6,833,061
AmerisourceBergen Corp.	96,600	4,215,624
Bristol-Myers Squibb Co.	130,735	2,979,451
Genzyme Corp. (b)	47,924	3,399,729
Johnson & Johnson	465,973	26,812,086
McKesson Corp.	74,450	3,945,850

		48,185,801

Metals & Mining (3.6%)
Barrick Gold Corp. ADR – CA (c)	199,200	6,266,832
Comapnia de Minas Buenaventura S.A.U.	123,150	3,413,718
Freeport-McMoRan Copper & Gold, Inc.	51,400	3,302,450
Newmont Mining Corp.	79,000	4,882,200
Phelps Dodge Corp.	56,062	8,997,951
Southern Copper Corp. (c)	159,983	13,934,519
Timken Co. (c)	177,700	6,427,409

		47,225,079

Mining (0.1%)
Rio Tinto PLC ADR - UK	5,400	1,107,054

Multimedia (1.9%)
CBS Corp., Class B	48,286	1,261,713
News Corp.	364,270	5,740,895
Time Warner, Inc.	317,760	5,570,333
Viacom, Inc., Class B (b)	132,987	5,516,280
Walt Disney Co. (The)	300,196	7,597,961

		25,687,182

Natural Gas (0.4%)
BHP Billiton Ltd. ADR – AU (c)	4,000	157,800
Sempra Energy	105,780	5,082,729

		5,240,529

Office Equipment & Supplies (0.4%)
Herman Miller, Inc.	47,800	1,448,340
Pitney Bowes, Inc.	83,470	3,567,508

		5,015,848

Oil & Gas (10.0%)
Apache Corp.	3,800	287,014
Chesapeake Energy Corp. (c)	46,940	1,644,778
ChevronTexaco Corp.	556,326	33,034,637
ConocoPhillips	228,927	14,811,577
Devon Energy Corp.	65,440	4,463,662
ENSCO International, Inc.	82,500	4,217,400
EOG Resources, Inc.	52,260	4,418,060
Exxon Mobil Corp.	553,733	34,746,745
GlobalSantaFe Corp.	37,600	2,295,480
Halliburton Co.	8,100	644,355
Hanover Compressor Co. (b) (c)	130,500	2,161,080
Marathon Oil Corp.	60,063	4,617,043
Nabors Industries Ltd. (b)	50,728	4,121,650
National-Oilwell, Inc. (b)	34,146	2,597,486
Newfield Exploration Co. (b)	17,800	932,720
Noble Corp.	55,750	4,484,530
Occidental Petroleum Corp.	29,450	2,877,560
Praxair, Inc.	25,920	1,365,466
Questar Corp.	3,450	281,106
Rowan Cos., Inc.	42,600	1,909,758
Schlumberger Ltd.	49,462	6,303,932

		132,216,039

Paper & Forest Products (0.8%)
International Paper Co.	171,583	5,598,753
Smurfit-Stone Container Corp. (b)	80,000	1,023,200
Weyerhaeuser Co.	54,700	3,815,872

		10,437,825

Pharmaceuticals (1.8%)
GlaxoSmithKline PLC ADR - UK	46,100	2,362,164
Kos Pharmaceuticals, Inc. (b) (c)	19,000	832,390
Pfizer, Inc.	682,525	17,527,242
Shire Pharmaceuticals Group PLC ADR - UK (c)	41,825	2,038,969
Wyeth	21,400	989,750

		23,750,515

Printing & Publishing (0.3%)
Gannett Co., Inc.	70,550	4,359,990

Railroads (2.0%)
Burlington Northern Santa Fe Corp.	156,100	12,506,732
CSX Corp.	107,900	5,775,887
Norfolk Southern Corp.	98,043	4,886,463
Union Pacific Corp.	31,020	2,744,029

		25,913,111

Real Estate (0.1%)
Developers Diversified Realty Corp.	15,700	773,382

Real Estate Investment Trusts (0.2%)
Deerfield Triarc Capital Corp. (c)	121,000	1,589,940
Republic Property Trust	77,100	894,360

		2,484,300

Reinsurance (0.2%)
Aspen Insurance Holdings Ltd.	136,500	3,164,070

Retail (5.8%)
Abercrombie & Fitch Co.	46,908	3,114,222
American Eagle Outfitters, Inc.	77,000	2,077,460
Coach, Inc. (b)	114,166	4,104,268
CVS Corp.	264,500	7,342,520
Federated Department Stores, Inc.	175,610	11,700,894
Harley-Davidson, Inc.	20,200	1,081,306

Home Depot, Inc.	155,041	6,286,913
Kohl’s Corp. (b)	136,865	6,075,437
Kroger Co. (b)	317,908	5,849,507
Lowe’s Cos., Inc.	111,843	7,107,623
New York & Co., Inc. (b) (c)	42,690	827,332
Nordstrom, Inc.	21,210	884,881
Penney (J.C), Co., Inc.	35,400	1,975,320
Staples, Inc.	93,136	2,208,255
Target Corp.	66,899	3,662,720
TJX Cos., Inc. (The)	105,100	2,683,203
Urban Outfitters (b)	53,902	1,472,064
Wal-Mart Stores, Inc.	189,704	8,747,251

		77,201,176

Search & Navigation Equipment (0.4%)
Raytheon Co.	140,400	5,752,188

Semiconductors (5.0%)
Advanced Micro Devices, Inc. (b)	112,100	4,692,506
Analog Devices, Inc.	90,000	3,579,300
Applied Materials, Inc.	77,378	1,474,051
ASML Holding NV ADR - NL (b)	64,000	1,445,760
Freescale Semiconductor, Inc. (b)	134,800	3,403,700
Intel Corp.	976,690	20,774,196
KLA-Tencor Corp.	30,700	1,595,786
Maxim Integrated Products, Inc.	104,300	4,280,472
Micron Technology, Inc. (b)	147,438	2,164,390
National Semiconductor Corp.	87,000	2,454,270
Texas Instruments, Inc.	681,583	19,922,671
Xilinx, Inc.	16,400	461,824

		66,248,926

Steel (0.3%)
IPSCO, Inc.	29,400	2,721,852
Mittal Steel Co. (c)	22,590	817,758
Nucor Corp.	9,600	808,608

		4,348,218

Telecommunications (3.0%)
AT&T, Inc.	278,349	7,223,156
Comverse Technology, Inc. (b)	115,759	3,170,639
Corning, Inc. (b)	122,770	2,989,450
Motorola, Inc.	224,250	5,092,718
Neustar, Inc. (b) (c)	153,768	4,460,810
Sprint Corp.	259,014	5,928,830
Verizon Communications, Inc.	198,617	6,288,214
Vodafone Group ADR - UK	143,750	3,034,563
XM Satellite Radio Holdings, Inc. (b)	55,074	1,441,837

		39,630,217

Tobacco (2.9%)
Altria Group, Inc.	332,560	24,057,391
Reynolds American, Inc. (c)	86,140	8,711,338
UST, Inc.	145,000	5,646,300

		38,415,029

Transportation (0.6%)
United Parcel Service, Inc., Class B	113,080	8,470,823

Travel (0.2%)
Royal Caribbean Cruises Ltd.	50,000	2,045,000

Utilities (2.0%)
Consolidated Edison, Inc. (c)	10,650	500,657
Duke Energy Corp. (c)	243,200	6,894,720
Exelon Corp.	29,600	1,699,632
NRG Energy, Inc. (b)	257,440	12,426,628

PP&L Resources, Inc.	73,000	2,199,490
Progress Energy, Inc. (c)	46,500	2,028,330

		25,749,457

Waste Disposal (0.1%)
Waste Management, Inc.	51,963	1,640,992

Total Common Stocks		1,295,509,127

Commercial Papers (0.9%)
Financial Services (0.9%)
KBC Financial Products Ltd., 4.48%, 02/01/06	6,870,000	6,870,000
UBS Finance Delaware LLC, 4.23%, 02/01/06	5,216,000	5,215,378

Total Commercial Papers		12,085,378

Foreign Stocks (0.1%)
Financial Services (0.1%)
Manulife Financial Corp. – CA	21,625	1,317,857

Total Foreign Stocks		1,317,857

Short-Term Securities Held as Collateral for Securities Lending (5.1%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	$66,850,558	66,850,558

Total Investments (Cost $1,280,245,841) (a) - 104.3%		1,375,762,920
Liabilities in excess of other assets - (4.3)%		(55,915,707)

NET ASSETS - 100.0%		$1,319,847,213

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of January 31, 2006.

ADR	American Depositary Receipt

AU	Australia

CA	Canada

FR	France

IN	India

NL	Netherlands

UK	United Kingdom

At January 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
87	S&P 500 Emini	03/17/06	$5,583,225	$95,972

Gartmore Money Market Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Commercial Paper (59.5%)
ASSET BACKED CDO - TRUST PREFERRED (2.6%)
Lockhart Funding LLC (2.6%)
4.46%, 02/13/06	$1,191,000	$1,189,233
4.43%, 02/16/06	22,500,000	22,458,562
4.52%, 02/22/06	10,000,000	9,973,692
4.43%, 03/01/06	6,095,000	6,073,955

		39,695,442

ASSET BACKED HOME LOANS (3.3%)
Georgetown Funding Co. (2.0%)
4.52%, 03/02/06	30,000,000	29,891,009

Thornburg Mortgage Capital (1.3%)
4.40%, 02/03/06	20,000,000	19,995,122

		49,886,131

ASSET BACKED SECURITIES (4.2%)
KLIO II Funding Corp (4.2%)
4.32%, 02/14/06	5,000,000	4,992,272
4.54%, 02/27/06	47,500,000	47,344,939
4.37%, 02/28/06	8,400,000	8,372,721
4.47%, 03/15/06	2,405,000	2,392,598

		63,102,530

ASSET BACKED SECURITIES - DOMESTIC (3.3%)
CC USA, Inc. (2.5%)
4.52%, 02/21/06	1,830,000	1,825,415
4.48%, 04/06/06	20,000,000	19,842,488
4.45%, 04/18/06	2,400,000	2,377,200
4.59%, 04/26/06	15,000,000	14,841,100

		38,886,203

Harrier Financial Funding U.S. LLC (0.8%)
4.27%, 02/15/06	10,600,000	10,582,563
4.48%, 03/01/06	340,000	338,818
4.36%, 03/14/06	1,000,000	995,103

		11,916,484

		50,802,687

ASSET BACKED SECURITIES - YANKEE (13.7%)
Giro Funding Corp. (3.3%)
4.29%, 02/15/06	10,000,000	9,983,472
4.47%, 03/15/06	40,000,000	39,792,684

		49,776,156

Greyhawk Funding LLC (3.9%)
4.40%, 02/01/06	30,000,000	30,000,000
4.38%, 02/02/06	5,000,000	4,999,392
4.50%, 02/08/06	10,000,000	9,991,250
4.36%, 02/10/06	4,400,000	4,395,226
4.43%, 02/22/06	5,000,000	4,987,108
4.46%, 02/27/06	4,384,000	4,369,942

		58,742,918

K2 (USA) LLC (0.6%)
4.54%, 03/15/06	9,200,000	9,151,485
4.51%, 04/04/06	657,000	651,954

		9,803,439

Premier Asset Collateralized Entity LLC (3.0%)
4.25%, 02/02/06	30,000,000	29,996,491
4.35%, 02/21/06	10,900,000	10,873,901
4.48%, 02/23/06	5,000,000	4,986,403

		45,856,795

Sigma Finance Inc. (1.3%)
4.85%, 01/26/07	20,000,000	20,000,000

Stanfield Victoria Funding LLC (1.6%)
4.46%, 03/30/06	10,000,000	9,930,017
4.50%, 03/31/06	5,000,000	4,963,750
4.44%, 08/11/06	10,000,000	9,997,011

		24,890,778

		209,070,086

ASSET BACKED TRADE & TERM RECEIVABLES (9.2%)
Falcon Asset Securitization Corp. (2.1%)
4.51%, 02/08/06	6,911,000	6,904,939
4.48%, 02/21/06	12,500,000	12,469,028
4.51%, 02/23/06	13,218,000	13,181,651

		32,555,618

Kitty Hawk Funding Corp. (3.9%)
4.40%, 02/10/06	26,200,000	26,171,246
4.37%, 02/13/06	11,743,000	11,725,905
4.52%, 02/15/06	21,000,000	20,963,168

		58,860,319

Old Line Funding Corp. (2.8%)
4.38%, 02/23/06	10,000,000	9,973,417
4.50%, 03/02/06	5,000,000	4,981,956
4.51%, 03/06/06	6,674,000	6,646,531
4.43%, 03/10/06	20,600,000	20,506,841

		42,108,745

Preferred Receivables Funding (0.4%)
4.44%, 02/21/06	4,415,000	4,404,158
4.53%, 03/20/06	1,501,000	1,492,182

		5,896,340

		139,421,022

BANKS - FOREIGN (8.7%)
Barclays U.S. Funding Corp. (3.9%)
4.40%, 02/10/06	457,000	456,501
4.45%, 03/22/06	35,000,000	34,999,999
4.77%, 12/05/06	25,000,000	25,000,000

		60,456,500

Calyon North America, Inc. (2.3%)
4.40%, 03/03/06	34,406,000	34,278,726

HBOS Treasury Services PLC (0.1%)
4.41%, 02/27/06	1,300,000	1,295,888
4.44%, 03/07/06	217,000	216,094

		1,511,982

National Australia Funding (DE) (0.6%)
4.29%, 02/06/06	8,703,000	8,697,827

Societe Generale North American (0.4%)
4.39%, 02/28/06	3,791,000	3,778,603
4.44%, 03/06/06	118,000	117,522
4.48%, 04/06/06	2,426,000	2,406,894

		6,303,019

UBS Finance (DE) LLC (1.4%)
4.33%, 02/22/06	128,000	127,677
4.44%, 03/29/06	21,095,000	20,950,944

		21,078,621

		132,326,675

BANKS - MORTGAGE (4.8%)
Countrywide Home Loans (3.3%)
4.53%, 02/07/06	16,077,000	16,064,862
4.41%, 02/27/06	24,899,000	24,820,236
4.48%, 03/02/06	10,825,000	10,786,108

		51,671,206

Nationwide Building Society (0.7%)
4.46%, 03/13/06	10,000,000	9,950,778

Northern Rock PLC (0.8%)
4.51%, 02/21/06	4,000,000	3,990,000
4.37%, 02/27/06	5,000,000	4,984,220
4.44%, 03/14/06	2,836,000	2,821,788

		11,796,008

		73,417,992

FINANCE LESSORS (3.9%)
PB Finance (Delaware) (3.9%)
4.38%, 02/10/06	3,000,000	2,996,723
4.36%, 02/15/06	25,000,000	24,958,000
4.52%, 02/23/06	15,000,000	14,958,750
4.50%, 03/23/06	12,000,000	11,925,833
4.60%, 04/20/06	5,000,000	4,950,708

		59,790,014

FIRE, MARINE, AND CASUALTY INSURANCE (0.7%)
Allstate Life Global Funding (0.7%)
4.53%, 12/27/06	10,000,000	10,000,000

INSURANCE CARRIERS (0.1%)
ING U.S. Funding (0.1%)
4.50%, 02/07/06	1,000,000	999,250

MOTORCYCLES, BICYCLES, AND PARTS (0.5%)
Harley-Davidson Funding Corp. (0.5%)
4.36%, 03/02/06	7,000,000	6,975,584

PERSONAL CREDIT INSTITUTIONS (0.0%)
General Electric Capital Corp. (0.0%)
4.49%, 04/10/06	542,000	537,454

SECURITY BROKERS & DEALERS (1.7%)
Bear Stearns Cos., Inc. (1.6%)
4.32%, 02/03/06	25,000,000	24,994,055

Morgan Stanley Dean Witter & Co. (0.1%)
4.36%, 02/10/06	1,000,000	998,913

		25,992,968

SUBDIVIDERS & DEVELOPERS (2.8%)
Yorkshire Building Society (2.8%)
4.22%, 02/03/06	15,300,000	15,296,447
4.45%, 03/17/06	26,700,000	26,555,761

		41,852,208

Total Commercial Paper		903,870,043

Floating Rate Notes (29.5%)
ASSET BACKED – REPURCHASE AGREEMENT (4.1%)
Liquid Funding (4.1%)
4.38%, 07/06/06	20,000,000	19,999,077
4.42%, 07/13/06	15,000,000	14,999,368
4.36%, 09/08/06	27,000,000	26,997,534

		61,995,979

ASSET BACKED CDO (5.0%)
Commodore CDO I LTD (1.0%)
4.56%, 03/13/06	15,000,000	15,000,000

Newcastle CDO, Ltd. (2.7%)
4.52%, 04/04/06	30,000,000	30,000,000
4.55%, 02/24/06	10,000,000	10,000,000

		40,000,000

NorthLake CDO Class I-MM (1.3%)
4.53%, 03/06/06	20,000,000	20,000,000

		75,000,000

ASSET BACKED SECURITIES - DOMESTIC (2.4%)
Harrier Financial Funding U.S. LLC (2.4%)
4.44%, 02/15/06	12,000,000	11,999,954
4.43%, 03/15/06	10,000,000	9,999,749
4.43%, 09/15/06	15,000,000	14,997,808

		36,997,511

ASSET BACKED SECURITIES - YANKEE (4.8%)
Premier Asset Collateralized Entity LLC (1.3%)
4.43%, 09/15/06	20,000,000	19,997,523

Sigma Finance Inc. (1.0%)
4.43%, 09/12/06	15,000,000	14,999,001

Stanfield Victoria Funding LLC (2.5%)
4.48%, 05/24/06	10,000,000	9,999,537
4.36%, 06/06/06	10,000,000	9,999,136
4.43%, 08/09/06	17,000,000	16,998,669

		36,997,342

		71,993,866

BANKS - DOMESTIC (2.0%)
HBOS Treasury Services PLC (1.1%)
4.44%, 09/22/06	18,000,000	18,000,000

Wells Fargo & Co. (0.9%)
4.44%, 02/02/06 (c)	13,000,000	13,000,000

		31,000,000

BANKS - MORTGAGE (2.1%)
Northern Rock PLC (2.1%)
4.50%, 10/06/06	12,500,000	12,500,000
4.40%, 02/03/06	20,000,000	20,000,000

		32,500,000

FIRE, MARINE, AND CASUALTY INSURANCE (3.8%)
Allstate Life Global Funding (3.8%)
4.52%, 04/21/06	30,000,000	29,997,195
4.53%, 06/27/06	12,500,000	12,500,000
4.44%, 02/08/06	15,000,000	15,000,000

		57,497,195

PERSONAL CREDIT INSTITUTIONS (3.0%)
General Electric Capital Corp. (1.7%)
4.57%, 09/15/06	7,000,000	7,000,000
4.52%, 12/09/06 (c)	19,000,000	19,000,000

		26,000,000

HSBC Americas, Inc. (1.3%)
4.51%, 11/24/06	20,000,000	20,000,000

		46,000,000

SECURITY BROKERS & DEALERS (2.3%)
Bear Stearns Cos., Inc. (0.2%)
4.70%, 09/15/06	2,500,000	2,502,920

Goldman Sachs Group, Inc. (0.9%)
4.515%, 05/22/06 (c)	13,000,000	13,000,000

Morgan Stanley Dean Witter & Co. (1.2%)
4.375%, 12/01/06 (c)	20,000,000	20,000,000

		35,502,920

Total Floating Rate Notes		448,487,471

U.S. Government Sponsored and Agency Obligations (8.9%)
FEDERAL HOME LOAN BANK (2.3%)
3.75%, 02/06/06	15,000,000	15,000,000
4.13%, 09/28/06	10,000,000	9,992,797
4.50%, 12/21/06	10,000,000	10,000,000

		34,992,797

FEDERAL HOME LOAN MORTGAGE CORP. (4.0%)
4.13%, 09/27/06	30,000,000	30,000,000
4.50%, 04/13/06	15,000,000	15,000,000
4.50%, 11/09/06	15,150,000	15,150,000

		60,150,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.6%)
4.00%, 08/08/06	40,000,000	40,000,000

Total U.S. Government Sponsored and Agency Obligations		135,142,797

Taxable Municipal Notes (2.3%)
ELECTRIC UTILITY (1.4%)
South Carolina Public Service Authority (1.4%)
4.46%, 02/07/06	21,300,000	21,284,202

FINANCE, TAXATION, & MONETARY POLICY (0.9%)
Sunshine State Governmental Financing Commission (0.9%)
4.40%, 02/16/06	13,500,000	13,475,363

Total Taxable Municipal Notes		34,759,565

Money Market (0.0%)
Investment Companies (0.0%)
Aim Liquid Assets Portfolio - Institutional Class	79,908	79,908
Aim Prime Portfolio - Institutional Class	114,000	114,000

Total Money Market		193,908

Total Investments (Cost $1,522,453,784) (a) - 100.2%		1,522,453,784
Liabilities in excess of other assets - (0.2)%		(3,046,372)

NET ASSETS - 100.0%		$1,519,407,412

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Extendible Floating Rate Note.

Northpointe Small Cap Growth Fund

Statement of Investments

January 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.6%)
Advertising (2.9%)
24/7 Real Media, Inc. (b)	75,500	$682,520
Ventiv Health, Inc. (b)	28,800	734,112

		1,416,632

Aerospace & Defense (1.0%)
Armor Holdings, Inc. (b)	10,100	481,467

Apparel (3.2%)
Gildan Activewear, Inc. (b)	14,800	713,064
Volcom, Inc. (b)	21,800	827,092

		1,540,156

Banks (3.5%)
East West Bancorp, Inc.	13,800	509,358
Royal Bancshares of Pennsylvania, Inc., Class A	20,400	494,700
Vineyard National Bancorp Co.	6,000	182,700
Wintrust Financial Corp.	10,000	537,000

		1,723,758

Business Services (2.8%)
Kforce, Inc. (b)	65,000	845,000
McGrath Rentcorp	15,900	516,114

		1,361,114

Casino Services (2.9%)
Monarch Casino & Resort, Inc. (b)	25,800	697,374
Shuffle Master, Inc. (b)	28,500	723,900

		1,421,274

Chemicals & Allied Products (0.4%)
American Vanguard Corp.	8,356	215,668

Computer Software & Services (6.8%)
Interwoven, Inc. (b)	55,000	523,050
Jupitermedia Corp. (b)	40,000	647,600
Merge Technologies, Inc. (b)	28,900	762,960
Rimage Corp. (b)	17,500	572,600
Smith Micro Software, Inc. (b)	100,600	823,914

		3,330,124

Consulting Services (1.2%)
CRA International, Inc. (b)	12,100	584,188

Consumer Products (2.3%)
Central Garden & Pet Co. (b)	9,600	475,968
Jarden Corp. (b)	25,600	630,784

		1,106,752

Cosmetics & Toiletries (1.8%)
Parlux Fragrances, Inc. (b)	25,700	859,922

Distribution (2.6%)
Andersons, Inc.	15,500	758,725
Central European Distribution Corp. (b)	13,600	523,056

		1,281,781

Diversified Manufacturing (1.0%)
Actuant Corp.	8,400	480,900

Electronics (3.3%)
Cyberoptics Corp. (b)	46,040	732,036
Multi-Fineline Electronix, Inc. (b)	16,300	876,288

		1,608,324

Financial Services (1.6%)
World Acceptance Corp. (b)	28,200	799,752

Food (1.5%)
SunOpta, Inc. (b)	100,000	720,000

Healthcare (2.2%)
Allied Healthcare International, Inc (b)	94,300	632,753
Option Care, Inc.	33,400	461,254

		1,094,007

Industrial Products & Equipment (1.4%)
Brady Corp., Class A	17,300	688,021

Insurance (2.1%)
Navigators Group, Inc. (The) (b)	13,000	580,710
ProAssurance Corp. (b)	8,200	419,758

		1,000,468

Internet Software (2.8%)
Aladdin Knowledge Systems, Inc. (b)	30,100	520,730
Openwave Systems, Inc. (b)	39,000	840,840

		1,361,570

Lasers (1.4%)
Cymer, Inc. (b)	15,100	681,614

Lottery Services (1.5%)
Scientific Games Corp. (b)	23,000	737,150

Machinery & Equipment (1.6%)
Lufkin Industries, Inc.	4,600	310,040
Middleby Corp. (The) (b)	5,100	481,950

		791,990

Machinery, Equipment & Supplies (1.2%)
Gehl Co. (b)	19,522	570,042

Medical Products (6.1%)
Encore Medical Corp (b)	142,500	766,650
Haemonetics Corp. (b)	16,400	852,800
Thoratec Corp. (b)	20,400	516,120
West Pharmaceutical Services, Inc.	27,100	827,363

		2,962,933

Oil & Gas (3.6%)
KCS Energy, Inc. (b)	16,000	464,480
Petrohawk Energy Corp. (b)	34,800	556,800
World Fuel Services Corp.	21,200	730,552

		1,751,832

Pharmaceuticals (3.7%)
Axcan Pharma, Inc. (b)	37,100	679,672
First Horizon Pharmaceutical Corp. (b)	34,900	586,669
Salix Pharmaceuticals Ltd. (b)	30,800	535,612

		1,801,953

Restaurants (1.5%)
Buffalo Wild Wings, Inc. (b)	23,100	732,039

Retail (3.3%)
Aaron Rents, Inc.	30,900	743,145
Jos. A. Bank Clothiers, Inc. (b)	17,080	875,692

		1,618,837

Semiconductors (8.3%)
Diodes, Inc. (b)	17,300	640,792

ON Semiconductor Corp. (b)	107,100	804,321
Rudolph Technologies, Inc. (b)	51,800	792,022
Silicon Image, Inc. (b)	69,700	806,429
Silicon Motion Technology Corp. ADR - KI (b)	60,500	978,285

		4,021,849

Telecommunications (6.5%)
Arris Group, Inc. (b)	65,700	772,632
J2 Global Communications, Inc. (b)	15,000	716,250
Neustar, Inc. (b)	22,600	655,626
Radyne Corp. (b)	40,200	551,946
Sirenza Microdevices, Inc. (b)	67,071	469,497

		3,165,951

Transportation (5.4%)
Celadon Group, Inc. (b)	28,600	886,600
Genesee & Wyoming, Inc. Class A (b)	20,000	780,000
Marten Transport (b)	43,950	976,569

		2,643,169

Veterinary Diagnostics (1.2%)
VCA Antech, Inc. (b)	21,800	603,206

Total Common Stocks		45,158,443

Cash Equivalents (4.7%)
Investments in repurchase agreements (Collateralized By U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, Dated 01/31/06, due 02/01/06, repurchase price $2,306,253)	$2,305,977	2,305,977

Total Cash Equivalents		2,305,977

Total Investments (Cost $38,714,949) (a) - 97.3%		47,464,420
Other assets in excess of liabilities - 2.7%		1,307,339

NET ASSETS - 100.0%		$48,771,759

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

ADR – American Deposit Receipt

KI – Cayman Islands

Northpointe Small Cap Value Fund

Statement of Investments

January, 31 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.8%)
Aerospace & Defense (2.4%)
Ceradyne, Inc. (b)	4,230	$242,125
Teledyne Technologies, Inc. (b)	6,000	196,080
United Industrial, Corp.	4,400	199,892

		638,097

Airlines (0.9%)
Alaska Air Group, Inc. (b)	7,700	245,861

Auto Components (0.4%)
Drew Industries, Inc. (b)	3,000	112,950

Biotechnology (0.9%)
Serologicals Corp. (b)	10,600	237,016

Capital Markets (1.8%)
Affiliated Managers Group, Inc. (b)	3,250	301,600
SWS Group, Inc.	8,000	185,840

		487,440

Chemicals (1.7%)
Airgas, Inc.	4,100	158,998
Olin, Corp.	14,000	287,000

		445,998

Commercial Banks (6.5%)
Capital Corp. of the West	6,205	212,025
East West Bancorp, Inc.	6,700	247,297
First Indiana, Corp.	3,200	106,976
First State Bancorp (New Mexico)	7,800	203,658
Greene County Bancshares, Inc.	9,000	254,160
Placer Sierra Bancshares	11,944	318,188
Security Bank Corp.	8,930	201,818
Vineyard National Bancorp Co.	6,800	207,060

		1,751,182

Commercial Services & Supplies (1.6%)
PeopleSupport, Inc. (b)	19,200	199,296
Tetra Tech, Inc. (b)	14,200	237,850

		437,146

Communications Equipment (2.2%)
3Com Corp. (b)	48,900	223,473
Comtech Telecommunications Corp. (b)	5,700	181,659
SafeNet, Inc. (b)	5,800	182,236

		587,368

Computers & Peripherals (0.9%)
Dot Hill Systems Corp. (b)	24,100	183,160
Intergraph Corp. (b)	1,900	72,599

		255,759

Construction & Engineering (1.6%)
Foster Wheeler Ltd. (b)	8,700	428,475

Construction Materials (0.7%)
Texas Industries, Inc.	3,600	193,716

Consumer Finance (2.0%)
Advanta Corp.	8,793	304,326

United Panam Financial Corp. (b)	8,120	238,647

		542,973

Containers & Packaging (0.8%)
Silgan Holdings, Inc.	5,710	216,181

Electric Utilities (1.1%)
El Paso Electric Co. (b)	14,500	296,960

Electrical Equipment (2.8%)
Genlyte Group, Inc. (b)	3,290	190,294
Regal-Beloit Corp.	6,000	221,340
Thomas & Betts Corp. (b)	7,700	343,805

		755,439

Electronic Equipment & Instruments (0.7%)
Applied Films Corp (b)	9,000	202,230

Energy Equipment & Services (3.1%)
Hanover Compressor Co. (b)	12,300	203,688
Hornbeck Offshore Services, Inc. (b)	7,829	311,438
Pioneer Drilling Co. (b)	14,110	321,708

		836,834

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	6,400	162,880
Wild Oats Markets, Inc. (b)	8,900	107,601

		270,481

Food Products (0.6%)
Reddy Ice Holdings, Inc.	7,000	157,430

Gas Utilities (0.8%)
South Jersey Industries, Inc.	7,000	205,800

Health Care Equipment & Supplies (3.8%)
Adeza Biomedical Corp. (b)	11,320	250,625
American Medical Systems Holdings, Inc. (b)	7,200	163,152
Integra Lifesciences Corp. (b) (b)	3,700	144,300
IntraLase Corp. (b)	17,000	337,450
STERIS Corp.	5,200	140,400

		1,035,927

Health Care Providers & Services (1.3%)
Per-Se Technologies, Inc. (b)	7,100	176,577
Ventiv Health, Inc. (b)	7,200	183,528

		360,105

Hotels Restaurants & Leisure (2.4%)
Applebee’s International, Inc.	7,300	174,981
Denny’s Corp. (b)	31,100	127,821
Jack in the Box, Inc. (b)	3,300	131,208
Sunterra Corp. (b)	14,700	210,945

		644,955

Household Durables (2.0%)
Champion Enterprises, Inc. (b)	23,200	318,072
Jarden Corp. (b)	4,250	104,720
Snap-On, Inc.	2,700	108,351

		531,143

Insurance (7.0%)
American Equity Investment Life Holding Co.	13,300	186,865
CRM Holdings Ltd. (b)	15,200	216,600
National Financial Partners Corp.	5,200	278,252
ProAssurance Corp. (b)	2,800	143,332
Scottish Re Group Ltd.	11,500	283,130
Seabright Insurance Holdings, Inc. (b)	13,270	217,495
The Hanover Insurance Group, Inc.	7,300	353,685
Tower Group, Inc.	10,830	208,044

		1,887,403

Internet Software & Services (1.5%)
Art Technology Group, Inc. (b)	74,300	208,040
United Online, Inc.	15,000	205,050

		413,090

IT Services (0.7%)
Covansys Corp. (b)	12,500	190,000

Leisure Equipment & Products (0.7%)
RC2 Corp. (b)	5,200	181,324

Machinery (5.5%)
Actuant Corp.	5,300	303,425
American Railcar Industries, Inc. (b)	4,580	136,846
ESCO Technologies, Inc. (b)	5,600	275,184
Federal Signal, Corp.	8,400	148,932
Gardner Denver, Inc. (b)	3,100	163,990
Trinity Industries, Inc.	4,500	229,725
Watts Water Technologies, Inc., Class A	6,800	229,024

		1,487,126

Media (2.2%)
Gemstar-TV Guide International, Inc. (b)	52,000	171,600
Harris Interactive, Inc. (b)	25,900	139,083
Salem Communications Corp. (b)	7,900	121,186
Scholastic Corp. (b)	5,298	159,205

		591,074

Metals & Mining (3.8%)
Aleris International, Inc. (b)	5,400	224,748
Allegheny Technologies, Inc.	3,600	186,660
Coeur d’Alene Mines Corp. (b)	56,700	293,706
RTI International Metals, Inc. (b)	3,500	158,375
Stillwater Mining Co. (b)	11,700	169,650

		1,033,139

Multi-Utilities (1.9%)
Avista Corp.	16,200	309,582
WPS Resources Corp.	3,800	213,104

		522,686

Multiline Retail (0.3%)
Big Lots, Inc. (b)	5,900	78,883

Oil Gas & Consumable Fuels (2.4%)
KCS Energy, Inc. (b)	7,320	212,500
Southwestern Energy Co. (b)	5,400	232,955
Western Refining, Inc. (b)	11,330	212,438

		657,893

Personal Products (0.6%)
Elizabeth Arden, Inc. (b)	7,600	160,664

Pharmaceuticals (0.6%)
Kos Pharmaceuticals, Inc. (b)	3,500	153,335

Real Estate (9.0%)
American Campus Communities, Inc.	7,900	195,920
Ashford Hospitality Trust	22,634	277,040
BioMed Realty Trust, Inc.	10,000	268,300
Eagle Hospitality Properties Trust	25,640	218,453
Fieldstone Investment Corp.	14,600	181,916
First Industrial Realty Trust	5,400	210,978
First Potomac Realty Trust	9,300	273,513
JER Investors Trust, Inc.	12,100	215,380
Medical Properties Trust, Inc.	24,390	233,168
Trammell Crow Co. (b)	11,631	330,436

		2,405,104

Road & Rail (1.7%)
Dollar Thrifty Automotive Group, Inc. (b)	2,000	75,860
Laidlaw International, Inc.	7,200	195,840
RailAmerica, Inc. (b)	18,200	179,270

		450,970

Semiconductors & Semiconductor Equipment (3.9%)
Axcelis Technologies, Inc. (b)	27,000	170,640
Cirrus Logic, Inc. (b)	29,600	250,712
Mattson Technology (b)	16,300	211,900
ON Semiconductor Corp. (b)	30,500	229,055
Semitool, Inc. (b)	14,540	198,471

		1,060,778

Software (3.4%)
Aspen Technologies, Inc. (b)	26,300	224,865
Lawson Software (b)	26,500	195,040
Nuance Communications, Inc. (b)	18,000	153,720
Parametric Technology Corp. (b)	26,800	167,768
Wind River Systems, Inc. (b)	13,300	177,954

		919,347

Specialty Retail (3.0%)
Aeropostale, Inc. (b)	3,500	105,805
AnnTaylor Stores Corp. (b)	6,577	219,146
Hot Topic, Inc. (b)	8,500	122,060
Jos. A. Bank Clothiers, Inc. (b)	2,200	112,794
Too, Inc. (b)	4,100	118,613
United Auto Group, Inc.	3,400	130,220

		808,638

Thrifts & Mortgage Finance (2.0%)
Commercial Capital Bancorp, Inc.	11,100	173,271
First Place Financial Corp.	5,896	141,740
Franklin Bank Corp. (b)	13,140	226,796

		541,807

Trading Companies & Distributors (2.0%)
Beacon Roofing Supply, Inc. (b)	9,700	322,137
UAP Holding Corp.	10,500	222,180

		544,317

Wireless Telecommunication Services (1.7%)
Dobson Communications Corp. (b)	30,900	229,278
NII Holdings, Inc. (b)	4,800	237,408

		466,686

Total Common Stocks		26,431,730

Cash Equivalents (2.1%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies and U.S. Government Agency Mortgages, in a joint trading account at 4.31%, dated 01/31/06, due 02/01/06, repurchase price $569,599)	$569,531	569,531

Total Cash Equivalents		569,531

Total Investments (Cost $23,065,022) (a) - 98.9%		27,001,261
Other assets in excess of liabilities - 1.1%		311,978

NET ASSETS - 100.0%		$27,313,239

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Notes to Statements of Investments

Securities Lending

The cash collateral received by the Funds at January 31, 2006 was pooled and invested in the following:

Security Type	Security Name	Value	Maturity Rate	Maturity Date
Bank Note - Floating Rate	Bank of America	$70,800,000	4.56%	02/01/06
Bank Note - Floating Rate	U.S. Bank N.A.	47,979,426	4.38%	02/02/06
Commercial Paper	ASAP Funding Ltd.	24,814,458	4.41%	02/07/06
Funding Agreement/GIC	GE Life & Annuity	27,700,000	4.57%	02/14/06
Funding Agreement/GIC	General Electric Capital	9,000,000	4.57%	03/15/06
Funding Agreement/GIC	ING USA	25,000,000	4.44%	02/21/06
Funding Agreement/GIC	Protective Life Insurance Company	25,000,000	4.78%	04/28/06
Master Note - Floating	Bank of America Corp. (MN)	14,500,000	4.58%	02/01/06
Master Note - Floating	CDC Financial Products Inc.	120,800,000	4.60%	02/01/06
Master Note - Floating	Citigroup Global Markets Inc.	45,500,000	4.57%	02/01/06
Master Note - Floating	Goldman Sachs Group, Inc.	50,000,000	4.45%	02/02/06
Master Note - Floating	Merrill Lynch Mortgage Capital	89,000,000	4.60%	02/01/06
Medium Term Note - Floating	Alliance and Leister PLC	20,000,000	4.41%	02/08/06
Medium Term Note - Floating	American Express Credit Corp.	6,000,000	4.44%	02/13/06
Medium Term Note - Floating	ASIF Global Funding XV	12,022,372	4.56%	02/01/06
Medium Term Note - Floating	Beta Finance Inc.	6,350,000	4.37%	02/01/06
Medium Term Note - Floating	Countrywide Home Loans Inc.	9,999,951	4.69%	04/12/06
Medium Term Note - Floating	Deutsche Bank Financial	15,000,000	4.63%	02/01/06
Medium Term Note - Floating	Dorada Finance Inc.	18,000,000	4.62%	02/01/06
Medium Term Note - Floating	General Electric Capital Corp.	24,960,422	4.46%	03/08/06
Medium Term Note - Floating	Islands Bank/HF Corp.	39,000,000	4.56%	02/22/06
Medium Term Note - Floating	Nationwide Building Society	22,209,190	4.65%	04/21/06
Medium Term Note - Floating	Northern Rock PLC	1,000,000	4.50%	03/09/06
Medium Term Note - Floating	Pacific Life Global Funding	29,998,051	4.70%	04/26/06
Medium Term Note - Floating	Royal Bank of Scotland Group PLC	25,000,000	4.53%	03/31/06
Medium Term Note - Floating	Sigma Finance Inc.	4,601,651	4.59%	02/01/06
Medium Term Note - Floating	Tango Finance Corp.	18,994,303	4.64%	02/01/06
Medium Term Note - Floating	West Corp Federal Credit Union	5,000,000	4.48%	02/14/06
Repurchase Agreement	UBS Securities LLC	160,312,072	4.44%	02/01/06
Time Deposit	Banesto SA Madrid	3,020,000	4.40%	02/15/06
Time Deposit	Svenska Stockholm	80,000,000	4.34%	02/01/06

As of January 31, 2006, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral*
Large Cap Value	$2,914,598	$2,971,675
Small Cap	32,786,633	33,381,603
Bond	5,905,066	6,025,264
Government Bond	11,634,036	11,854,524
Morley Enhanced Income	902,590	913,300
Worldwide Leaders	1,954,051	2,047,028
Micro Cap Equity	37,678,236	38,281,170
Value Opportunities	2,546,410	2,581,841
Bond Index	355,337,274	362,085,707
International Index	188,332,510	196,798,124
Mid Cap Market Index	182,830,455	184,152,230
S&P 500 Index	154,801,942	159,238,324
Small Cap Index	103,013,081	105,429,262
Growth	15,614,004	15,873,512
Nationwide	65,664,690	66,850,558

*	Includes securities and cash collateral

As of January 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Large Cap Value	$33,357,321	$5,623,135	$(429,708)	$5,193,427
Mid Cap Growth	4,523,602	1,166,980	(75,172)	1,091,808
Small Cap	139,363,548	8,393,225	(1,711,289)	6,681,936
Bond	116,730,263	4,094,840	(575,583)	3,519,257
Government Bond	169,000,866	1,198,503	(1,245,450)	(46,947)
Morley Enhanced Income	494,237,185	97,148	(3,930,415)	(3,833,267)
Short Duration Bond	119,427,514	—	(2,280,172)	(2,280,172)
Tax-Free Income	160,370,200	12,842,524	—	12,842,524
Global Financial Services	18,866,572	2,158,380	(33,669)	2,124,711
Global Health Sciences	28,402,777	1,659,169	(187,567)	1,471,602
Global Natural Resources	39,303,628	5,878,829	(111,678)	5,767,151
Global Technology and Communications	11,557,292	588,653	(285,118)	303,535
Global Utilities	9,193,315	761,912	(282,937)	478,975
Mid Cap Growth Leaders	37,867,011	4,541,735	(137,471)	4,404,264
Nationwide Leaders	16,235,516	781,639	(192,784)	588,855
Small Cap Leaders	16,325,552	1,759,942	(423,538)	1,336,404
U.S. Growth Leaders	155,266,877	10,641,720	(896,115)	9,745,605
Worldwide Leaders	46,444,698	4,693,030	(251,063)	4,441,967
China Opportunities	10,423,881	2,218,986	(432,927)	1,786,059
Emerging Markets	45,321,360	15,323,099	(255,249)	15,067,850
International Growth	17,646,442	3,832,520	(39,785)	3,792,735
Convertible	50,282,819	1,460,674	(517,221)	943,453
High Yield Bond	24,238,255	674,878	(513,827)	161,051
Micro Cap Equity	140,090,011	22,355,170	(777,165)	21,578,005
Small Cap Growth	3,123,785	422,378	(40,216)	382,162
U.S. Growth Leaders Long-Short	31,368,634	1,879,158	(2,054,760)	(175,602)
Value Opportunities	16,044,083	2,255,385	(85,607)	2,169,778
Bond Index	2,014,897,792	4,275,631	(22,972,396)	(18,696,765)
International Index	1,374,104,256	415,602,511	(10,582,362)	405,020,149
Mid Cap Market Index	1,168,557,882	221,759,596	(20,245,570)	201,514,026
S&P 500 Index	2,807,248,171	403,965,115	(81,708,573)	322,256,542
Small Cap Index	514,673,878	99,092,356	(15,793,238)	83,299,118
Investor Destinations Aggressive	555,332,228	97,507,686	(557,897)	96,949,789
Investor Destinations Moderately Aggressive	974,397,843	148,561,452	(3,130,558)	145,430,894
Investor Destinations Moderate	1,169,196,442	114,004,491	(6,552,602)	107,451,889
Investor Destinations Moderately Conservative	265,561,138	18,099,634	(2,284,369)	15,815,265
Investor Destinations Conservative	197,676,639	5,038,788	(1,911,387)	3,127,401
Optimal Allocations Aggressive	5,222,432	247,563	(62,102)	185,461
Optimal Allocations Moderately Aggressive	13,846,754	628,521	(140,755)	487,766
Optimal Allocations Moderate	17,503,147	407,412	(70,618)	336,794
Optimal Allocations Specialty	20,839,811	1,859,150	(74,952)	1,784,198
Growth	244,538,715	15,533,783	(2,863,463)	12,670,320
Nationwide	1,280,245,841	109,120,549	(23,589,569)	85,530,980
Money Market	1,522,453,947	—	—	—
Small Cap Growth	38,992,081	8,506,506	(34,167)	8,472,339
Small Cap Value	23,167,892	3,972,246	(138,877)	3,833,369

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GARTMORE MUTUAL FUNDS

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name: Gerald J. Holland
Title: Treasurer & Principal Financial Officer
Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
Name: Paul J. Hondros
Title: Principal Executive Officer
Date: March 29, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name: Gerald J. Holland
Title: Treasurer & Principal Financial Officer
Date: March 29, 2006